      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 1, 2009.

                                                             FILE NO. 333-101951

                                                                       811-07426

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 14                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 312                                                           /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT ONE

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-1941

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2009 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on                           , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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
                                     PART A

THE DIRECTOR OUTLOOK

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT ONE (EST. 5/20/91)

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO (EST. 6/2/86)
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE:      1-800-862-6668 (CONTRACT OWNERS)
                1-800-862-7155 (REGISTERED REPRESENTATIVES)

                                                             [THE HARTFORD LOGO]

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This prospectus describes information you should know before you purchase Series
II and Series IIR of The Director Outlook variable annuity. These Contracts are closed to new investors. Please read it carefully.


This variable annuity prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our") where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following Portfolio companies: Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.

You may also allocate some or all of your Premium Payment to the "Fixed Accumulation Feature," which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account. The Fixed Accumulation Feature is currently not available.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states.

--------------------------------------------------------------------------------


PROSPECTUS DATED: MAY 1, 2009



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2009

2

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TABLE OF CONTENTS


                                                                        PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                    3
FEE TABLES                                                                     5
HIGHLIGHTS                                                                     8
GENERAL CONTRACT INFORMATION                                                   9
  The Company                                                                  9
  The Separate Account                                                         9
  The Funds                                                                   10
PERFORMANCE RELATED INFORMATION                                               14
FIXED ACCUMULATION FEATURE                                                    14
THE CONTRACT                                                                  15
  Purchases and Contract Value                                                15
  Charges and Fees                                                            20
  The Hartford's Principal First and The Hartford's Principal                 22
   First Preferred
  Death Benefit                                                               26
  Surrenders                                                                  33
ANNUITY PAYOUTS                                                               34
OTHER PROGRAMS AVAILABLE                                                      37
OTHER INFORMATION                                                             40
  Legal Proceedings                                                           42
  More Information                                                            42
FEDERAL TAX CONSIDERATIONS                                                    42
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      49
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS       APP I-1
APPENDIX II -- DEATH BENEFIT -- EXAMPLES                                APP II-1
APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES             APP III-1
APPENDIX IV -- THE HARTFORD'S PRINCIPAL FIRST PREFERRED --              APP IV-1
EXAMPLES
APPENDIX V -- ACCUMULATION UNIT VALUES                                   APP V-1

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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.


ADMINISTRATIVE OFFICE OF THE COMPANY: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is:
Individual Markets Group, P.O. Box 5085, Hartford, Connecticut 06102-5085.


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and partial Surrenders.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date or we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract, upon the death any Contract Owner, joint Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First and The Hartford's Principal First Preferred. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under The Hartford's Principal First and The Hartford's Principal First Preferred. The initial Benefit Payment is equal to a percentage of your Premium Payments if you elect the benefit upon purchase or a percentage of your Contract Value on the date we add the benefit to your Contract. The percentage is different for The Hartford's Principal First and The Hartford's Principal First Preferred. The Benefit Payment can never exceed the Benefit Amount.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

4

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CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.


GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature.


JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).


THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. The maximum withdrawal amount you may take under The Hartford's Principal First in any Contract Year is 7% of the guaranteed amount.


THE HARTFORD'S PRINCIPAL FIRST PREFERRED: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. The maximum withdrawal amount you may take under The Hartford's Principal First Preferred in any Contract Year is 5% of the guaranteed amount. You cannot elect The Hartford's Principal First Preferred after May 1, 2008.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

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                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)                               None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
  First Year (2)                                                                                          7%
  Second Year                                                                                             6%
  Third Year                                                                                              5%
  Fourth Year                                                                                             4%
  Fifth Year                                                                                              0%

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2)  Length of time from each Premium Payment.

CONTRACT OWNER PERIODIC EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.


ANNUAL MAINTENANCE FEE (3)                                                                              $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
  Mortality and Expense Risk Charge                                                                      1.40%
  Total Separate Account Annual Expenses                                                                 1.40%
OPTIONAL CHARGES (as a percentage of average daily Sub-Account Value)
  MAV/EPB Death Benefit Charge (4)                                                                       0.30%
  The Hartford's Principal First Charge (5)                                                              0.75%
  The Hartford's Principal First Preferred Charge (5)                                                    0.20%
  Total Separate Account Annual Expenses with all optional charges (6)                                   2.45%


(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Sub-Accounts in which you are invested at the time of the charge.

(4) The MAV/EPB Death Benefit is not available for Contracts issued in Washington, New York or Minnesota. There is a different optional Death Benefit called the Maximum Anniversary Value Death Benefit for Contracts issued in Washington, New York or Minnesota. The charge is 0.30% of the average daily Sub-Account Value.

(5) You may choose either The Hartford's Principal First or The Hartford's Principal First Preferred. You may not choose both.


(6) Total Separate Account Annual Expenses with optional charges includes charges for the highest combination of optional charges.


THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                  MINIMUM          MAXIMUM
----------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                0.57%            1.27%
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)

6

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING THE HIGHEST COMBINATION OF OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you Surrender your Contract at the end of the applicable time period:


1 year                                                                    $1,074
3 years                                                                   $1,727
5 years                                                                   $2,091
10 years                                                                  $4,270


(2)  If you annuitize at the end of the applicable time period:


1 year                                                                      $381
3 years                                                                   $1,214
5 years                                                                   $2,061
10 years                                                                  $4,240


(3)  If you do not Surrender your Contract:


1 year                                                                      $414
3 years                                                                   $1,244
5 years                                                                   $2,091
10 years                                                                  $4,270


CONDENSED FINANCIAL INFORMATION

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When Premium Payments are credited to your Sub-Accounts, they are converted into
Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?" Please refer to Appendix V for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-862-6668.



AVAILABLE INFORMATION



We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

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You may read or copy these reports at the SEC's Public Reference Room at 100 F.
Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting at the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

8

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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase(R) Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        7%
          2                        6%
          3                        5%
          4                        4%
      5 or more                    0%

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than four years

X  Distributions made due to death

X Distributions under a program for substantially equal periodic payments made for your life or life expectancy

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 1.40% of your Contract Value invested in the Sub-Accounts.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the underlying Funds. See the Funds' prospectuses for more complete information.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS IF I ELECT OPTIONAL BENEFITS?

- MAV/EPB DEATH BENEFIT CHARGE -- You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." If you elect the MAV/EPB Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


- THE HARTFORD'S PRINCIPAL FIRST PREFERRED CHARGE -- The Hartford's Principal First Preferred is an option that can be elected at an additional charge. If you elect The Hartford's Principal First Preferred, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. You cannot elect The Hartford's Principal First Preferred after May 1, 2008.

Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay a federal income tax penalty.
- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant die before we begin to make Annuity

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Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.

You may purchase this Contract with either the Asset Protection Death Benefit or the Premium Protection Death Benefit. You cannot choose both. We will issue your Contract with the Asset Protection Death Benefit unless you choose the Premium Protection Death Benefit.

We describe the Asset Protection Death Benefit and the Premium Protection Death Benefit in the Death Benefit Section of the prospectus.

You may also elect an optional Death Benefit when you purchase your Contract at an additional charge. We describe the optional Death Benefit in the Death Benefit Section of the prospectus.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Payments for a Period Certain, Life Annuity with a Cash Refund, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payouts before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

-   fixed dollar amount Automatic Annuity Payouts,

-   variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.

GENERAL CONTRACT INFORMATION

THE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York and the District of Columbia and Puerto Rico. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Not all Contracts are available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate
Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.


- Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.


- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.


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In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.


THE FUNDS



FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD HLS SERIES FUND II, INC.
 HARTFORD GROWTH OPPORTUNITIES HLS FUND  Capital appreciation                         Hartford Investment Financial Services,
  -- CLASS IB                                                                         LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD LARGECAP GROWTH HLS FUND --    Long term growth of capital                  Hartford Investment Financial Services,
  CLASS IB                                                                            LLC.
                                                                                      Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD MIDCAP GROWTH HLS FUND --      Long term growth of capital                  Hartford Investment Financial Services,
  CLASS IB                                                                            LLC.
                                                                                      Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD SMALLCAP GROWTH HLS FUND --    Long-term capital appreciation               Hartford Investment Financial Services,
  CLASS IB                                                                            LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP and Hartford Investment
                                                                                      Management Company
 HARTFORD SMALLCAP VALUE HLS FUND --     Seeks capital appreciation                   Hartford Investment Financial Services,
  CLASS IB                                                                            LLC.
                                                                                      Sub-advised by Kayne Anderson Rudnick
                                                                                      Investment Management, LLC, Metropolitan
                                                                                      West Capital Management, LLC and SSgA Funds
                                                                                      Management, Inc.
 HARTFORD U.S. GOVERNMENT SECURITIES     Maximize total return with a high level of   Hartford Investment Financial Services,
  HLS FUND -- CLASS IB                   current income consistent with prudent       LLC.
                                         investment risk                              Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD VALUE OPPORTUNITIES HLS FUND   Seeks capital appreciation                   Hartford Investment Financial Services,
  -- CLASS IB                                                                         LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
HARTFORD SERIES FUND, INC.
 HARTFORD ADVISERS HLS FUND -- CLASS IB  Maximum long-term total return               Hartford Investment Financial Services,
                                                                                      LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD CAPITAL APPRECIATION HLS FUND  Growth of capital                            Hartford Investment Financial Services,
  -- CLASS IB                                                                         LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD DISCIPLINED EQUITY HLS FUND    Growth of capital                            Hartford Investment Financial Services,
  -- CLASS IB                                                                         LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP

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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 HARTFORD DIVIDEND AND GROWTH HLS FUND   High level of current income consistent      Hartford Investment Financial Services,
  -- CLASS IB                            with growth of capital                       LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD EQUITY INCOME HLS FUND --      High level of current income consistent      Hartford Investment Financial Services,
  CLASS IB                               with growth of capital                       LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD FUNDAMENTAL GROWTH HLS FUND    Seeks long-term capital appreciation         Hartford Investment Financial Services,
  -- CLASS IB (1)                                                                     LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GLOBAL ADVISERS HLS FUND --    Maximum long-term total rate of return       Hartford Investment Financial Services,
  CLASS IB                                                                            LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GLOBAL EQUITY HLS FUND --      Seeks long term capital appreciation         Hartford Investment Financial Services,
  CLASS IB                                                                            LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GLOBAL GROWTH HLS FUND --      Growth of capital                            Hartford Investment Financial Services,
  CLASS IB (2)                                                                        LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GLOBAL HEALTH HLS FUND --      Seeks long-term capital appreciation         Hartford Investment Financial Services,
  CLASS IB +                                                                          LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GROWTH HLS FUND -- CLASS IB    Seeks long-term capital appreciation         Hartford Investment Financial Services,
                                                                                      LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD HIGH YIELD HLS FUND -- CLASS   High current income with growth of capital   Hartford Investment Financial Services,
  IB                                     as a secondary objective                     LLC.
                                                                                      Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD INDEX HLS FUND -- CLASS IB     Seeks to provide investment results which    Hartford Investment Financial Services,
                                         approximate the price and yield performance  LLC.
                                         of publicly traded common stocks in the      Sub-advised by Hartford Investment
                                         aggregate                                    Management Company
 HARTFORD INTERNATIONAL GROWTH HLS FUND  Seeks capital appreciation                   Hartford Investment Financial Services,
  -- CLASS IB (3)                                                                     LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD INTERNATIONAL OPPORTUNITIES    Long-term capital growth                     Hartford Investment Financial Services,
  HLS FUND -- CLASS IB                                                                LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD INTERNATIONAL SMALL COMPANY    Seeks capital appreciation                   Hartford Investment Financial Services,
  HLS FUND -- CLASS IB                                                                LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP

12

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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 HARTFORD MIDCAP VALUE HLS FUND --       Seeks long-term capital appreciation         Hartford Investment Financial Services,
  CLASS IB +                                                                          LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD MONEY MARKET HLS FUND --       Maximum current income consistent with       Hartford Investment Financial Services,
  CLASS IB*                              liquidity and preservation of capital        LLC.
                                                                                      Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD SMALL COMPANY HLS FUND --      Growth of capital                            Hartford Investment Financial Services,
  CLASS IB                                                                            LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP and Hartford Investment
                                                                                      Management Company
 HARTFORD STOCK HLS FUND -- CLASS IB     Long-term growth of capital                  Hartford Investment Financial Services,
                                                                                      LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD TOTAL RETURN BOND HLS FUND --  Competitive total return, with income as a   Hartford Investment Financial Services,
  CLASS IB                               secondary objective                          LLC.
                                                                                      Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD VALUE HLS FUND -- CLASS IB     Long-term total return                       Hartford Investment Financial Services,
                                                                                      LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 FIXED ACCUMULATION FEATURE**            Preservation of capital                      General Account



+ Closed to new and subsequent Premium Payments and transfers of Contract Value other than contributions made to existing Contracts pursuant to regulatory settlements.




* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.



** The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature. The Fixed Accumulation Feature is currently not available.



NOTES



(1)  Formerly Hartford Focus HLS Fund -- Class IB



(2)  Formerly Hartford Global Leaders HLS Fund -- Class IB



(3)  Formerly Hartford International Capital Appreciation HLS Fund -- Class IB


We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

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VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate
Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We may, subject to any applicable law, make certain changes the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Contract. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.


As of December 31, 2008, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, Branch Banking & Trust Company, Evergreen Investment Services Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, The Huntington Funds, Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Merrill Lynch Asset Management & Princeton Funds Distributor, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, MTB Investment Advisors, Inc., Banc of America Advisors, LLC, JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, SunTrust Securities, Inc. & Trusco Capital Management, Inc., UBS Financial Services, Inc., Van Kampen Life Investment Trust & Van Kampen Asset Management, Van Kampen Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.



We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.



Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount of fees we collect may be greater or smaller based on

14

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the Funds you select. Revenue sharing and Rule 12b-1 fees did not exceed 0.50%
and 0.35%, respectively, in 2008, and are not expected to exceed 0.50% and 0.35%, respectively, in 2009, of the annual percentage of the average daily net assets (for instance, in 2008, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $85 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2008, revenue sharing and Rule 12b-1 fees did not exceed approximately $145.6 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE

The Fixed Accumulation Feature is currently not available.

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.


Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company

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General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account. Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.



We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State's minimum non-forfeiture requirements. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments; regulatory and tax requirements; and competitive factors.


We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. The Fixed Accumulation Feature interest rates may vary by state.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.


We may restrict your ability to allocate Contract Values or Premium Payments to the Fixed Accumulation Feature at any time in our sole discretion. We may close the Fixed Accumulation Feature to new Premium Payments or transfers of existing Contract Value. We may also make the Fixed Accumulation Feature available only through enrollment in a program that we establish.


THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;


- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code. We no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts or additional Premium Payments into any individual annuity contract funded through a 403(b) plan;


-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series II of the Contract was sold before January 30, 2004. Series IIR of the Contract is sold on or after January 30, 2004.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary before an application or order will be sent to us. Your Premium Payment will not be invested in any Fund during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents. Non-Resident Alien ("NRA") application submissions require our prior approval.


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The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic investment program such as the InvestEase(R) Program. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.

Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.

Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

You and your Annuitant must not be older than age 90 on the date that your Contract is issued. If your Contract is issued in New York, you and your Annuitant must not be older than age 85 on the date your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

If you purchase your Contract in Alabama, we will accept subsequent Premium Payments only during the first three Contract Years. If you purchase you Contract in Oregon, we will accept subsequent Premium Payments only during the first six Contract Years. If you purchase your Contract in Massachusetts, we will accept subsequent Premium Payments only until the Annuitant's 66th birthday or the sixth Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions on record. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

For examples of how we calculate the Death Benefit, see Appendix II.

CALIFORNIA SENIORS -- THE SENIOR PROTECTION PROGRAM

Any Contract Owner 60 years old or older when purchasing this Contract in the state of California must either:

-   Elect the Senior Protection Program, or

- Elect to immediately allocate the initial Premium Payments to the other investment options.

Under the Senior Protection Program we will allocate your initial Premium Payment to the Hartford Money Market HLS Fund Sub-Account for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions.

If you elect the Senior Protection Program you will not be able to participate in any InvestEase or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus, Static Asset Allocation Models and certain Automatic Income Programs are not available if your elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in the Hartford Money Market HLS Fund Sub-Account unless you direct otherwise.

You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Account Value from the Hartford Money Market HLS Fund Sub-Account to another investment option.

When you terminate your participation in the Senior Protection Program:

- You may reallocate your Contract Value in the Program to other investment options; or

- We will automatically reallocate your Account value in the Program according to your original instructions 35 days after your initial Premium Payment.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

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Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.


HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of the value of the Fixed Accumulation Feature and all Sub-Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfersbetween the Sub-Accounts offered in this Contract according to our policies andprocedures.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one

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"Sub-Account transfer;" however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                                 PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth           Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any number         Yes
of other Sub-Accounts (dividing the $10,000 among the other
Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to          Yes
any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth            No
Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an
international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET OR TELEPHONE.Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:


Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.



We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.



In certain circumstances, Fund trading policies do not apply or may be limited. For instance:


- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company- sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

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POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.


- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.


HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- Each Contract Year, you may transfer the greater of:


- 30% of the Contract Value in the Fixed Accumulation Feature as of the last Contract Anniversary or Contract issue date or the largest sum of your prior transfers. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. These restrictions also apply to systematic transfers except for certain programs specified by us. The 30% does not include Contract Value in any DCA Plus Program; or


- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- You can make transfers by contacting us.

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the

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electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.


POWER OF ATTORNEY -- You may authorize another person to conduct financial and other transactions on your behalf by submitting a completed power of attorney form that meets the power of attorney requirements of your resident state law. Once we have the completed form on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you.


CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        7%
          2                        6%
          3                        5%
          4                        4%
      5 or more                    0%

Surrender Order -- During the Contract Years when a Contingent Deferred Sales Charge applies to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount (which is equal to 10% of total Premium Payments) will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a Contingent Deferred Sales Charge, then from 10% of Premium Payments still subject to a Contingent Deferred Sales Charge and then from Premium Payments subject to a Contingent Deferred Sales Charge on a first-in-first-out basis.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first four years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for Contracts issued to a Charitable Remainder Trust.

- IF YOU ARE A PATIENT IN A CERTIFIED LONG-TERM CARE FACILITY OR OTHER ELIGIBLE FACILITY -- We will waive any Contingent Deferred Sales Charge for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

X facility recognized as a general hospital by the proper authority of the state in which it is located;

X facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals;

X  facility certified as a hospital or long-term care facility; or

X nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

For this waiver to apply, you must:

-   have owned the Contract continuously since it was issued,

-   provide written proof of your eligibility satisfactory to us, and

- request the Surrender within 91 calendar days of the last day that you are an eligible patient in a recognized facility or nursing home.


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This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase or upgrade the Contract. We will not waive any Contingent Deferred Sales Charge applicable to any Premium Payments made while you are in an eligible facility or nursing home.

This waiver may not be available in all states.

- UPON DEATH OF THE ANNUITANT, CONTRACT OWNER OR JOINT CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR THE HARTFORD'S PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR THE HARTFORD'S PRINCIPAL FIRST PREFERRED BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age 70 1/2 or older, with a Contract held under an IRA or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

- UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD -- No Contingent Deferred Sales Charge will be deducted if you cancel your Contract during the Right to Cancel Period.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.40% of the Sub-Account Value.

The Mortality and Expense Risk Charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The Mortality and Expense Risk Charge enables us to keep our commitments and to pay you as planned. If the Mortality and Expense Risk Charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the Mortality and Expense Risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the Mortality and Expense Risk Charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested. We do not deduct the charge for Contracts issued in South Carolina and Washington if it will cause the rate of interest credited to your Contract Value in the Fixed Accumulation Feature to fall below state minimum requirements.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who

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own more than one Contract with a combined Contract Value between $50,000 and
$100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0% - 3.5%.

CHARGES AGAINST THE FUNDS

Annual Fund Operating Expenses -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

CHARGES FOR OPTIONAL BENEFITS

- MAV/EPB DEATH BENEFIT CHARGE -- You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." If you elect the MAV/EPB Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. We will deduct this charge on a daily basis based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. You may elect the annuitization option at any time. If you bought your Contract after June 1, 2003 but before January 30, 2004, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% of your Contract Value invested in the Sub-Accounts. You will be subject to fee increases if you elect to step-up the Benefit Amount.


- THE HARTFORD'S PRINCIPAL FIRST PREFERRED CHARGE -- The Hartford's Principal First Preferred can be elected for an additional annual charge. We will deduct the charge on a daily basis based on your Contract Value invested in the Sub-Accounts. We will continue to deduct the charge until we begin to make Annuity Payouts or when you cancel it. You may elect the annuitization option at any time. You may elect to cancel this rider after the 5th anniversary of the date you added The Hartford's Principal First Preferred to your Contract.

REDUCED FEES AND CHARGES

We may offer, in our discretion, reduced fees and charges including, but not limited to Contingent Deferred Sales Charges, the Mortality and Expense Risk Charge, the Annual Maintenance Fee, and charges for optional benefits, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.

THE HARTFORD'S PRINCIPAL FIRST AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED

ELECTING THE HARTFORD'S PRINCIPAL FIRST OR THE HARTFORD'S PRINCIPAL FIRST PREFERRED


You may elect The Hartford's Principal First at any time, provided we are still offering this rider for new sales. The Hartford's Principal First Preferred is closed to new investors.


Once you elect The Hartford's Principal First you cannot cancel it and we will continue to deduct The Hartford's Principal First Charge until we begin to make Annuity Payouts.

You may cancel The Hartford's Principal First Preferred any time after the 5th Contract Year or the 5th anniversary of the date you added The Hartford's Principal First Preferred to your Contract. If you cancel The Hartford's Principal First Preferred, all Benefit Payments and charges for The Hartford's Principal First Preferred will terminate. Once The Hartford's Principal First Preferred is cancelled it cannot be reinstated.

Whether you elect either The Hartford's Principal First or The Hartford's Principal First Preferred, a company-sponsored exchange will not be considered to be a revocation or termination of either benefit.

OVERVIEW

The Hartford's Principal First and The Hartford's Principal First Preferred are optional benefits that, if elected, are intended to protect the amount of your investment from poor market performance. The amount of your investment that is protected from poor market performance will be different depending on when you elect your optional benefit. The amount that is protected is your "Benefit Amount." In other words, The Hartford's Principal First and The Hartford's Principal First Preferred operate as a guarantee of the Benefit Amount that you can access through a series of payments.

DETERMINING YOUR BENEFIT AMOUNT

The initial Benefit Amount for both The Hartford's Principal First and The Hartford's Principal First Preferred depends on when you elect your optional benefit. If you elect your optional benefit when purchasing the Contract, your initial Premium

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Payment is equal to the initial Benefit Amount. If you elect your optional benefit at a later date, your Contract Value, on the date it is added to your Contract, is equal to the initial Benefit Amount.

-   Your Benefit Amount can never be more than $5 million dollars.

-   Your Benefit Amount is reduced as you take withdrawals.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is 7% or 5% of your Benefit Amount for The Hartford's Principal First or The Hartford's Principal First Preferred, respectively.

BENEFIT PAYMENTS

Benefit Payments are non-cumulative, which means your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, for The Hartford's Principal First Preferred if you do not take 5% one year, you may not take more than 5% the next year.

If you elect your optional benefit when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish your optional benefit any time after you purchase your Contract, we count one year as the time between the date we added the optional benefit to your Contract and your next Contract Anniversary, which could be less than a year.

The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT OUT OF YOUR CONTRACT WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT MAY BE LOWER IN THE FUTURE. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. For The Hartford's Principal First, your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount. For The Hartford's Principal First Preferred, your Benefit Payment becomes 5% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to the "new" Benefit Payment for the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

Except for Contracts issued in New York, if you change the ownership or assign this Contract to someone other than your spouse after 12 months of electing either optional benefit, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.

The Benefit Amount will be recalculated to equal the lesser of:

-   The Benefit Amount immediately prior to the ownership change or assignment;
    or

-   The Contract Value at the time of the ownership change or assignment.

Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 5% or 7% of the additional Premium Payment for The Hartford's Principal First Preferred and The Hartford's Principal First, respectively.

SURRENDERING YOUR CONTRACT

You can Surrender your Contract any time, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First or The Hartford's Principal First Preferred.

If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through a fixed annuity payout option until your Benefit Amount is depleted.

The fixed annuity payout option for The Hartford's Principal First is called The Hartford's Principal First Payout Option. The fixed annuity payout option for The Hartford's Principal First Preferred is called The Hartford's Principal First Preferred Payout Option.

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While you are receiving payments under either of these fixed annuity payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

ANNUITIZING YOUR CONTRACT

If you elect The Hartford's Principal First or The Hartford's Principal First Preferred and later decide to annuitize your Contract, you may choose The Hartford's Principal First Payout Option or The Hartford's Principal First Preferred Payout Option in addition to those Annuity Payout Options offered in the Contract.

Under both of these Annuity Payout Options, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint Contract Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by Hartford have not been made, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by Hartford have been made, the payments will continue to be made to the Beneficiary.

KEY DIFFERENCES BETWEEN THE HARTFORD'S PRINCIPAL FIRST AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED

While The Hartford's Principal First and The Hartford's Principal First Preferred share many of the same characteristics, there are some important differences you should consider when deciding which benefit to choose.


      FEATURES                    THE HARTFORD'S PRINCIPAL FIRST                     THE HARTFORD'S PRINCIPAL FIRST PREFERRED
------------------------------------------------------------------------------------------------------------------------------------
Charge                0.75% of Sub-Account Value                               0.20% of Sub-Account Value
Benefit Payment       7% of Benefit Amount                                     5% of Benefit Amount
Revocability          - Irrevocable.                                           - Revocable anytime after the 5th Contract Year or
                      - Charge continues to be deducted until we begin to      the 5th anniversary of the date you added The
                      make annuity payouts.                                    Hartford's Principal First Preferred to your
                                                                               Contract.
                                                                               - Charge continues to be deducted until we begin to
                                                                               make annuity payout or charge will terminate if The
                                                                               Hartford's Principal First Preferred is cancelled.
Step Up               - After the 5th Contract Year, every five years          - Not Available.
                      thereafter if elected.
Maximum Issue Age     - Non-Qualified & Roth IRA -- Age 85                     -  Non-Qualified & Roth IRA -- Age 85
                      - IRA/Qualified -- Age 80                                - IRA/Qualified -- Age 70
Investment            - None                                                   - You are not permitted to transfer more than 10% of
Restrictions                                                                   your Contract Value as of your last Contract
                                                                               Anniversary between certain investment options. This
                                                                               restriction is not currently enforced.
Spousal Continuation  - Available                                              - Available


THE HARTFORD'S PRINCIPAL FIRST -- STEP-UP

Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the Benefit Amount. There is no "step-up" available for The Hartford's Principal First Preferred. If you choose to "step-up" the Benefit Amount, your Benefit Amount will be re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" the Benefit Amount if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year The Hartford's Principal First "step-up" has been in place, you may choose to "step-up" the Benefit Amount again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step-up" without waiting for the 5th year their Contract has been in force.

We currently allow you to "step-up" The Hartford's Principal First on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step-up," we may be charging more for The Hartford's Principal First, but in no event will this charge exceed 0.75% annually. Regardless of when you bought your Contract, upon "step-up" we will charge you the current charge. Before you decide to "step-up," you should request a current prospectus which will describe the current charge for this Benefit. This rider protects

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your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect "step-ups" that reset your Benefit Amount to the then prevailing Contract Value.

You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier). These dates are called "election dates" in this section. Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

- We will accept requests for a step-up in writing, verbally or electronically, if available.

- Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.

- We will not accept any written election request received more than 30 days prior to an election date.

- We will not accept any Internet (if available) or telephone election requests received prior to the election date. You may not post-date your election.

- If an election form is received in good order within the 30 days prior to an election date, the "step-up" will automatically occur on the rider anniversary (or if the rider anniversary in a Non-Valuation Day then the next following Valuation Day). If an election form is received in good order on or after an election date, the "step-up" will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

- Your election is irrevocable. This means that if your Contract Value increases after your step-up, you cannot ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

THE HARTFORD'S PRINCIPAL FIRST PREFERRED -- INVESTMENT RESTRICTIONS

We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value. Currently, there are no such limitations. Contracts issued in Connecticut are not subject to these limitations.

REQUIRED MINIMUM DISTRIBUTIONS

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.

For purposes of The Hartford's Principal First Preferred, if you enroll in our Automatic Income Program to satisfy the Required Minimum Distributions from the Contract and, as a result, the withdrawals exceed your Benefit Payment we will not recalculate your Benefit Amount or Benefit Payment.

OTHER INFORMATION


If you elect The Hartford's Principal First Preferred, and your Contract was issued in the state of Connecticut, our approval is required for any subsequent Premium Payments if the Premium Payments for all deferred variable annuity contracts issued by us or our affiliates to you equal or exceed $100,000.


For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older. The Hartford's Principal First Preferred cannot be elected if the Contract Owner or Annuitant is age 71 or older.

We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First and The Hartford's Principal First Preferred. This means that if you purchase two Contracts from us in any twelve month period and elect either The Hartford's Principal First or The Hartford's Principal First Preferred on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract.


We do not automatically increase payments under the Automatic Income Program if your Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Benefit Payments and your eligible Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.


For examples on how The Hartford's Principal First is calculated, please see "Appendix III." For examples on how The Hartford's Principal First Preferred is calculated, please see "Appendix IV."


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DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant die before we begin to make Annuity Payouts. We calculate the Death Benefit when we receive a certified death certificate or other legal document acceptable to us. The calculations for the Death Benefit that are described below are based on the Contract Value on the date we receive a certified death certificate or other legal document acceptable to us.

Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

You can purchase this Contract with either the Asset Protection Death Benefit or the Premium Protection Death Benefit. You cannot choose both. If you do not choose a Death Benefit, we will issue your Contract with the Asset Protection Death Benefit.

You may also elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." The MAV/EPB Death Benefit is in addition to the Asset Protection Death Benefit or the Premium Protection Death Benefit.

Not all Death Benefit choices are available in all states or through all broker-dealer firms. For more information, call your Registered Representative or you can call us at 1-800-862-6668.

THE FOLLOWING TABLE SUMMARIZES INFORMATION ABOUT THE DEATH BENEFIT CHOICES IN THE CONTRACT. WE ALSO HAVE EXAMPLES OF THE DEATH BENEFIT CALCULATIONS IN APPENDIX II AT THE END OF THE PROSPECTUS THAT MAY BE HELPFUL IN UNDERSTANDING THE DEATH BENEFIT CHOICES.

STANDARD
DEATH BENEFIT CHOICES                       SUMMARY                                           HOW IT WORKS
-----------------------------------------------------------------------------------------------------------------------------
Asset Protection       Not available if you elect the Premium Protection   This Death Benefit is the greatest of:
Death Benefit          Death Benefit.                                      -- Contract Value; or
                       No extra charge.                                    -- Contract Value PLUS 25% of the total Premium
                       If you do not elect a Death Benefit, we will issue  Payments excluding any subsequent Premium Payments
                       your Contract with the Asset Protection Death       we receive within 12 months of death or after
                       Benefit.                                            death. Premium Payments are adjusted for any
                                                                           partial Surrenders; or
                                                                           -- Contract Value PLUS 25% of your Maximum
                                                                           Anniversary Value excluding any subsequent Premium
                                                                           Payments we receive within 12 months of death or
                                                                           after death.
                                                                           This Death Benefit cannot exceed the greatest of:
                                                                           -- Contract Value; or
                                                                           -- Total Premium Payments adjusted for any partial
                                                                           Surrenders; or
                                                                           -- Your Maximum Anniversary Value.
Premium Protection     Not available if you elect the Asset Protection     This Death Benefit is the greater of:
Death Benefit          Death Benefit.                                      -- Contract Value; or
                       No extra charge.                                    -- Total Premium Payments you have made to us
                       You cannot choose this Death Benefit if either you  minus an adjustment for any partial Surrenders.
                       or your Annuitant are 76 years old or older.


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
OPTIONAL
DEATH BENEFIT                              SUMMARY                                           HOW IT WORKS
----------------------------------------------------------------------------------------------------------------------------
MAV/EPB Death         Optional Death Benefit that is available for an     If you elect this Death Benefit with the Asset
Benefit               additional annual charge equal to 0.30% of your     Protection Death Benefit, your Death Benefit will
                      Contract Value invested in the Sub-Accounts and is  be the greatest of:
                      deducted daily.                                     -- The Asset Protection Death Benefit described
                      Only available upon purchase.                       above;
                      May elect in addition to either the Asset           -- The total Premium Payments you have made to us
                      Protection Death Benefit or the Premium Protection  adjusted for any partial Surrenders;
                      Death Benefit. The Death Benefit will be the same   -- Your Maximum Anniversary Value; or
                      regardless of whether you elect the Asset           -- The Earnings Protection Benefit.
                      Protection Death Benefit or the Premium Protection  If you elect this Death Benefit with the Premium
                      Death Benefit.                                      Protection Death Benefit, your Death Benefit will
                      You cannot choose this Death Benefit by itself.     be the greatest of:
                      You cannot choose this Death Benefit if you or      -- The Premium Protection Death Benefit described
                      your Annuitant are 76 years old or older.           above;
                                                                          -- Your Maximum Anniversary Value; or
                                                                          -- The Earnings Protection Benefit.

ASSET PROTECTION DEATH BENEFIT

The Asset Protection Death Benefit is one of the two standard Death Benefit choices.

HERE IS AN EXAMPLE OF HOW THE ASSET PROTECTION DEATH BENEFIT WORKS.

Assume that:

-     You made an initial Premium Payment of $100,000.
-     In your fourth Contract Year, you made a partial Surrender of $8,000.
- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000.
- On the day we calculate the Death Benefit, your Contract Value was $115,000.
-     Your Maximum Anniversary Value was $150,000.

We determine the Asset Protection Death Benefit by finding the    Based on the assumptions above, here is how we would do the
greatest of these three values:                                   actual calculations:
-- Contract Value or                                              Contract Value equals $115,000.
-- Contract Value PLUS 25% of the total Premium Payments          $115,000 + [25% (($100,000 - $0) - $8,000)] = $138,000
excluding any subsequent Premium Payments we receive within 12 months of death or after death. Premium Payments are adjusted for any partial Surrenders; or
-- Contract Value PLUS 25% of your Maximum Anniversary Value      $115,000 + [25% ($150,000)] = $152,500.
excluding any subsequent Premium Payments we receive within 12 months of death or after death.

THE ASSET PROTECTION DEATH BENEFIT HAS A MAXIMUM. THAT MEANS THE DEATH BENEFIT CANNOT EXCEED THE ASSET PROTECTION DEATH BENEFIT MAXIMUM.

Asset Protection Death Benefit Maximum:
The Asset Protection Death Benefit cannot exceed the greatest       Based on the assumptions above, here is the calculation of
of:                                                                 the Asset Protection Death Benefit Maximum:
-- Contract Value;                                                  - Contract Value is $115,000,
-- Total Premium Payments you have made to us, adjusted for         - Total Premium Payments you have made to us minus an
any partial Surrenders; or                                          adjustment for any partial Surrenders [$100,000 - $8,000 =
                                                                    $92,000], or
-- Your Maximum Anniversary Value.                                  - Your Maximum Anniversary Value is $150,000.
Because the greatest of the three values above is $150,000,
the maximum Death Benefit is $150,000.


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The discussion of the Death Benefit choices above says that we make an
ADJUSTMENT TO YOUR TOTAL PREMIUM PAYMENTS FOR PARTIAL SURRENDERS when we calculate the Death Benefit. We calculate the adjustment to your total Premium Payments for partial Surrenders by reducing your total Premium Payments on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your total Premium Payments by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. We use this calculation to determine the adjustment to total Premium Payments for partial Surrenders for all of the Death Benefits discussed in this prospectus. For examples of how we calculate the Death Benefit, please see Appendix II.

The discussion of the Death Benefit choices above also refers to your MAXIMUM ANNIVERSARY VALUE. The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by an adjustment for any partial Surrenders made since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

We make an ADJUSTMENT FOR PARTIAL SURRENDERS WHEN WE CALCULATE YOUR ANNIVERSARY VALUE. We calculate the adjustment to your Anniversary Value for partial Surrenders by reducing your Anniversary Value on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your Anniversary Value by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. For examples of how we calculate the Death Benefit, please see "Appendix II."

We use these calculations to determine your Maximum Anniversary Value for all of the Death Benefits discussed in this prospectus.

PREMIUM PROTECTION DEATH BENEFIT

The Premium Protection Death Benefit is one of the two standard Death Benefit choices.

The Premium Protection Death Benefit may not currently be available in your state. You cannot choose the Premium Protection Death Benefit if either you or your Annuitant are 76 years old or older.

HERE IS AN EXAMPLE OF HOW THE PREMIUM PROTECTION DEATH BENEFIT WORKS.

Assume that:

-     You made an initial Premium Payment of $100,000,
-     In your fourth Contract Year, you made a partial Surrender of $8,000,
- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,
- On the day we calculate the Death Benefit, your Contract Value was $115,000.

We determine the Premium Protection Death        Based on the assumptions above,
Benefit by finding the greater of these          here is how we would do the
two values:                                      actual calculations:
-- Contract Value; or                            $115,000
-- Total Premium Payments you have made to       $100,000 - $8,000 = $92,000
us minus an adjustment for any partial
Surrenders.
Because your Contract Value was greater
than the adjusted total Premium Payments,
your Death Benefit is $115,000.

We make an adjustment to your total Premium Payments for partial Surrenders as discussed above under "Adjustments to total Premium Payments for partial Surrenders."

If your Contract has the Premium Protection Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the Premium Protection Death Benefit will not apply under the Contract after the transfer. Instead, the Death Benefit will be the Contract Value.

For examples of how we calculate the Death Benefit, see Appendix II.

OPTIONAL DEATH BENEFIT

You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." The MAV/EPB Death Benefit is in addition to the Asset Protection Death Benefit or the Premium Protection Death Benefit.

The amount of the MAV/EPB Death Benefit will not be different regardless of whether your Contract has the Asset Protection Death Benefit or the Premium Protection Death Benefit.

The MAV/EPB Death Benefit may not currently be available in your state and is not available in Washington, New York or Minnesota. You cannot elect the MAV/EPB Death Benefit if you or your Annuitant are age 76 or older. Once you elect the MAV/EPB Death Benefit, you cannot cancel it.

You can only elect the MAV/EPB Death Benefit at the time that you purchase your Contract.

The MAV/EPB Death Benefit is described below.

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MAV/EPB DEATH BENEFIT

This table shows how the Death Benefit works if you elect the MAV/EPB Death Benefit when you purchase your Contract with either of the standard Death Benefit choices:

 MAV/EPB DEATH BENEFIT WITH THE ASSET PROTECTION DEATH BENEFIT   MAV/EPB DEATH BENEFIT WITH THE PREMIUM PROTECTION DEATH BENEFIT
---------------------------------------------------------------------------------------------------------------------------------
The Death Benefit will be the greatest of the Asset Protection   The Death Benefit will be the greatest of the Premium Protection
Death Benefit or the following three values:                     Death Benefit or the following two values:
- The total Premium Payments you have made to us minus an        - Your Maximum Anniversary Value; or
adjustment for any partial Surrenders;
- Your Maximum Anniversary Value; or                             - The Earnings Protection Benefit, which is discussed below.
- The Earnings Protection Benefit, which is discussed below.

- If your Contract has the MAV/EPB Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the MAV/EPB Death Benefit will not apply under the Contract after the transfer. Instead, for Contracts with the Asset Protection Death Benefit only the Asset Protection Death Benefit will remain in force under the Contract. For Contracts with the Premium Protection Death Benefit, the Death Benefit will be the Contract Value. However, we will continue to deduct the charge for the MAV/EPB Death Benefit until we begin to make Annuity Payouts.

For examples of how we calculate the Death Benefit, see Appendix II.

EARNINGS PROTECTION BENEFIT -- If you and your Annuitant are age 69 or under when you purchase your Contract, the Earnings Protection Benefit is:

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus

-   40% of the Contract gain since the date that you purchased your Contract.

We determine any Contract gain by comparing your Contract Value on the date you purchase your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if a partial Surrender is greater than Contract gain we:

- Add the amount of the partial Surrender to the Contract Value on the date you purchase your Contract;

- Then we add any Premium Payments made after the date you purchase your Contract and before you made the partial Surrender;

- Next we subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender; and

- We subtract the sum of any prior adjustments for all prior partial Surrenders made after you purchased your Contract.

If that amount is greater than zero, the result becomes the amount of the adjustment for the partial Surrender.

We use the adjustment for partial Surrenders when we calculate the Contract gain by:

- Subtracting the Contract Value on the date you purchase your Contract and any subsequent Premium Payments from the Contract Value on the date we receive due proof of death;

- Then we add any adjustment for partial Surrenders to the result to determine the Contract gain.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date you purchased your Contract plus Premium Payments not previously withdrawn made after you purchased your Contract, excluding any Premium Payments made in the 12 months before the date of death or after death. We subtract any adjustments for partial Surrenders.

We take 40% of either the Contract gain or the capped amount and add it back to your Contract Value to complete the Death Benefit calculation.

If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to the Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time you purchased your Contract.

For examples of how we calculate the Death Benefit, see Appendix II.

HERE IS AN EXAMPLE OF HOW THE MAV/EPB DEATH BENEFIT WORKS WITH THE STANDARD DEATH BENEFIT CHOICES.

Assume that:

-     You made a single Premium Payment of $100,000,
-     In your fourth Contract Year, you made a partial Surrender of $8,000,
- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,
- On the day we calculate the Death Benefit, your Contract Value was $115,000,
-     Your Maximum Anniversary Value was $150,000.

30

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Based on the assumptions above, this table shows how we would do the calculations:

  MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT         MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------------------------
Asset Protection Death        $150,000                          Premium Protection            $115,000
Benefit (see Example                                            Death Benefit (see
above)                                                          Example above)
The total Premium             $100,000 - $8,000 = $92,000       Your Maximum                  $150,000
Payments you have made                                          Anniversary Value; or
to us minus an
adjustment for any
partial Surrenders;
Your Maximum                  $150,000                          The Earnings Protection       Contract Value minus Contract Value on
Anniversary Value; or                                           Benefit                       the date you purchased your Contract
                                                                                              [$115,000 - $100,000 = $15,000]
                                                                                              40% of Contract gain plus Contract
                                                                                              Value [$15,000 x 40% = $6,000] +
                                                                                              $115,000 = $121,000]
The Earnings Protection       Contract Value minus Contract     Death Benefit Amount          Because the Maximum Anniversary Value
Benefit                       Value on the date you purchased                                 was the greatest of the three values
                              your Contract [$115,000 -                                       compared, the Death Benefit is
                              $100,000 = $15,000]                                             $150,000
                              40% of Contract gain plus
                              Contract Value [$15,000 x 40% =
                              $6,000] + $115,000 = $121,000]
Death Benefit Amount          Because the Maximum Anniversary
                              Value was the greatest of the
                              four values compared, the Death
                              Benefit is $150,000

Before you purchase the MAV/EPB Death Benefit, you should also consider the following:

- If your Contract has no gain when we calculate the Death Benefit, we will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the MAV/EPB Death Benefit when you purchased your Contract, the MAV/EPB Death Benefit charge will continue to be deducted even though no MAV/EPB Death Benefit will be payable.

OPTIONAL DEATH BENEFIT FOR CONTRACTS ISSUED IN WASHINGTON, NEW YORK OR MINNESOTA

The optional Death Benefit is different for Contracts issued in Washington, New York or Minnesota. We call this optional Death Benefit the "Maximum Anniversary Value Death Benefit." It does not contain the Earnings Protection Benefit.

The charge for the Maximum Anniversary Value Death Benefit is the same as the charge for the MAV/EPB Death Benefit. It is an additional charge we deduct on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts.

The Maximum Anniversary Value Death Benefit is described below:

If your Contract has the Asset Protection Death Benefit, the Death Benefit will be the greatest of the Asset Protection Death Benefit or the following two values:

- The total Premium Payments you have made to us minus an adjustment for any partial Surrenders; or

-   Your Maximum Anniversary Value.

If your Contract has the Premium Protection Death Benefit, the Death Benefit will be the greater of the Premium Protection Death Benefit or your Maximum Anniversary Value.

ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans."

Your Contract states that as part of the Death Benefit calculation we deduct any Premium Payments we receive within 12 months of death or after death as part of the total Premium Payment calculation. If you purchase this Contract, we will

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waive that deduction when we calculate the Premium Protection Death Benefit or the MAV/EPB Death Benefit, except when we calculate the limitation of Contract gain for purposes of the MAV/EPB Death Benefit. We will also waive the deduction for purposes of the Asset Protection Death Benefit when we calculate the Asset Protection Death Benefit Maximum. Your Contract states that we exclude any Premium Payments that we receive within 12 months of death when we calculate the Asset Protection Death Benefit. We waive this exclusion for your initial Premium Payment if death occurs in the first Contract Year.

We impose a limit on total death benefits if:

- The total death benefits are payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates, and

-   Aggregate Premium Payments total $5 million or more.

When the limit applies, total death benefits cannot exceed the greater of:

-   The aggregate Premium Payments reduced by an adjustment for any Surrenders;
    or

-   The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

-   The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar for dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each Contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.


If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our "Safe Haven Program." Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.


The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

32

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WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payment Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the MAV/EPB Death Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the effective date the optional Death Benefit was added to the Contract. This means we will use the date the Contract is continued with your spouse as Contract Owner as the effective date for calculating the MAV/EPB Death Benefit. The percentage used for the MAV/EPB Death Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives the payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Contract Owner  Designated Beneficiary receives the payout at death, if any.

THESE ARE THE MOST COMMON SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS THAT MAY RESULT IN A PAYOUT AT DEATH PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS." IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

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SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge. This is our default option.

Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. There are two restrictions on partial Surrenders before the Annuity Commencement Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. Our current minimum Contract Value is $500 after the Surrender. The minimum Contract Value in New York must be $1,000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.

Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

34

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We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want the Payee to receive Annuity Payouts?

-   What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may choose to begin receiving a variable dollar amount Annuity Payout at any time. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90, the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. The Hartford's Principal First Payout Option is available only to Contract Holders who elect The Hartford's Principal First rider. The Hartford's Principal First Preferred Payout Option is available only to Contract Holders who elect The Hartford's Principal First Preferred rider. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

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LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts during the lifetime of the Annuitant, but Annuity Payouts are at least guaranteed for the number of years you select. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of years, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the present value of the remaining Annuity Payouts.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts for the number of years that you select. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

THE HARTFORD'S PRINCIPAL FIRST PREFERRED PAYOUT OPTION

If you elect The Hartford's Principal First Preferred and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Preferred Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

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IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Contract in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3.    HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the second monthly Annuity Payout is the same as the first, the Sub-Accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the Sub-Accounts earned more than the AIR. If the second Annuity Payout is less than the first, the Sub-Account earned less than the AIR.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an Annuity rate set by us.

You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

-   the Assumed Investment Return.

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The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value, minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of:

- Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919%. The Annuity Unit Factor for a 5% AIR is 0.999866%. The Annuity Unit Factor for a 6% AIR is 0.999840%.

COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet you income needs. Combination Annuity Payouts are not available during the first two Contract Years.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions, please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract."

OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional Charge for these Programs. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us, your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.

INVESTEASE PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Please see Federal Tax Considerations and Appendix I for more information regarding the tax consequences associated with your Contract.

STATIC ASSET ALLOCATION MODELS

This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.


If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.


You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset

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allocation models may be restricted based on fund abusive trading restrictions.

You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.


Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages and you may cancel your model at any time subject to investment restrictions for maintaining certain guaranteed minimum withdrawal benefits.


We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER? for more information.


You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.


-   Asset Rebalancing

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

-   Dollar Cost Averaging

We offer three dollar cost averaging programs:

       -   DCA Plus

       -   Fixed Amount DCA

       -   Earnings/Interest DCA


DCA PLUS -- These programs allow you to earn a fixed rate of interest on investments. These programs are different from the Fixed Accumulation Feature. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract you purchased and the date business is received. Please consult your Registered Representative to determine the interest rate for your Program.



You may elect to lock in a rate of interest using either the "12-Month Transfer Program" or the "6-Month Transfer Program".



- Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 12 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 12 month period. You must make at least 7 but no more than 12 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.



- Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 6 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 6 month period. You must make at least 3 but no more than 6 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.



- Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made in a month (or other interest rate effective period) other than your last program investment are considered a separate rate lock program investment. You can invest in up to 5 different rate lock programs at one time.



- You must invest at least $5,000 in each rate lock program ($2,000 for qualified plan transfers or rollovers, including IRAs). We may pre-authorize transfers from our Fixed Accumulation Feature subject to restrictions. This minimum amount applies to the initial and all subsequent Premium Payments in a given rate lock program.



- Pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions in good order.



- If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is active on the contract, we will set up the new Program to mirror the existing one. If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is not active on the contract, but is the future investment allocation and a Static Model Portfolio Plan is active on the contract, we will set up the new Program to move funds to the Static Model Portfolio Plan. Otherwise, we will contact your investment professional to obtain complete instructions. If we do not receive in good order enrollment instructions within the 15 day timeframe noted above, we will refund the Program payment for further instruction.



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-   If your Program payment is less than the required minimum amount, we will invest into the destination funds indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Program is active on the contract, we will apply the payment to the destination funds of the current DCA Plus program. Otherwise, we will contact your investment professional to obtain further investment instructions.



- The credited interest rate used under the DCA Plus Programs is not earned on the full amount of your Premium Payment for the entire length of the Program because Program transfers to Funds decrease the amount of your Premium Payment remaining in the Program.



- You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds you designated.



FIXED AMOUNT DCA -- This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins approximately 15 days following the next monthly Contract Anniversary from the day the enrollment requested is established unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.



EARNINGS/INTEREST DCA -- This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.


OTHER PROGRAM CONSIDERATIONS

- You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund;

       - any Fund is liquidated -- then your allocations will be directed to any available money market Fund.

     You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

- We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

- Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund's prospectus.

- Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and

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  informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

-   These Programs may be adversely affected by Fund trading policies.

OTHER INFORMATION

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.


SPECULATIVE INVESTING -- Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. By purchasing this Contract you represent and warrant that you are not using this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.


CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. PLANCO Financial Services, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.


HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2008. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").


Core and Edge Contracts may be sold directly to the following individuals free of any commission ("Employee Gross-Up" on Core and no front-end sales charge on Edge): 1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and 2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we will credit the Core Contract with a credit of 5.0% of the initial Premium Payment and each subsequent Premium Payment, if any. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.

We list below types of arrangements that help to incentivize sales people to sell our products. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediary's internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

Upfront commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative

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(or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.

ADDITIONAL
PAYMENT TYPE                                                            WHAT IT'S USED FOR
---------------------------------------------------------------------------------------------------------------------------------
Access                            Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment             Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                         Joint marketing campaigns and/or Financial Intermediary event advertising/participation;
                                  sponsorship of Financial Intermediary sales contests and/or promotions in which participants
                                  (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense Allowances      Pay Fund related parties for wholesaler support, training and marketing activities for certain
                                  Funds.
Support                           Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Training                          Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility                        Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                            Pay for the overall volume of their sales or the amount of money investing in our products.


As of December 31, 2008, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities: AIG Advisors Group, Inc., (Advantage Capital, AIG Financial Advisors, American General, FSC Securities Corporation, Royal Alliance Assoc., Inc.), Allen & Company, AMTrust Investment Svcs Inc., Associated Securities, Banc of America Investment Services Inc., Bancwest Investment Services, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., CCO Investment Services Corp., Citigroup, Inc. (various divisions and affiliates), Comerica Securities, Commonwealth Financial Network, Compass Brokerage, Inc., Crown Capital Securities, L.P., Cuna Brokerage Services, Inc., Cuso Financial Services, L.P., Edward D. Jones & Co., L.P., FFP Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, First Montauk Securities Corp., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc., Great American Advisors, Inc., H. Beck, Inc., H.D. Vest Investment Services (subsidiary of Wells Fargo & Company), Harbour Investments, Inc., Heim & Young Securities, Huntington Investment Company, Independent Financial Group LLC, Infinex Financial Group, ING Advisors Network, (Financial Network Services (or Investment) Corp., ING Financial Partners, Multi-Financial Securities, Primevest Financial Services, Inc.,), Inter-Securities Inc., Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, James T. Borello & Co., Janney Montgomery Scott, Inc., Jefferson Pilot Securities Corporation, Key Investment Services, LaSalle Financial Services, Inc., Lincoln Financial Advisors Corp. (marketing name for Lincoln National Corp.), Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services Inc., Morgan Keegan & Company, Inc., Morgan Stanley & Co., Inc. (various divisions and affiliates), Mutual Service Corporation, NatCity Investments, National Planning Holdings (Invest Financial Corp., Investment Centers of America, Inc., National Planning Corp., SII Investments, Inc.), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Pension Planners Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific, Stifel Nicolaus & Company,


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Incorporated, Summit Brokerage Services Inc., Sun Trust Bank, TFS Securities,
Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Triad Advisors, Inc., U.S. Bancorp Investments, Inc., UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Wachovia Securities, LLC (various divisions), Walnut Street Securities, Inc., Waterstone Financial Group, Wells Fargo Brokerage Services, L.L.C., WaMu Investments, Inc., Woodbury Financial Services, Inc. (an affiliate of ours).



Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.



As of December 31, 2008, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.



For the fiscal year ended December 31, 2008, Additional Payments did not in the aggregate exceed approximately $55.8 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.06% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $7.9 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period. Financial Intermediaries that received Additional Payments in 2008, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.



Financial Intermediaries that received Additional Payments in 2008, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.


LEGAL PROCEEDINGS


There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:


The Hartford
Attn: Individual Markets Group
P.O. Box 5085
Hartford, Connecticut 06102-5085


Telephone:  1-800-862-6668 (Contract Owners)
            1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS


A. INTRODUCTION



The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.



This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any


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                                                                          43

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tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.



In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.



THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.



B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT



The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.



Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.



C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS



Section 72 of the Code governs the taxation of annuities in general.



    1.   NON-NATURAL PERSONS AS OWNERS



Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:



- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),



- A contract acquired by the estate of a decedent by reason of such decedent's death,



- Certain contracts acquired with respect to tax-qualified retirement arrangements,



- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or



- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.



A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.



Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.


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    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).



A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.



Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.



The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.



       a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.



i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.



ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract Value (determined without regard to surrender charges) generally is an appropriate measure. However, in some instances the IRS could take the position that the value should be the current Contract Value (determined without regard to surrender charges) increased by some measure of the value of certain future cash-value type benefits.



iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."



iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.



v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.



vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.



       b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.



Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").



i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.



ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.



iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after


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      such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).



       c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.



Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.



       d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.



i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.



ii.  The 10% penalty tax will not apply to the following distributions:



       1. Distributions made on or after the date the recipient has attained the age of 59 1/2.



       2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.



       3.   Distributions attributable to a recipient's becoming disabled.



       4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).



       5. Distributions made under certain annuities issued in connection with structured settlement agreements.



       6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).



       7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.



If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.



       e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.



If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.



       f.   REQUIRED DISTRIBUTIONS



i.   Death of Contract Owner or Primary Annuitant



      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:



       1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;



       2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the


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           Contract shall be distributed within 5 years after such death; and



       3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.



ii.  Alternative Election to Satisfy Distribution Requirements



      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.



iii.  Spouse Beneficiary



      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.



iv.  Civil Union or Domestic Partner



      Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code
      Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.



       g.   ADDITION OF RIDER OR MATERIAL CHANGE.



The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.



       h.  PARTIAL EXCHANGES.



The IRS in Rev. Rul. 2003-76 confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering (1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Notice 2003-51 was superseded by Revenue Procedure 2008-24, effective for partial exchanges completed on or after June 30, 2008. Partial exchanges completed on or after this date will qualify for tax free treatment if: (1) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in the exchange (the date of transfer); or (2) the taxpayer demonstrates that certain conditions (e.g., death, disability, reaching age 59 1/2, divorce, loss of employment) occurred between the date of transfer and the date of the withdrawal or surrender. A transfer within the scope of the revenue procedure, but not treated as a tax-free exchange, will be treated as a taxable distribution, followed by a payment for a second contract. Two annuity contracts that are the subject of a tax-free exchange pursuant to the revenue procedure will not be aggregated, even if issued by the same insurance company. We advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.



The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a tax adviser if you plan to split an annuity contract as part of an exchange of annuity contracts.



    3.   DIVERSIFICATION REQUIREMENTS.



The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.


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The Treasury Department's diversification regulations under Code Section 817(h)
require, among other things, that:



- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,



-   no more than 70% is represented by any two investments,



-   no more than 80% is represented by any three investments and



-   no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.



Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.



    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.



In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.



Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.



Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



D. FEDERAL INCOME TAX WITHHOLDING



The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:



       1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.


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       2.   Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.



Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.



E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS



The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled "Information Regarding Tax-Qualified Retirement Plans" for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.



F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.



G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS



Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.



H. TAX DISCLOSURE OBLIGATIONS



In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.



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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
  Additional Payments
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS


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                                                                     APP I-1

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS


This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.



The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.



THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.



The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.



We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.



1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").



In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.



    a.   TRADITIONAL IRAS



Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.



You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20%

APP I-2

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may apply to any eligible rollover distribution from certain types of Qualified
Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.



IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



    b.  SEP IRAS



Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



    c.   SIMPLE IRAS



The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.



If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.



    d.  ROTH IRAS



Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA


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                                                                     APP I-3

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should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN



Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.



In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.



3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")



Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.



A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:



    a.   after the employee reaches age 59 1/2;



    b.  upon the employee's separation from service;



    c.   upon the employee's death or disability;



    d. in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or



    e. as a qualified reservist distribution upon certain calls to active duty.



An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.



Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).



Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. ' 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with

APP I-4

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certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.



4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")



Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount ($16,500 for 2009). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).



Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a
Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).



5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS



Except under certain circumstances in the case of Roth IRAs or Roth accounts in Qualified plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.



For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.



In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.



6. PENALTY TAXES FOR QUALIFIED PLANS



Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.



    a.   PENALTY TAXES ON PREMATURE DISTRIBUTIONS



Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:



    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;



    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

                                                                     APP I-5

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    (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;



    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);



    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);



    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or



    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.



In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:



    (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;



    (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or



    (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).



If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.



For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.



    b.  RMDS AND 50% PENALTY TAX



The RMD rules generally do not apply for the 2009 tax year. However, individuals who deferred 2008 RMDs until April 1, 2009, must still take an RMD by that date. Please consult with a qualified tax advisor or your Qualified Plan Administrator to determine how this change may affect you.



If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.



An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --



    (i)  the calendar year in which the individual attains age 70 1/2, or



    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.



The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --



    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or



    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.



If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.



If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.



The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.



The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

APP I-6

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In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.



7. TAX WITHHOLDING FOR QUALIFIED PLANS



Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."



Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.



Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.



8. ROLLOVER DISTRIBUTIONS



The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.



For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions) and certain other conditions to maintain the applicable tax qualification are satisfied (e.g., as described above for TSA exchanges after September 24, 2007). Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.



By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.



Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --



    a.   an RMD amount;



    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or



    c.   any distribution made upon hardship of the employee.



Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for

                                                                     APP I-7

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a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.



Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).



Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

                                                                    APP II-1

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APPENDIX II -- DEATH BENEFIT -- EXAMPLES

ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000 - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [$117,403 + 25% ($117,403 - $8,000) = $144,754].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 - $8,000 = $92,000], or

-   your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403
    - $8,000 = $109,403].

Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Because the Asset Protection Death Benefit cannot exceed $117, 403, the amount of the Death Benefit is equal to your Contract Value of $117,403.

APP II-2

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EXAMPLE 2

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value is $140,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (See below)],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25% ($83,571) = $140,893 (See below)].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See below)], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See below)].

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].

So, your Asset Protection Death Benefit cannot exceed $120,000.

                                                                    APP II-3

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PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payments is $92,000.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth contract year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payments of $57,857.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

APP II-4

-------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($8,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals -$1,273, which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($117,403),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. YOUR ADJUSTED MAXIMUM ANNIVERSARY VALUE IS $109,403.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

MAV/EPB DEATH BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $17,403 or $6,961 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the four values compared.

                                                                    APP II-5

-------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   Your Maximum Anniversary Value is $140,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals +$10,000, which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

APP II-6

-------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $124,364. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the three values compared.

EXAMPLE 2

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $60,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared.

                                                                   APP III-1

-------------------------------------------------------------------------------

APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                                    APP IV-1

-------------------------------------------------------------------------------

APPENDIX IV -- THE HARTFORD'S PRINCIPAL FIRST PREFERRED -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST PREFERRED WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $7,500, which is your prior Benefit Payment ($5,000) plus 5% of your additional Premium Payment ($2,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $95,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($5,000).

- Your Benefit Payment for the next year remains $5,000, because you did not take more than your maximum Benefit Payment ($5,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $5,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 5% of the greater of your New Contract Value and New Benefit Amount, which is $4,500.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($5,000) to 5% of the New Benefit Amount ($1,500). Your Benefit Payment becomes the lower of those two values, or $1,500.

                                                                     APP V-1

-------------------------------------------------------------------------------

APPENDIX V -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.


There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. Tables showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits appear in the Statement of Additional Information, which you may obtain free of charge by contacting us.



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



                                            AS OF DECEMBER 31,
SUB-ACCOUNT                     2008             2007             2006
------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.346           $1.284           $1.179
  Accumulation Unit Value
   at end of period              $0.905           $1.346           $1.284
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      21,046           26,811           29,428
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.100           $1.057           $0.979
  Accumulation Unit Value
   at end of period              $0.734           $1.100           $1.057
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       5,988            7,168            7,753
HARTFORD CAPITAL
 APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $2.709           $2.357           $2.055
  Accumulation Unit Value
   at end of period              $1.449           $2.709           $2.357
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      22,776           28,237           31,358
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.631           $1.431           $1.257
  Accumulation Unit Value
   at end of period              $0.866           $1.631           $1.431
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      10,464           13,531           14,801
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.078           $1.012           $0.915
  Accumulation Unit Value
   at end of period              $0.665           $1.078           $1.012
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      16,730           21,264           21,684
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.027           $0.971           $0.885
  Accumulation Unit Value
   at end of period              $0.629           $1.027           $0.971
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       6,052            7,412            7,785
HARTFORD DIVIDEND AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.681           $1.578           $1.333
  Accumulation Unit Value
   at end of period              $1.117           $1.681           $1.578
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      24,993           33,692           35,762
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.376           $1.303           $1.109
  Accumulation Unit Value
   at end of period              $0.907           $1.376           $1.303
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      10,341           12,707           13,554
HARTFORD EQUITY INCOME HLS
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.489           $1.416           $1.191
  Accumulation Unit Value
   at end of period              $1.043           $1.489           $1.416
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       2,262            2,844            3,885
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.440           $1.380           $1.171
  Accumulation Unit Value
   at end of period              $1.001           $1.440           $1.380
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         699              975            1,085

                                          AS OF DECEMBER 31,
SUB-ACCOUNT                     2005             2004             2003
---------------------------  --------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.117           $1.095           $1.000
  Accumulation Unit Value
   at end of period              $1.179           $1.117           $1.095
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      31,255           28,878           10,732
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $0.935           $0.927               --
  Accumulation Unit Value
   at end of period              $0.979           $0.935               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       7,977            7,342               --
HARTFORD CAPITAL
 APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.808           $1.540           $1.218
  Accumulation Unit Value
   at end of period              $2.055           $1.808           $1.540
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      34,291           35,168            9,677
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.115           $0.971               --
  Accumulation Unit Value
   at end of period              $1.257           $1.115               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      16,147           15,671               --
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $0.873           $0.818           $0.701
  Accumulation Unit Value
   at end of period              $0.915           $0.873           $0.818
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      21,392           13,662            2,188
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $0.851           $0.816               --
  Accumulation Unit Value
   at end of period              $0.885           $0.851               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       7,617            4,469               --
HARTFORD DIVIDEND AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.279           $1.157           $1.003
  Accumulation Unit Value
   at end of period              $1.333           $1.279           $1.157
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      36,090           29,748            7,810
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.073           $0.979               --
  Accumulation Unit Value
   at end of period              $1.109           $1.073               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      13,855           11,913               --
HARTFORD EQUITY INCOME HLS
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.156           $1.073           $1.000
  Accumulation Unit Value
   at end of period              $1.191           $1.156           $1.073
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       3,514            1,654              113
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.145           $1.063               --
  Accumulation Unit Value
   at end of period              $1.171           $1.145               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         935              655               --

APP V-2

-------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                     2008             2007             2006
------------------------------------------------------------------------------
HARTFORD FUNDAMENTAL GROWTH
 HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.290           $1.139           $1.055
  Accumulation Unit Value
   at end of period              $0.745           $1.290           $1.139
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         635              694              696
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.231           $1.096           $1.024
  Accumulation Unit Value
   at end of period              $0.706           $1.231           $1.096
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          97              412              107
HARTFORD GLOBAL ADVISERS
 HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.235           $1.077           $1.006
  Accumulation Unit Value
   at end of period              $0.820           $1.235           $1.077
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,553            2,362            2,039
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.176           $1.034           $0.973
  Accumulation Unit Value
   at end of period              $0.775           $1.176           $1.034
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         810              822              845
HARTFORD GLOBAL EQUITY HLS
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $10.477               --               --
  Accumulation Unit Value
   at end of period              $6.148               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          96               --               --
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period       $10.463               --               --
  Accumulation Unit Value
   at end of period              $6.107               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          20               --               --
HARTFORD GLOBAL GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.163           $0.946           $0.842
  Accumulation Unit Value
   at end of period              $0.544           $1.163           $0.946
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      10,125           12,421           14,379
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.108           $0.908           $0.815
  Accumulation Unit Value
   at end of period              $0.514           $1.108           $0.908
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       4,342            5,913            5,870
HARTFORD GLOBAL HEALTH HLS
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $2.190           $2.098           $1.918
  Accumulation Unit Value
   at end of period              $1.604           $2.190           $2.098
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         729              943            1,216
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $2.086           $2.014           $1.857
  Accumulation Unit Value
   at end of period              $1.515           $2.086           $2.014
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         155              150              155
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.506           $1.311           $1.274
  Accumulation Unit Value
   at end of period              $0.862           $1.506           $1.311
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       4,274            5,541            5,904
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.442           $1.265           $1.240
  Accumulation Unit Value
   at end of period              $0.819           $1.442           $1.265
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,128            1,469            1,511

                                          AS OF DECEMBER 31,
SUB-ACCOUNT                     2005             2004             2003
---------------------------  -------------------------------------------------
HARTFORD FUNDAMENTAL GROWTH
 HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $0.977           $0.962           $0.829
  Accumulation Unit Value
   at end of period              $1.055           $0.977           $0.962
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         740              561              200
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $0.955           $0.952               --
  Accumulation Unit Value
   at end of period              $1.024           $0.955               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         153              106               --
HARTFORD GLOBAL ADVISERS
 HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $0.989           $0.892           $0.806
  Accumulation Unit Value
   at end of period              $1.006           $0.989           $0.892
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       2,245            2,825              532
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $0.965           $0.899               --
  Accumulation Unit Value
   at end of period              $0.973           $0.965               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         826              550               --
HARTFORD GLOBAL EQUITY HLS
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period            --               --               --  (a)
  Accumulation Unit Value
   at end of period                  --               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          --               --               --
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period            --               --               --  (a)
  Accumulation Unit Value
   at end of period                  --               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          --               --               --
HARTFORD GLOBAL GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $0.835           $0.712           $0.593
  Accumulation Unit Value
   at end of period              $0.842           $0.835           $0.712
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      15,083           12,723            2,257
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $0.814           $0.725               --
  Accumulation Unit Value
   at end of period              $0.815           $0.814               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       6,183            4,935               --
HARTFORD GLOBAL HEALTH HLS
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.735           $1.563           $1.372
  Accumulation Unit Value
   at end of period              $1.918           $1.735           $1.563
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,296            1,420              894
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.692           $1.596               --
  Accumulation Unit Value
   at end of period              $1.857           $1.692               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         191              189               --
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.237           $1.118           $0.950
  Accumulation Unit Value
   at end of period              $1.274           $1.237           $1.118
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       6,469            4,860            1,423
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.214           $1.140               --
  Accumulation Unit Value
   at end of period              $1.240           $1.214               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,535            1,387               --

                                                                     APP V-3

-------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                     2008             2007             2006
------------------------------------------------------------------------------
HARTFORD GROWTH
 OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $2.008           $1.575           $1.429
  Accumulation Unit Value
   at end of period              $1.073           $2.008           $1.575
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       4,109            5,889            5,356
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.924           $1.520           $1.390
  Accumulation Unit Value
   at end of period              $1.020           $1.924           $1.520
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       2,023            3,573            3,237
HARTFORD HIGH YIELD HLS
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.325           $1.310           $1.198
  Accumulation Unit Value
   at end of period              $0.974           $1.325           $1.310
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       4,720            5,725            6,365
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.262           $1.258           $1.159
  Accumulation Unit Value
   at end of period              $0.920           $1.262           $1.258
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,204            1,494            1,614
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.024           $0.990           $0.871
  Accumulation Unit Value
   at end of period              $0.633           $1.024           $0.990
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       4,316            5,627            6,105
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $0.975           $0.950           $0.843
  Accumulation Unit Value
   at end of period              $0.598           $0.975           $0.950
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,186            1,475            1,671
HARTFORD INTERNATIONAL
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.964           $1.611           $1.320
  Accumulation Unit Value
   at end of period              $0.835           $1.964           $1.611
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       7,318            9,435            9,880
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.874           $1.550           $1.280
  Accumulation Unit Value
   at end of period              $0.790           $1.874           $1.550
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       2,496            2,853            3,056
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.871           $1.492           $1.219
  Accumulation Unit Value
   at end of period              $1.063           $1.871           $1.492
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      10,170           13,137           15,028
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.743           $1.402           $1.154
  Accumulation Unit Value
   at end of period              $0.982           $1.743           $1.402
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       4,288            5,650            6,200
HARTFORD INTERNATIONAL
 SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $2.402           $2.240           $1.761
  Accumulation Unit Value
   at end of period              $1.360           $2.402           $2.240
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,290            1,694            1,900
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $2.293           $2.155           $1.708
  Accumulation Unit Value
   at end of period              $1.288           $2.293           $2.155
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         299              528              903

                                          AS OF DECEMBER 31,
SUB-ACCOUNT                     2005             2004             2003
---------------------------  --------------------------------------------
HARTFORD GROWTH
 OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.249           $1.083           $0.897
  Accumulation Unit Value
   at end of period              $1.429           $1.249           $1.083
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       5,193            2,992              830
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.225           $1.102               --
  Accumulation Unit Value
   at end of period              $1.390           $1.225               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       3,663            1,870               --
HARTFORD HIGH YIELD HLS
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.193           $1.129           $1.048
  Accumulation Unit Value
   at end of period              $1.198           $1.193           $1.129
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       6,425            6,119            2,365
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.164           $1.120               --
  Accumulation Unit Value
   at end of period              $1.159           $1.164               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       2,023            1,759               --
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $0.848           $0.781           $0.680
  Accumulation Unit Value
   at end of period              $0.871           $0.848           $0.781
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       6,055            5,555            2,778
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $0.827           $0.780               --
  Accumulation Unit Value
   at end of period              $0.843           $0.827               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,652            1,273               --
HARTFORD INTERNATIONAL
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.264           $1.031           $0.819
  Accumulation Unit Value
   at end of period              $1.320           $1.264           $1.031
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       9,274            4,423              788
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.236           $1.056               --
  Accumulation Unit Value
   at end of period              $1.280           $1.236               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       2,979            1,632               --
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.081           $0.931           $0.751
  Accumulation Unit Value
   at end of period              $1.219           $1.081           $0.931
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      15,424           12,066            1,407
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.032           $0.905               --
  Accumulation Unit Value
   at end of period              $1.154           $1.032               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       6,133            4,567               --
HARTFORD INTERNATIONAL
 SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.509           $1.312           $1.013
  Accumulation Unit Value
   at end of period              $1.761           $1.509           $1.312
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,690            1,179              329
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.476           $1.321               --
  Accumulation Unit Value
   at end of period              $1.708           $1.476               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         434              285               --

APP V-4

-------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                     2008             2007             2006
------------------------------------------------------------------------------
HARTFORD LARGECAP GROWTH
 HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $10.642               --               --
  Accumulation Unit Value
   at end of period              $6.470               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           3               --               --
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period       $10.635               --               --
  Accumulation Unit Value
   at end of period              $6.431               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          --               --               --
HARTFORD MIDCAP GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $10.578               --               --
  Accumulation Unit Value
   at end of period              $5.920               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          69               --               --
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period       $10.571               --               --
  Accumulation Unit Value
   at end of period              $5.885               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          13               --               --
HARTFORD MIDCAP VALUE HLS
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.719           $1.711           $1.476
  Accumulation Unit Value
   at end of period              $1.011           $1.719           $1.711
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       3,605            5,049            6,050
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.640           $1.646           $1.431
  Accumulation Unit Value
   at end of period              $0.957           $1.640           $1.646
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         840            1,619            1,835
HARTFORD MONEY MARKET HLS
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.198           $1.161           $1.127
  Accumulation Unit Value
   at end of period              $1.204           $1.198           $1.161
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      21,136            9,018            6,878
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.013           $0.989           $0.968
  Accumulation Unit Value
   at end of period              $1.010           $1.013           $0.989
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      14,010            4,773            2,611
HARTFORD SMALL COMPANY HLS
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.999           $1.779           $1.581
  Accumulation Unit Value
   at end of period              $1.168           $1.999           $1.779
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,883            2,373            2,716
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.562           $1.401           $1.255
  Accumulation Unit Value
   at end of period              $0.905           $1.562           $1.401
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         540            1,348              878
HARTFORD SMALLCAP GROWTH
 HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.357           $1.406           $1.338
  Accumulation Unit Value
   at end of period              $0.836           $1.357           $1.406
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       7,466            9,529            9,891
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.300           $1.357           $1.302
  Accumulation Unit Value
   at end of period              $0.794           $1.300           $1.357
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       2,781            3,458            4,296

                                          AS OF DECEMBER 31,
SUB-ACCOUNT                     2005             2004             2003
---------------------------  -------------------------------------------------
HARTFORD LARGECAP GROWTH
 HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period            --               --               --  (a)
  Accumulation Unit Value
   at end of period                  --               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          --               --               --
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period            --               --               --  (a)
  Accumulation Unit Value
   at end of period                  --               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          --               --               --
HARTFORD MIDCAP GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period            --               --               --  (a)
  Accumulation Unit Value
   at end of period                  --               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          --               --               --
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period            --               --               --  (a)
  Accumulation Unit Value
   at end of period                  --               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          --               --               --
HARTFORD MIDCAP VALUE HLS
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.364           $1.192           $0.961
  Accumulation Unit Value
   at end of period              $1.476           $1.364           $1.192
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       6,586            7,083            2,914
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.333           $1.193               --
  Accumulation Unit Value
   at end of period              $1.431           $1.333               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,981            2,083               --
HARTFORD MONEY MARKET HLS
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.114           $1.122           $1.128
  Accumulation Unit Value
   at end of period              $1.127           $1.114           $1.122
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       8,506            5,657            2,115
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $0.965           $0.978               --
  Accumulation Unit Value
   at end of period              $0.968           $0.965               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,564            1,356               --
HARTFORD SMALL COMPANY HLS
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.328           $1.204           $0.951
  Accumulation Unit Value
   at end of period              $1.581           $1.328           $1.204
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       2,354            2,828            1,280
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.063           $1.008               --
  Accumulation Unit Value
   at end of period              $1.255           $1.063               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         679              796               --
HARTFORD SMALLCAP GROWTH
 HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.224           $1.078           $0.831
  Accumulation Unit Value
   at end of period              $1.338           $1.224           $1.078
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      10,417            8,202            1,153
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.201           $1.128               --
  Accumulation Unit Value
   at end of period              $1.302           $1.201               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       4,575            3,011               --

                                                                     APP V-5

-------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                     2008             2007             2006
------------------------------------------------------------------------------
HARTFORD SMALLCAP VALUE HLS
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $10.344               --               --
  Accumulation Unit Value
   at end of period              $7.606               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           9               --               --
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period       $10.330               --               --
  Accumulation Unit Value
   at end of period              $7.555               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           4               --               --
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.277           $1.226           $1.087
  Accumulation Unit Value
   at end of period              $0.715           $1.277           $1.226
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      17,715           21,790           24,184
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.026           $0.993           $0.887
  Accumulation Unit Value
   at end of period              $0.569           $1.026           $0.993
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       7,293            9,025            9,975
HARTFORD TOTAL RETURN BOND
 HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.510           $1.466           $1.422
  Accumulation Unit Value
   at end of period              $1.372           $1.510           $1.466
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      18,413           26,580           25,889
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.251           $1.225           $1.198
  Accumulation Unit Value
   at end of period              $1.128           $1.251           $1.225
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       5,915            7,999            7,823
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.132           $1.102           $1.077
  Accumulation Unit Value
   at end of period              $1.106           $1.132           $1.102
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      13,836           16,488           15,823
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.084           $1.064           $1.049
  Accumulation Unit Value
   at end of period              $1.051           $1.084           $1.064
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       3,548            4,413            4,079
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.428           $1.332           $1.112
  Accumulation Unit Value
   at end of period              $0.927           $1.428           $1.332
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       2,031            2,721            3,081
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.363           $1.282           $1.078
  Accumulation Unit Value
   at end of period              $0.877           $1.363           $1.282
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         979            1,412            1,591
HARTFORD VALUE
 OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.491           $1.618           $1.382
  Accumulation Unit Value
   at end of period              $0.864           $1.491           $1.618
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       2,109            3,527            4,323
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.428           $1.562           $1.345
  Accumulation Unit Value
   at end of period              $0.821           $1.428           $1.562
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         834            1,102            1,723

                                          AS OF DECEMBER 31,
SUB-ACCOUNT                     2005             2004             2003
---------------------------  -------------------------------------------------
HARTFORD SMALLCAP VALUE HLS
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period            --               --               --  (a)
  Accumulation Unit Value
   at end of period                  --               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          --               --               --
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period            --               --               --  (a)
  Accumulation Unit Value
   at end of period                  --               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          --               --               --
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.008           $0.984           $0.855
  Accumulation Unit Value
   at end of period              $1.087           $1.008           $0.984
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      26,232           19,823            4,110
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $0.829           $0.818               --
  Accumulation Unit Value
   at end of period              $0.887           $0.829               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      10,445            7,630               --
HARTFORD TOTAL RETURN BOND
 HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.411           $1.371           $1.362
  Accumulation Unit Value
   at end of period              $1.422           $1.411           $1.371
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      26,028           20,361            5,052
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.198           $1.182               --
  Accumulation Unit Value
   at end of period              $1.198           $1.198               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       7,833            5,614               --
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.079           $1.074           $1.093
  Accumulation Unit Value
   at end of period              $1.077           $1.079           $1.074
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      15,335           11,354            2,116
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.058           $1.066               --
  Accumulation Unit Value
   at end of period              $1.049           $1.058               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       3,944            2,500               --
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.045           $0.960           $0.838
  Accumulation Unit Value
   at end of period              $1.112           $1.045           $0.960
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       2,838            2,622            1,505
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.022           $0.951               --
  Accumulation Unit Value
   at end of period              $1.078           $1.022               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,416            1,092               --
HARTFORD VALUE
 OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.297           $1.109           $0.910
  Accumulation Unit Value
   at end of period              $1.382           $1.297           $1.109
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       4,258            2,242              529
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.272           $1.130               --
  Accumulation Unit Value
   at end of period              $1.345           $1.272               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,518              486               --



(a)  Inception date May 1, 2008.

To obtain a Statement of Additional Information, please complete the form below and mail to:


         The Hartford
       Attn: Individual Markets Group
       P.O. Box 5085
       Hartford, Connecticut 06102-5085


Please send a Statement of Additional Information for Series II and Series IIR of The Director Outlook variable annuity to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              SEPARATE ACCOUNT ONE

                SERIES II AND SERIES IIR OF THE DIRECTOR OUTLOOK

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.


To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Individual Markets Group, P.O. Box 5085, Hartford, CT 06102-5085.



Date of Prospectus: May 1, 2009
Date of Statement of Additional Information: May 1, 2009


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
  Additional Payments                                                          2
PERFORMANCE RELATED INFORMATION                                                6
  Total Return for all Sub-Accounts                                            6
  Yield for Sub-Accounts                                                       6
  Money Market Sub-Accounts                                                    6
  Additional Materials                                                         7
  Performance Comparisons                                                      7
ACCUMULATION UNIT VALUES                                                       8
FINANCIAL STATEMENTS                                                        SA-1

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2008 and 2007, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2008 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated April 27, 2009 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account One (the "Account") as of December 31, 2008, and the related statements of operations and changes in net assets for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 18, 2009, which reports are both included in this Statement of Additional Information. Such reports are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.



ADDITIONAL FINANCIAL INFORMATION



We have included the unaudited quarterly statutory filing for the Company for the period ended March 31, 2009. This statement is included herein as additional information on the financial condition of the issuer. Deloitte & Touche, LLP has not audited, reviewed, or compiled the financial statements and assumes no responsibility for them.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2008: $14,033,951; 2007: $19,939,874; and 2006: $22,210,831.


ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES


As stated in the prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in 2008 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.



A.G. Edwards & Sons, Inc., Abacus Investments, Inc., ABD Financial Services, Inc., Access Financial Group, Inc., Access Investments, Inc., Acument Securities, Inc., Addison Avenue Federal Credit Union, ADP Broker-Dealer, Inc., Advanced Advisor Group, Advanced Equities, Inc., Advantage Capital Corp., Advisory Group Equity Services Ltd., AFA Financial Group, LLC., Affinity Bank, AFS Brokerage, Inc., AIG Equity Sales Corp., AIG Financial Advisors, AIG Retirement Advisors, Inc., AIM Distributors, Inc., Aim Investments, Alamo Capital, All Nevada Insurance, Allegacy Federal Credit Union, Allegheny Investments Ltd., Allen & Co. of Florida, Inc., Alliance Bank, AllianceBernstein, AllianceBernstein Investment Research, AllState Financial Services, LLC., Altura Credit Union, AMCORE Bank, NA., Amcore Investment Services, Inc., American Bank, NA., American Classic Securities, American Funds &

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

-------------------------------------------------------------------------------


Trusts, Inc., American General Securities Inc., American Heritage Federal Credit Union, American Independent Securities Group, American Independent Securities, Inc., American Investors Company, American Investors Group, American Municipal Securities, Inc., American Portfolios Financial Services, American Securities Group, Inc., American Trust & Savings Bank, Ameriprise Financial Services, Inc., Ameritas Investment Corp., Ameritrade, Inc., Ames Community Bank, Amsouth Bank, Amsouth Investment Services, AmTrust Bank, Amtrust Investment Services, Inc., Anchor Bank, Anderson & Strudwick, Inc., Andrew Garrett, Inc., Arlington Securities, Inc., Arrowhead Central Credit Union, Arvest Asset Management, Arvest Bank, Ascend Financial Services, Inc., Askar Corp., Asset Management Securities Corp., Associated Bank, NA., Associated Financial Services, Inc., Associated Investment Services, Inc., Associated Securities Corp., Astoria Federal Savings & Loan Association, Atlantic Securities, Inc., Avisen Securities, Inc., AXA Advisors, LLC., Ayre Investments, B.B. Graham & Co., B.C. Ziegler and Company, Banc of America Investment Services, Inc., Bancnorth Investment Group, Inc., Bancorpsouth Investment Services, Inc., BancWest Investment Services, Inc., Bank of Albuquerque, NA., Bank of America, Bank of Clarendon, Bank of Clarke County, Bank of Stockton, Bank of Texas, Bank of the Commonwealth, Bank of the South, Bank of the West, Bankers & Investors Co., Bankers Life and Casualty, Banknorth, BankUnited, FSB, BankWest, Inc., Bannon, Ohanesian & Lecours, Inc., Banorte Securities, Banorte Securities International, Bates Securities, Inc., BB&T Investment Services, Inc., BCG Securities, Inc., Beaconsfield Financial Services., Inc., Benchmark Investments, Inc., Beneficial Investment Services, Bernard Herold & Co., Inc., Berthel, Fisher & Co. Financial Services, Inc., Bethpage Federal Credit Union, BI Investments, LLC., Bodell Overcash Anderson & Co., Boeing Employees Credit Union, BOSC, Inc., Brecek & Young Advisors, Inc., Brighton Securities Corp., Britton & Koontz Bank, N.A., Broad Street Securities, Inc., Broker Dealer Financial Services Corp., Brokersxpress LLC., Brookstone Securities, Inc., Brookstreet Securities Corp., Brown Advisory Securities Inc., Brown, Lisle/ Cummings, Inc., Bruce A Lefavi Securities, Inc., Busey Bank, Butler, Wick & Co., Inc., C.R.I. Securities, Inc., Cadaret, Grant & Co., Inc., California Bank & Trust, California Credit Union, California National Bank, Calton & Associates, Inc., Cambridge Investment Research, Inc., Cambridge Legacy Sec., LLC., Cambridge State Bank, Cantella & Co., Inc., Capital Analysts, Inc., Capital Bank, Capital Brokerage Corporation, Capital Choice, Capital City Bank, Capital Financial Services, Inc., Capital Growth Resources, Capital Investment Group, Inc., Capital Investment Services, Inc., Capital One Investments Services, LLC., Capital Securities Investment Corp., Capital Securities Management, Capital Select Investments Corp., Capital Wealth Advisors, Inc., Capital West Securities, Inc., CapitalBank, Capitol Federal Savings Bank, Capitol Securities Management, Inc., Carolina First Bank, Carolinas Investment Consulting LLC., Cary Street Partners, LLC., Cascade Investment Group, Inc., CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Centennial Securities Co., Inc., Central State Bank, Central Virginia Bank, Century National Bank, Century Securities Associates, Inc., CFD Investments, Inc., Chapin, Davis, Charles Schwab, Chase Investments Services Corp., Chemical Bank West, Chevy Chase Financial Services, CIBC World Markets Corp., Citadel Federal Credit Union, Citi Bank, Citicorp Investment Services, Citigroup Global Markets, Inc., Citizens & Farmers Bank, Citizens Bank, Citizens Business Bank, City Bank, City Securities Corporation, Coastal Federal Credit Union, Coburn & Meredith, Inc., Colonial Bank, N.A., Colonial Brokerage, Inc., Comerica Bank, Comerica Securities, Commerce Bank, N.A., Commerce Brokerage Services, Inc., Commerce Capital Markets, Inc., Commercial & Savings Bank/Mllrsbrg, Commercial Federal Bank, Commonwealth Bank & Trust Co., Commonwealth Financial Network, Commonwealth Investment Services, Inc., Community Bank, Community Bank & Trust, Community Credit Union, Community Investment Services, Inc., Compass Bank, Compass Brokerage, Inc., Comprehensive Financial Services, Conservative Financial Services., Inc., Coordinated Capital Securities, Inc., Country Club Financial Services., Inc., Countrywide Bank, Countrywide Investment Services, Inc., Credit Union West, Crews & Associates, Inc., Crowell, Weedon & Co., Crown Capital Securities, LLP, CUE, Cullum & Burks Securities, Inc., Cumberland Brokerage Corp., Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., CW Securities, LLC., D.A. Davidson & Company, Davenport & Company LLC., David A. Noyes & Company, David Lerner Associates, Inc., DaVinci Capital Management, Inc., Dawson James Securities, Inc., Delta Equity Services Corp., Delta Trust Investment, Inc., Deutsche Bank Securities, Inc., DeWaay Financial Network, DFCU Financial Federal Credit Union, Dilworth, Diversified Securities, Inc., Dominion Investor Services., Inc., Dorsey & Company, Inc., Dougherty & Company LLC., Dubuque Bank & Trust Co., Dumon Financial, Duncan-Williams, Inc., Dupaco Community Credit Union, Eagle Bank, Eagle One Financial, Eagle One Investments, LLC., Eastern Bank, Eastern Financial Florida Credit Union, ECM Securities Corporation, EDI Financial, Inc., Edward Jones, Effex National Security, Eisner Securities, Inc., Emclaire Financial Corp., Emerson Equity, LLC., Empire Bank, Empire Financial Group, Inc., Empire Securities Corporation, Emporia State Bank & Trust Co., Ensemble Financial Services, Inc., EPlanning Securities, Inc., Equitable Bank, Equitas America, LLC, Equity Services, Inc., ESL Federal Credit Union, Essex Financial Services, Inc., Essex National Securities, Inc., Essex Securities, LLC., Evans National Bank, EVB, Evolve Securities, Inc., Excel Securities & Assoc., Inc., Fairport Capital, Inc., Fairwinds Credit Union, Farmers National Bank, Farmers National Bank/Canfield, Feltl & Company, Ferris/Baker Watts, FFP Securities, Inc., Fidelity Bank, Fidelity Brokerage Services., LLC., Fidelity Federal Bank & Trust, Fidelity Investments, Fifth Third Bank, Fifth Third Securities, FIMCO Securities Group, Inc., Financial Center Credit Union, Financial Network Investment Corp., Financial Partners Credit Union, Financial Planning Consultants, Financial Security Management, Inc., Financial West Group, Fintegra LLC., First Allied Securities, First America Bank, First American Bank, First Bank, First Brokerage America, First Citizens Bank, First Citizens Financial Plus, Inc., First Citizens Investor Services, First Command Financial Planning, First Commonwealth Bank, First Commonwealth Federal Credit Union, First Community Bank, First Community Bank, N.A., First Federal Bank, First Federal Savings & Loan of Charlston, First Financial Bank, First Financial Equity Corp., First Global Securities, Inc., First Harrison Bank, First Heartland Capital Inc., First Hope Bank, First Investment Services, First MidAmerica Investment Corp., First

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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Midwest Bank, First Midwest Securities, First Montauk Securities, First National
Bank, First National Investments Inc, First Niagara Bank, First Northern Bank of Dixon, First Place Bank, First Southeast Investment Services, First St. Louis Securities, Inc., First Tennessee Bank, First Tennessee Brokerage, Inc., First Wall Street Corporation, First Western Securities Inc., FirstMerit Securities, Inc., FiServ Investor Services, Inc., Flagstar Bank, FSB, Florida Investment Advisers, Flushing Savings Bank, FSB, FMN Capital Corporation, FNB Brokerage Services, Inc., FNIC F.I.D. Div., Folger Nolan Fleming Douglas, Foothill Securities, Inc., Foresters Equity Services, Inc., Fortune Financial Services, Founders Financial Securities, LLC., Fox and Company, Franklin Bank, Franklin/Templeton Dist., Inc., Freedom Financial, Inc., Fremont Bank, Frontier Bank, Frost Brokerage Services Inc., Frost National Bank, FSC Securities Corporation, FSIC, Fulcrum Securities, Inc., Gateway Bank and Trust Company, Geneos Wealth Management, Inc., Genworth Financial Securities Corp., GIA Financial Group, L.L.C., Girard Securities Inc., Global Brokerage Services, Gold Coast Securities, Inc., Golden One Credit Union, Great American Advisors, Inc., Great American Investors, Inc., Great Lakes Capital, Inc., Greenberg Financial Group, Gregory J Schwartz & Co., Inc., Gunnallen Financial, Inc., GWN
Securities, Inc., H&R Block Financial Advisers, Inc., H. Beck, Inc., H.D.Vest Investment Services, Haas Financial Products, Inc., Hancock Bank, Hancock Investments Services, Harbor Financial Services, LLC., Harbour Investments,
Inc., Harger and Company, Inc., Harold Dance Investments, Harris Investor Services, Inc., Harvest Capital LLC, Hawthorne Securities Corp., Hazard &
Siegel, Inc., Hazlett, Burt & Watson, Inc., HBW Securities, LLC, HCSB, Heartland Investment Associates, Inc., Heim & Young Securities, Inc., Heim Young & Associates, Inc., Hibernia Investments, LLC, Hibernia National Bank, High
Country Bank, High Ridge Insurance Services, Hilliard Lyons, HNB National Bank, Home Savings & Loan Company of Youngstown, Home Savings Bank, Horizon Bank, Hornor, Townsend & Kent, Inc., Horwitz & Associates, Inc., Howe Barnes Investments, Inc., HRC Investment Services, Inc., HSBC Bank USA, National Associates, HSBC International, HSBC Securities (USA) Inc., Huntingdon
Securities Corp., Huntington Investment Co., Huntington National Bank,
Huntington Valley Bank, Huntleigh Securities Corp., IBC Investments, IBN Financial Services, Inc., ICBA Financial Services Corp., IFG Network Securities, Inc., IFMG Securities, Inc., IMS Securities, Inc., Independent Financial Securities Inc., Independent Financial Group, LLC., Indiana Merchant Banking & Brokerage, Infinex Investment, Inc., Infinity Securities, Co., Inc., ING Financial Advisors, LLC, ING Financial Partners, Innovative Solutions,
Integrated Financial Inc., Intercarolina Financial Services, Inc., Interpacific Investor Services, InterSecurities, Inc., INTRUST Bank, NA., Intrust Brokerage Inc., Invesmart Securities, LLC., INVEST Financial Corporation, Investacorp, Inc., Investment Center, Inc., Investment Centers of America, Investment Management Corp., Investment Network, Inc., Investment Planners, Inc.,
Investment Professionals, Inc., Investment Security Corp., Investors Capital Corp., Investors Resources Group, Inc., Iowa State Bank, ISG Equity Sales Corporation, J.B. Hanauer & Co., J.J.B Hilliard, W.L.Lyons LLC., J.P. Turner & Co., J.W. Cole Financial, Inc., Jack V Butterfield Investment Co., Jackson Securities, LLC., Jacksonville Savings Bank, James C. Butterfield, Inc., Janney Montgomery Scott, Inc., Jefferson Pilot Securities Corp., Jesup & Lamont Securities Corp., JHW Financial Services, Inc., JHW Securities, JJB Hilliard/WL Lyons, Inc., Jones Bains Sides Investments Group, Joseph James Financial Services, Kalos Capital, Inc., Kaplan & Co., Securities Inc., KCD Financial, Inc., Keesler Federal Credit Union, Kern National Federal Credit Union, Kern Schools Federal Credit Union, Key Bank, Key Investment Services, LLC., Key Investor Services, KeyBank, NA., KeyPoint Credit Union, Kinecta Credit Union, Kirkwood Bank & Trust Co., KleinBank, KMS Financial Services, Inc., Kovack Securities, Inc., L.F. Financial, LLC., L.M. Kohn & Company, LaBrunerie
Financial Services, Inc., Lake Area Bank, Lake Community Bank, Landmark Credit Union, Lara, Shull & May, LTD., LaSalle Financial Services, Inc., LaSalle Street Securities, Inc., Lawrence Jorgenson, Legacy Asset Securities, Inc., Legacy Financial Services, Inc., Legend Equities Corporation, Legends Bank, Legg Mason/Citigroup Global Market, Leigh Baldwin & Co., LLC., Leonard & Company, Lesko Securities Inc., Leumi Investment Services, Inc., Lexington Investment
Co., Inc., LFA, Liberty Group, LLC., Liberty Securities Corporation, Lifemark Securities Corp., Lincoln Financial Advisors Corp., Lincoln Investment Planning, Inc., Linsco/Private Ledger, LOC Federal Credit Union, Lockheed Federal Credit Union, Lombard Securities, Inc., Long Island Financial Group, Lord, Abbett &
Co., Lowell & Company, Inc., LPL Financial, M Holdings Securities, Inc., M&I Bank, M&I Brokerage Services, Inc., M&I Financial Advisors, Inc., M&T Bank, M&T Securities, Inc., M. Griffith, Inc., M.L. Stern & Co. Inc., Madison Avenue Securities, Inc., Madison Bank & Trust, Main Street Securities, LLC., Manarin Securities Corp., Manna Financial Services Corp., Mascoma Savings Bank, Mass Institute of Technology Credit Union, Mass Mutual, Maxim Group LLC., McGinn, Smith & Co., Inc., McNally Financial Services Corp.; Means Investment Co., Inc., Medallion Equities, Inc., Medallion Investment Services Inc., Mercantile Bank, Mercantile Brokerage Services Inc., Mercantile Trust & Savings Bank, Merrill Lynch Inc., Merrimac Corporate Securities, Inc., Mesirow Financial, Inc.,
MetLife Securities, Inc., MFS Fund Distributors, Inc., MICG Investment Management, Michigan Catholic Credit Union, Michigan Securities, Inc., Mid Atlantic Capital Corp., MidAmerica Financial Services Inc., Mid-Atlantic Securities, Inc., Midwestern Sec Trading CO, LLC., Milkie/Ferguson Investments, Mission Federal Credit Union, MMC Securities Corp., MML Investor Services, Inc., Moloney Securities Co., Inc., Money Concepts Capital Corp, Money Management Advisory Inc., Moors & Cabot, Inc., Morgan Keegan & Co., Inc., Morgan Peabody, Inc., Morgan Stanley & Co., Inc., MSCS Financial Services, LLC., MTL Equity Products, Inc., Multi-Financial Securities Corp., Multiple Financial Services., Inc., Mutual Funds Assoc., Inc., Mutual Securities, Inc., Mutual Service Corp., NatCity Investments, National Bank & Trust, National City Bank of Midwest, National Financial Services Corp., National Investors Services, National Pension & Group Consultant, National Planning Corporation, National Securities Corp., Nations Financial Group, Inc., Nationwide Investment Service Corp., Navy Federal Brokerage Services, Navy Federal Credit Union, NBC Financial Services, NBC Securities, Inc., NBT Bank, Neidiger, Tucker, Bruner, Inc., Nelson Securities, Inc., Networth Strategic, New England Securities Corp., New Horizon Asset Management Group, LLC., NewAlliance Bank, NewAlliance Investments, Inc., Newbridge Securities Corp., Nexity Financial

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

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Services, Inc., Next Financial Group, NFB Investment Services Corp., NFP
Securities, Inc., NIA Securities, LLC., Nodaway Valley Bank, Nollenberger Capital Partners, North Ridge Securities Corp., Northeast Securities, Inc., Northern Trust Company, Northern Trust Securities, Inc., Northridge Capital Corp., Northwestern Mutual Investment Services, Inc., Nutmeg Securities, Ltd., NYLIFE Securities Inc., O.N. Equity Sales Co., Oak Tree Securities, Inc., Oakbrook Financial Group, Inc., Oberlin Financial Corporation, OFG Financial Services, Inc., Ogilvie Security Advisors Corp., Ohio National Equities, Inc., O'Keefe Shaw & Company, Old National Bank, ON Equity Sales Co., OneAmerica Securities Inc., Oppenheimer and Co., Inc., Orange County Teachers Federal Credit Union, P & A Financial Sec's Inc., Pacific Cascade Federal Credit Union, Pacific Financial Assoc., Pacific West Securities, Inc., Packerland Brokerage Services, Inc., Paragon Bank & Trust, Park Avenue Securities, Parsonex Securities, Inc., Partnervest Securities, Inc., Patapsco Bank, Patelco Credit Union, Paulson Investment Company Inc., Peachtree Capital Corporation, Penn Plaza Brokerage, Pension Planners Securities Inc., Pentagon Federal Credit Union, Peoples Bank, Peoples Community Bank, Peoples Securities, Inc., Peoples United Bank, PFIC Securities Corp, Pillar Financial Services, Pimco Funds, PlanMember Securities Corp., PMK Securities & Research Inc., PNC Bank Corp., PNC Investments LLC., Premier America Credit Union, Prime Capital Services, Inc., PrimeSolutions Securities, Inc, PrimeVest Financial Services, Princor Financial Service Corp., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Protected Investors of America, Provident Bank, Provident Savings Bank, F.S.B., Pruco Securities Corp., Purshe, Kaplin & Sterling, Putnam Investments, Putnam Savings Bank, QA3 Financial Corp., Quest Capital Strategies, Inc., Quest Securities, Inc., Quest Tar, Questar Capital Corp., R.M. Stark & Co., Raymond James & Associates, Inc., Raymond James Financial Services, Inc., RBC Capital Markets Corp., RBC Centura Bank, RBC Centura Securities, Inc., RBC Dain Rauscher Inc., Regal Discount Securities, Inc., Regal Securities, Inc., Regency Securities Inc., Regions Bank, Reliance Securities, LLC., Resource Horizons Group, LLC., R-G Crown Bank, Rhodes Securities, Inc., Rice Pontes Capital, Inc., Ridgeway & Conger, Inc., River City Bank, RiverStone Wealth Management, Inc., RNR Securities LLC., Robert B. Ausdal & Co., Inc., Robert W. Baird & Co. Inc., Robinson & Robinson, Inc., Rogan & Associates, Inc., Rogan, Rosenberg & Assoc., Inc., Rothschild Investment Corp., Royal Alliance Associates, Inc., Royal Securities Company, Rushmore Securities Corp., Rydex Distributors, Inc., S F Police Credit Union, S.C. Parker & Co., Inc., Sage, Rutty & Co., Inc., Sammons Securities Company LLC., San Mateo County Employees Credit Union, Sanders Morris Harris Inc., Sandy Spring Bank, Sawtooth Securities, LLC., Saxony Securities, Inc., SCF Securities, Inc., School Employees Credit Union, Scott & Stringfellow, Inc., Seacoast Investor Services Inc., Seacoast National Bank, Securian Financial Services, Securities America, Inc., Securities Equity Group, Securities Service Network, Inc., Security Service Federal Credit Union, Shields & Company, Sicor Securities Inc., Sigma Financial Corporation, Signator Investors Inc., Signature Bank, Signature Financial Group, Inc., Signature Securities Group, SII Investments, Silicone Valley Securities, SMH Capital, Smith Barney, Smith Barney Bank Advisor, Smith Hayes Financial Services Corp., Sorrento Pacific Financial LLC., Source Capital Group, Inc., South Carolina Bank & Trust, South Valley Bank & Trust, South Valley Wealth Management, Southeast Investments NA Inc., Southern MO Bank of Marshfield, SouthTrust Securities, Inc., Southwest Securities, Inc., Sovereign Bank, Space Coast Credit Union, Spectrum Capital, Inc., Spelman & Co., Inc., Spire Securities, LLC., Stanford Group Company, Stephen A. Kohn & Associates, Stephens, Inc., Sterling Savings Bank, Sterne Agee & Leach, Inc., Stifel, Nicolaus & Co., Inc., Stock Depot Inc, Stockcross, Inc., Stofan, Agazzi & Company, Inc., Strand Atkinson Williams York, Strategic Alliance Corp., Strategic Financial Alliance, Summit Bank, Summit Brokerage Services Inc., Summit Equities, Inc., Summitalliance Securities, LLC., SunAmerica, Sunset Financial Services, Inc., SunTrust Investment Services, Inc., Superior Bank, Surrey Bank & Trust, Susquehanna Bank, SWBC Investment Company, SWS Financial Services, Symetra Investment Services Inc., Synergy Investment Group, Synovus Securities, T.J. Raney & Sons, Inc., Taylor Securities, Inc., TD Bancnorth, National Assoc., TD Waterhouse Investor Services, Inc., Technology Credit Union, Telesis Community Credit Union, Telhio Credit Union, TFS Securities, Inc., The Advisors Group, Inc., The Capital Group Sec. Inc., The Concord Equity Group, LLC., The Golden 1 Credit Union, The Huntington Investment Co., The Huntington Investment Company, The Legend Gray, Thomasville National Bank, Thoroughbred Financial Services, LLC., Thrasher & Company, Thrivent Investment Management, Inc., Thurston, Springer, Miller, Her, TierOne Bank, TimeCapital Securities Corp., Tower Square Securities, Inc., TradeStar Investments, Inc., Transamerica Financial Advisor, TransWest Credit Union, Tri Counties Bank, Triad Advisors, Inc., Tri-County Financial Group, Inc., Triequa Capital Corporation, Triune Capital Advisors, Troy Bank & Trust, Trustmark National Bank, Trustmont Financial Group Inc., U.S Bank, UBS Financial Services, Inc., UBS International; UBS Private Banking, UMB Bank, UMB Financial Services, Inc., UMB Scout Brokerage Services, Union Bank, Union Bank & Trust, Union Bank Company, Union Bank of California, N.A., Union Bank of Chandler, Union Capital Company, Union Savings Bank, UnionBanc Investment Services, United Bank, Inc., United Brokerage Services, Inc., United Community Bank, United Financial Group, United Planners Financial Services of America, United Securities Alliance Inc., Univest Investments, Inc., US Alliance Credit Union, US Bancorp Investments, US Bank, N.A., USA Financial Securities Corp., USAllianz Securities, Inc., USI Securities, UVest Financial Services, V.B.C. Securities, VALIC Financial Advisors, Inc., ValMark Securities, Van Kampen Investments, Inc., VanDerbilt Securities, LLC., Veritrust Financial, LLC., VFinance Investments, Inc., Vinson Assoc., Vision Bank, Vision Invstmnt Services, Inc., Vision Securities, Inc., Vorpahl Wing Securities, VSR Financial Services, Inc., VYstar Credit Union, Waccamaw Bank, Wachovia Bank, Wachovia Securities Inc. Financial Network, Wachovia Securities ISG, Wachovia Securities LLC., Waddell & Reed, Inc., Wakulla Bank, Wald Group, Wall Street Electronica, Inc., Wall Street Financial Group, Walnut Street Securities, Inc., WAMU, WaMu Investments, Inc., Washington Mutual, Wasserman & Associates, Waterstone Financial Group, Wayne Hummer Investments LLC., Wayne Savings Community Bank, Wealth Management Services, Webster Bank, Webster Investments, Wedbush Morgan Securities Inc., Weitzel Financial Services Inc., Wells Fargo Investments, Wells Fargo Securities Independent, Wells Federal Bank, Wellstone

6                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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Securities, LLC., WesBanco Bank, Inc., WesBanco Securities, Inc., Wescom Credit
Union, Wescom Financial Services, West Alabama Bank & Trust, West Coast Bank, Westamerica Bank, Western Federal Credit Union, Western International Securities, Westfield Bakerink Brozak LLC., Westminster Financial Investment, Westminster Financial Securities, Inc., Westport Securities, L.L.C., WFG Securities Corp., Whitney National Bank, Whitney Securities, LLC., Wilbank Securities, Wiley Bros.-Aintree Capital, William C. Burnside & Company, Wilmington Brokerage Services, Wilmington Trust Co., Windsor Securities, Inc., WM Financial Services, Inc., Woodbury Financial Services, Inc., Woodforest National Bank, Woodlands Securities Corp., Woodmen Financial Services Inc., Woodstock Financial Group, Inc., Workman Securities Corp., World Equity Group Inc., World Group Securities, Inc., Worth Financial Group, Inc., WRP Investments, Inc., Wunderlich Securities Inc., XCU Capital Corp., Inc., Xerox Credit Union, Zeigler Investment Services.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Hartford uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                7

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The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

8                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.


There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show all classes of Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Value appear in the prospectus, which assumes you select either no optional benefits or all optional benefits.



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2008             2007             2006
-----------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.346           $1.284           $1.179
  Accumulation Unit Value at end
   of period                          $0.905           $1.346           $1.284
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     21,046           26,811           29,428
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.132           $1.081           $0.995
  Accumulation Unit Value at end
   of period                          $0.760           $1.132           $1.081
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     12,192           15,320           18,258
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.127           $1.077           $0.992
  Accumulation Unit Value at end
   of period                          $0.755           $1.127           $1.077
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,346            4,700            5,096
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.122           $1.074           $0.989
  Accumulation Unit Value at end
   of period                          $0.752           $1.122           $1.074
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     47,065           71,549           91,106
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.301           $1.247           $1.151
  Accumulation Unit Value at end
   of period                          $0.871           $1.301           $1.247
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     44,116           57,466           61,653
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.301           $1.247           $1.151
  Accumulation Unit Value at end
   of period                          $0.871           $1.301           $1.247
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     44,116           57,466           61,653
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.102           $1.057           $0.977
  Accumulation Unit Value at end
   of period                          $0.736           $1.102           $1.057
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      5,448            8,357           11,530
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.100           $1.057           $0.979
  Accumulation Unit Value at end
   of period                          $0.734           $1.100           $1.057
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      5,988            7,168            7,753
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $2.709           $2.357           $2.055
  Accumulation Unit Value at end
   of period                          $1.449           $2.709           $2.357
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     22,776           28,237           31,358
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.672           $1.458           $1.274
  Accumulation Unit Value at end
   of period                          $0.893           $1.672           $1.458
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     12,332           15,412           18,832

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2005             2004             2003
--------------------------------  --------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.117           $1.095           $1.000
  Accumulation Unit Value at end
   of period                          $1.179           $1.117           $1.095
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     31,255           28,878           10,732
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $0.945           $0.907               --
  Accumulation Unit Value at end
   of period                          $0.995           $0.945               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     22,607           27,447               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.944           $0.928           $0.849
  Accumulation Unit Value at end
   of period                          $0.992           $0.944           $0.928
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      5,488            5,461            2,001
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.941           $0.926           $0.847
  Accumulation Unit Value at end
   of period                          $0.989           $0.941           $0.926
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     98,894          109,514           80,306
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.096           $1.053               --
  Accumulation Unit Value at end
   of period                          $1.151           $1.096               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     65,900           59,191               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.096           $1.084               --
  Accumulation Unit Value at end
   of period                          $1.151           $1.096               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     65,900           59,191               --
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.932           $0.920           $0.843
  Accumulation Unit Value at end
   of period                          $0.977           $0.932           $0.920
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     12,465           13,828            9,736
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $0.935           $0.927               --
  Accumulation Unit Value at end
   of period                          $0.979           $0.935               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      7,977            7,342               --
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.808           $1.540           $1.218
  Accumulation Unit Value at end
   of period                          $2.055           $1.808           $1.540
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     34,291           35,168            9,677
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.123           $1.013               --
  Accumulation Unit Value at end
   of period                          $1.274           $1.123               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     24,071           29,268               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                9

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2008             2007             2006
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.665           $1.453           $1.271
  Accumulation Unit Value at end
   of period                          $0.888           $1.665           $1.453
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      7,202            8,852            8,942
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.658           $1.448           $1.267
  Accumulation Unit Value at end
   of period                          $0.884           $1.658           $1.448
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     73,185          105,872          139,192
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $2.618           $2.290           $2.006
  Accumulation Unit Value at end
   of period                          $1.394           $2.618           $2.290
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     60,727           74,527           80,468
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $2.618           $2.290           $2.006
  Accumulation Unit Value at end
   of period                          $1.394           $2.618           $2.290
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     60,727           74,527           80,468
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.628           $1.426           $1.251
  Accumulation Unit Value at end
   of period                          $0.865           $1.628           $1.426
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      9,343           13,988           18,267
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.631           $1.431           $1.257
  Accumulation Unit Value at end
   of period                          $0.866           $1.631           $1.431
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     10,464           13,531           14,801
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.078           $1.012           $0.915
  Accumulation Unit Value at end
   of period                          $0.665           $1.078           $1.012
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     16,730           21,264           21,684
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.063           $1.000           $0.906
  Accumulation Unit Value at end
   of period                          $0.655           $1.063           $1.000
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      5,947            7,085            7,942
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.059           $0.996           $0.903
  Accumulation Unit Value at end
   of period                          $0.651           $1.059           $0.996
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,456            2,836            2,911
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.051           $0.990           $0.898
  Accumulation Unit Value at end
   of period                          $0.646           $1.051           $0.990
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     13,641           21,121           26,501
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.430           $1.349           $1.225
  Accumulation Unit Value at end
   of period                          $0.878           $1.430           $1.349
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     37,040           46,623           48,590
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.430           $1.349           $1.225
  Accumulation Unit Value at end
   of period                          $0.878           $1.430           $1.349
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     37,040           46,623           48,590
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.035           $0.977           $0.889
  Accumulation Unit Value at end
   of period                          $0.634           $1.035           $0.977
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,795            2,749            3,311

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2005             2004             2003
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.121           $0.958           $0.759
  Accumulation Unit Value at end
   of period                          $1.271           $1.121           $0.958
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      9,281            9,302            3,144
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.118           $0.956           $0.758
  Accumulation Unit Value at end
   of period                          $1.267           $1.118           $0.956
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                    155,999          166,179          114,780
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.774           $1.602               --
  Accumulation Unit Value at end
   of period                          $2.006           $1.774               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     87,411           90,715               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.774           $1.541               --
  Accumulation Unit Value at end
   of period                          $2.006           $1.774               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     87,411           90,715               --
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.108           $0.950           $0.754
  Accumulation Unit Value at end
   of period                          $1.251           $1.108           $0.950
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     19,595           20,827           13,575
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.115           $0.971               --
  Accumulation Unit Value at end
   of period                          $1.257           $1.115               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     16,147           15,671               --
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $0.873           $0.818           $0.701
  Accumulation Unit Value at end
   of period                          $0.915           $0.873           $0.818
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     21,392           13,662            2,188
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $0.866           $0.800               --
  Accumulation Unit Value at end
   of period                          $0.906           $0.866               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      8,524            4,714               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.864           $0.813           $0.698
  Accumulation Unit Value at end
   of period                          $0.903           $0.864           $0.813
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,024            2,083              422
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.860           $0.809           $0.695
  Accumulation Unit Value at end
   of period                          $0.898           $0.860           $0.809
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     26,190           24,328           13,332
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.175           $1.086               --
  Accumulation Unit Value at end
   of period                          $1.225           $1.175               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     49,118           32,081               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.175           $1.123               --
  Accumulation Unit Value at end
   of period                          $1.225           $1.175               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     49,118           32,081               --
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.854           $0.806           $0.693
  Accumulation Unit Value at end
   of period                          $0.889           $0.854           $0.806
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,062            2,923            1,415

10                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2008             2007             2006
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.027           $0.971           $0.885
  Accumulation Unit Value at end
   of period                          $0.629           $1.027           $0.971
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      6,052            7,412            7,785
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.681           $1.578           $1.333
  Accumulation Unit Value at end
   of period                          $1.117           $1.681           $1.578
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     24,993           33,692           35,762
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.697           $1.597           $1.352
  Accumulation Unit Value at end
   of period                          $1.126           $1.697           $1.597
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      9,109           10,899           12,060
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.690           $1.592           $1.349
  Accumulation Unit Value at end
   of period                          $1.120           $1.690           $1.592
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      4,308            5,753            6,258
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.683           $1.586           $1.344
  Accumulation Unit Value at end
   of period                          $1.115           $1.683           $1.586
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     39,576           63,867           80,059
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.624           $1.533           $1.301
  Accumulation Unit Value at end
   of period                          $1.074           $1.624           $1.533
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     77,884          104,251          103,442
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.624           $1.533           $1.301
  Accumulation Unit Value at end
   of period                          $1.074           $1.624           $1.533
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     77,884          104,251          103,442
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.652           $1.562           $1.328
  Accumulation Unit Value at end
   of period                          $1.091           $1.652           $1.562
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      5,225            7,244            9,377
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.376           $1.303           $1.109
  Accumulation Unit Value at end
   of period                          $0.907           $1.376           $1.303
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     10,341           12,707           13,554
HARTFORD EQUITY INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.489           $1.416           $1.191
  Accumulation Unit Value at end
   of period                          $1.043           $1.489           $1.416
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,262            2,844            3,885
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.477           $1.407           $1.186
  Accumulation Unit Value at end
   of period                          $1.033           $1.477           $1.407
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        969            1,069            1,404
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.471           $1.402           $1.184
  Accumulation Unit Value at end
   of period                          $1.027           $1.471           $1.402
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        212              451              525
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.468           $1.400           $1.182
  Accumulation Unit Value at end
   of period                          $1.025           $1.468           $1.400
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,418            3,239            6,369

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2005             2004             2003
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $0.851           $0.816               --
  Accumulation Unit Value at end
   of period                          $0.885           $0.851               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      7,617            4,469               --
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.279           $1.157           $1.003
  Accumulation Unit Value at end
   of period                          $1.333           $1.279           $1.157
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     36,090           29,748            7,810
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.300           $1.210               --
  Accumulation Unit Value at end
   of period                          $1.352           $1.300               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     14,635           13,214               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.298           $1.177           $1.022
  Accumulation Unit Value at end
   of period                          $1.349           $1.298           $1.177
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      6,529            5,499            1,419
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.294           $1.175           $1.020
  Accumulation Unit Value at end
   of period                          $1.344           $1.294           $1.175
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     83,618           84,881           54,416
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.255           $1.169               --
  Accumulation Unit Value at end
   of period                          $1.301           $1.255               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                    107,257           82,405               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.255           $1.142               --
  Accumulation Unit Value at end
   of period                          $1.301           $1.255               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                    107,257           82,405               --
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.282           $1.167           $1.015
  Accumulation Unit Value at end
   of period                          $1.328           $1.282           $1.167
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      9,832           10,607            6,309
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.073           $0.979               --
  Accumulation Unit Value at end
   of period                          $1.109           $1.073               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     13,855           11,913               --
HARTFORD EQUITY INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.156           $1.073           $1.000
  Accumulation Unit Value at end
   of period                          $1.191           $1.156           $1.073
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,514            1,654              113
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.153           $1.083               --
  Accumulation Unit Value at end
   of period                          $1.186           $1.153               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,102              145               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.152           $1.073           $1.000
  Accumulation Unit Value at end
   of period                          $1.184           $1.152           $1.073
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        304              331               47
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.151           $1.073           $1.000
  Accumulation Unit Value at end
   of period                          $1.182           $1.151           $1.073
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      4,546            1,499              381

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               11

-------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                     2008             2007             2006
------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.458           $1.393           $1.179
  Accumulation Unit Value
   at end of period              $1.017           $1.458           $1.393
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       5,997            7,930           18,997
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.458           $1.393           $1.179
  Accumulation Unit Value
   at end of period              $1.017           $1.458           $1.393
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       5,997            7,930           18,997
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $1.449           $1.387           $1.175
  Accumulation Unit Value
   at end of period              $1.009           $1.449           $1.387
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         194              231              342
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.440           $1.380           $1.171
  Accumulation Unit Value
   at end of period              $1.001           $1.440           $1.380
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         699              975            1,085
HARTFORD FUNDAMENTAL GROWTH
 HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.290           $1.139           $1.055
  Accumulation Unit Value
   at end of period              $0.745           $1.290           $1.139
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         635              694              696
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.274           $1.127           $1.047
  Accumulation Unit Value
   at end of period              $0.735           $1.274           $1.127
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         609              634              699
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $1.267           $1.122           $1.043
  Accumulation Unit Value
   at end of period              $0.730           $1.267           $1.122
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         220              219              277
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $1.260           $1.117           $1.038
  Accumulation Unit Value
   at end of period              $0.726           $1.260           $1.117
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,312            2,032            2,530
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.251           $1.110           $1.034
  Accumulation Unit Value
   at end of period              $0.719           $1.251           $1.110
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,758            1,724            1,766
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.251           $1.110           $1.034
  Accumulation Unit Value
   at end of period              $0.719           $1.251           $1.110
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,758            1,724            1,766
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $1.241           $1.103           $1.028
  Accumulation Unit Value
   at end of period              $0.712           $1.241           $1.103
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         122              181              222
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.231           $1.096           $1.024
  Accumulation Unit Value
   at end of period              $0.706           $1.231           $1.096
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          97              412              107
HARTFORD GLOBAL ADVISERS
 HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.235           $1.077           $1.006
  Accumulation Unit Value
   at end of period              $0.820           $1.235           $1.077
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,553            2,362            2,039

                                          AS OF DECEMBER 31,
SUB-ACCOUNT                     2005             2004             2003
---------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.149           $1.080               --
  Accumulation Unit Value
   at end of period              $1.179           $1.149               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      16,541            4,335               --
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.149           $1.064               --
  Accumulation Unit Value
   at end of period              $1.179           $1.149               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      16,541            4,335               --
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $1.147           $1.072           $1.000
  Accumulation Unit Value
   at end of period              $1.175           $1.147           $1.072
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         257              163                6
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.145           $1.063               --
  Accumulation Unit Value
   at end of period              $1.171           $1.145               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         935              655               --
HARTFORD FUNDAMENTAL GROWTH
 HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $0.977           $0.962           $0.829
  Accumulation Unit Value
   at end of period              $1.055           $0.977           $0.962
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         740              561              200
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $0.970           $0.909               --
  Accumulation Unit Value
   at end of period              $1.047           $0.970               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,246            1,091               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $0.968           $0.957           $0.826
  Accumulation Unit Value
   at end of period              $1.043           $0.968           $0.957
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         255              269               10
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $0.964           $0.953           $0.823
  Accumulation Unit Value
   at end of period              $1.038           $0.964           $0.953
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       2,893            2,794            2,250
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $0.962           $0.901               --
  Accumulation Unit Value
   at end of period              $1.034           $0.962               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,866            2,113               --
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $0.962           $0.957               --
  Accumulation Unit Value
   at end of period              $1.034           $0.962               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,866            2,113               --
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $0.958           $0.950           $0.822
  Accumulation Unit Value
   at end of period              $1.028           $0.958           $0.950
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         405              246              176
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $0.955           $0.952               --
  Accumulation Unit Value
   at end of period              $1.024           $0.955               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         153              106               --
HARTFORD GLOBAL ADVISERS
 HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $0.989           $0.892           $0.806
  Accumulation Unit Value
   at end of period              $1.006           $0.989           $0.892
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       2,245            2,825              532

12                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                     2008             2007             2006
------------------------------------------------------------------------------
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.218           $1.064           $0.996
  Accumulation Unit Value
   at end of period              $0.807           $1.218           $1.064
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         736              871              813
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $1.212           $1.060           $0.993
  Accumulation Unit Value
   at end of period              $0.802           $1.212           $1.060
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         932              613              569
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $1.204           $1.053           $0.987
  Accumulation Unit Value
   at end of period              $0.796           $1.204           $1.053
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       3,232            4,553            5,792
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $2.196           $1.924           $1.806
  Accumulation Unit Value
   at end of period              $1.450           $2.196           $1.924
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,891            2,405            2,502
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $2.196           $1.924           $1.806
  Accumulation Unit Value
   at end of period              $1.450           $2.196           $1.924
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,891            2,405            2,502
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $1.185           $1.040           $0.978
  Accumulation Unit Value
   at end of period              $0.782           $1.185           $1.040
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         653              737              794
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.176           $1.034           $0.973
  Accumulation Unit Value
   at end of period              $0.775           $1.176           $1.034
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         810              822              845
HARTFORD GLOBAL EQUITY HLS
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $10.477               --               --
  Accumulation Unit Value
   at end of period              $6.148               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          96               --               --
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period       $10.474               --               --
  Accumulation Unit Value
   at end of period              $6.137               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          76               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period       $10.472               --               --
  Accumulation Unit Value
   at end of period              $6.132               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          14               --               --
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period       $10.471               --               --
  Accumulation Unit Value
   at end of period              $6.130               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         300               --               --
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period       $10.468               --               --
  Accumulation Unit Value
   at end of period              $6.122               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         130               --               --
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period       $10.468               --               --
  Accumulation Unit Value
   at end of period              $6.122               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         130               --               --

                                          AS OF DECEMBER 31,
SUB-ACCOUNT                     2005             2004             2003
---------------------------  -------------------------------------------------
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $0.981           $0.940               --
  Accumulation Unit Value
   at end of period              $0.996           $0.981               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,093              939               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $0.980           $0.886           $0.802
  Accumulation Unit Value
   at end of period              $0.993           $0.980           $0.886
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         611              500               64
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $0.974           $0.882           $0.798
  Accumulation Unit Value
   at end of period              $0.987           $0.974           $0.882
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       6,335            8,300            4,340
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.785           $1.712               --
  Accumulation Unit Value
   at end of period              $1.806           $1.785               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       2,754            4,726               --
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.785           $1.659               --
  Accumulation Unit Value
   at end of period              $1.806           $1.785               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       2,754            4,726               --
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $0.968           $0.879           $0.797
  Accumulation Unit Value
   at end of period              $0.978           $0.968           $0.879
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         769              772              401
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $0.965           $0.899               --
  Accumulation Unit Value
   at end of period              $0.973           $0.965               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         826              550               --
HARTFORD GLOBAL EQUITY HLS
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period            --               --               --  (a)
  Accumulation Unit Value
   at end of period                  --               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          --               --               --
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period            --               --               --  (a)
  Accumulation Unit Value
   at end of period                  --               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period            --               --               --  (a)
  Accumulation Unit Value
   at end of period                  --               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          --               --               --
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period            --               --               --  (a)
  Accumulation Unit Value
   at end of period                  --               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          --               --               --
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period            --               --               --  (a)
  Accumulation Unit Value
   at end of period                  --               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          --               --               --
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period            --               --               --  (a)
  Accumulation Unit Value
   at end of period                  --               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               13

-------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                     2008             2007             2006
------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period       $10.466               --               --
  Accumulation Unit Value
   at end of period              $6.114               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          43               --               --
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period       $10.463               --               --
  Accumulation Unit Value
   at end of period              $6.107               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          20               --               --
HARTFORD GLOBAL GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.163           $0.946           $0.842
  Accumulation Unit Value
   at end of period              $0.544           $1.163           $0.946
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      10,125           12,421           14,379
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.147           $0.934           $0.834
  Accumulation Unit Value
   at end of period              $0.535           $1.147           $0.934
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       2,578            3,164            3,264
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $1.142           $0.931           $0.832
  Accumulation Unit Value
   at end of period              $0.532           $1.142           $0.931
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,649            2,033            2,342
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $1.134           $0.925           $0.827
  Accumulation Unit Value
   at end of period              $0.528           $1.134           $0.925
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      11,222           17,211           22,539
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $2.446           $1.998           $1.789
  Accumulation Unit Value
   at end of period              $1.138           $2.446           $1.998
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      15,184           18,540           21,005
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $2.446           $1.998           $1.789
  Accumulation Unit Value
   at end of period              $1.138           $2.446           $1.998
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      15,184           18,540           21,005
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $1.116           $0.913           $0.819
  Accumulation Unit Value
   at end of period              $0.519           $1.116           $0.913
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,723            2,606            2,798
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.108           $0.908           $0.815
  Accumulation Unit Value
   at end of period              $0.514           $1.108           $0.908
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       4,342            5,913            5,870
HARTFORD GLOBAL HEALTH HLS
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $2.190           $2.098           $1.918
  Accumulation Unit Value
   at end of period              $1.604           $2.190           $2.098
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         729              943            1,216
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $2.160           $2.073           $1.900
  Accumulation Unit Value
   at end of period              $1.578           $2.160           $2.073
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         526              701              926
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $2.150           $2.066           $1.895
  Accumulation Unit Value
   at end of period              $1.569           $2.150           $2.066
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          74              146              164

                                          AS OF DECEMBER 31,
SUB-ACCOUNT                     2005             2004             2003
---------------------------  -------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period            --               --               --  (a)
  Accumulation Unit Value
   at end of period                  --               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          --               --               --
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period            --               --               --  (a)
  Accumulation Unit Value
   at end of period                  --               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          --               --               --
HARTFORD GLOBAL GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $0.835           $0.712           $0.593
  Accumulation Unit Value
   at end of period              $0.842           $0.835           $0.712
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      15,083           12,723            2,257
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $0.828           $0.775               --
  Accumulation Unit Value
   at end of period              $0.834           $0.828               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       3,822            3,950               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $0.827           $0.707           $0.590
  Accumulation Unit Value
   at end of period              $0.832           $0.827           $0.707
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       2,408            2,028              190
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $0.822           $0.704           $0.588
  Accumulation Unit Value
   at end of period              $0.827           $0.822           $0.704
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      23,376           23,241           11,760
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.781           $1.668               --
  Accumulation Unit Value
   at end of period              $1.789           $1.781               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      22,016           18,423               --
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.781           $1.583               --
  Accumulation Unit Value
   at end of period              $1.789           $1.781               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      22,016           18,423               --
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $0.817           $0.701           $0.586
  Accumulation Unit Value
   at end of period              $0.819           $0.817           $0.701
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       2,754            2,636            1,342
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $0.814           $0.725               --
  Accumulation Unit Value
   at end of period              $0.815           $0.814               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       6,183            4,935               --
HARTFORD GLOBAL HEALTH HLS
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.735           $1.563           $1.372
  Accumulation Unit Value
   at end of period              $1.918           $1.735           $1.563
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,296            1,420              894
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.721           $1.560               --
  Accumulation Unit Value
   at end of period              $1.900           $1.721               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,136            1,352               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $1.718           $1.553           $1.366
  Accumulation Unit Value
   at end of period              $1.895           $1.718           $1.553
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         171              177               63

14                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2008             2007             2006
-----------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $2.135           $2.053           $1.884
  Accumulation Unit Value at end
   of period                          $1.558           $2.135           $2.053
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,765            3,205            4,653
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $2.121           $2.042           $1.877
  Accumulation Unit Value at end
   of period                          $1.545           $2.121           $2.042
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        749            1,033            1,106
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $2.121           $2.042           $1.877
  Accumulation Unit Value at end
   of period                          $1.545           $2.121           $2.042
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        749            1,033            1,106
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $2.102           $2.027           $1.866
  Accumulation Unit Value at end
   of period                          $1.529           $2.102           $2.027
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        313              533              748
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $2.086           $2.014           $1.857
  Accumulation Unit Value at end
   of period                          $1.515           $2.086           $2.014
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        155              150              155
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.506           $1.311           $1.274
  Accumulation Unit Value at end
   of period                          $0.862           $1.506           $1.311
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      4,274            5,541            5,904
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.489           $1.299           $1.265
  Accumulation Unit Value at end
   of period                          $0.851           $1.489           $1.299
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        856            1,227            1,392
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.482           $1.294           $1.261
  Accumulation Unit Value at end
   of period                          $0.846           $1.482           $1.294
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        492              655              800
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.476           $1.289           $1.257
  Accumulation Unit Value at end
   of period                          $0.842           $1.476           $1.289
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      8,570           15,233           18,756
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.465           $1.282           $1.252
  Accumulation Unit Value at end
   of period                          $0.834           $1.465           $1.282
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     15,242           24,568           24,329
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.465           $1.282           $1.252
  Accumulation Unit Value at end
   of period                          $0.834           $1.465           $1.282
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     15,242           24,568           24,329
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.453           $1.273           $1.246
  Accumulation Unit Value at end
   of period                          $0.827           $1.453           $1.273
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        503              863            1,045
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.442           $1.265           $1.240
  Accumulation Unit Value at end
   of period                          $0.819           $1.442           $1.265
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,128            1,469            1,511

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2005             2004             2003
--------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.709           $1.546           $1.360
  Accumulation Unit Value at end
   of period                          $1.884           $1.709           $1.546
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      5,249            5,667            3,832
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.706           $1.547               --
  Accumulation Unit Value at end
   of period                          $1.877           $1.706               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,243            1,322               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.706           $1.603               --
  Accumulation Unit Value at end
   of period                          $1.877           $1.706               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,243            1,322               --
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.698           $1.540           $1.357
  Accumulation Unit Value at end
   of period                          $1.866           $1.698           $1.540
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        801              918              611
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.692           $1.596               --
  Accumulation Unit Value at end
   of period                          $1.857           $1.692               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        191              189               --
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.237           $1.118           $0.950
  Accumulation Unit Value at end
   of period                          $1.274           $1.237           $1.118
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      6,469            4,860            1,423
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.231           $1.144               --
  Accumulation Unit Value at end
   of period                          $1.265           $1.231               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,496            1,095               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.228           $1.113           $0.948
  Accumulation Unit Value at end
   of period                          $1.261           $1.228           $1.113
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,069              932              222
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.226           $1.111           $0.947
  Accumulation Unit Value at end
   of period                          $1.257           $1.226           $1.111
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     19,688           18,419           11,585
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.222           $1.136               --
  Accumulation Unit Value at end
   of period                          $1.252           $1.222               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     23,271           15,125               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.222           $1.144               --
  Accumulation Unit Value at end
   of period                          $1.252           $1.222               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     23,271           15,125               --
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.218           $1.108           $0.945
  Accumulation Unit Value at end
   of period                          $1.246           $1.218           $1.108
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,044            1,067              879
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.214           $1.140               --
  Accumulation Unit Value at end
   of period                          $1.240           $1.214               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,535            1,387               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               15

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2008             2007             2006
-----------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $2.008           $1.575           $1.429
  Accumulation Unit Value at end
   of period                          $1.073           $2.008           $1.575
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      4,109            5,889            5,356
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.987           $1.561           $1.419
  Accumulation Unit Value at end
   of period                          $1.060           $1.987           $1.561
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,669            2,775            2,451
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.976           $1.554           $1.414
  Accumulation Unit Value at end
   of period                          $1.053           $1.976           $1.554
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,258            1,554            1,575
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.969           $1.549           $1.410
  Accumulation Unit Value at end
   of period                          $1.049           $1.969           $1.549
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      6,095           10,697           11,611
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.954           $1.540           $1.404
  Accumulation Unit Value at end
   of period                          $1.039           $1.954           $1.540
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     15,186           20,037           15,410
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.954           $1.540           $1.404
  Accumulation Unit Value at end
   of period                          $1.039           $1.954           $1.540
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     15,186           20,037           15,410
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.939           $1.530           $1.397
  Accumulation Unit Value at end
   of period                          $1.029           $1.939           $1.530
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        788            1,758            1,754
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.924           $1.520           $1.390
  Accumulation Unit Value at end
   of period                          $1.020           $1.924           $1.520
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,023            3,573            3,237
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.325           $1.310           $1.198
  Accumulation Unit Value at end
   of period                          $0.974           $1.325           $1.310
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      4,720            5,725            6,365
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.306           $1.295           $1.186
  Accumulation Unit Value at end
   of period                          $0.959           $1.306           $1.295
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,608            2,221            2,594
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.300           $1.290           $1.183
  Accumulation Unit Value at end
   of period                          $0.954           $1.300           $1.290
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,135            1,281            1,381
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.291           $1.282           $1.176
  Accumulation Unit Value at end
   of period                          $0.946           $1.291           $1.282
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      9,141           15,337           22,536
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.354           $1.346           $1.237
  Accumulation Unit Value at end
   of period                          $0.991           $1.354           $1.346
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     10,136           14,755           13,695

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2005             2004             2003
--------------------------------  --------------------------------------------
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.249           $1.083           $0.897
  Accumulation Unit Value at end
   of period                          $1.429           $1.249           $1.083
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      5,193            2,992              830
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.243           $1.134               --
  Accumulation Unit Value at end
   of period                          $1.419           $1.243               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,623            1,000               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.240           $1.079           $0.895
  Accumulation Unit Value at end
   of period                          $1.414           $1.240           $1.079
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,484              953              224
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.237           $1.077           $0.893
  Accumulation Unit Value at end
   of period                          $1.410           $1.237           $1.077
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     10,876            9,545            6,653
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.233           $1.126               --
  Accumulation Unit Value at end
   of period                          $1.404           $1.233               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     14,554            7,467               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.233           $1.107               --
  Accumulation Unit Value at end
   of period                          $1.404           $1.233               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     14,554            7,467               --
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.229           $1.073           $0.892
  Accumulation Unit Value at end
   of period                          $1.397           $1.229           $1.073
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,961            1,536              620
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.225           $1.102               --
  Accumulation Unit Value at end
   of period                          $1.390           $1.225               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,663            1,870               --
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.193           $1.129           $1.048
  Accumulation Unit Value at end
   of period                          $1.198           $1.193           $1.129
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      6,425            6,119            2,365
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.183           $1.170               --
  Accumulation Unit Value at end
   of period                          $1.186           $1.183               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,223            4,577               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.182           $1.122           $1.043
  Accumulation Unit Value at end
   of period                          $1.183           $1.182           $1.122
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,502            1,433              502
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.175           $1.116           $1.038
  Accumulation Unit Value at end
   of period                          $1.176           $1.175           $1.116
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     21,986           24,426           19,195
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.238           $1.224               --
  Accumulation Unit Value at end
   of period                          $1.237           $1.238               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     12,445           10,743               --

16                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2008             2007             2006
-----------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.354           $1.346           $1.237
  Accumulation Unit Value at end
   of period                          $0.991           $1.354           $1.346
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     10,136           14,755           13,695
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.271           $1.266           $1.165
  Accumulation Unit Value at end
   of period                          $0.929           $1.271           $1.266
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,138            1,821            2,359
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.262           $1.258           $1.159
  Accumulation Unit Value at end
   of period                          $0.920           $1.262           $1.258
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,204            1,494            1,614
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.024           $0.990           $0.871
  Accumulation Unit Value at end
   of period                          $0.633           $1.024           $0.990
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      4,316            5,627            6,105
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.010           $0.978           $0.863
  Accumulation Unit Value at end
   of period                          $0.623           $1.010           $0.978
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,316            1,657            1,987
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.005           $0.974           $0.861
  Accumulation Unit Value at end
   of period                          $0.620           $1.005           $0.974
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        631              876            1,162
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.998           $0.968           $0.855
  Accumulation Unit Value at end
   of period                          $0.615           $0.998           $0.968
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      7,971           12,583           15,266
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $5.256           $5.105           $4.517
  Accumulation Unit Value at end
   of period                          $3.235           $5.256           $5.105
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,541            1,799            2,011
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $5.256           $5.105           $4.517
  Accumulation Unit Value at end
   of period                          $3.235           $5.256           $5.105
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,541            1,799            2,011
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.983           $0.956           $0.847
  Accumulation Unit Value at end
   of period                          $0.604           $0.983           $0.956
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        892            1,204            1,313
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $0.975           $0.950           $0.843
  Accumulation Unit Value at end
   of period                          $0.598           $0.975           $0.950
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,186            1,475            1,671
HARTFORD INTERNATIONAL GROWTH
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.964           $1.611           $1.320
  Accumulation Unit Value at end
   of period                          $0.835           $1.964           $1.611
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      7,318            9,435            9,880
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.940           $1.595           $1.309
  Accumulation Unit Value at end
   of period                          $0.823           $1.940           $1.595
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,097            4,157            4,431

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2005             2004             2003
--------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.238           $1.188               --
  Accumulation Unit Value at end
   of period                          $1.237           $1.238               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     12,445           10,743               --
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.168           $1.112           $1.036
  Accumulation Unit Value at end
   of period                          $1.165           $1.168           $1.112
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,811            3,344            2,858
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.164           $1.120               --
  Accumulation Unit Value at end
   of period                          $1.159           $1.164               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,023            1,759               --
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $0.848           $0.781           $0.680
  Accumulation Unit Value at end
   of period                          $0.871           $0.848           $0.781
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      6,055            5,555            2,778
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $0.841           $0.785               --
  Accumulation Unit Value at end
   of period                          $0.863           $0.841               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,901            3,532               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.840           $0.776           $0.677
  Accumulation Unit Value at end
   of period                          $0.861           $0.840           $0.776
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,307            1,384              318
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.835           $0.772           $0.674
  Accumulation Unit Value at end
   of period                          $0.855           $0.835           $0.772
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     16,758           18,830           13,464
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $4.417           $4.124               --
  Accumulation Unit Value at end
   of period                          $4.517           $4.417               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,071            1,383               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $4.417           $4.153               --
  Accumulation Unit Value at end
   of period                          $4.517           $4.417               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,071            1,383               --
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.830           $0.769           $0.673
  Accumulation Unit Value at end
   of period                          $0.847           $0.830           $0.769
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,661            1,823            1,386
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $0.827           $0.780               --
  Accumulation Unit Value at end
   of period                          $0.843           $0.827               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,652            1,273               --
HARTFORD INTERNATIONAL GROWTH
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.264           $1.031           $0.819
  Accumulation Unit Value at end
   of period                          $1.320           $1.264           $1.031
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      9,274            4,423              788
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.256           $1.163               --
  Accumulation Unit Value at end
   of period                          $1.309           $1.256               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      4,296            2,275               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               17

-------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                     2008             2007             2006
------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $1.929           $1.587           $1.304
  Accumulation Unit Value
   at end of period              $0.818           $1.929           $1.587
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,140            1,393            1,292
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $1.919           $1.580           $1.299
  Accumulation Unit Value
   at end of period              $0.813           $1.919           $1.580
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       8,474           14,882           17,700
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.905           $1.571           $1.293
  Accumulation Unit Value
   at end of period              $0.806           $1.905           $1.571
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      23,363           33,143           36,678
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.905           $1.571           $1.293
  Accumulation Unit Value
   at end of period              $0.806           $1.905           $1.571
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      23,363           33,143           36,678
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $1.889           $1.560           $1.286
  Accumulation Unit Value
   at end of period              $0.798           $1.889           $1.560
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         847            1,131            1,453
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.874           $1.550           $1.280
  Accumulation Unit Value
   at end of period              $0.790           $1.874           $1.550
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       2,496            2,853            3,056
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.871           $1.492           $1.219
  Accumulation Unit Value
   at end of period              $1.063           $1.871           $1.492
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      10,170           13,137           15,028
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.323           $1.058           $0.866
  Accumulation Unit Value
   at end of period              $0.750           $1.323           $1.058
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       3,200            4,465            5,542
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $1.317           $1.054           $0.864
  Accumulation Unit Value
   at end of period              $0.746           $1.317           $1.054
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       2,300            2,863            3,023
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $1.312           $1.050           $0.861
  Accumulation Unit Value
   at end of period              $0.743           $1.312           $1.050
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      14,217           21,571           27,328
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.808           $1.450           $1.190
  Accumulation Unit Value
   at end of period              $1.022           $1.808           $1.450
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      34,551           42,180           47,762
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.808           $1.450           $1.190
  Accumulation Unit Value
   at end of period              $1.022           $1.808           $1.450
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      34,551           42,180           47,762
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $1.288           $1.034           $0.850
  Accumulation Unit Value
   at end of period              $0.727           $1.288           $1.034
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,493            2,478            2,774

                                          AS OF DECEMBER 31,
SUB-ACCOUNT                     2005             2004             2003
---------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $1.253           $1.024           $0.816
  Accumulation Unit Value
   at end of period              $1.304           $1.253           $1.024
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,119              715              223
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $1.248           $1.021           $0.813
  Accumulation Unit Value
   at end of period              $1.299           $1.248           $1.021
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      15,569            9,847            5,836
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.245           $1.153               --
  Accumulation Unit Value
   at end of period              $1.293           $1.245               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      34,950           13,241               --
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.245           $1.061               --
  Accumulation Unit Value
   at end of period              $1.293           $1.245               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      34,950           13,241               --
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $1.240           $1.017           $0.812
  Accumulation Unit Value
   at end of period              $1.286           $1.240           $1.017
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,177            1,158              547
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.236           $1.056               --
  Accumulation Unit Value
   at end of period              $1.280           $1.236               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       2,979            1,632               --
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.081           $0.931           $0.751
  Accumulation Unit Value
   at end of period              $1.219           $1.081           $0.931
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      15,424           12,066            1,407
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $0.769           $0.703               --
  Accumulation Unit Value
   at end of period              $0.866           $0.769               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       5,556            3,493               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $0.768           $0.663           $0.536
  Accumulation Unit Value
   at end of period              $0.864           $0.768           $0.663
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       3,043            2,296              232
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $0.766           $0.662           $0.535
  Accumulation Unit Value
   at end of period              $0.861           $0.766           $0.662
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      25,728           26,950           10,017
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.061           $0.970               --
  Accumulation Unit Value
   at end of period              $1.190           $1.061               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      50,269           45,975               --
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.061           $0.928               --
  Accumulation Unit Value
   at end of period              $1.190           $1.061               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      50,269           45,975               --
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $0.759           $0.658           $0.533
  Accumulation Unit Value
   at end of period              $0.850           $0.759           $0.658
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       2,465            2,031              848

18                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                     2008             2007             2006
------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.743           $1.402           $1.154
  Accumulation Unit Value
   at end of period              $0.982           $1.743           $1.402
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       4,288            5,650            6,200
HARTFORD INTERNATIONAL
 SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $2.402           $2.240           $1.761
  Accumulation Unit Value
   at end of period              $1.360           $2.402           $2.240
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,290            1,694            1,900
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $2.373           $2.217           $1.746
  Accumulation Unit Value
   at end of period              $1.341           $2.373           $2.217
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         639              877              934
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $2.359           $2.207           $1.740
  Accumulation Unit Value
   at end of period              $1.332           $2.359           $2.207
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         181              248              256
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $2.347           $2.196           $1.732
  Accumulation Unit Value
   at end of period              $1.324           $2.347           $2.196
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       2,159            3,834            4,787
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $2.330           $2.184           $1.725
  Accumulation Unit Value
   at end of period              $1.313           $2.330           $2.184
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       4,088            6,636            7,403
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $2.330           $2.184           $1.725
  Accumulation Unit Value
   at end of period              $1.313           $2.330           $2.184
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       4,088            6,636            7,403
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $2.311           $2.169           $1.716
  Accumulation Unit Value
   at end of period              $1.300           $2.311           $2.169
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         239              378              569
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $2.293           $2.155           $1.708
  Accumulation Unit Value
   at end of period              $1.288           $2.293           $2.155
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         299              528              903
HARTFORD LARGECAP GROWTH
 HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $10.642               --               --
  Accumulation Unit Value
   at end of period              $6.470               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           3               --               --
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period       $10.641               --               --
  Accumulation Unit Value
   at end of period              $6.461               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           6               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period       $10.640               --               --
  Accumulation Unit Value
   at end of period              $6.456               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           2               --               --
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period       $10.639               --               --
  Accumulation Unit Value
   at end of period              $6.453               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           1               --               --

                                          AS OF DECEMBER 31,
SUB-ACCOUNT                     2005             2004             2003
---------------------------  -------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.032           $0.905               --
  Accumulation Unit Value
   at end of period              $1.154           $1.032               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       6,133            4,567               --
HARTFORD INTERNATIONAL
 SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.509           $1.312           $1.013
  Accumulation Unit Value
   at end of period              $1.761           $1.509           $1.312
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,690            1,179              329
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.500           $1.377               --
  Accumulation Unit Value
   at end of period              $1.746           $1.500               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         841              535               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $1.496           $1.304           $1.009
  Accumulation Unit Value
   at end of period              $1.740           $1.496           $1.304
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         203              150               79
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $1.490           $1.300           $1.006
  Accumulation Unit Value
   at end of period              $1.732           $1.490           $1.300
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       4,451            3,682            2,173
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.486           $1.365               --
  Accumulation Unit Value
   at end of period              $1.725           $1.486               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       7,741            4,749               --
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.486           $1.327               --
  Accumulation Unit Value
   at end of period              $1.725           $1.486               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       7,741            4,749               --
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $1.481           $1.295           $1.004
  Accumulation Unit Value
   at end of period              $1.716           $1.481           $1.295
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         376              234              241
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.476           $1.321               --
  Accumulation Unit Value
   at end of period              $1.708           $1.476               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         434              285               --
HARTFORD LARGECAP GROWTH
 HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period            --               --               --  (a)
  Accumulation Unit Value
   at end of period                  --               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          --               --               --
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period            --               --               --  (a)
  Accumulation Unit Value
   at end of period                  --               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period            --               --               --  (a)
  Accumulation Unit Value
   at end of period                  --               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          --               --               --
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period            --               --               --  (a)
  Accumulation Unit Value
   at end of period                  --               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               19

-------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                     2008             2007             2006
------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period       $10.638               --               --
  Accumulation Unit Value
   at end of period              $6.446               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           1               --               --
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period       $10.638               --               --
  Accumulation Unit Value
   at end of period              $6.446               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           1               --               --
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period       $10.637               --               --
  Accumulation Unit Value
   at end of period              $6.439               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          --               --               --
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period       $10.635               --               --
  Accumulation Unit Value
   at end of period              $6.431               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          --               --               --
HARTFORD MIDCAP GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $10.578               --               --
  Accumulation Unit Value
   at end of period              $5.920               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          69               --               --
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period       $10.576               --               --
  Accumulation Unit Value
   at end of period              $5.911               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          15               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period       $10.576               --               --
  Accumulation Unit Value
   at end of period              $5.907               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           5               --               --
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period       $10.575               --               --
  Accumulation Unit Value
   at end of period              $5.905               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          89               --               --
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period       $10.574               --               --
  Accumulation Unit Value
   at end of period              $5.898               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         457               --               --
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period       $10.574               --               --
  Accumulation Unit Value
   at end of period              $5.898               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         457               --               --
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period       $10.572               --               --
  Accumulation Unit Value
   at end of period              $5.891               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          11               --               --
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period       $10.571               --               --
  Accumulation Unit Value
   at end of period              $5.885               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          13               --               --
HARTFORD MIDCAP VALUE HLS
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.719           $1.711           $1.476
  Accumulation Unit Value
   at end of period              $1.011           $1.719           $1.711
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       3,605            5,049            6,050

                                          AS OF DECEMBER 31,
SUB-ACCOUNT                     2005             2004             2003
---------------------------  -------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period            --               --               --  (a)
  Accumulation Unit Value
   at end of period                  --               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          --               --               --
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period            --               --               --  (a)
  Accumulation Unit Value
   at end of period                  --               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          --               --               --
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period            --               --               --  (a)
  Accumulation Unit Value
   at end of period                  --               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          --               --               --
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period            --               --               --  (a)
  Accumulation Unit Value
   at end of period                  --               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          --               --               --
HARTFORD MIDCAP GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period            --               --               --  (a)
  Accumulation Unit Value
   at end of period                  --               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          --               --               --
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period            --               --               --  (a)
  Accumulation Unit Value
   at end of period                  --               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period            --               --               --  (a)
  Accumulation Unit Value
   at end of period                  --               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          --               --               --
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period            --               --               --  (a)
  Accumulation Unit Value
   at end of period                  --               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          --               --               --
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period            --               --               --  (a)
  Accumulation Unit Value
   at end of period                  --               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          --               --               --
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period            --               --               --  (a)
  Accumulation Unit Value
   at end of period                  --               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          --               --               --
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period            --               --               --  (a)
  Accumulation Unit Value
   at end of period                  --               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          --               --               --
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period            --               --               --  (a)
  Accumulation Unit Value
   at end of period                  --               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          --               --               --
HARTFORD MIDCAP VALUE HLS
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.364           $1.192           $0.961
  Accumulation Unit Value
   at end of period              $1.476           $1.364           $1.192
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       6,586            7,083            2,914

20                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                     2008             2007             2006
------------------------------------------------------------------------------
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.698           $1.693           $1.463
  Accumulation Unit Value
   at end of period              $0.996           $1.698           $1.693
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       2,593            4,049            5,059
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $1.688           $1.685           $1.458
  Accumulation Unit Value
   at end of period              $0.990           $1.688           $1.685
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,152            1,674            1,869
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $1.679           $1.677           $1.452
  Accumulation Unit Value
   at end of period              $0.984           $1.679           $1.677
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       9,772           15,983           21,241
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.667           $1.668           $1.446
  Accumulation Unit Value
   at end of period              $0.976           $1.667           $1.668
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       6,076            8,519            9,455
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.667           $1.668           $1.446
  Accumulation Unit Value
   at end of period              $0.976           $1.667           $1.668
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       6,076            8,519            9,455
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $1.653           $1.656           $1.438
  Accumulation Unit Value
   at end of period              $0.966           $1.653           $1.656
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,101            2,148            2,630
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.640           $1.646           $1.431
  Accumulation Unit Value
   at end of period              $0.957           $1.640           $1.646
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         840            1,619            1,835
HARTFORD MONEY MARKET HLS
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.198           $1.161           $1.127
  Accumulation Unit Value
   at end of period              $1.204           $1.198           $1.161
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      21,136            9,018            6,878
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.103           $1.071           $1.042
  Accumulation Unit Value
   at end of period              $1.106           $1.103           $1.071
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       5,615            2,847            4,668
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $1.098           $1.067           $1.039
  Accumulation Unit Value
   at end of period              $1.100           $1.098           $1.067
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       3,649              912              585
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $1.094           $1.063           $1.036
  Accumulation Unit Value
   at end of period              $1.095           $1.094           $1.063
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      28,629           28,630           19,298
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.158           $1.127           $1.100
  Accumulation Unit Value
   at end of period              $1.158           $1.158           $1.127
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      46,661           22,659           17,807
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.158           $1.127           $1.100
  Accumulation Unit Value
   at end of period              $1.158           $1.158           $1.127
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      46,661           22,659           17,807

                                          AS OF DECEMBER 31,
SUB-ACCOUNT                     2005             2004             2003
---------------------------  --------------------------------------------
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.355           $1.241               --
  Accumulation Unit Value
   at end of period              $1.463           $1.355               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       6,588            8,288               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $1.352           $1.185           $0.956
  Accumulation Unit Value
   at end of period              $1.458           $1.352           $1.185
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,954            2,122            1,073
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $1.346           $1.181           $0.954
  Accumulation Unit Value
   at end of period              $1.452           $1.346           $1.181
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      23,417           27,535           18,236
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.343           $1.230               --
  Accumulation Unit Value
   at end of period              $1.446           $1.343               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      10,742           16,082               --
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.343           $1.198               --
  Accumulation Unit Value
   at end of period              $1.446           $1.343               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      10,742           16,082               --
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $1.338           $1.177           $0.952
  Accumulation Unit Value
   at end of period              $1.438           $1.338           $1.177
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       2,893            3,111            2,089
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.333           $1.193               --
  Accumulation Unit Value
   at end of period              $1.431           $1.333               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,981            2,083               --
HARTFORD MONEY MARKET HLS
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.114           $1.122           $1.128
  Accumulation Unit Value
   at end of period              $1.127           $1.114           $1.122
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       8,506            5,657            2,115
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.032           $1.032               --
  Accumulation Unit Value
   at end of period              $1.042           $1.032               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       3,340            3,414               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $1.030           $1.041           $1.049
  Accumulation Unit Value
   at end of period              $1.039           $1.030           $1.041
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         709              711              295
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $1.028           $1.039           $1.047
  Accumulation Unit Value
   at end of period              $1.036           $1.028           $1.039
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      10,371           12,291            4,932
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.093           $1.094               --
  Accumulation Unit Value
   at end of period              $1.100           $1.093               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      10,864            8,854               --
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.093           $1.105               --
  Accumulation Unit Value
   at end of period              $1.100           $1.093               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      10,864            8,854               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               21

-------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                     2008             2007             2006
------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $1.074           $1.047           $1.023
  Accumulation Unit Value
   at end of period              $1.072           $1.074           $1.047
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       5,464            2,244            1,115
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.013           $0.989           $0.968
  Accumulation Unit Value
   at end of period              $1.010           $1.013           $0.989
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      14,010            4,773            2,611
HARTFORD SMALL COMPANY HLS
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.999           $1.779           $1.581
  Accumulation Unit Value
   at end of period              $1.168           $1.999           $1.779
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,883            2,373            2,716
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.033           $0.921           $0.820
  Accumulation Unit Value
   at end of period              $0.602           $1.033           $0.921
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,820            2,352            2,796
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $1.028           $0.918           $0.818
  Accumulation Unit Value
   at end of period              $0.599           $1.028           $0.918
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         620              911            1,373
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $1.024           $0.915           $0.816
  Accumulation Unit Value
   at end of period              $0.596           $1.024           $0.915
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       9,160           15,461           20,268
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.932           $1.728           $1.543
  Accumulation Unit Value
   at end of period              $1.124           $1.932           $1.728
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       4,880            8,279            9,823
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.932           $1.728           $1.543
  Accumulation Unit Value
   at end of period              $1.124           $1.932           $1.728
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       4,880            8,279            9,823
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $1.005           $0.901           $0.805
  Accumulation Unit Value
   at end of period              $0.584           $1.005           $0.901
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,131            1,786            2,013
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.562           $1.401           $1.255
  Accumulation Unit Value
   at end of period              $0.905           $1.562           $1.401
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         540            1,348              878
HARTFORD SMALLCAP GROWTH
 HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.357           $1.406           $1.338
  Accumulation Unit Value
   at end of period              $0.836           $1.357           $1.406
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       7,466            9,529            9,891
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.343           $1.393           $1.328
  Accumulation Unit Value
   at end of period              $0.825           $1.343           $1.393
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,872            2,406            2,954
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $1.336           $1.388           $1.324
  Accumulation Unit Value
   at end of period              $0.820           $1.336           $1.388
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,119            1,289            1,500

                                          AS OF DECEMBER 31,
SUB-ACCOUNT                     2005             2004             2003
---------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $1.018           $1.032           $1.042
  Accumulation Unit Value
   at end of period              $1.023           $1.018           $1.032
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,190              913              768
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $0.965           $0.978               --
  Accumulation Unit Value
   at end of period              $0.968           $0.965               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,564            1,356               --
HARTFORD SMALL COMPANY HLS
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.328           $1.204           $0.951
  Accumulation Unit Value
   at end of period              $1.581           $1.328           $1.204
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       2,354            2,828            1,280
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $0.690           $0.628               --
  Accumulation Unit Value
   at end of period              $0.820           $0.690               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       3,518            4,606               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $0.689           $0.627           $0.496
  Accumulation Unit Value
   at end of period              $0.818           $0.689           $0.627
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,328            1,564              572
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $0.688           $0.625           $0.495
  Accumulation Unit Value
   at end of period              $0.816           $0.688           $0.625
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      19,032           22,834           16,679
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.303           $1.186               --
  Accumulation Unit Value
   at end of period              $1.543           $1.303               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       3,846            6,759               --
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.303           $1.233               --
  Accumulation Unit Value
   at end of period              $1.543           $1.303               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       3,846            6,759               --
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $0.681           $0.621           $0.493
  Accumulation Unit Value
   at end of period              $0.805           $0.681           $0.621
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       2,200            2,601            1,940
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.063           $1.008               --
  Accumulation Unit Value
   at end of period              $1.255           $1.063               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         679              796               --
HARTFORD SMALLCAP GROWTH
 HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.224           $1.078           $0.831
  Accumulation Unit Value
   at end of period              $1.338           $1.224           $1.078
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      10,417            8,202            1,153
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.218           $1.100               --
  Accumulation Unit Value
   at end of period              $1.328           $1.218               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       3,451            2,756               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $1.216           $1.074           $0.829
  Accumulation Unit Value
   at end of period              $1.324           $1.216           $1.074
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,627            1,081              291

22                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                     2008             2007             2006
------------------------------------------------------------------------------
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $1.331           $1.383           $1.320
  Accumulation Unit Value
   at end of period              $0.816           $1.331           $1.383
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       7,072           10,912           14,076
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.321           $1.375           $1.314
  Accumulation Unit Value
   at end of period              $0.809           $1.321           $1.375
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      21,449           27,478           29,841
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.321           $1.375           $1.314
  Accumulation Unit Value
   at end of period              $0.809           $1.321           $1.375
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      21,449           27,478           29,841
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $1.310           $1.366           $1.308
  Accumulation Unit Value
   at end of period              $0.801           $1.310           $1.366
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         956            1,490            2,329
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.300           $1.357           $1.302
  Accumulation Unit Value
   at end of period              $0.794           $1.300           $1.357
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       2,781            3,458            4,296
HARTFORD SMALLCAP VALUE HLS
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $10.344               --               --
  Accumulation Unit Value
   at end of period              $7.606               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           9               --               --
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period       $10.341               --               --
  Accumulation Unit Value
   at end of period              $7.593               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           7               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period       $10.339               --               --
  Accumulation Unit Value
   at end of period              $7.587               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           1               --               --
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period       $10.338               --               --
  Accumulation Unit Value
   at end of period              $7.583               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          28               --               --
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period       $10.336               --               --
  Accumulation Unit Value
   at end of period              $7.574               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          43               --               --
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period       $10.336               --               --
  Accumulation Unit Value
   at end of period              $7.574               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          43               --               --
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period       $10.333               --               --
  Accumulation Unit Value
   at end of period              $7.564               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           1               --               --
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period       $10.330               --               --
  Accumulation Unit Value
   at end of period              $7.555               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           4               --               --

                                          AS OF DECEMBER 31,
SUB-ACCOUNT                     2005             2004             2003
---------------------------  -------------------------------------------------
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $1.213           $1.072           $0.827
  Accumulation Unit Value
   at end of period              $1.320           $1.213           $1.072
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      17,251           16,477            9,051
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.209           $1.092               --
  Accumulation Unit Value
   at end of period              $1.314           $1.209               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      40,115           27,287               --
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.209           $1.132               --
  Accumulation Unit Value
   at end of period              $1.314           $1.209               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      40,115           27,287               --
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $1.205           $1.068           $0.826
  Accumulation Unit Value
   at end of period              $1.308           $1.205           $1.068
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       2,472            2,405            1,319
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.201           $1.128               --
  Accumulation Unit Value
   at end of period              $1.302           $1.201               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       4,575            3,011               --
HARTFORD SMALLCAP VALUE HLS
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period            --               --               --  (a)
  Accumulation Unit Value
   at end of period                  --               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          --               --               --
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period            --               --               --  (a)
  Accumulation Unit Value
   at end of period                  --               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period            --               --               --  (a)
  Accumulation Unit Value
   at end of period                  --               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          --               --               --
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period            --               --               --  (a)
  Accumulation Unit Value
   at end of period                  --               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          --               --               --
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period            --               --               --  (a)
  Accumulation Unit Value
   at end of period                  --               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          --               --               --
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period            --               --               --  (a)
  Accumulation Unit Value
   at end of period                  --               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          --               --               --
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period            --               --               --  (a)
  Accumulation Unit Value
   at end of period                  --               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          --               --               --
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period            --               --               --  (a)
  Accumulation Unit Value
   at end of period                  --               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               23

-------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                     2008             2007             2006
------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.277           $1.226           $1.087
  Accumulation Unit Value
   at end of period              $0.715           $1.277           $1.226
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      17,715           21,790           24,184
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $0.988           $0.951           $0.845
  Accumulation Unit Value
   at end of period              $0.552           $0.988           $0.951
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       8,603           10,473           12,568
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $0.984           $0.947           $0.843
  Accumulation Unit Value
   at end of period              $0.549           $0.984           $0.947
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       2,898            3,633            4,075
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $0.980           $0.944           $0.840
  Accumulation Unit Value
   at end of period              $0.546           $0.980           $0.944
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      22,726           35,423           47,160
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.235           $1.191           $1.062
  Accumulation Unit Value
   at end of period              $0.687           $1.235           $1.191
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      53,272           64,446           70,661
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.235           $1.191           $1.062
  Accumulation Unit Value
   at end of period              $0.687           $1.235           $1.191
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      53,272           64,446           70,661
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $0.962           $0.930           $0.830
  Accumulation Unit Value
   at end of period              $0.535           $0.962           $0.930
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       4,350            6,278            7,939
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.026           $0.993           $0.887
  Accumulation Unit Value
   at end of period              $0.569           $1.026           $0.993
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       7,293            9,025            9,975
HARTFORD TOTAL RETURN BOND
 HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.510           $1.466           $1.422
  Accumulation Unit Value
   at end of period              $1.372           $1.510           $1.466
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      18,413           26,580           25,889
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.453           $1.414           $1.375
  Accumulation Unit Value
   at end of period              $1.318           $1.453           $1.414
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       6,131            7,246            7,018
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $1.447           $1.410           $1.371
  Accumulation Unit Value
   at end of period              $1.311           $1.447           $1.410
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       3,530            4,049            3,633
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $1.441           $1.404           $1.367
  Accumulation Unit Value
   at end of period              $1.305           $1.441           $1.404
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      31,941           47,965           52,079
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.459           $1.424           $1.389
  Accumulation Unit Value
   at end of period              $1.319           $1.459           $1.424
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      58,676           82,744           77,168

                                          AS OF DECEMBER 31,
SUB-ACCOUNT                     2005             2004             2003
---------------------------  --------------------------------------------
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.008           $0.984           $0.855
  Accumulation Unit Value
   at end of period              $1.087           $1.008           $0.984
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      26,232           19,823            4,110
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $0.785           $0.738               --
  Accumulation Unit Value
   at end of period              $0.845           $0.785               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      16,159           14,858               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $0.784           $0.767           $0.667
  Accumulation Unit Value
   at end of period              $0.843           $0.784           $0.767
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       4,215            3,398              835
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $0.782           $0.766           $0.666
  Accumulation Unit Value
   at end of period              $0.840           $0.782           $0.766
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      49,758           51,051           33,193
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $0.989           $0.931               --
  Accumulation Unit Value
   at end of period              $1.062           $0.989               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      74,392           53,354               --
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $0.989           $0.974               --
  Accumulation Unit Value
   at end of period              $1.062           $0.989               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      74,392           53,354               --
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $0.774           $0.761           $0.663
  Accumulation Unit Value
   at end of period              $0.830           $0.774           $0.761
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       8,605            9,079            6,487
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $0.829           $0.818               --
  Accumulation Unit Value
   at end of period              $0.887           $0.829               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      10,445            7,630               --
HARTFORD TOTAL RETURN BOND
 HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.411           $1.371           $1.362
  Accumulation Unit Value
   at end of period              $1.422           $1.411           $1.371
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      26,028           20,361            5,052
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.367           $1.362               --
  Accumulation Unit Value
   at end of period              $1.375           $1.367               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       8,792            7,066               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $1.365           $1.330           $1.323
  Accumulation Unit Value
   at end of period              $1.371           $1.365           $1.330
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       3,776            3,059              790
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $1.361           $1.328           $1.321
  Accumulation Unit Value
   at end of period              $1.367           $1.361           $1.328
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      53,733           52,318           32,673
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.385           $1.380               --
  Accumulation Unit Value
   at end of period              $1.389           $1.385               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      77,171           54,318               --

24                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                     2008             2007             2006
------------------------------------------------------------------------------
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.459           $1.424           $1.389
  Accumulation Unit Value
   at end of period              $1.319           $1.459           $1.424
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      58,676           82,744           77,168
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $1.415           $1.383           $1.350
  Accumulation Unit Value
   at end of period              $1.277           $1.415           $1.383
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       2,959            4,139            4,423
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.251           $1.225           $1.198
  Accumulation Unit Value
   at end of period              $1.128           $1.251           $1.225
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       5,915            7,999            7,823
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.132           $1.102           $1.077
  Accumulation Unit Value
   at end of period              $1.106           $1.132           $1.102
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      13,836           16,488           15,823
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.120           $1.093           $1.070
  Accumulation Unit Value
   at end of period              $1.092           $1.120           $1.093
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       5,479            4,374            4,108
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $1.114           $1.088           $1.067
  Accumulation Unit Value
   at end of period              $1.085           $1.114           $1.088
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       2,170            1,875            1,817
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $1.109           $1.084           $1.064
  Accumulation Unit Value
   at end of period              $1.081           $1.109           $1.084
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      19,033           20,469           22,223
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.101           $1.078           $1.059
  Accumulation Unit Value
   at end of period              $1.071           $1.101           $1.078
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      39,355           47,536           42,545
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.101           $1.078           $1.059
  Accumulation Unit Value
   at end of period              $1.071           $1.101           $1.078
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      39,355           47,536           42,545
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $1.092           $1.071           $1.054
  Accumulation Unit Value
   at end of period              $1.061           $1.092           $1.071
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,728            1,856            1,744
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.084           $1.064           $1.049
  Accumulation Unit Value
   at end of period              $1.051           $1.084           $1.064
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       3,548            4,413            4,079
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.428           $1.332           $1.112
  Accumulation Unit Value
   at end of period              $0.927           $1.428           $1.332
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       2,031            2,721            3,081
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.411           $1.319           $1.103
  Accumulation Unit Value
   at end of period              $0.914           $1.411           $1.319
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,733            2,065            2,399

                                          AS OF DECEMBER 31,
SUB-ACCOUNT                     2005             2004             2003
---------------------------  --------------------------------------------
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.385           $1.362               --
  Accumulation Unit Value
   at end of period              $1.389           $1.385               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      77,171           54,318               --
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $1.349           $1.319           $1.315
  Accumulation Unit Value
   at end of period              $1.350           $1.349           $1.319
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       4,709            4,700            2,792
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.198           $1.182               --
  Accumulation Unit Value
   at end of period              $1.198           $1.198               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       7,833            5,614               --
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.079           $1.074           $1.093
  Accumulation Unit Value
   at end of period              $1.077           $1.079           $1.074
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      15,335           11,354            2,116
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.073           $1.078               --
  Accumulation Unit Value
   at end of period              $1.070           $1.073               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       4,498            2,592               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $1.071           $1.070           $1.091
  Accumulation Unit Value
   at end of period              $1.067           $1.071           $1.070
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,913            1,406              274
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $1.069           $1.068           $1.089
  Accumulation Unit Value
   at end of period              $1.064           $1.069           $1.068
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      23,375           21,622           13,879
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.065           $1.071               --
  Accumulation Unit Value
   at end of period              $1.059           $1.065               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      41,561           28,386               --
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.065           $1.070               --
  Accumulation Unit Value
   at end of period              $1.059           $1.065               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)      41,561           28,386               --
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value
   at beginning of period        $1.062           $1.064           $1.087
  Accumulation Unit Value
   at end of period              $1.054           $1.062           $1.064
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,849            1,684            1,181
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.058           $1.066               --
  Accumulation Unit Value
   at end of period              $1.049           $1.058               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       3,944            2,500               --
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.045           $0.960           $0.838
  Accumulation Unit Value
   at end of period              $1.112           $1.045           $0.960
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       2,838            2,622            1,505
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.039           $0.969               --
  Accumulation Unit Value
   at end of period              $1.103           $1.039               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       2,578            2,069               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               25

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2008             2007             2006
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.403           $1.313           $1.099
  Accumulation Unit Value at end
   of period                          $0.907           $1.403           $1.313
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        434              893              928
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.395           $1.306           $1.094
  Accumulation Unit Value at end
   of period                          $0.902           $1.395           $1.306
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      4,809            8,066            9,908
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.385           $1.299           $1.089
  Accumulation Unit Value at end
   of period                          $0.894           $1.385           $1.299
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      4,298            6,342            7,040
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.385           $1.299           $1.089
  Accumulation Unit Value at end
   of period                          $0.894           $1.385           $1.299
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      4,298            6,342            7,040
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.374           $1.290           $1.084
  Accumulation Unit Value at end
   of period                          $0.886           $1.374           $1.290
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        817            1,117            1,355
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.363           $1.282           $1.078
  Accumulation Unit Value at end
   of period                          $0.877           $1.363           $1.282
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        979            1,412            1,591
HARTFORD VALUE OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.491           $1.618           $1.382
  Accumulation Unit Value at end
   of period                          $0.864           $1.491           $1.618
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,109            3,527            4,323
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.475           $1.604           $1.372
  Accumulation Unit Value at end
   of period                          $0.853           $1.475           $1.604
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,071            1,551            2,061
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.467           $1.597           $1.368
  Accumulation Unit Value at end
   of period                          $0.848           $1.467           $1.597
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        815            1,076            1,174
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.462           $1.592           $1.364
  Accumulation Unit Value at end
   of period                          $0.845           $1.462           $1.592
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,689            7,026            9,543
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.451           $1.582           $1.358
  Accumulation Unit Value at end
   of period                          $0.837           $1.451           $1.582
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      6,296           12,978           16,845
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.451           $1.582           $1.358
  Accumulation Unit Value at end
   of period                          $0.837           $1.451           $1.582
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      6,296           12,978           16,845
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.439           $1.572           $1.351
  Accumulation Unit Value at end
   of period                          $0.829           $1.439           $1.572
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        329              836            1,427

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2005             2004             2003
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.036           $0.954           $0.834
  Accumulation Unit Value at end
   of period                          $1.099           $1.036           $0.954
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        736              657              313
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.032           $0.951           $0.831
  Accumulation Unit Value at end
   of period                          $1.094           $1.032           $0.951
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      9,195            8,742            7,040
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.029           $0.960               --
  Accumulation Unit Value at end
   of period                          $1.089           $1.029               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      7,071            5,426               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.029           $0.955               --
  Accumulation Unit Value at end
   of period                          $1.089           $1.029               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      7,071            5,426               --
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.025           $0.948           $0.830
  Accumulation Unit Value at end
   of period                          $1.084           $1.025           $0.948
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,246            1,256              894
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.022           $0.951               --
  Accumulation Unit Value at end
   of period                          $1.078           $1.022               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,416            1,092               --
HARTFORD VALUE OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.297           $1.109           $0.910
  Accumulation Unit Value at end
   of period                          $1.382           $1.297           $1.109
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      4,258            2,242              529
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.291           $1.166               --
  Accumulation Unit Value at end
   of period                          $1.372           $1.291               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,043            1,716               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.288           $1.105           $0.908
  Accumulation Unit Value at end
   of period                          $1.368           $1.288           $1.105
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,086              580               81
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.285           $1.103           $0.907
  Accumulation Unit Value at end
   of period                          $1.364           $1.285           $1.103
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      9,457            6,060            3,998
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.281           $1.158               --
  Accumulation Unit Value at end
   of period                          $1.358           $1.281               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     18,148            7,874               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.281           $1.134               --
  Accumulation Unit Value at end
   of period                          $1.358           $1.281               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     18,148            7,874               --
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.276           $1.099           $0.905
  Accumulation Unit Value at end
   of period                          $1.351           $1.276           $1.099
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,368            1,011              733

26                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2008             2007             2006
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.428           $1.562           $1.345
  Accumulation Unit Value at end
   of period                          $0.821           $1.428           $1.562
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        834            1,102            1,723

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2005             2004             2003
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.272           $1.130               --
  Accumulation Unit Value at end
   of period                          $1.345           $1.272               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,518              486               --



(a)  Inception date May 1, 2008.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT ONE AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account One (the "Account"), as of December 31, 2008, and the related statements of operations and changes in net assets for the respective stated periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2008, by correspondence with the mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements presented fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting Hartford Life and Annuity Insurance Company Separate Account One as of December 31, 2008, the results of their operations and the changes in their net assets for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 18, 2009

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                     EVERGREEN VA
                                 DIVERSIFIED CAPITAL         EVERGREEN VA
                                     BUILDER FUND            GROWTH FUND
                                   SUB-ACCOUNT (A)           SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                            110,058                 114,531
                                     ============            ============
  Cost:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                         $1,504,810              $1,376,466
                                     ============            ============
  Market Value:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                           $928,889                $944,883
 Due from Hartford Life &
  Annuity Insurance Company                    --                      --
 Receivable from fund shares
  sold                                         54                      43
 Other assets                                  --                      13
                                     ------------            ------------
 Total Assets                             928,943                 944,939
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company                    54                      43
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                             --                      --
                                     ------------            ------------
 Total Liabilities                             54                      43
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                            $928,889                $944,896
                                     ============            ============

(a)  Formerly Evergreen VA Balanced Fund. Change effective May 30, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    EVERGREEN VA                                    EVERGREEN VA            EVERGREEN VA
                                   INTERNATIONAL            EVERGREEN VA              SPECIAL               FUNDAMENTAL
                                    EQUITY FUND              OMEGA FUND             VALUES FUND            LARGE CAP FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                      --                      --                      --
   Class IB                                   --                      --                      --                      --
   Other class                           487,516                  80,403                 334,116                 114,142
                                    ============            ============            ============            ============
  Cost:
   Class IA                                   --                      --                      --                      --
   Class IB                                   --                      --                      --                      --
   Other class                        $5,578,882              $1,204,137              $4,665,474              $1,782,853
                                    ============            ============            ============            ============
  Market Value:
   Class IA                                   --                      --                      --                      --
   Class IB                                   --                      --                      --                      --
   Other class                        $4,685,030              $1,160,213              $3,067,185              $1,451,883
 Due from Hartford Life &
  Annuity Insurance Company                   --                      --                      --                      --
 Receivable from fund shares
  sold                                       246                   1,598                     146                      78
 Other assets                                  1                      --                       2                      38
                                    ------------            ------------            ------------            ------------
 Total Assets                          4,685,277               1,161,811               3,067,333               1,451,999
                                    ------------            ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company                  246                   1,598                     146                      78
 Payable for fund shares
  purchased                                   --                      --                      --                      --
 Other liabilities                            --                      --                      --                      --
                                    ------------            ------------            ------------            ------------
 Total Liabilities                           246                   1,598                     146                      78
                                    ------------            ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $4,685,031              $1,160,213              $3,067,187              $1,451,921
                                    ============            ============            ============            ============

                                                        HARTFORD             HARTFORD
                                   HARTFORD             LARGECAP              TOTAL
                                   ADVISERS              GROWTH            RETURN BOND
                                   HLS FUND             HLS FUND             HLS FUND
                                 SUB-ACCOUNT        SUB-ACCOUNT (B)        SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                         115,876,550             99,888             76,648,886
   Class IB                          27,137,785             65,013             44,806,883
   Other class                               --                 --                     --
                               ================       ============       ================
  Cost:
   Class IA                      $2,195,394,063         $1,383,377           $842,772,847
   Class IB                         612,949,561            815,349            519,323,977
   Other class                               --                 --                     --
                               ================       ============       ================
  Market Value:
   Class IA                      $1,586,324,372           $987,190           $731,472,662
   Class IB                         375,834,037            641,510            425,714,360
   Other class                               --                 --                     --
 Due from Hartford Life &
  Annuity Insurance Company                  --                 --                     --
 Receivable from fund shares
  sold                                1,238,292                 62                426,628
 Other assets                               256                 --                     --
                               ----------------       ------------       ----------------
 Total Assets                     1,963,396,957          1,628,762          1,157,613,650
                               ----------------       ------------       ----------------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company           1,238,292                 63                426,628
 Payable for fund shares
  purchased                                  --                 --                     --
 Other liabilities                           --                  3                    125
                               ----------------       ------------       ----------------
 Total Liabilities                    1,238,292                 66                426,753
                               ----------------       ------------       ----------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $1,962,158,665         $1,628,696         $1,157,186,897
                               ================       ============       ================

(b) From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                    HARTFORD          HARTFORD
                                    CAPITAL           DIVIDEND
                                  APPRECIATION       AND GROWTH
                                    HLS FUND          HLS FUND
                                  SUB-ACCOUNT       SUB-ACCOUNT
------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                           83,503,758       106,147,701
   Class IB                           25,743,512        35,658,414
   Other class                                --                --
                                ================  ================
  Cost:
   Class IA                       $3,247,474,864    $1,766,686,312
   Class IB                        1,097,781,359       650,014,324
   Other class                                --                --
                                ================  ================
  Market Value:
   Class IA                       $2,115,985,220    $1,525,107,453
   Class IB                          647,271,483       511,291,878
   Other class                                --                --
 Due from Hartford Life &
  Annuity Insurance Company                   --                --
 Receivable from fund shares
  sold                                   819,261         2,580,723
 Other assets                                 --                --
                                ----------------  ----------------
 Total Assets                      2,764,075,964     2,038,980,054
                                ----------------  ----------------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company              819,261         2,580,723
 Payable for fund shares
  purchased                                   --                --
 Other liabilities                            21               168
                                ----------------  ----------------
 Total Liabilities                       819,282         2,580,891
                                ----------------  ----------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $2,763,256,682    $2,036,399,163
                                ================  ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD        HARTFORD
                                FUNDAMENTAL       GLOBAL               HARTFORD              HARTFORD
                                  GROWTH         ADVISERS            GLOBAL EQUITY         GLOBAL HEALTH
                                 HLS FUND        HLS FUND              HLS FUND              HLS FUND
                                SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT (B)(C)(D)(E)     SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                        3,045,419      12,778,737             3,233,384             5,397,851
   Class IB                        2,427,595       3,387,641             2,693,534             3,443,732
   Other class                            --              --                    --                    --
                               =============  ==============         =============         =============
  Cost:
   Class IA                      $29,682,110    $144,872,213           $30,516,539           $69,050,313
   Class IB                       22,707,824      36,501,195            25,359,036            46,271,140
   Other class                            --              --                    --                    --
                               =============  ==============         =============         =============
  Market Value:
   Class IA                      $18,028,738    $108,667,055           $19,904,684           $57,521,271
   Class IB                       14,283,807      28,726,815            16,560,419            36,009,525
   Other class                            --              --                    --                    --
 Due from Hartford Life &
  Annuity Insurance Company               --              --                    --                    --
 Receivable from fund shares
  sold                                18,809          91,148               200,957                71,238
 Other assets                              3              14                    --                    --
                               -------------  --------------         -------------         -------------
 Total Assets                     32,331,357     137,485,032            36,666,060            93,602,034
                               -------------  --------------         -------------         -------------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company           18,809          91,148               200,957                71,238
 Payable for fund shares
  purchased                               --              --                    --                    --
 Other liabilities                        --              --                     1                    14
                               -------------  --------------         -------------         -------------
 Total Liabilities                    18,809          91,148               200,958                71,252
                               -------------  --------------         -------------         -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $32,312,548    $137,393,884           $36,465,102           $93,530,782
                               =============  ==============         =============         =============

                                                  HARTFORD
                                  HARTFORD      DISCIPLINED       HARTFORD
                               GLOBAL GROWTH       EQUITY          GROWTH
                                  HLS FUND        HLS FUND        HLS FUND
                                SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
-----------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                        15,780,250      22,978,443      11,881,400
   Class IB                         8,030,556      15,839,042       8,382,757
   Other class                             --              --              --
                               ==============  ==============  ==============
  Cost:
   Class IA                      $258,383,485    $275,181,479    $127,255,539
   Class IB                       128,042,964     178,255,469      88,013,672
   Other class                             --              --              --
                               ==============  ==============  ==============
  Market Value:
   Class IA                      $160,545,329    $194,295,307     $89,503,122
   Class IB                        81,284,689     133,284,808      62,194,096
   Other class                             --              --              --
 Due from Hartford Life &
  Annuity Insurance Company            77,497              --       1,818,611
 Receivable from fund shares
  sold                                     --         161,111              --
 Other assets                              35              --              14
                               --------------  --------------  --------------
 Total Assets                     241,907,550     327,741,226     153,515,843
                               --------------  --------------  --------------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company                --         161,111              --
 Payable for fund shares
  purchased                            77,497              --       1,818,611
 Other liabilities                         --              13              --
                               --------------  --------------  --------------
 Total Liabilities                     77,497         161,124       1,818,611
                               --------------  --------------  --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $241,830,053    $327,580,102    $151,697,232
                               ==============  ==============  ==============

(b) From inception May 1, 2008 to December 31, 2008.

(c) Effective August 22, 2008, Hartford Global Communications HLS Fund merged with Hartford Global Equity HLS Fund.

(d) Effective August 22, 2008, Hartford Global Financial Services HLS Fund merged with Hartford Global Equity HLS Fund.

(e) Effective August 22, 2008, Hartford Global Technology HLS Fund merged with Hartford Global Equity HLS Fund.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                   HARTFORD
                                    GROWTH         HARTFORD
                                OPPORTUNITIES     HIGH YIELD
                                   HLS FUND        HLS FUND
                                 SUB-ACCOUNT     SUB-ACCOUNT
--------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                          6,621,075      19,945,409
   Class IB                          4,692,754      15,730,098
   Other class                              --              --
                                ==============  ==============
  Cost:
   Class IA                       $172,760,147    $179,063,379
   Class IB                        114,865,566     135,853,238
   Other class                              --              --
                                ==============  ==============
  Market Value:
   Class IA                       $112,915,700    $114,311,867
   Class IB                         79,267,225      89,361,352
   Other class                              --              --
 Due from Hartford Life &
  Annuity Insurance Company                 --              --
 Receivable from fund shares
  sold                                 129,918         425,671
 Other assets                               --               7
                                --------------  --------------
 Total Assets                      192,312,843     204,098,897
                                --------------  --------------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company            129,918         425,672
 Payable for fund shares
  purchased                                 --              --
 Other liabilities                           5              --
                                --------------  --------------
 Total Liabilities                     129,923         425,672
                                --------------  --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $192,182,920    $203,673,225
                                ==============  ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                 HARTFORD            HARTFORD             HARTFORD
                                  HARTFORD     INTERNATIONAL       INTERNATIONAL       INTERNATIONAL
                                   INDEX          GROWTH           SMALL COMPANY       OPPORTUNITIES
                                  HLS FUND       HLS FUND            HLS FUND             HLS FUND
                                SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                        10,518,574     20,171,736           5,816,421           41,715,421
   Class IB                         2,973,477     14,160,673           3,858,339           16,156,470
   Other class                             --             --                  --                   --
                               ==============  =============       =============       ==============
  Cost:
   Class IA                      $225,761,695   $226,049,166         $77,401,038         $496,003,982
   Class IB                        89,044,551    149,506,155          48,826,934          171,879,431
   Other class                             --             --                  --                   --
                               ==============  =============       =============       ==============
  Market Value:
   Class IA                      $197,264,511   $118,100,286         $48,270,571         $350,470,686
   Class IB                        55,568,106     82,487,365          31,777,880          137,422,035
   Other class                             --             --                  --                   --
 Due from Hartford Life &
  Annuity Insurance Company                --             --                  --                   --
 Receivable from fund shares
  sold                                179,348         74,692              79,169              125,605
 Other assets                              14             22                  23                4,318
                               --------------  -------------       -------------       --------------
 Total Assets                     253,011,979    200,662,365          80,127,643          488,022,644
                               --------------  -------------       -------------       --------------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company           179,348         74,692              79,169              128,508
 Payable for fund shares
  purchased                                --             --                  --                   --
 Other liabilities                         --             --                  --                1,509
                               --------------  -------------       -------------       --------------
 Total Liabilities                    179,348         74,692              79,169              130,017
                               --------------  -------------       -------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $252,832,631   $200,587,673         $80,048,474         $487,892,627
                               ==============  =============       =============       ==============

                                      HARTFORD
                                       MIDCAP              HARTFORD        HARTFORD
                                       GROWTH               MIDCAP       MIDCAP VALUE
                                      HLS FUND             HLS FUND        HLS FUND
                                   SUB-ACCOUNT (B)       SUB-ACCOUNT     SUB-ACCOUNT
-----------------------------  -------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                             1,278,654           19,768,204      28,415,322
   Class IB                             1,393,838            1,842,702      17,295,639
   Other class                                 --                   --              --
                                    =============       ==============  ==============
  Cost:
   Class IA                            $9,802,302         $316,440,403    $287,977,218
   Class IB                            10,509,850           44,455,411     173,670,179
   Other class                                 --                   --              --
                                    =============       ==============  ==============
  Market Value:
   Class IA                            $6,830,016         $320,428,820    $165,281,729
   Class IB                             7,438,166           29,587,427     100,295,853
   Other class                                 --                   --              --
 Due from Hartford Life &
  Annuity Insurance Company               214,519                   --              --
 Receivable from fund shares
  sold                                         --              175,783         177,264
 Other assets                                  --                   13              75
                                    -------------       --------------  --------------
 Total Assets                          14,482,701          350,192,043     265,754,921
                                    -------------       --------------  --------------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company                    --              175,783         177,264
 Payable for fund shares
  purchased                               214,519                   --              --
 Other liabilities                              8                   --              --
                                    -------------       --------------  --------------
 Total Liabilities                        214,527              175,783         177,264
                                    -------------       --------------  --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $14,268,174         $350,016,260    $265,577,657
                                    =============       ==============  ==============

(b) From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                   HARTFORD            HARTFORD
                                 MONEY MARKET       SMALLCAP VALUE
                                   HLS FUND            HLS FUND
                                 SUB-ACCOUNT       SUB-ACCOUNT (B)
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                        576,439,774            502,668
   Class IB                        386,311,030            292,267
   Other class                              --                 --
                                ==============       ============
  Cost:
   Class IA                       $576,439,774         $4,505,597
   Class IB                        386,311,030          2,429,428
   Other class                              --                 --
                                ==============       ============
  Market Value:
   Class IA                       $576,439,843         $3,702,447
   Class IB                        386,311,030          2,141,992
   Other class                              --                 --
 Due from Hartford Life &
  Annuity Insurance Company                 --            261,333
 Receivable from fund shares
  sold                               1,925,367                 --
 Other assets                              122                 11
                                --------------       ------------
 Total Assets                      964,676,362          6,105,783
                                --------------       ------------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company          1,925,367                 --
 Payable for fund shares
  purchased                                 --            261,333
 Other liabilities                          --                 --
                                --------------       ------------
 Total Liabilities                   1,925,367            261,333
                                --------------       ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $962,750,995         $5,844,450
                                ==============       ============

(b) From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                             HARTFORD
                                       HARTFORD                  HARTFORD              HARTFORD          U.S. GOVERNMENT
                                    SMALL COMPANY            SMALLCAP GROWTH            STOCK               SECURITIES
                                       HLS FUND                  HLS FUND              HLS FUND              HLS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (F)
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                             15,436,403                 6,933,856             31,362,584           31,640,906
   Class IB                              5,464,809                 5,925,841              7,821,407           24,991,299
   Other class                                  --                        --                     --                   --
                                    ==============            ==============       ================       ==============
  Cost:
   Class IA                           $194,970,649              $117,393,901         $1,139,794,013         $345,804,711
   Class IB                             79,076,553                96,464,821            364,537,936          276,235,084
   Other class                                  --                        --                     --                   --
                                    ==============            ==============       ================       ==============
  Market Value:
   Class IA                           $169,909,117               $80,207,574           $811,159,742         $322,469,850
   Class IB                             58,778,902                68,347,981            202,122,099          253,991,117
   Other class                                  --                        --                     --                   --
 Due from Hartford Life &
  Annuity Insurance Company                     --                        --                     --                   --
 Receivable from fund shares
  sold                                     158,249                    99,612                432,395              697,555
 Other assets                                   25                        12                     74                   --
                                    --------------            --------------       ----------------       --------------
 Total Assets                          228,846,293               148,655,179          1,013,714,310          577,158,522
                                    --------------            --------------       ----------------       --------------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company                158,249                    99,612                432,395              697,555
 Payable for fund shares
  purchased                                     --                        --                     --                   --
 Other liabilities                              --                        --                     --                  118
                                    --------------            --------------       ----------------       --------------
 Total Liabilities                         158,249                    99,612                432,395              697,673
                                    --------------            --------------       ----------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $228,688,044              $148,555,567         $1,013,281,915         $576,460,849
                                    ==============            ==============       ================       ==============

                                                 HARTFORD        HARTFORD
                                  HARTFORD         VALUE          EQUITY
                                   VALUE       OPPORTUNITIES      INCOME
                                  HLS FUND       HLS FUND        HLS FUND
                                SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
-----------------------------  ---------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                         9,205,634      6,305,103      16,316,829
   Class IB                         6,277,725      3,823,936       3,297,744
   Other class                             --             --              --
                               ==============  =============  ==============
  Cost:
   Class IA                       $87,593,407    $98,315,784    $186,880,292
   Class IB                        57,992,035     55,606,761      36,760,593
   Other class                             --             --              --
                               ==============  =============  ==============
  Market Value:
   Class IA                       $71,565,643    $55,321,966    $150,041,793
   Class IB                        48,762,234     33,440,868      30,349,918
   Other class                             --             --              --
 Due from Hartford Life &
  Annuity Insurance Company                --             --          17,972
 Receivable from fund shares
  sold                                 65,316         14,022              --
 Other assets                              27             20              --
                               --------------  -------------  --------------
 Total Assets                     120,393,220     88,776,876     180,409,683
                               --------------  -------------  --------------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company            65,316         14,022              --
 Payable for fund shares
  purchased                                --             --          17,972
 Other liabilities                         --             --               4
                               --------------  -------------  --------------
 Total Liabilities                     65,316         14,022          17,976
                               --------------  -------------  --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $120,327,904    $88,762,854    $180,391,707
                               ==============  =============  ==============

(f) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                      BLACKROCK               BLACKROCK
                                        GLOBAL                LARGE CAP
                                   GROWTH V.I. FUND        GROWTH V.I. FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                            108,510                 212,482
                                     ============            ============
  Cost:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                         $1,343,757              $1,853,970
                                     ============            ============
  Market Value:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                         $1,051,462              $1,591,490
 Due from Hartford Life &
  Annuity Insurance Company                    --                      --
 Receivable from fund shares
  sold                                         46                      73
 Other assets                                  --                      --
                                     ------------            ------------
 Total Assets                           1,051,508               1,591,563
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company                    46                      73
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                             --                      --
                                     ------------            ------------
 Total Liabilities                             46                      73
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $1,051,462              $1,591,490
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                      PRUDENTIAL
                                  JENNISON 20/20                                PRUDENTIAL              SERIES
                                      FOCUS                JENNISON               VALUE             INTERNATIONAL
                                    PORTFOLIO             PORTFOLIO             PORTFOLIO               GROWTH
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                    --                    --                    --
   Class IB                                 --                    --                    --                    --
   Other class                          10,676                10,346                12,386                24,913
                                    ==========            ==========            ==========            ==========
  Cost:
   Class IA                                 --                    --                    --                    --
   Class IB                                 --                    --                    --                    --
   Other class                        $117,293              $192,578              $210,539              $132,312
                                    ==========            ==========            ==========            ==========
  Market Value:
   Class IA                                 --                    --                    --                    --
   Class IB                                 --                    --                    --                    --
   Other class                         $96,722              $149,601              $135,007               $83,958
 Due from Hartford Life &
  Annuity Insurance Company                 --                    --                    --                    --
 Receivable from fund shares
  sold                                       5                     7                     6                     4
 Other assets                               --                    --                    --                    --
                                    ----------            ----------            ----------            ----------
 Total Assets                           96,727               149,608               135,013                83,962
                                    ----------            ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company                  5                     7                     6                     4
 Payable for fund shares
  purchased                                 --                    --                    --                    --
 Other liabilities                          --                    --                    --                    --
                                    ----------            ----------            ----------            ----------
 Total Liabilities                           5                     7                     6                     4
                                    ----------            ----------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $96,722              $149,601              $135,007               $83,958
                                    ==========            ==========            ==========            ==========

                                     WELLS FARGO              WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT             ADVANTAGE VT             ADVANTAGE VT
                                        ASSET                TOTAL RETURN                EQUITY
                                   ALLOCATION FUND             BOND FUND              INCOME FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                       --                      --
   Class IB                                    --                       --                      --
   Other class                          1,450,445                1,368,445                 622,944
                                    =============            =============            ============
  Cost:
   Class IA                                    --                       --                      --
   Class IB                                    --                       --                      --
   Other class                        $16,701,656              $14,193,608              $8,803,273
                                    =============            =============            ============
  Market Value:
   Class IA                                    --                       --                      --
   Class IB                                    --                       --                      --
   Other class                        $13,503,640              $13,273,912              $6,154,690
 Due from Hartford Life &
  Annuity Insurance Company                    --                   20,105                      --
 Receivable from fund shares
  sold                                        737                       --                   1,777
 Other assets                                   4                       69                      --
                                    -------------            -------------            ------------
 Total Assets                          13,504,381               13,294,086               6,156,467
                                    -------------            -------------            ------------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company                   737                       --                   1,777
 Payable for fund shares
  purchased                                    --                   20,105                      --
 Other liabilities                             --                       --                       1
                                    -------------            -------------            ------------
 Total Liabilities                            737                   20,105                   1,778
                                    -------------            -------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $13,503,644              $13,273,981              $6,154,689
                                    =============            =============            ============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                     WELLS FARGO            WELLS FARGO
                                     ADVANTAGE VT           ADVANTAGE VT
                                    C&B LARGE CAP          LARGE COMPANY
                                      VALUE FUND             CORE FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                    --
   Class IB                                    --                    --
   Other class                            249,030                47,107
                                     ============            ==========
  Cost:
   Class IA                                    --                    --
   Class IB                                    --                    --
   Other class                         $1,927,070              $575,791
                                     ============            ==========
  Market Value:
   Class IA                                    --                    --
   Class IB                                    --                    --
   Other class                         $1,750,681              $449,878
 Due from Hartford Life &
  Annuity Insurance Company                    --                    --
 Receivable from fund shares
  sold                                         80                    64
 Other assets                                  --                    --
                                     ------------            ----------
 Total Assets                           1,750,761               449,942
                                     ------------            ----------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company                    80                    64
 Payable for fund shares
  purchased                                    --                    --
 Other liabilities                              1                    --
                                     ------------            ----------
 Total Liabilities                             81                    64
                                     ------------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $1,750,680              $449,878
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO             WELLS FARGO             WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT            ADVANTAGE VT            ADVANTAGE VT
                                   INTERNATIONAL           LARGE COMPANY               MONEY                 SMALL CAP
                                     CORE FUND              GROWTH FUND             MARKET FUND             GROWTH FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                      --                      --                      --
   Class IB                                   --                      --                      --                      --
   Other class                         1,051,150               1,227,299               7,236,599                 438,189
                                    ============            ============            ============            ============
  Cost:
   Class IA                                   --                      --                      --                      --
   Class IB                                   --                      --                      --                      --
   Other class                        $7,814,473              $9,901,306              $7,236,599              $2,994,349
                                    ============            ============            ============            ============
  Market Value:
   Class IA                                   --                      --                      --                      --
   Class IB                                   --                      --                      --                      --
   Other class                        $4,845,801              $7,707,439              $7,236,599              $1,822,868
 Due from Hartford Life &
  Annuity Insurance Company                   --                      --                      --                      --
 Receivable from fund shares
  sold                                     1,295                   2,212                     352                     578
 Other assets                                  8                       3                      --                       1
                                    ------------            ------------            ------------            ------------
 Total Assets                          4,847,104               7,709,654               7,236,951               1,823,447
                                    ------------            ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company                1,295                   2,212                     352                     578
 Payable for fund shares
  purchased                                   --                      --                      --                      --
 Other liabilities                            --                      --                       2                      --
                                    ------------            ------------            ------------            ------------
 Total Liabilities                         1,295                   2,212                     354                     578
                                    ------------            ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $4,845,809              $7,707,442              $7,236,597              $1,822,869
                                    ============            ============            ============            ============

                                                         WELLS FARGO
                                   WELLS FARGO           ADVANTAGE VT          WELLS FARGO
                                   ADVANTAGE VT         SMALL/MID CAP          ADVANTAGE VT
                                  DISCOVERY FUND          VALUE FUND         OPPORTUNITY FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                    --                    --
   Class IB                                 --                    --                    --
   Other class                          34,914                73,799                20,689
                                    ==========            ==========            ==========
  Cost:
   Class IA                                 --                    --                    --
   Class IB                                 --                    --                    --
   Other class                        $572,619              $879,148              $445,731
                                    ==========            ==========            ==========
  Market Value:
   Class IA                                 --                    --                    --
   Class IB                                 --                    --                    --
   Other class                        $390,689              $365,305              $210,199
 Due from Hartford Life &
  Annuity Insurance Company                 --                    --                    --
 Receivable from fund shares
  sold                                      17                 1,990                     9
 Other assets                               --                    --                    --
                                    ----------            ----------            ----------
 Total Assets                          390,706               367,295               210,208
                                    ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company                 17                 1,990                     9
 Payable for fund shares
  purchased                                 --                    --                    --
 Other liabilities                          --                    --                    --
                                    ----------            ----------            ----------
 Total Liabilities                          17                 1,990                     9
                                    ----------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $390,689              $365,305              $210,199
                                    ==========            ==========            ==========

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                            UNITS             MINIMUM                MAXIMUM
                                                          OWNED BY             UNIT                    UNIT          CONTRACT
                                                        PARTICIPANTS       FAIR VALUE #            FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION PERIOD
 (BY SUB-ACCOUNT):
Evergreen VA Diversified Capital Builder Fund -- Class
 I                                                          1,640,887         $0.549126        to     $0.596473          $928,889
Evergreen VA Growth Fund -- Class I                         1,385,417          0.620765        to      0.917532           943,958
Evergreen VA International Equity Fund -- Class I           5,712,681          0.760955        to      1.317960         4,685,031
Evergreen VA Omega Fund -- Class I                          2,213,437          0.492323        to      0.668769         1,160,213
Evergreen VA Special Values Fund -- Class I                 2,784,856          0.964433        to      1.329223         3,067,187
Evergreen VA Fundamental Large Cap Fund -- Class I          1,557,647          0.874909        to      0.969621         1,451,921
Hartford Advisers HLS Fund -- Class IA                    619,216,440          0.805751        to      3.725355     1,576,967,420
Hartford Advisers HLS Fund -- Class IB                    486,792,701          0.729729        to      0.905287       375,213,083
Hartford LargeCap Growth HLS Fund -- Class IA                 155,794          6.299008        to      6.360057           987,187
Hartford LargeCap Growth HLS Fund -- Class IB                  99,371          6.428936        to      6.470264           641,509
Hartford Total Return Bond HLS Fund -- Class IA           332,800,004          1.285266        to     12.515210       728,724,085
Hartford Total Return Bond HLS Fund -- Class IB           325,583,844          1.121542        to      1.371676       425,366,725
Hartford Capital Appreciation HLS Fund -- Class IA        457,805,798          1.010492        to      8.255121     2,108,777,752
Hartford Capital Appreciation HLS Fund -- Class IB        680,873,402          0.859488        to      1.449484       646,620,058
Hartford Dividend and Growth HLS Fund -- Class IA         747,509,744          1.045601        to      2.788864     1,520,263,582
Hartford Dividend and Growth HLS Fund -- Class IB         464,228,898          0.902261        to      1.140858       510,957,282
Hartford Fundamental Growth HLS Fund -- Class IA           23,581,003          0.714314        to      0.795823        17,969,868
Hartford Fundamental Growth HLS Fund -- Class IB           19,608,656          0.702234        to      0.745412        14,283,807
Hartford Global Advisers HLS Fund -- Class IA              75,172,335          0.950605        to      7.486595       107,921,182
Hartford Global Advisers HLS Fund -- Class IB              34,241,763          0.770641        to      1.450477        28,652,936
Hartford Global Equity HLS Fund -- Class IA                 3,221,444          6.111707        to      6.191713        19,855,082
Hartford Global Equity HLS Fund -- Class IB                 2,697,878          6.101486        to      6.147729        16,542,183
Hartford Global Health HLS Fund -- Class IA                34,811,767          1.531774        to      1.726221        57,431,870
Hartford Global Health HLS Fund -- Class IB                22,906,637          1.507613        to      1.603530        35,972,953
Hartford Global Growth HLS Fund -- Class IA               141,016,933          0.810022        to      6.624934       160,026,299
Hartford Global Growth HLS Fund -- Class IB               135,677,461          0.511208        to      1.137918        81,257,458
Hartford Disciplined Equity HLS Fund -- Class IA          219,783,006          0.764335        to      7.766213       193,775,724
Hartford Disciplined Equity HLS Fund -- Class IB          192,234,017          0.625418        to      0.877925       133,254,282
Hartford Growth HLS Fund -- Class IA                      101,623,975          0.827863        to      0.912708        89,243,494
Hartford Growth HLS Fund -- Class IB                       73,948,953          0.814928        to      0.862044        62,184,719
Hartford Growth Opportunities HLS Fund -- Class IA        103,013,508          1.028077        to     10.893724       112,615,504
Hartford Growth Opportunities HLS Fund -- Class IB         75,678,853          1.014723        to      1.073360        79,247,777
Hartford High Yield HLS Fund -- Class IA                  108,545,221          0.979206        to      8.756855       113,871,794
Hartford High Yield HLS Fund -- Class IB                   93,631,014          0.915802        to      0.990614        89,330,554
Hartford Index HLS Fund -- Class IA                        75,099,708          0.709350        to      3.481821       196,188,943
Hartford Index HLS Fund -- Class IB                        83,181,065          0.595405        to      3.235025        55,522,158
Hartford International Growth HLS Fund -- Class IA        138,060,513          0.806402        to      5.025296       117,823,449
Hartford International Growth HLS Fund -- Class IB        101,370,844          0.786532        to      0.834903        82,435,104
Hartford International Small Company HLS Fund -- Class
 IA                                                        34,578,413          1.309936        to      5.703958        48,113,259
Hartford International Small Company HLS Fund -- Class
 IB                                                        23,956,154          1.281243        to      1.359979        31,743,084
Hartford International Opportunities HLS Fund -- Class
 IA                                                       228,315,077          0.963391        to      6.892997       349,381,162
Hartford International Opportunities HLS Fund -- Class
 IB                                                       165,413,044          0.721833        to      1.062596       137,410,484

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            UNITS             MINIMUM                MAXIMUM
                                                          OWNED BY             UNIT                    UNIT          CONTRACT
                                                        PARTICIPANTS       FAIR VALUE #            FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Growth HLS Fund -- Class IA                 1,188,928         $5.708179        to     $5.773248        $6,830,013
Hartford MidCap Growth HLS Fund -- Class IB                 1,260,160          5.882328        to      5.920186         7,438,161
Hartford MidCap HLS Fund -- Class IA                      108,990,747          1.870603        to      2.971117       319,267,077
Hartford MidCap HLS Fund -- Class IB                       25,927,814          1.083371        to      1.149305        29,583,215
Hartford MidCap Value HLS Fund -- Class IA                159,198,501          0.966157        to      1.079084       164,857,965
Hartford MidCap Value HLS Fund -- Class IB                101,524,972          0.952200        to      1.010742       100,257,401
Hartford Money Market HLS Fund -- Class IA                327,099,360          1.044928        to      2.084945       575,454,818
Hartford Money Market HLS Fund -- Class IB                349,197,071          1.004130        to      1.203662       386,300,713
Hartford SmallCap Value HLS Fund -- Class IA                  485,638          7.589284        to      7.662823         3,702,440
Hartford SmallCap Value HLS Fund -- Class IB                  282,462          7.551728        to      7.605752         2,142,010
Hartford Small Company HLS Fund -- Class IA               105,397,005          1.031127        to      1.703696       169,327,556
Hartford Small Company HLS Fund -- Class IB                91,444,575          0.579821        to      1.168364        58,757,697
Hartford SmallCap Growth HLS Fund -- Class IA              94,536,342          0.796781        to      8.313641        79,983,786
Hartford SmallCap Growth HLS Fund -- Class IB              83,868,963          0.789879        to      0.835533        68,329,084
Hartford Stock HLS Fund -- Class IA                       361,265,234          0.620564        to      3.951794       806,569,339
Hartford Stock HLS Fund -- Class IB                       349,207,270          0.531004        to      0.714561       202,070,909
Hartford U.S. Government Securities HLS Fund -- Class
 IA                                                       285,793,863          1.059325        to      1.170754       321,621,450
Hartford U.S. Government Securities HLS Fund -- Class
 IB                                                       234,950,834          1.045676        to      1.106086       253,834,339
Hartford Value HLS Fund -- Class IA                        75,365,785          0.888092        to      0.989391        71,418,148
Hartford Value HLS Fund -- Class IB                        53,945,492          0.873075        to      0.926739        48,750,211
Hartford Value Opportunities HLS Fund -- Class IA          62,114,935          0.828172        to      9.699977        54,946,304
Hartford Value Opportunities HLS Fund -- Class IB          39,534,669          0.817271        to      0.864494        33,371,535
Hartford Equity Income HLS Fund -- Class IA               140,449,470          1.006716        to      1.090316       149,535,814
Hartford Equity Income HLS Fund -- Class IB                29,565,419          0.996274        to      1.043394        30,324,699
BlackRock Global Growth V.I. Fund -- Class I                1,229,138          0.801017        to      7.901026         1,051,462
BlackRock Large Cap Growth V.I. Fund -- Class I             2,376,047          0.602955        to      5.947373         1,591,490
Jennison 20/20 Focus Portfolio -- Class II                    107,532          0.875488        to      0.917307            96,722
Jennison Portfolio -- Class II                                293,957          0.430030        to      0.625639           149,601
Prudential Value Portfolio -- Class II                        170,381          0.773874        to      0.800636           135,007
Prudential Series International Growth -- Class II            126,618          0.644154        to      0.684921            83,958
Wells Fargo Advantage VT Asset Allocation Fund             14,050,320          0.921613        to      0.993419        13,426,405
Wells Fargo Advantage VT Total Return Bond Fund            10,867,474          1.186670        to      1.272794        13,273,981
Wells Fargo Advantage VT Equity Income Fund                 6,986,046          0.839786        to      0.905234         6,074,173
Wells Fargo Advantage VT C&B Large Cap Value Fund           2,168,817          0.788972        to      0.838427         1,750,680
Wells Fargo Advantage VT Large Company Core Fund              681,554          0.637728        to      0.684037           447,315
Wells Fargo Advantage VT International Core Fund            5,527,011          0.851174        to      0.912908         4,845,809
Wells Fargo Advantage VT Large Company Growth Fund         11,507,919          0.645968        to      0.692866         7,660,736
Wells Fargo Advantage VT Money Market Fund                  6,968,832          1.012789        to      1.083600         7,236,597
Wells Fargo Advantage VT Small Cap Growth Fund              2,050,485          0.862995        to      0.925656         1,822,869
Wells Fargo Advantage VT Discovery Fund                        46,787          8.269708        to      8.464750           390,689
Wells Fargo Advantage VT Small/Mid Cap Value Fund              49,970          7.247271        to      7.458200           365,305
Wells Fargo Advantage VT Opportunity Fund                      28,328          7.311890        to      7.497803           210,199

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                            UNITS             MINIMUM                MAXIMUM
                                                          OWNED BY             UNIT                    UNIT          CONTRACT
                                                        PARTICIPANTS       FAIR VALUE #            FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
ANNUITY CONTRACTS IN THE ANNUITY PERIOD (BY
 SUB-ACCOUNT):
Evergreen VA Growth Fund -- Class I                             1,023         $0.917532        to     $0.917532              $938
Hartford Advisers HLS Fund -- Class IA                      2,568,887          0.849868        to      3.725355         9,357,107
Hartford Advisers HLS Fund -- Class IB                        784,424          0.769639        to      0.905287           621,055
Hartford Total Return Bond HLS Fund -- Class IA               955,247          1.364310        to      3.063786         2,748,489
Hartford Total Return Bond HLS Fund -- Class IB               256,905          1.335413        to      1.371676           347,598
Hartford Capital Appreciation HLS Fund -- Class IA            951,484          1.375367        to      8.255121         7,207,474
Hartford Capital Appreciation HLS Fund -- Class IB            632,619          0.904940        to      1.449484           651,398
Hartford Dividend and Growth HLS Fund -- Class IA           1,797,245          1.167585        to      2.788864         4,843,670
Hartford Dividend and Growth HLS Fund -- Class IB             296,328          1.116938        to      1.140858           334,629
Hartford Fundamental Growth HLS Fund -- Class IA               76,579          0.768789        to      0.768789            58,873
Hartford Global Advisers HLS Fund -- Class IA                 477,895          1.560759        to      1.560759           745,879
Hartford Global Advisers HLS Fund -- Class IB                  90,253          0.817514        to      0.819839            73,887
Hartford Global Equity HLS Fund -- Class IA                     8,041          6.168374        to      6.168374            49,603
Hartford Global Equity HLS Fund -- Class IB                     2,966          6.145150        to      6.147729            18,234
Hartford Global Health HLS Fund -- Class IA                    53,842          1.660179        to      1.660179            89,388
Hartford Global Health HLS Fund -- Class IB                    22,838          1.598984        to      1.603530            36,571
Hartford Global Growth HLS Fund -- Class IA                   433,707          0.820487        to      1.224723           519,052
Hartford Global Growth HLS Fund -- Class IB                    50,221          0.542326        to      0.543867            27,244
Hartford Disciplined Equity HLS Fund -- Class IA              564,379          0.778582        to      0.945112           519,573
Hartford Disciplined Equity HLS Fund -- Class IB               45,984          0.663482        to      0.665346            30,523
Hartford Growth HLS Fund -- Class IA                          293,145          0.871027        to      0.891619           259,633
Hartford Growth HLS Fund -- Class IB                           10,903          0.859609        to      0.862044             9,386
Hartford Growth Opportunities HLS Fund -- Class IA            272,114          1.102640        to      1.110015           300,164
Hartford Growth Opportunities HLS Fund -- Class IB             18,170          1.070318        to      1.073360            19,475
Hartford High Yield HLS Fund -- Class IA                      413,121          1.027542        to      1.066382           440,063
Hartford High Yield HLS Fund -- Class IB                       31,681          0.971492        to      0.974259            30,814
Hartford Index HLS Fund -- Class IA                           308,913          3.481821        to      3.481821         1,075,579
Hartford Index HLS Fund -- Class IB                            72,692          0.631637        to      0.633443            45,951
Hartford International Growth HLS Fund -- Class IA            321,346          0.861112        to      0.867746           276,865
Hartford International Growth HLS Fund -- Class IB             62,596          0.832537        to      0.834903            52,255
Hartford International Small Company HLS Fund -- Class
 IA                                                           112,113          1.402761        to      1.413568           157,324
Hartford International Small Company HLS Fund -- Class
 IB                                                            25,664          1.356133        to      1.359979            34,807
Hartford International Opportunities HLS Fund -- Class
 IA                                                           626,367          0.989115        to      1.847857         1,089,472
Hartford International Opportunities HLS Fund -- Class
 IB                                                            12,025          0.759996        to      1.062596            11,509
Hartford MidCap HLS Fund -- Class IA                          391,013          2.971117        to      2.971117         1,161,746
Hartford MidCap HLS Fund -- Class IB                            3,674          1.149305        to      1.149305             4,222
Hartford MidCap Value HLS Fund -- Class IA                    406,499          1.022652        to      1.050474           423,820
Hartford MidCap Value HLS Fund -- Class IB                     38,166          1.007887        to      1.010742            38,471
Hartford Money Market HLS Fund -- Class IA                    480,427          1.197239        to      2.084945           985,083
Hartford Money Market HLS Fund -- Class IB                      9,226          1.120624        to      1.203662            10,381
Hartford Small Company HLS Fund -- Class IA                   342,428          1.075882        to      1.703696           581,573
Hartford Small Company HLS Fund -- Class IB                    34,754          0.610521        to      0.610521            21,218

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            UNITS             MINIMUM                MAXIMUM
                                                          OWNED BY             UNIT                    UNIT          CONTRACT
                                                        PARTICIPANTS       FAIR VALUE #            FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund -- Class IA                 261,544         $0.854585        to     $0.860317          $223,781
Hartford SmallCap Growth HLS Fund -- Class IB                  22,681          0.833169        to      0.835533            18,916
Hartford Stock HLS Fund -- Class IA                         1,225,709          0.632909        to      3.951794         4,590,437
Hartford Stock HLS Fund -- Class IB                            86,332          0.559104        to      0.714561            51,230
Hartford U.S. Government Securities HLS Fund -- Class
 IA                                                           746,262          1.136141        to      1.143746           848,280
Hartford U.S. Government Securities HLS Fund -- Class
 IB                                                           142,057          1.102947        to      1.106086           156,780
Hartford Value HLS Fund -- Class IA                           154,338          0.955817        to      0.955817           147,519
Hartford Value HLS Fund -- Class IB                            13,014          0.924115        to      0.924115            12,026
Hartford Value Opportunities HLS Fund -- Class IA             422,796          0.873535        to      0.894182           375,683
Hartford Value Opportunities HLS Fund -- Class IB              80,405          0.862041        to      0.864494            69,332
Hartford Equity Income HLS Fund -- Class IA                   474,886          1.065292        to      1.070808           505,980
Hartford Equity Income HLS Fund -- Class IB                    24,228          1.040722        to      1.040722            25,214
Wells Fargo Advantage VT Asset Allocation Fund                 78,382          0.973768        to      0.987814            77,239
Wells Fargo Advantage VT Equity Income Fund                    89,767          0.887307        to      0.900108            80,516
Wells Fargo Advantage VT Large Company Core Fund                3,809          0.672881        to      0.672881             2,563
Wells Fargo Advantage VT Large Company Growth Fund             67,792          0.688951        to      0.688951            46,706

#  Rounded unit values

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                    EVERGREEN VA
                                 DIVERSIFIED CAPITAL       EVERGREEN VA
                                    BUILDER FUND            GROWTH FUND
                                   SUB-ACCOUNT (A)          SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --                   $414
                                     -----------            -----------
EXPENSES:
 Mortality and expense risk
  charges                                (28,915)               (25,524)
                                     -----------            -----------
  Net investment income (loss)           (28,915)               (25,110)
                                     -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   20,895                (31,753)
 Net realized gain on
  distributions                               --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (865,905)              (728,121)
                                     -----------            -----------
  Net gain (loss) on
   investments                          (845,010)              (759,874)
                                     -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(873,925)             $(784,984)
                                     ===========            ===========

(a)  Formerly Evergreen VA Balanced Fund. Change effective May 30, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 EVERGREEN VA                                    EVERGREEN VA            EVERGREEN VA
                                 INTERNATIONAL           EVERGREEN VA               SPECIAL               FUNDAMENTAL
                                  EQUITY FUND             OMEGA FUND              VALUES FUND           LARGE CAP FUND
                                  SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                   $ --                  $50,686                $29,317
                                 -------------            -----------            -------------            -----------
EXPENSES:
 Mortality and expense
  risk charges                        (130,004)               (27,276)                 (86,683)               (35,335)
                                 -------------            -----------            -------------            -----------
  Net investment income
   (loss)                             (130,004)               (27,276)                 (35,997)                (6,018)
                                 -------------            -----------            -------------            -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions             (44,963)               104,295                 (328,484)               (55,707)
 Net realized gain on
  distributions                        215,913                     --                       --                     --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              (3,872,209)              (573,930)              (1,303,480)              (758,320)
                                 -------------            -----------            -------------            -----------
  Net gain (loss) on
   investments                      (3,701,259)              (469,635)              (1,631,964)              (814,027)
                                 -------------            -----------            -------------            -----------
  Net increase (decrease)
   in net assets resulting
   from operations                 $(3,831,263)             $(496,911)             $(1,667,961)             $(820,045)
                                 =============            ===========            =============            ===========

                                                          HARTFORD            HARTFORD
                                HARTFORD                  LARGECAP              TOTAL
                                ADVISERS                   GROWTH            RETURN BOND
                                HLS FUND                  HLS FUND            HLS FUND
                               SUB-ACCOUNT             SUB-ACCOUNT (B)       SUB-ACCOUNT
--------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $79,206,347                $17,942           $83,947,366
                            -----------------            -----------       ---------------
EXPENSES:
 Mortality and expense
  risk charges                    (39,377,103)                (8,925)          (21,097,983)
                            -----------------            -----------       ---------------
  Net investment income
   (loss)                          39,829,244                  9,017            62,849,383
                            -----------------            -----------       ---------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions       (110,601,267)               (59,970)          (22,327,004)
 Net realized gain on
  distributions                    17,855,409                 67,674                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                         (1,017,779,687)              (570,026)         (170,797,794)
                            -----------------            -----------       ---------------
  Net gain (loss) on
   investments                 (1,110,525,545)              (562,322)         (193,124,798)
                            -----------------            -----------       ---------------
  Net increase (decrease)
   in net assets resulting
   from operations            $(1,070,696,301)             $(553,305)        $(130,275,415)
                            =================            ===========       ===============

(b) From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                    HARTFORD                HARTFORD
                                     CAPITAL                DIVIDEND
                                  APPRECIATION             AND GROWTH
                                    HLS FUND                HLS FUND
                                   SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $74,521,870             $59,713,794
                                -----------------       -----------------
EXPENSES:
 Mortality and expense risk
  charges                             (65,640,096)            (42,108,774)
                                -----------------       -----------------
  Net investment income (loss)          8,881,774              17,605,020
                                -----------------       -----------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              (159,056,447)            (44,789,603)
 Net realized gain on
  distributions                       468,100,502              63,010,926
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (2,942,303,171)         (1,178,504,309)
                                -----------------       -----------------
  Net gain (loss) on
   investments                     (2,633,259,116)         (1,160,282,986)
                                -----------------       -----------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $(2,624,377,342)        $(1,142,677,966)
                                =================       =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD             HARTFORD
                                FUNDAMENTAL             GLOBAL                    HARTFORD              HARTFORD
                                   GROWTH              ADVISERS                GLOBAL EQUITY         GLOBAL HEALTH
                                  HLS FUND             HLS FUND                   HLS FUND              HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT (B)(C)(D)(E)    SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $72,504           $8,229,522                 $1,402,255              $400,499
                               --------------       --------------             --------------        --------------
EXPENSES:
 Mortality and expense risk
  charges                            (810,244)          (2,790,976)                  (912,765)           (1,930,476)
                               --------------       --------------             --------------        --------------
  Net investment income
   (loss)                            (737,740)           5,438,546                    489,490            (1,529,977)
                               --------------       --------------             --------------        --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            (3,194,355)          (5,775,671)               (13,083,617)           (3,066,731)
 Net realized gain on
  distributions                     5,801,461            3,643,914                  4,297,350             6,326,936
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (28,739,767)         (82,031,472)               (24,796,785)          (41,545,519)
                               --------------       --------------             --------------        --------------
  Net gain (loss) on
   investments                    (26,132,661)         (84,163,229)               (33,583,052)          (38,285,314)
                               --------------       --------------             --------------        --------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(26,870,401)        $(78,724,683)              $(33,093,562)         $(39,815,291)
                               ==============       ==============             ==============        ==============

                                                             HARTFORD
                                       HARTFORD             DISCIPLINED            HARTFORD
                                     GLOBAL GROWTH            EQUITY                GROWTH
                                       HLS FUND              HLS FUND              HLS FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $2,400,447            $4,853,947              $329,451
                                    ---------------       ---------------       ---------------
EXPENSES:
 Mortality and expense risk
  charges                                (6,442,846)           (7,611,685)           (3,715,522)
                                    ---------------       ---------------       ---------------
  Net investment income
   (loss)                                (4,042,399)           (2,757,738)           (3,386,071)
                                    ---------------       ---------------       ---------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (12,560,395)           (4,051,530)           (5,641,481)
 Net realized gain on
  distributions                          17,725,800            48,889,790             8,622,173
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (304,577,933)         (269,916,526)         (125,818,609)
                                    ---------------       ---------------       ---------------
  Net gain (loss) on
   investments                         (299,412,528)         (225,078,266)         (122,837,917)
                                    ---------------       ---------------       ---------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(303,454,927)        $(227,836,004)        $(126,223,988)
                                    ===============       ===============       ===============

(b) From inception May 1, 2008 to December 31, 2008.

(c) Effective August 22, 2008, Hartford Global Communications HLS Fund merged with Hartford Global Equity HLS Fund.

(d) Effective August 22, 2008, Hartford Global Financial Services HLS Fund merged with Hartford Global Equity HLS Fund.

(e) Effective August 22, 2008, Hartford Global Technology HLS Fund merged with Hartford Global Equity HLS Fund.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                          HARTFORD
                                           GROWTH               HARTFORD
                                        OPPORTUNITIES          HIGH YIELD
                                          HLS FUND              HLS FUND
                                         SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $798,087          $25,059,372
                                       ---------------       --------------
EXPENSES:
 Mortality and expense risk charges         (5,066,667)          (4,396,319)
                                       ---------------       --------------
  Net investment income (loss)              (4,268,580)          20,663,053
                                       ---------------       --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                             (19,649,030)         (10,557,321)
 Net realized gain on distributions         13,545,448                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         (179,323,086)         (87,677,768)
                                       ---------------       --------------
  Net gain (loss) on investments          (185,426,668)         (98,235,089)
                                       ---------------       --------------
  Net increase (decrease) in net
   assets resulting from operations      $(189,695,248)        $(77,572,036)
                                       ===============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        HARTFORD                   HARTFORD             HARTFORD
                                  HARTFORD            INTERNATIONAL             INTERNATIONAL         INTERNATIONAL
                                    INDEX                GROWTH                 SMALL COMPANY         OPPORTUNITIES
                                  HLS FUND              HLS FUND                   HLS FUND             HLS FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $7,385,859            $3,126,970                $1,386,125           $15,280,293
                               ---------------       ---------------            --------------       ---------------
EXPENSES:
 Mortality and expense risk
  charges                           (5,428,671)           (6,025,099)               (2,133,767)          (11,061,754)
                               ---------------       ---------------            --------------       ---------------
  Net investment income
   (loss)                            1,957,188            (2,898,129)                 (747,642)            4,218,539
                               ---------------       ---------------            --------------       ---------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             (5,409,712)          (30,256,771)              (13,549,277)          (28,710,204)
 Net realized gain on
  distributions                      9,113,269            21,517,730                 4,278,298            32,920,241
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (181,329,294)         (295,628,076)              (65,688,053)         (420,160,117)
                               ---------------       ---------------            --------------       ---------------
  Net gain (loss) on
   investments                    (177,625,737)         (304,367,117)              (74,959,032)         (415,950,080)
                               ---------------       ---------------            --------------       ---------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(175,668,549)        $(307,265,246)             $(75,706,674)        $(411,731,541)
                               ===============       ===============            ==============       ===============

                                      HARTFORD
                                       MIDCAP              HARTFORD              HARTFORD
                                       GROWTH               MIDCAP             MIDCAP VALUE
                                      HLS FUND             HLS FUND              HLS FUND
                                   SUB-ACCOUNT (B)        SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $63,201            $2,532,380            $2,394,452
                                    -------------       ---------------       ---------------
EXPENSES:
 Mortality and expense risk
  charges                                 (76,914)           (6,989,780)           (6,233,220)
                                    -------------       ---------------       ---------------
  Net investment income
   (loss)                                 (13,713)           (4,457,400)           (3,838,768)
                                    -------------       ---------------       ---------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (453,733)          (13,370,293)          (11,431,364)
 Net realized gain on
  distributions                            17,397            26,234,864            93,257,604
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (6,043,970)         (231,325,666)         (294,421,125)
                                    -------------       ---------------       ---------------
  Net gain (loss) on
   investments                         (6,480,306)         (218,461,095)         (212,594,885)
                                    -------------       ---------------       ---------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(6,494,019)        $(222,918,495)        $(216,433,653)
                                    =============       ===============       ===============

(b) From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                   HARTFORD                 HARTFORD
                                 MONEY MARKET            SMALLCAP VALUE
                                   HLS FUND                 HLS FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT (B)
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $15,161,821                  $80,569
                                --------------            -------------
EXPENSES:
 Mortality and expense risk
  charges                          (12,173,658)                 (23,821)
                                --------------            -------------
  Net investment income (loss)       2,988,163                   56,748
                                --------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     --                 (197,254)
 Net realized gain on
  distributions                             --                    3,978
 Net unrealized appreciation
  (depreciation) of
  investments during the year               --               (1,090,586)
                                --------------            -------------
  Net gain (loss) on
   investments                              --               (1,283,862)
                                --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                       $2,988,163              $(1,227,114)
                                ==============            =============

(b) From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                         HARTFORD
                                  HARTFORD                 HARTFORD             HARTFORD             U.S. GOVERNMENT
                                SMALL COMPANY           SMALLCAP GROWTH           STOCK                 SECURITIES
                                  HLS FUND                 HLS FUND             HLS FUND                 HLS FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT (F)
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $251,065                 $845,253          $30,497,432             $47,877,845
                               ---------------          ---------------      ---------------          --------------
EXPENSES:
 Mortality and expense risk
  charges                           (5,146,004)              (3,740,145)         (22,898,183)             (9,809,826)
                               ---------------          ---------------      ---------------          --------------
  Net investment income
   (loss)                           (4,894,939)              (2,894,892)           7,599,249              38,068,019
                               ---------------          ---------------      ---------------          --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             (4,010,837)              (7,773,949)         (64,099,972)            (27,590,408)
 Net realized gain on
  distributions                      1,278,647                1,773,262           10,284,914                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (175,276,233)             (93,832,793)        (842,950,223)            (30,896,891)
                               ---------------          ---------------      ---------------          --------------
  Net gain (loss) on
   investments                    (178,008,423)             (99,833,480)        (896,765,281)            (58,487,299)
                               ---------------          ---------------      ---------------          --------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(182,903,362)           $(102,728,372)       $(889,166,032)           $(20,419,280)
                               ===============          ===============      ===============          ==============

                                                      HARTFORD            HARTFORD
                                  HARTFORD             VALUE               EQUITY
                                   VALUE           OPPORTUNITIES           INCOME
                                  HLS FUND            HLS FUND            HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $2,865,857          $2,473,172          $7,211,343
                               --------------      --------------      --------------
EXPENSES:
 Mortality and expense risk
  charges                          (2,738,181)         (2,270,388)         (3,240,172)
                               --------------      --------------      --------------
  Net investment income
   (loss)                             127,676             202,784           3,971,171
                               --------------      --------------      --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             3,820,991         (21,709,706)         (4,004,729)
 Net realized gain on
  distributions                    11,603,126           1,020,721          15,450,746
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (89,476,935)        (58,587,524)        (99,016,862)
                               --------------      --------------      --------------
  Net gain (loss) on
   investments                    (74,052,818)        (79,276,509)        (87,570,845)
                               --------------      --------------      --------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(73,925,142)       $(79,073,725)       $(83,599,674)
                               ==============      ==============      ==============

(f) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                       BLACKROCK                BLACKROCK
                                        GLOBAL                  LARGE CAP
                                   GROWTH V.I. FUND         GROWTH V.I. FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $5,760                   $9,880
                                     -------------            -------------
EXPENSES:
 Mortality and expense risk
  charges                                  (29,723)                 (41,230)
                                     -------------            -------------
  Net investment income (loss)             (23,963)                 (31,350)
                                     -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (31,285)                  91,510
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,092,101)              (1,334,259)
                                     -------------            -------------
  Net gain (loss) on
   investments                          (1,123,386)              (1,242,749)
                                     -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(1,147,349)             $(1,274,099)
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                     PRUDENTIAL
                                 JENNISON 20/20                               PRUDENTIAL               SERIES
                                      FOCUS              JENNISON                VALUE              INTERNATIONAL
                                    PORTFOLIO            PORTFOLIO             PORTFOLIO               GROWTH
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                 $141                 $2,779                 $1,840
                                    ---------            ---------            -----------            -----------
EXPENSES:
 Mortality and expense risk
  charges                              (3,558)              (3,620)                (3,233)                (2,629)
                                    ---------            ---------            -----------            -----------
  Net investment income
   (loss)                              (3,558)              (3,479)                  (454)                  (789)
                                    ---------            ---------            -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (2,304)               1,424                   (900)                (5,291)
 Net realized gain on
  distributions                        12,668                   --                 42,637                 28,863
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (94,771)             (97,151)              (147,723)              (116,252)
                                    ---------            ---------            -----------            -----------
  Net gain (loss) on
   investments                        (84,407)             (95,727)              (105,986)               (92,680)
                                    ---------            ---------            -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(87,965)            $(99,206)             $(106,440)              $(93,469)
                                    =========            =========            ===========            ===========

                                     WELLS FARGO             WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT            ADVANTAGE VT
                                        ASSET               TOTAL RETURN               EQUITY
                                   ALLOCATION FUND            BOND FUND              INCOME FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $481,367               $758,679                 $180,210
                                    -------------            -----------            -------------
EXPENSES:
 Mortality and expense risk
  charges                                (354,348)              (280,435)                (168,662)
                                    -------------            -----------            -------------
  Net investment income
   (loss)                                 127,019                478,244                   11,548
                                    -------------            -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   451,517               (330,490)                 160,140
 Net realized gain on
  distributions                         1,588,813                     --                1,443,345
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (9,425,609)              (110,939)              (5,898,020)
                                    -------------            -----------            -------------
  Net gain (loss) on
   investments                         (7,385,279)              (441,429)              (4,294,535)
                                    -------------            -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(7,258,260)               $36,815              $(4,282,987)
                                    =============            ===========            =============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                      WELLS FARGO             WELLS FARGO
                                     ADVANTAGE VT            ADVANTAGE VT
                                     C&B LARGE CAP           LARGE COMPANY
                                      VALUE FUND               CORE FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $36,637                 $8,260
                                     -------------            -----------
EXPENSES:
 Mortality and expense risk
  charges                                  (42,752)               (12,598)
                                     -------------            -----------
  Net investment income (loss)              (6,115)                (4,338)
                                     -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     52,484                 15,383
 Net realized gain on
  distributions                                 --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,116,041)              (351,736)
                                     -------------            -----------
  Net gain (loss) on
   investments                          (1,063,557)              (336,353)
                                     -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(1,069,672)             $(340,691)
                                     =============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  WELLS FARGO              WELLS FARGO             WELLS FARGO             WELLS FARGO
                                 ADVANTAGE VT             ADVANTAGE VT            ADVANTAGE VT            ADVANTAGE VT
                                 INTERNATIONAL            LARGE COMPANY               MONEY                 SMALL CAP
                                   CORE FUND               GROWTH FUND             MARKET FUND             GROWTH FUND
                                  SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $148,334                  $32,607               $128,987                     $ --
                                 -------------            -------------            -----------            -------------
EXPENSES:
 Mortality and expense
  risk charges                        (132,120)                (212,490)              (105,898)                 (53,613)
                                 -------------            -------------            -----------            -------------
  Net investment income
   (loss)                               16,214                 (179,883)                23,089                  (53,613)
                                 -------------            -------------            -----------            -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions            (220,226)                 216,538                     --                  (38,351)
 Net realized gain on
  distributions                      1,547,901                       --                     --                  844,036
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              (5,525,200)              (5,972,576)                    --               (2,334,196)
                                 -------------            -------------            -----------            -------------
  Net gain (loss) on
   investments                      (4,197,525)              (5,756,038)                    --               (1,528,511)
                                 -------------            -------------            -----------            -------------
  Net increase (decrease)
   in net assets resulting
   from operations                 $(4,181,311)             $(5,935,921)               $23,089              $(1,582,124)
                                 =============            =============            ===========            =============

                                                        WELLS FARGO
                                 WELLS FARGO           ADVANTAGE VT            WELLS FARGO
                                ADVANTAGE VT           SMALL/MID CAP          ADVANTAGE VT
                               DISCOVERY FUND           VALUE FUND          OPPORTUNITY FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --                   $ --                 $5,688
                                 -----------            -----------            -----------
EXPENSES:
 Mortality and expense
  risk charges                        (8,271)               (10,632)                (4,525)
                                 -----------            -----------            -----------
  Net investment income
   (loss)                             (8,271)               (10,632)                 1,163
                                 -----------            -----------            -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions            (8,613)               (83,246)                (7,679)
 Net realized gain on
  distributions                           --                124,216                 67,135
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              (300,921)              (351,165)              (208,746)
                                 -----------            -----------            -----------
  Net gain (loss) on
   investments                      (309,534)              (310,195)              (149,290)
                                 -----------            -----------            -----------
  Net increase (decrease)
   in net assets resulting
   from operations                 $(317,805)             $(320,827)             $(148,127)
                                 ===========            ===========            ===========

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                     EVERGREEN VA
                                  DIVERSIFIED CAPITAL         EVERGREEN VA
                                     BUILDER FUND              GROWTH FUND
                                    SUB-ACCOUNT (A)            SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(28,915)                $(25,110)
 Net realized gain (loss) on
  security transactions                     20,895                  (31,753)
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (865,905)                (728,121)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (873,925)                (784,984)
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                   6,615                      550
 Net transfers                             (33,452)                (112,865)
 Surrenders for benefit
  payments and fees                       (166,039)                (270,163)
 Other Settlements                              --                      100
 Net annuity transactions                       --                     (113)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (192,876)                (382,491)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                            (1,066,801)              (1,167,475)
NET ASSETS:
 Beginning of year                       1,995,690                2,112,371
                                     -------------            -------------
 End of year                              $928,889                 $944,896
                                     =============            =============

(a)  Formerly Evergreen VA Balanced Fund. Change effective May 30, 2008.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                            EVERGREEN VA                                     EVERGREEN VA             EVERGREEN VA
                            INTERNATIONAL            EVERGREEN VA               SPECIAL                FUNDAMENTAL
                             EQUITY FUND              OMEGA FUND              VALUES FUND            LARGE CAP FUND
                             SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                        $(130,004)               $(27,276)                $(35,997)                 $(6,018)
 Net realized gain (loss)
  on security transactions        (44,963)                104,295                 (328,484)                 (55,707)
 Net realized gain on
  distributions                   215,913                      --                       --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                         (3,872,209)               (573,930)              (1,303,480)                (758,320)
                            -------------            ------------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations              (3,831,263)               (496,911)              (1,667,961)                (820,045)
                            -------------            ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                         48,678                  10,631                   40,100                    6,600
 Net transfers                   (653,829)                (38,077)                (533,449)                (173,642)
 Surrenders for benefit
  payments and fees            (1,042,294)               (301,005)                (907,631)                (208,948)
 Other Settlements                    376                      --                       92                      372
 Net annuity transactions              --                      --                       --                       --
                            -------------            ------------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions       (1,647,069)               (328,451)              (1,400,888)                (375,618)
                            -------------            ------------            -------------            -------------
 Net increase (decrease)
  in net assets                (5,478,332)               (825,362)              (3,068,849)              (1,195,663)
NET ASSETS:
 Beginning of year             10,163,363               1,985,575                6,136,036                2,647,584
                            -------------            ------------            -------------            -------------
 End of year                   $4,685,031              $1,160,213               $3,067,187               $1,451,921
                            =============            ============            =============            =============

                                                           HARTFORD             HARTFORD
                                HARTFORD                   LARGECAP              TOTAL
                                ADVISERS                    GROWTH            RETURN BOND
                                HLS FUND                   HLS FUND             HLS FUND
                               SUB-ACCOUNT             SUB-ACCOUNT (B)        SUB-ACCOUNT
--------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                          $39,829,244                  $9,017            $62,849,383
 Net realized gain (loss)
  on security transactions       (110,601,267)                (59,970)           (22,327,004)
 Net realized gain on
  distributions                    17,855,409                  67,674                     --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                         (1,017,779,687)               (570,026)          (170,797,794)
                            -----------------            ------------       ----------------
 Net increase (decrease)
  in net assets resulting
  from operations              (1,070,696,301)               (553,305)          (130,275,415)
                            -----------------            ------------       ----------------
UNIT TRANSACTIONS:
 Purchases                         16,713,372                  45,040              9,293,859
 Net transfers                   (229,510,202)              2,208,462             (9,313,406)
 Surrenders for benefit
  payments and fees              (476,866,494)                (71,501)          (249,319,149)
 Other Settlements                  2,812,950                      --                778,306
 Net annuity transactions            (251,222)                     --               (160,006)
                            -----------------            ------------       ----------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions         (687,101,596)              2,182,001           (248,720,396)
                            -----------------            ------------       ----------------
 Net increase (decrease)
  in net assets                (1,757,797,897)              1,628,696           (378,995,811)
NET ASSETS:
 Beginning of year              3,719,956,562                      --          1,536,182,708
                            -----------------            ------------       ----------------
 End of year                   $1,962,158,665              $1,628,696         $1,157,186,897
                            =================            ============       ================

(b) From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                    HARTFORD                HARTFORD
                                     CAPITAL                DIVIDEND
                                  APPRECIATION             AND GROWTH
                                    HLS FUND                HLS FUND
                                   SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $8,881,774             $17,605,020
 Net realized gain (loss) on
  security transactions              (159,056,447)            (44,789,603)
 Net realized gain on
  distributions                       468,100,502              63,010,926
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (2,942,303,171)         (1,178,504,309)
                                -----------------       -----------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (2,624,377,342)         (1,142,677,966)
                                -----------------       -----------------
UNIT TRANSACTIONS:
 Purchases                             20,144,638              18,704,711
 Net transfers                       (221,607,093)           (176,905,932)
 Surrenders for benefit
  payments and fees                  (660,492,430)           (440,836,338)
 Other Settlements                      3,613,671               2,001,682
 Net annuity transactions              (1,119,082)               (307,239)
                                -----------------       -----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (859,460,296)           (597,343,116)
                                -----------------       -----------------
 Net increase (decrease) in
  net assets                       (3,483,837,638)         (1,740,021,082)
NET ASSETS:
 Beginning of year                  6,247,094,320           3,776,420,245
                                -----------------       -----------------
 End of year                       $2,763,256,682          $2,036,399,163
                                =================       =================

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD             HARTFORD
                                FUNDAMENTAL             GLOBAL                     HARTFORD              HARTFORD
                                   GROWTH              ADVISERS                 GLOBAL EQUITY         GLOBAL HEALTH
                                  HLS FUND             HLS FUND                    HLS FUND              HLS FUND
                                SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT (B)(C)(D)(E)    SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(737,740)           $5,438,546                   $489,490           $(1,529,977)
 Net realized gain (loss) on
  security transactions            (3,194,355)           (5,775,671)               (13,083,617)           (3,066,731)
 Net realized gain on
  distributions                     5,801,461             3,643,914                  4,297,350             6,326,936
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (28,739,767)          (82,031,472)               (24,796,785)          (41,545,519)
                               --------------       ---------------             --------------        --------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (26,870,401)          (78,724,683)               (33,093,562)          (39,815,291)
                               --------------       ---------------             --------------        --------------
UNIT TRANSACTIONS:
 Purchases                            475,120             1,241,201                    221,043               349,863
 Net transfers                      2,006,612              (266,736)                (5,811,138)          (17,743,827)
 Surrenders for benefit
  payments and fees                (7,199,765)          (29,874,625)                (9,892,577)          (22,372,165)
 Other Settlements                     26,432               239,900                     51,079                75,179
 Net annuity transactions              (4,777)               60,687                    (11,408)              (27,223)
                               --------------       ---------------             --------------        --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (4,696,378)          (28,599,573)               (15,443,001)          (39,718,173)
                               --------------       ---------------             --------------        --------------
 Net increase (decrease) in
  net assets                      (31,566,779)         (107,324,256)               (48,536,563)          (79,533,464)
NET ASSETS:
 Beginning of year                 63,879,327           244,718,140                 85,001,665           173,064,246
                               --------------       ---------------             --------------        --------------
 End of year                      $32,312,548          $137,393,884                $36,465,102           $93,530,782
                               ==============       ===============             ==============        ==============

                                                        HARTFORD
                                  HARTFORD             DISCIPLINED            HARTFORD
                                GLOBAL GROWTH            EQUITY                GROWTH
                                  HLS FUND              HLS FUND              HLS FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(4,042,399)          $(2,757,738)          $(3,386,071)
 Net realized gain (loss) on
  security transactions            (12,560,395)           (4,051,530)           (5,641,481)
 Net realized gain on
  distributions                     17,725,800            48,889,790             8,622,173
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (304,577,933)         (269,916,526)         (125,818,609)
                               ---------------       ---------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (303,454,927)         (227,836,004)         (126,223,988)
                               ---------------       ---------------       ---------------
UNIT TRANSACTIONS:
 Purchases                           3,139,774             3,965,835             2,043,324
 Net transfers                     (27,920,332)          (32,185,356)          (21,682,289)
 Surrenders for benefit
  payments and fees                (64,504,197)          (73,302,893)          (41,561,455)
 Other Settlements                     395,668               300,690                90,931
 Net annuity transactions             (197,236)             (114,604)              (59,657)
                               ---------------       ---------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (89,086,323)         (101,336,328)          (61,169,146)
                               ---------------       ---------------       ---------------
 Net increase (decrease) in
  net assets                      (392,541,250)         (329,172,332)         (187,393,134)
NET ASSETS:
 Beginning of year                 634,371,303           656,752,434           339,090,366
                               ---------------       ---------------       ---------------
 End of year                      $241,830,053          $327,580,102          $151,697,232
                               ===============       ===============       ===============

(b) From inception May 1, 2008 to December 31, 2008.

(c) Effective August 22, 2008, Hartford Global Communications HLS Fund merged with Hartford Global Equity HLS Fund.

(d) Effective August 22, 2008, Hartford Global Financial Services HLS Fund merged with Hartford Global Equity HLS Fund.

(e) Effective August 22, 2008, Hartford Global Technology HLS Fund merged with Hartford Global Equity HLS Fund.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                   HARTFORD
                                    GROWTH               HARTFORD
                                 OPPORTUNITIES          HIGH YIELD
                                   HLS FUND              HLS FUND
                                  SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(4,268,580)          $20,663,053
 Net realized gain (loss) on
  security transactions             (19,649,030)          (10,557,321)
 Net realized gain on
  distributions                      13,545,448                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (179,323,086)          (87,677,768)
                                ---------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (189,695,248)          (77,572,036)
                                ---------------       ---------------
UNIT TRANSACTIONS:
 Purchases                            4,056,944             1,497,596
 Net transfers                      (32,034,660)          (15,523,009)
 Surrenders for benefit
  payments and fees                 (42,998,102)          (53,637,258)
 Other Settlements                       92,307               201,527
 Net annuity transactions               (94,097)             (102,036)
                                ---------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (70,977,608)          (67,563,180)
                                ---------------       ---------------
 Net increase (decrease) in
  net assets                       (260,672,856)         (145,135,216)
NET ASSETS:
 Beginning of year                  452,855,776           348,808,441
                                ---------------       ---------------
 End of year                       $192,182,920          $203,673,225
                                ===============       ===============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        HARTFORD              HARTFORD               HARTFORD
                                  HARTFORD            INTERNATIONAL         INTERNATIONAL         INTERNATIONAL
                                    INDEX                GROWTH             SMALL COMPANY         OPPORTUNITIES
                                  HLS FUND              HLS FUND              HLS FUND               HLS FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $1,957,188           $(2,898,129)            $(747,642)            $4,218,539
 Net realized gain (loss) on
  security transactions             (5,409,712)          (30,256,771)          (13,549,277)           (28,710,204)
 Net realized gain on
  distributions                      9,113,269            21,517,730             4,278,298             32,920,241
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (181,329,294)         (295,628,076)          (65,688,053)          (420,160,117)
                               ---------------       ---------------       ---------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (175,668,549)         (307,265,246)          (75,706,674)          (411,731,541)
                               ---------------       ---------------       ---------------       ----------------
UNIT TRANSACTIONS:
 Purchases                           2,813,979             3,929,920             1,199,612              4,697,272
 Net transfers                     (39,506,432)          (37,355,187)          (29,338,038)           (32,019,638)
 Surrenders for benefit
  payments and fees                (62,554,306)          (58,595,973)          (22,019,806)          (110,135,914)
 Other Settlements                     577,094               132,429                62,485              2,678,942
 Net annuity transactions             (202,628)              (74,122)              (95,012)              (385,393)
                               ---------------       ---------------       ---------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (98,872,293)          (91,962,933)          (50,190,759)          (135,164,731)
                               ---------------       ---------------       ---------------       ----------------
 Net increase (decrease) in
  net assets                      (274,540,842)         (399,228,179)         (125,897,433)          (546,896,272)
NET ASSETS:
 Beginning of year                 527,373,473           599,815,852           205,945,907          1,034,788,899
                               ---------------       ---------------       ---------------       ----------------
 End of year                      $252,832,631          $200,587,673           $80,048,474           $487,892,627
                               ===============       ===============       ===============       ================

                                           HARTFORD
                                            MIDCAP              HARTFORD              HARTFORD
                                            GROWTH               MIDCAP             MIDCAP VALUE
                                           HLS FUND             HLS FUND              HLS FUND
                                        SUB-ACCOUNT (B)        SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(13,713)          $(4,457,400)          $(3,838,768)
 Net realized gain (loss) on
  security transactions                       (453,733)          (13,370,293)          (11,431,364)
 Net realized gain on
  distributions                                 17,397            26,234,864            93,257,604
 Net unrealized appreciation
  (depreciation) of
  investments during the year               (6,043,970)         (231,325,666)         (294,421,125)
                                         -------------       ---------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                                (6,494,019)         (222,918,495)         (216,433,653)
                                         -------------       ---------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                     159,268             1,296,621               603,662
 Net transfers                              21,595,363           (43,329,258)          (60,891,042)
 Surrenders for benefit
  payments and fees                           (992,870)          (93,495,170)          (59,530,106)
 Other Settlements                                 432               644,603               168,334
 Net annuity transactions                           --              (216,998)               20,052
                                         -------------       ---------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         20,762,193          (135,100,202)         (119,629,100)
                                         -------------       ---------------       ---------------
 Net increase (decrease) in
  net assets                                14,268,174          (358,018,697)         (336,062,753)
NET ASSETS:
 Beginning of year                                  --           708,034,957           601,640,410
                                         -------------       ---------------       ---------------
 End of year                               $14,268,174          $350,016,260          $265,577,657
                                         =============       ===============       ===============

(b) From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                   HARTFORD                  HARTFORD
                                 MONEY MARKET             SMALLCAP VALUE
                                   HLS FUND                  HLS FUND
                                  SUB-ACCOUNT             SUB-ACCOUNT (B)
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $2,988,163                  $56,748
 Net realized gain (loss) on
  security transactions                      --                 (197,254)
 Net realized gain on
  distributions                              --                    3,978
 Net unrealized appreciation
  (depreciation) of
  investments during the year                --               (1,090,586)
                                ---------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                          2,988,163               (1,227,114)
                                ---------------            -------------
UNIT TRANSACTIONS:
 Purchases                            8,515,670                   13,918
 Net transfers                      904,544,271                7,352,385
 Surrenders for benefit
  payments and fees                (541,552,603)                (295,026)
 Other Settlements                    1,356,913                      287
 Net annuity transactions               184,353                       --
                                ---------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 373,048,604                7,071,564
                                ---------------            -------------
 Net increase (decrease) in
  net assets                        376,036,767                5,844,450
NET ASSETS:
 Beginning of year                  586,714,228                       --
                                ---------------            -------------
 End of year                       $962,750,995               $5,844,450
                                ===============            =============

(b) From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                             HARTFORD
                               HARTFORD                   HARTFORD               HARTFORD                 U.S. GOVERNMENT
                             SMALL COMPANY             SMALLCAP GROWTH             STOCK                    SECURITIES
                               HLS FUND                   HLS FUND               HLS FUND                    HLS FUND
                              SUB-ACCOUNT                SUB-ACCOUNT            SUB-ACCOUNT               SUB-ACCOUNT (F)
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                        $(4,894,939)               $(2,894,892)             $7,599,249                $38,068,019
 Net realized gain (loss)
  on security transactions       (4,010,837)                (7,773,949)            (64,099,972)               (27,590,408)
 Net realized gain on
  distributions                   1,278,647                  1,773,262              10,284,914                         --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                         (175,276,233)               (93,832,793)           (842,950,223)               (30,896,891)
                            ---------------            ---------------       -----------------            ---------------
 Net increase (decrease)
  in net assets resulting
  from operations              (182,903,362)              (102,728,372)           (889,166,032)               (20,419,280)
                            ---------------            ---------------       -----------------            ---------------
UNIT TRANSACTIONS:
 Purchases                        1,325,644                  2,239,670              11,358,940                  3,861,960
 Net transfers                  (32,217,124)               (15,090,156)           (120,221,831)                65,462,156
 Surrenders for benefit
  payments and fees             (58,282,164)               (31,889,990)           (248,462,886)              (123,734,756)
 Other Settlements                1,050,695                     92,452               2,881,651                    277,675
 Net annuity transactions          (242,724)                   (37,605)               (561,363)                    90,558
                            ---------------            ---------------       -----------------            ---------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions        (88,365,673)               (44,685,629)           (355,005,489)               (54,042,407)
                            ---------------            ---------------       -----------------            ---------------
 Net increase (decrease)
  in net assets                (271,269,035)              (147,414,001)         (1,244,171,521)               (74,461,687)
NET ASSETS:
 Beginning of year              499,957,079                295,969,568           2,257,453,436                650,922,536
                            ---------------            ---------------       -----------------            ---------------
 End of year                   $228,688,044               $148,555,567          $1,013,281,915               $576,460,849
                            ===============            ===============       =================            ===============

                                                     HARTFORD              HARTFORD
                               HARTFORD                VALUE                EQUITY
                                 VALUE             OPPORTUNITIES            INCOME
                               HLS FUND              HLS FUND              HLS FUND
                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                           $127,676              $202,784            $3,971,171
 Net realized gain (loss)
  on security transactions        3,820,991           (21,709,706)           (4,004,729)
 Net realized gain on
  distributions                  11,603,126             1,020,721            15,450,746
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                          (89,476,935)          (58,587,524)          (99,016,862)
                            ---------------       ---------------       ---------------
 Net increase (decrease)
  in net assets resulting
  from operations               (73,925,142)          (79,073,725)          (83,599,674)
                            ---------------       ---------------       ---------------
UNIT TRANSACTIONS:
 Purchases                        1,163,644             1,726,649             1,720,377
 Net transfers                  (17,583,599)          (44,531,215)           (7,525,414)
 Surrenders for benefit
  payments and fees             (29,216,546)          (23,600,695)          (33,883,118)
 Other Settlements                   65,079                77,626                81,078
 Net annuity transactions               320               (37,155)              (99,129)
                            ---------------       ---------------       ---------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions        (45,571,102)          (66,364,790)          (39,706,206)
                            ---------------       ---------------       ---------------
 Net increase (decrease)
  in net assets                (119,496,244)         (145,438,515)         (123,305,880)
NET ASSETS:
 Beginning of year              239,824,148           234,201,369           303,697,587
                            ---------------       ---------------       ---------------
 End of year                   $120,327,904           $88,762,854          $180,391,707
                            ===============       ===============       ===============

(f) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                       BLACKROCK                BLACKROCK
                                        GLOBAL                  LARGE CAP
                                   GROWTH V.I. FUND         GROWTH V.I. FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(23,963)                $(31,350)
 Net realized gain (loss) on
  security transactions                    (31,285)                  91,510
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,092,101)              (1,334,259)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (1,147,349)              (1,274,099)
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                   1,819                       --
 Net transfers                              12,896                 (233,925)
 Surrenders for benefit
  payments and fees                       (287,344)                (434,673)
 Other Settlements                             932                    2,228
 Net annuity transactions                       --                       --
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (271,697)                (666,370)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                            (1,419,046)              (1,940,469)
NET ASSETS:
 Beginning of year                       2,470,508                3,531,959
                                     -------------            -------------
 End of year                            $1,051,462               $1,591,490
                                     =============            =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                               PRUDENTIAL
                                 JENNISON 20/20                            PRUDENTIAL            SERIES
                                     FOCUS              JENNISON             VALUE           INTERNATIONAL
                                   PORTFOLIO           PORTFOLIO           PORTFOLIO             GROWTH
                                  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(3,558)            $(3,479)              $(454)              $(789)
 Net realized gain (loss) on
  security transactions                (2,304)              1,424                (900)             (5,291)
 Net realized gain on
  distributions                        12,668                  --              42,637              28,863
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (94,771)            (97,151)           (147,723)           (116,252)
                                   ----------          ----------          ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                          (87,965)            (99,206)           (106,440)            (93,469)
                                   ----------          ----------          ----------          ----------
UNIT TRANSACTIONS:
 Purchases                                 --                  --                  --                  --
 Net transfers                        (53,837)             (5,093)             (1,678)            (38,856)
 Surrenders for benefit
  payments and fees                   (16,852)            (18,358)            (14,200)              2,695
 Other Settlements                         --                  --                  --                  --
 Net annuity transactions                  --                  --                  --                  --
                                   ----------          ----------          ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (70,689)            (23,451)            (15,878)            (36,161)
                                   ----------          ----------          ----------          ----------
 Net increase (decrease) in
  net assets                         (158,654)           (122,657)           (122,318)           (129,630)
NET ASSETS:
 Beginning of year                    255,376             272,258             257,325             213,588
                                   ----------          ----------          ----------          ----------
 End of year                          $96,722            $149,601            $135,007             $83,958
                                   ==========          ==========          ==========          ==========

                                    WELLS FARGO            WELLS FARGO            WELLS FARGO
                                   ADVANTAGE VT           ADVANTAGE VT           ADVANTAGE VT
                                       ASSET              TOTAL RETURN              EQUITY
                                  ALLOCATION FUND           BOND FUND             INCOME FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $127,019               $478,244                $11,548
 Net realized gain (loss) on
  security transactions                  451,517               (330,490)               160,140
 Net realized gain on
  distributions                        1,588,813                     --              1,443,345
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (9,425,609)              (110,939)            (5,898,020)
                                   -------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                          (7,258,260)                36,815             (4,282,987)
                                   -------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                                21,857                 34,888                 30,096
 Net transfers                        (2,900,436)            (1,558,813)              (501,364)
 Surrenders for benefit
  payments and fees                   (4,998,505)            (4,059,514)            (2,689,234)
 Other Settlements                           221                    188                    103
 Net annuity transactions                (16,392)                    --                (14,992)
                                   -------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (7,893,255)            (5,583,251)            (3,175,391)
                                   -------------          -------------          -------------
 Net increase (decrease) in
  net assets                         (15,151,515)            (5,546,436)            (7,458,378)
NET ASSETS:
 Beginning of year                    28,655,159             18,820,417             13,613,067
                                   -------------          -------------          -------------
 End of year                         $13,503,644            $13,273,981             $6,154,689
                                   =============          =============          =============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                      WELLS FARGO             WELLS FARGO
                                     ADVANTAGE VT            ADVANTAGE VT
                                     C&B LARGE CAP           LARGE COMPANY
                                      VALUE FUND               CORE FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(6,115)               $(4,338)
 Net realized gain (loss) on
  security transactions                     52,484                 15,383
 Net realized gain on
  distributions                                 --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,116,041)              (351,736)
                                     -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (1,069,672)              (340,691)
                                     -------------            -----------
UNIT TRANSACTIONS:
 Purchases                                   2,116                     --
 Net transfers                            (256,473)               (22,575)
 Surrenders for benefit
  payments and fees                       (536,311)              (140,256)
 Other Settlements                             134                      5
 Net annuity transactions                       --                   (756)
                                     -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (790,534)              (163,582)
                                     -------------            -----------
 Net increase (decrease) in
  net assets                            (1,860,206)              (504,273)
NET ASSETS:
 Beginning of year                       3,610,886                954,151
                                     -------------            -----------
 End of year                            $1,750,680               $449,878
                                     =============            ===========

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     WELLS FARGO              WELLS FARGO              WELLS FARGO              WELLS FARGO
                                    ADVANTAGE VT             ADVANTAGE VT             ADVANTAGE VT             ADVANTAGE VT
                                    INTERNATIONAL            LARGE COMPANY                MONEY                  SMALL CAP
                                      CORE FUND               GROWTH FUND              MARKET FUND              GROWTH FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $16,214                $(179,883)                 $23,089                 $(53,613)
 Net realized gain (loss) on
  security transactions                  (220,226)                 216,538                       --                  (38,351)
 Net realized gain on
  distributions                         1,547,901                       --                       --                  844,036
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (5,525,200)              (5,972,576)                      --               (2,334,196)
                                    -------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (4,181,311)              (5,935,921)                  23,089               (1,582,124)
                                    -------------            -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 14,803                   28,205                    5,891                    3,957
 Net transfers                            395,676                 (472,518)               7,712,970                 (162,034)
 Surrenders for benefit
  payments and fees                    (1,521,749)              (3,280,668)              (3,652,556)                (751,363)
 Other Settlements                             74                      189                       10                        3
 Net annuity transactions                      --                   (7,605)                      --                       --
                                    -------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,111,196)              (3,732,397)               4,066,315                 (909,437)
                                    -------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets                           (5,292,507)              (9,668,318)               4,089,404               (2,491,561)
NET ASSETS:
 Beginning of year                     10,138,316               17,375,760                3,147,193                4,314,430
                                    -------------            -------------            -------------            -------------
 End of year                           $4,845,809               $7,707,442               $7,236,597               $1,822,869
                                    =============            =============            =============            =============

                                                           WELLS FARGO
                                    WELLS FARGO           ADVANTAGE VT            WELLS FARGO
                                   ADVANTAGE VT           SMALL/MID CAP          ADVANTAGE VT
                                  DISCOVERY FUND           VALUE FUND          OPPORTUNITY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(8,271)              $(10,632)                $1,163
 Net realized gain (loss) on
  security transactions                  (8,613)               (83,246)                (7,679)
 Net realized gain on
  distributions                              --                124,216                 67,135
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (300,921)              (351,165)              (208,746)
                                    -----------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (317,805)              (320,827)              (148,127)
                                    -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                1,810                  6,412                     --
 Net transfers                          112,483                 22,794                 27,197
 Surrenders for benefit
  payments and fees                     (10,394)              (190,623)                (3,417)
 Other Settlements                           --                      2                     --
 Net annuity transactions                    --                     --                     --
                                    -----------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     103,899               (161,415)                23,780
                                    -----------            -----------            -----------
 Net increase (decrease) in
  net assets                           (213,906)              (482,242)              (124,347)
NET ASSETS:
 Beginning of year                      604,595                847,547                334,546
                                    -----------            -----------            -----------
 End of year                           $390,689               $365,305               $210,199
                                    ===========            ===========            ===========

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------


                                     EVERGREEN VA            EVERGREEN VA
                                    BALANCED FUND            GROWTH FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $44,453                $(40,087)
 Net realized gain (loss) on
  security transactions                   115,419                 195,014
 Net realized gain on
  distributions                                --                 434,278
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (77,761)               (368,649)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               82,111                 220,556
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                139,871                 373,307
 Net transfers                            325,070                 (80,177)
 Surrenders for benefit
  payments and fees                      (341,589)               (970,593)
 Net annuity transactions                      --                    (154)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       123,352                (677,617)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              205,463                (457,061)
NET ASSETS:
 Beginning of year                      1,790,227               2,569,432
                                     ------------            ------------
 End of year                           $1,995,690              $2,112,371
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               EVERGREEN VA                                     EVERGREEN VA             EVERGREEN VA
                               INTERNATIONAL            EVERGREEN VA               SPECIAL               FUNDAMENTAL
                                EQUITY FUND              OMEGA FUND              VALUES FUND            LARGE CAP FUND
                                SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $56,918                $(26,885)                $(31,503)               $(17,224)
 Net realized gain (loss) on
  security transactions              383,294                 164,619                   (9,163)                196,861
 Net realized gain on
  distributions                      758,474                      --                  907,750                 212,037
 Net unrealized appreciation
  (depreciation) of
  investments during the year         74,135                  77,233               (1,499,540)               (218,112)
                               -------------            ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       1,272,821                 214,967                 (632,456)                173,562
                               -------------            ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                           138,640                   1,580                   73,934                 171,922
 Net transfers                      (917,237)                (90,267)                (150,784)                (55,330)
 Surrenders for benefit
  payments and fees               (1,048,215)               (344,121)                (957,759)               (704,802)
 Net annuity transactions                 --                      --                       --                      --
                               -------------            ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (1,826,812)               (432,808)              (1,034,609)               (588,210)
                               -------------            ------------            -------------            ------------
 Net increase (decrease) in
  net assets                        (553,991)               (217,841)              (1,667,065)               (414,648)
NET ASSETS:
 Beginning of year                10,717,354               2,203,416                7,803,101               3,062,232
                               -------------            ------------            -------------            ------------
 End of year                     $10,163,363              $1,985,575               $6,136,036              $2,647,584
                               =============            ============            =============            ============

                                                          HARTFORD               HARTFORD
                                   HARTFORD                TOTAL                  CAPITAL
                                   ADVISERS             RETURN BOND            APPRECIATION
                                   HLS FUND               HLS FUND               HLS FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $26,107,382            $55,527,317            $(84,003,321)
 Net realized gain (loss) on
  security transactions              48,289,913             (1,824,348)            159,180,430
 Net realized gain on
  distributions                     408,808,503                     --           1,022,270,032
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (266,450,014)            (8,079,600)           (188,238,140)
                               ----------------       ----------------       -----------------
 Net increase (decrease) in
  net assets resulting from
  operations                        216,755,784             45,623,369             909,209,001
                               ----------------       ----------------       -----------------
UNIT TRANSACTIONS:
 Purchases                           27,809,973             15,403,598              25,026,005
 Net transfers                     (154,625,520)           166,012,162            (238,945,376)
 Surrenders for benefit
  payments and fees                (713,863,200)          (236,294,521)           (950,917,692)
 Net annuity transactions            (1,646,834)                76,680              (1,572,426)
                               ----------------       ----------------       -----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (842,325,581)           (54,802,081)         (1,166,409,489)
                               ----------------       ----------------       -----------------
 Net increase (decrease) in
  net assets                       (625,569,797)            (9,178,712)           (257,200,488)
NET ASSETS:
 Beginning of year                4,345,526,359          1,545,361,420           6,504,294,808
                               ----------------       ----------------       -----------------
 End of year                     $3,719,956,562         $1,536,182,708          $6,247,094,320
                               ================       ================       =================

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    HARTFORD                  HARTFORD
                                    DIVIDEND                 FUNDAMENTAL
                                   AND GROWTH                  GROWTH
                                    HLS FUND                  HLS FUND
                                  SUB-ACCOUNT              SUB-ACCOUNT (A)
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $3,906,841                $(896,453)
 Net realized gain (loss) on
  security transactions               73,939,206                1,014,181
 Net realized gain on
  distributions                      297,703,715                5,199,365
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (112,947,021)               1,785,019
                                ----------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                         262,602,741                7,102,112
                                ----------------            -------------
UNIT TRANSACTIONS:
 Purchases                            37,619,269                  698,562
 Net transfers                        (6,462,195)               4,048,085
 Surrenders for benefit
  payments and fees                 (576,108,078)              (8,182,181)
 Net annuity transactions               (685,092)                 (11,395)
                                ----------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (545,636,096)              (3,446,929)
                                ----------------            -------------
 Net increase (decrease) in
  net assets                        (283,033,355)               3,655,183
NET ASSETS:
 Beginning of year                 4,059,453,600               60,224,144
                                ----------------            -------------
 End of year                      $3,776,420,245              $63,879,327
                                ================            =============

(a)  Formerly Hartford Focus HLS Fund. Change effective July 27, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD                 HARTFORD                 HARTFORD
                                   GLOBAL                   GLOBAL              GLOBAL FINANCIAL         HARTFORD
                                  ADVISERS              COMMUNICATIONS              SERVICES          GLOBAL HEALTH
                                  HLS FUND                 HLS FUND                 HLS FUND             HLS FUND
                                SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(1,392,196)               $(143,838)               $(334,074)         $(2,715,426)
 Net realized gain (loss) on
  security transactions             3,515,048                1,045,223                  705,646            5,386,779
 Net realized gain on
  distributions                    17,819,916                3,326,842                4,759,646           25,368,697
 Net unrealized appreciation
  (depreciation) of
  investments during the year      13,350,985                 (851,394)              (7,006,665)         (19,045,733)
                               --------------            -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       33,293,753                3,376,833               (1,875,447)           8,994,317
                               --------------            -------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                          1,985,398                   11,051                   32,552              304,300
 Net transfers                      6,871,170               (1,985,013)              (1,446,292)         (13,111,615)
 Surrenders for benefit
  payments and fees               (41,740,272)              (2,421,323)              (3,299,752)         (27,937,614)
 Net annuity transactions             125,742                   (5,678)                  (1,882)             (23,372)
                               --------------            -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (32,757,962)              (4,400,963)              (4,715,374)         (40,768,301)
                               --------------            -------------            -------------       --------------
 Net increase (decrease) in
  net assets                          535,791               (1,024,130)              (6,590,821)         (31,773,984)
NET ASSETS:
 Beginning of year                244,182,349               18,379,355               24,707,141          204,838,230
                               --------------            -------------            -------------       --------------
 End of year                     $244,718,140              $17,355,225              $18,116,320         $173,064,246
                               ==============            =============            =============       ==============

                                                             HARTFORD             HARTFORD
                                       HARTFORD               GLOBAL            DISCIPLINED
                                     GLOBAL GROWTH          TECHNOLOGY             EQUITY
                                       HLS FUND              HLS FUND             HLS FUND
                                    SUB-ACCOUNT (B)        SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(8,694,712)           $(825,096)         $(4,591,646)
 Net realized gain (loss) on
  security transactions                  16,768,237               81,446           16,141,726
 Net realized gain on
  distributions                          67,264,133                   --            2,232,583
 Net unrealized appreciation
  (depreciation) of
  investments during the year            52,035,927            7,266,295           31,021,398
                                    ---------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            127,373,585            6,522,645           44,804,061
                                    ---------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                6,517,222               92,023            8,205,670
 Net transfers                          (20,971,499)          (6,069,229)          (8,493,405)
 Surrenders for benefit
  payments and fees                     (86,362,320)          (9,247,320)         (90,022,885)
 Net annuity transactions                  (102,544)              (7,699)            (146,959)
                                    ---------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (100,919,141)         (15,232,225)         (90,457,579)
                                    ---------------       --------------       --------------
 Net increase (decrease) in
  net assets                             26,454,444           (8,709,580)         (45,653,518)
NET ASSETS:
 Beginning of year                      607,916,859           58,239,700          702,405,952
                                    ---------------       --------------       --------------
 End of year                           $634,371,303          $49,530,120         $656,752,434
                                    ===============       ==============       ==============

(b) Formerly Hartford Global Leaders HLS Fund. Change effective July 27, 2007.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                        HARTFORD
                                   HARTFORD              GROWTH
                                    GROWTH           OPPORTUNITIES
                                   HLS FUND             HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(5,217,989)         $(5,742,460)
 Net realized gain (loss) on
  security transactions              5,306,207            2,321,885
 Net realized gain on
  distributions                     23,535,349           71,431,155
 Net unrealized appreciation
  (depreciation) of
  investments during the year       23,105,277           23,716,815
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        46,728,844           91,727,395
                                --------------       --------------
UNIT TRANSACTIONS:
 Purchases                           4,126,158            8,102,954
 Net transfers                     (14,143,420)          58,542,281
 Surrenders for benefit
  payments and fees                (49,038,431)         (48,821,123)
 Net annuity transactions               49,779              (31,348)
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (59,005,914)          17,792,764
                                --------------       --------------
 Net increase (decrease) in
  net assets                       (12,277,070)         109,520,159
NET ASSETS:
 Beginning of year                 351,367,436          343,335,617
                                --------------       --------------
 End of year                      $339,090,366         $452,855,776
                                ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  HARTFORD                  HARTFORD
                                  HARTFORD             HARTFORD                INTERNATIONAL             INTERNATIONAL
                                 HIGH YIELD              INDEX                     GROWTH                SMALL COMPANY
                                  HLS FUND             HLS FUND                   HLS FUND                  HLS FUND
                                SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT (C)             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $21,308,439              $412,493               $(5,314,098)                $(221,230)
 Net realized gain (loss) on
  security transactions             1,165,782            26,490,414                 6,704,505                 3,368,219
 Net realized gain on
  distributions                            --            30,283,531               101,803,197                34,048,850
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (17,672,025)          (33,243,535)                8,758,610               (19,968,257)
                               --------------       ---------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        4,802,196            23,942,903               111,952,214                17,227,582
                               --------------       ---------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                          3,836,265             4,046,093                11,592,747                 3,997,804
 Net transfers                     (2,071,186)          (32,736,387)               23,488,136               (16,380,773)
 Surrenders for benefit
  payments and fees               (65,561,652)         (106,806,421)              (76,147,227)              (31,004,022)
 Net annuity transactions             (48,909)             (261,607)                 (131,005)                  (57,140)
                               --------------       ---------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (63,845,482)         (135,758,322)              (41,197,349)              (43,444,131)
                               --------------       ---------------            --------------            --------------
 Net increase (decrease) in
  net assets                      (59,043,286)         (111,815,419)               70,754,865               (26,216,549)
NET ASSETS:
 Beginning of year                407,851,727           639,188,892               529,060,987               232,162,456
                               --------------       ---------------            --------------            --------------
 End of year                     $348,808,441          $527,373,473              $599,815,852              $205,945,907
                               ==============       ===============            ==============            ==============

                                   HARTFORD
                                INTERNATIONAL            HARTFORD              HARTFORD
                                OPPORTUNITIES             MIDCAP             MIDCAP VALUE
                                   HLS FUND              HLS FUND              HLS FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(4,203,358)          $(6,802,406)          $(7,815,809)
 Net realized gain (loss) on
  security transactions              17,623,085            30,026,997            18,178,610
 Net realized gain on
  distributions                     189,130,380           108,673,243           111,106,393
 Net unrealized appreciation
  (depreciation) of
  investments during the year        21,046,715           (26,606,139)         (106,507,626)
                               ----------------       ---------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                        223,596,822           105,291,695            14,961,568
                               ----------------       ---------------       ---------------
UNIT TRANSACTIONS:
 Purchases                           10,780,272             1,251,413             1,278,840
 Net transfers                      (16,985,374)          (43,476,684)          (44,755,555)
 Surrenders for benefit
  payments and fees                (133,600,352)         (146,586,253)         (102,661,936)
 Net annuity transactions                54,475              (175,932)               (1,851)
                               ----------------       ---------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (139,750,979)         (188,987,456)         (146,140,502)
                               ----------------       ---------------       ---------------
 Net increase (decrease) in
  net assets                         83,845,843           (83,695,761)         (131,178,934)
NET ASSETS:
 Beginning of year                  950,943,056           791,730,718           732,819,344
                               ----------------       ---------------       ---------------
 End of year                     $1,034,788,899          $708,034,957          $601,640,410
                               ================       ===============       ===============

(c) Formerly Hartford International Capital Appreciation HLS Fund. Change effective July 27, 2007.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                         HARTFORD
                                   HARTFORD              MORTGAGE
                                 MONEY MARKET           SECURITIES
                                   HLS FUND              HLS FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $16,951,962           $7,897,136
 Net realized gain (loss) on
  security transactions                      --           (2,011,495)
 Net realized gain on
  distributions                              --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                --           (1,885,393)
                                ---------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         16,951,962            4,000,248
                                ---------------       --------------
UNIT TRANSACTIONS:
 Purchases                            9,704,471            1,750,592
 Net transfers                      559,408,276          (10,700,873)
 Surrenders for benefit
  payments and fees                (466,523,418)         (39,946,504)
 Net annuity transactions               (58,112)            (135,538)
                                ---------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 102,531,217          (49,032,323)
                                ---------------       --------------
 Net increase (decrease) in
  net assets                        119,483,179          (45,032,075)
NET ASSETS:
 Beginning of year                  467,231,049          254,261,474
                                ---------------       --------------
 End of year                       $586,714,228         $209,229,399
                                ===============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                              HARTFORD
                                  HARTFORD                   HARTFORD              HARTFORD               U.S. GOVERNMENT
                                SMALL COMPANY            SMALLCAP GROWTH            STOCK                    SECURITIES
                                  HLS FUND                   HLS FUND              HLS FUND                   HLS FUND
                                 SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(6,802,537)              $(4,922,921)          $(12,143,761)               $9,164,375
 Net realized gain (loss) on
  security transactions             12,231,404                 7,061,641             79,233,885                   (65,130)
 Net realized gain on
  distributions                     74,750,818                23,534,472            335,403,820                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (15,349,624)              (35,188,073)          (278,505,341)                1,973,683
                               ---------------            --------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        64,830,061                (9,514,881)           123,988,603                11,072,928
                               ---------------            --------------       ----------------            --------------
UNIT TRANSACTIONS:
 Purchases                           3,585,260                 5,009,377             19,432,189                 4,917,495
 Net transfers                     (22,676,522)              (23,710,899)          (143,604,756)               66,075,661
 Surrenders for benefit
  payments and fees                (91,035,918)              (37,520,801)          (416,234,484)              (59,921,341)
 Net annuity transactions             (126,098)                  (31,225)            (1,593,011)                   (1,384)
                               ---------------            --------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (110,253,278)              (56,253,548)          (542,000,062)               11,070,431
                               ---------------            --------------       ----------------            --------------
 Net increase (decrease) in
  net assets                       (45,423,217)              (65,768,429)          (418,011,459)               22,143,359
NET ASSETS:
 Beginning of year                 545,380,296               361,737,997          2,675,464,895               419,549,778
                               ---------------            --------------       ----------------            --------------
 End of year                      $499,957,079              $295,969,568         $2,257,453,436              $441,693,137
                               ===============            ==============       ================            ==============

                                                       HARTFORD             HARTFORD
                                  HARTFORD              VALUE                EQUITY
                                   VALUE            OPPORTUNITIES            INCOME
                                  HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(1,171,567)         $(1,631,423)          $1,776,647
 Net realized gain (loss) on
  security transactions             5,379,612            4,294,456            7,849,391
 Net realized gain on
  distributions                    23,910,336           38,019,892           13,689,064
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (9,727,341)         (58,454,464)          (3,720,979)
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       18,391,040          (17,771,539)          19,594,123
                               --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                          3,134,294            5,735,184            4,670,574
 Net transfers                     (7,789,485)         (22,302,020)          (4,009,235)
 Surrenders for benefit
  payments and fees               (39,344,024)         (42,395,828)         (48,901,180)
 Net annuity transactions              58,329              191,045              195,585
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (43,940,886)         (58,771,619)         (48,044,256)
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets                      (25,549,846)         (76,543,158)         (28,450,133)
NET ASSETS:
 Beginning of year                265,373,994          310,744,527          332,147,720
                               --------------       --------------       --------------
 End of year                     $239,824,148         $234,201,369         $303,697,587
                               ==============       ==============       ==============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                      BLACKROCK               BLACKROCK
                                        GLOBAL                LARGE CAP
                                   GROWTH V.I. FUND        GROWTH V.I. FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(8,732)               $(51,090)
 Net realized gain (loss) on
  security transactions                   108,117                 222,493
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             529,759                  69,611
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              629,144                 241,014
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 62,167                  17,962
 Net transfers                            501,612                 158,100
 Surrenders for benefit
  payments and fees                      (628,648)               (672,219)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (64,869)               (496,157)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              564,275                (255,143)
NET ASSETS:
 Beginning of year                      1,906,233               3,787,102
                                     ------------            ------------
 End of year                           $2,470,508              $3,531,959
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                             PRUDENTIAL
                                JENNISON 20/20                            PRUDENTIAL           SERIES
                                     FOCUS             JENNISON             VALUE           INTERNATIONAL
                                   PORTFOLIO          PORTFOLIO           PORTFOLIO            GROWTH
                                  SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT (D)
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(4,320)            $(5,395)            $(4,707)           $(3,773)
 Net realized gain (loss) on
  security transactions               32,123              71,460             128,669             48,066
 Net realized gain on
  distributions                       23,696                  --              52,208             34,595
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (30,543)            (36,555)           (163,102)           (39,426)
                                   ---------          ----------          ----------          ---------
 Net increase (decrease) in
  net assets resulting from
  operations                          20,956              29,510              13,068             39,462
                                   ---------          ----------          ----------          ---------
UNIT TRANSACTIONS:
 Purchases                            13,900                  --                  --              4,400
 Net transfers                       (10,653)              1,782             (57,555)            (6,681)
 Surrenders for benefit
  payments and fees                  (47,536)           (152,034)           (331,876)           (95,099)
 Net annuity transactions                 --                  --                  --                 --
                                   ---------          ----------          ----------          ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (44,289)           (150,252)           (389,431)           (97,380)
                                   ---------          ----------          ----------          ---------
 Net increase (decrease) in
  net assets                         (23,333)           (120,742)           (376,363)           (57,918)
NET ASSETS:
 Beginning of year                   278,709             393,000             633,688            271,506
                                   ---------          ----------          ----------          ---------
 End of year                        $255,376            $272,258            $257,325           $213,588
                                   =========          ==========          ==========          =========

                                   WELLS FARGO           WELLS FARGO           WELLS FARGO
                                   ADVANTAGE VT          ADVANTAGE VT          ADVANTAGE VT
                                      ASSET              TOTAL RETURN             EQUITY
                                 ALLOCATION FUND          BOND FUND            INCOME FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $147,799              $562,578              $(39,889)
 Net realized gain (loss) on
  security transactions               1,926,245               (88,492)              915,071
 Net realized gain on
  distributions                         551,235                    --               998,217
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (671,023)              362,727            (1,651,741)
                                   ------------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                          1,954,256               836,813               221,658
                                   ------------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                              108,904               119,701                70,883
 Net transfers                       (4,123,381)            1,112,445              (690,382)
 Surrenders for benefit
  payments and fees                  (5,698,453)           (3,255,874)           (2,513,962)
 Net annuity transactions               (19,225)                   --                14,226
                                   ------------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (9,732,155)           (2,023,728)           (3,119,235)
                                   ------------          ------------          ------------
 Net increase (decrease) in
  net assets                         (7,777,899)           (1,186,915)           (2,897,577)
NET ASSETS:
 Beginning of year                   36,433,058            20,007,332            16,510,644
                                   ------------          ------------          ------------
 End of year                        $28,655,159           $18,820,417           $13,613,067
                                   ============          ============          ============

(d) Formerly SP William Blair International Growth Portfolio. Change effective January 31, 2007.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     WELLS FARGO             WELLS FARGO
                                     ADVANTAGE VT            ADVANTAGE VT
                                    C&B LARGE CAP           LARGE COMPANY
                                      VALUE FUND              CORE FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(28,096)               $(18,074)
 Net realized gain (loss) on
  security transactions                   101,169                  37,944
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (174,374)                (16,440)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (101,301)                  3,430
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 53,467                  19,699
 Net transfers                            194,068                 (67,648)
 Surrenders for benefit
  payments and fees                      (768,623)               (105,698)
 Net annuity transactions                      --                    (970)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (521,088)               (154,617)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                             (622,389)               (151,187)
NET ASSETS:
 Beginning of year                      4,233,275               1,105,338
                                     ------------            ------------
 End of year                           $3,610,886                $954,151
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  WELLS FARGO              WELLS FARGO              WELLS FARGO              WELLS FARGO
                                 ADVANTAGE VT             ADVANTAGE VT             ADVANTAGE VT             ADVANTAGE VT
                                 INTERNATIONAL            LARGE COMPANY                MONEY                  SMALL CAP
                                   CORE FUND               GROWTH FUND              MARKET FUND              GROWTH FUND
                                  SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(183,299)               $(334,405)                 $99,412                 $(84,473)
 Net realized gain (loss)
  on security transactions             498,401                1,230,636                       --                  498,491
 Net realized gain on
  distributions                        770,252                       --                       --                  748,971
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                  36,124                  277,893                       (7)                (578,264)
                                 -------------            -------------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations                    1,121,478                1,174,124                   99,405                  584,725
                                 -------------            -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                              72,364                  114,096                      288                   18,372
 Net transfers                        (532,160)                (480,746)                 195,749                 (397,355)
 Surrenders for benefit
  payments and fees                 (1,232,996)              (3,597,844)              (1,945,668)              (1,148,963)
 Net annuity transactions                   --                   (9,563)                      --                       --
                                 -------------            -------------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (1,692,792)              (3,974,057)              (1,749,631)              (1,527,946)
                                 -------------            -------------            -------------            -------------
 Net increase (decrease)
  in net assets                       (571,314)              (2,799,933)              (1,650,226)                (943,221)
NET ASSETS:
 Beginning of year                  10,709,630               20,175,693                4,797,419                5,257,651
                                 -------------            -------------            -------------            -------------
 End of year                       $10,138,316              $17,375,760               $3,147,193               $4,314,430
                                 =============            =============            =============            =============

                                                       WELLS FARGO
                                WELLS FARGO           ADVANTAGE VT           WELLS FARGO
                                ADVANTAGE VT          SMALL/MID CAP          ADVANTAGE VT
                               DISCOVERY FUND          VALUE FUND          OPPORTUNITY FUND
                                SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                            $(8,594)              $(14,989)              $(2,740)
 Net realized gain (loss)
  on security transactions           10,675                (24,470)                 (362)
 Net realized gain on
  distributions                          --                169,718                47,284
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               87,256               (166,382)              (30,433)
                                 ----------            -----------            ----------
 Net increase (decrease)
  in net assets resulting
  from operations                    89,337                (36,123)               13,749
                                 ----------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                            9,500                 33,575                26,900
 Net transfers                      224,645                258,317                35,039
 Surrenders for benefit
  payments and fees                 (79,015)              (150,069)              (21,151)
 Net annuity transactions                --                     --                    --
                                 ----------            -----------            ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            155,130                141,823                40,788
                                 ----------            -----------            ----------
 Net increase (decrease)
  in net assets                     244,467                105,700                54,537
NET ASSETS:
 Beginning of year                  360,128                741,847               280,009
                                 ----------            -----------            ----------
 End of year                       $604,595               $847,547              $334,546
                                 ==========            ===========            ==========

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account One (the "Account") is a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the Evergreen VA Diversified Capital Builder Fund, Evergreen VA Growth Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund, Evergreen VA Special Values Fund, Evergreen VA Fundamental Large Cap Fund, Hartford Advisers HLS Fund, Hartford LargeCap Growth HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Fundamental Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Equity HLS Fund, Hartford Global Health HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Growth HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap Growth HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford SmallCap Value HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Equity Income HLS Fund, BlackRock Global Growth V.I. Fund, BlackRock Large Cap Growth V.I. Fund, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Prudential Series International Growth, Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo Advantage VT C&B Large Cap Value Fund, Wells Fargo Advantage VT Large Company Core Fund, Wells Fargo Advantage VT International Core Fund, Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Money Market Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Small/Mid Cap Value Fund, and Wells Fargo Advantage VT Opportunity Fund.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2008.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover

-------------------------------------------------------------------------------

       greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

       g) FAIR VALUE MEASUREMENTS -- On January 1, 2008, the Account adopted Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS 157"). For financial statement elements currently required to be measured at fair value, SFAS 157 redefines fair value, establishes a framework for measuring fair value under U.S. GAAP, establishes a hierarchy based on the level of observable inputs used to measure fair value and enhances disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable liquid market price existed (an exit price).

       The following section applies the SFAS 157 fair value hierarchy and disclosure requirements to the Account's financial instruments that are carried at fair value. SFAS 157 establishes a fair value hierarchy that prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, and 3).

       LEVEL 1: Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open ended management investment companies ("mutual funds").

       LEVEL 2: Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities and some preferred stocks are model priced by vendors using observable inputs and are classified within Level 2. Also included in the Level 2 category are derivative instruments that are priced using models with observable market inputs, including interest rate, foreign currency and certain credit swap contracts.

       LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as highly structured and/or lower quality asset-backed securities ("ABS") and commercial mortgage-backed securities ("CMBS"), including ABS backed by sub-prime loans, and private placement debt and equity securities. Embedded derivatives and complex derivatives securities, including equity derivatives, longer dated interest rate swaps and certain complex credit derivatives are also included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the SFAS 157 Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       The adoption of SFAS 157 did not have a material impact on the results of the Account. As of December 31, 2008, the Account invests in mutual funds which are carried at fair value and represent Level 1 investments under the SFAS 157 hierarchy levels. There were no Level 2 or Level 3 investments in the Account.

       h) ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, AN INTERPRETATION OF FASB STATEMENT NO. 109 -- In July 2006, the FASB released "Accounting for Uncertainty in Income Taxes" ("FIN 48") to clarify accounting for income taxes recognized in the financial statements in accordance with FASB 109, "Accounting for Income Taxes." FIN 48 is effective for fiscal years beginning after December 15, 2006 and prescribes a comprehensive model for how an entity should recognize, measure, present and disclose in its financial statements uncertain tax positions that the entity has taken or expects to take on a tax return. Upon adoption, as of the first quarter of 2007, FIN 48 did not have an effect on the Account's financial condition.

       i) REGULATORY DEVELOPMENTS -- On July 23, 2007, the Hartford Financial Services Group (the "Parent Company") entered into an agreement with the New York Attorney General's Office, the Connecticut Attorney General's Office, and the Illinois Attorney General's Office to resolve the investigation by the New York Attorney General's Office of aspects of the Parent Company's variable annuity and mutual fund operations related to market timing.

       In May 2008, the Parent Company paid restitution to the Account to compensate certain variable annuity contract owners for market timing activities from 1998 through 2003. The restitution associated with this settlement is included in the accompanying statements of changes in net assets in the other settlements line item.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Company, as an insurer of variable annuity contracts, will charge an

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

       expense at a maximum annual rate of 1.60% of the contract's value for the mortality and expense risks undertaken by the Company.

       b) TAX EXPENSE CHARGE -- If applicable, the Company will make deductions at a maximum rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed on partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       c) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the range of $25 to $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows:

                                                 PURCHASES          PROCEEDS
SUB-ACCOUNT                                       AT COST          FROM SALES
--------------------------------------------------------------------------------
Evergreen VA Diversified Capital Builder
 Fund                                                 $551,451          $773,242
Evergreen VA Growth Fund                               213,538           621,139
Evergreen VA International Equity Fund               1,296,593         2,857,754
Evergreen VA Omega Fund                                481,783           837,510
Evergreen VA Special Values Fund                       964,419         2,401,306
Evergreen VA Fundamental Large Cap Fund                279,523           661,159
Hartford Advisers HLS Fund                         156,347,796       785,765,210
Hartford LargeCap Growth HLS Fund                    2,853,723           595,027
Hartford Total Return Bond HLS Fund                227,724,977       413,595,804
Hartford Capital Appreciation HLS Fund             695,206,010     1,077,683,872
Hartford Dividend and Growth HLS Fund              229,604,895       746,331,876
Hartford Fundamental Growth HLS Fund                27,229,483        26,862,138
Hartford Global Advisers HLS Fund                   39,736,059        59,253,176
Hartford Global Equity HLS Fund                     71,821,672        82,477,844
Hartford Global Health HLS Fund                     11,680,579        46,601,771
Hartford Global Growth HLS Fund                     55,360,860       130,763,787
Hartford Disciplined Equity HLS Fund                81,438,326       136,642,588
Hartford Growth HLS Fund                            32,990,576        88,923,642
Hartford Growth Opportunities HLS Fund              59,047,647       120,748,350
Hartford High Yield HLS Fund                        77,599,826       124,499,939
Hartford Index HLS Fund                             35,799,553       123,601,437
Hartford International Growth HLS Fund              66,419,395       139,762,789
Hartford International Small Company HLS
 Fund                                               24,483,512        71,143,632
Hartford International Opportunities HLS
 Fund                                              109,378,557       207,404,444
Hartford MidCap Growth HLS Fund                     24,520,833         3,754,948
Hartford MidCap HLS Fund                            32,189,116       145,511,825
Hartford MidCap Value HLS Fund                     113,474,252       143,684,533
Hartford Money Market HLS Fund                     875,992,922       499,955,911
Hartford SmallCap Value HLS Fund                     9,626,284         2,494,005
Hartford Small Company HLS Fund                     25,634,909       117,616,930
Hartford SmallCap Growth HLS Fund                   31,167,353        76,974,617
Hartford Stock HLS Fund                             87,600,931       424,722,332
Hartford U.S. Government Securities HLS Fund       386,809,900       402,784,229

-------------------------------------------------------------------------------

                                                 PURCHASES          PROCEEDS
SUB-ACCOUNT                                       AT COST          FROM SALES
--------------------------------------------------------------------------------
Hartford Value HLS Fund                            $32,811,800       $66,652,121
Hartford Value Opportunities HLS Fund               16,150,691        81,291,985
Hartford Equity Income HLS Fund                     42,898,303        63,182,580
BlackRock Global Growth V.I. Fund                      800,441         1,096,101
BlackRock Large Cap Growth V.I. Fund                    84,904           782,625
Jennison 20/20 Focus Portfolio                          32,906            94,486
Jennison Portfolio                                       6,300            33,230
Prudential Value Portfolio                              48,536            22,231
Prudential Series International Growth                  47,932            56,019
Wells Fargo Advantage VT Asset Allocation
 Fund                                                3,812,946         9,990,369
Wells Fargo Advantage VT Total Return Bond
 Fund                                                3,256,656         8,361,509
Wells Fargo Advantage VT Equity Income Fund          2,119,795         3,840,291
Wells Fargo Advantage VT C&B Large Cap Value
 Fund                                                  476,375         1,273,024
Wells Fargo Advantage VT Large Company Core
 Fund                                                   73,145           241,065
Wells Fargo Advantage VT International Core
 Fund                                                3,133,129         2,680,219
Wells Fargo Advantage VT Large Company
 Growth Fund                                         1,041,856         4,954,140
Wells Fargo Advantage VT Money Market Fund           8,187,287         4,097,885
Wells Fargo Advantage VT Small Cap Growth
 Fund                                                1,268,556         1,387,571
Wells Fargo Advantage VT Discovery Fund                225,675           130,047
Wells Fargo Advantage VT Small/Mid Cap Value
 Fund                                                  288,927           336,758
Wells Fargo Advantage VT Opportunity Fund              114,107            22,029
                                              ----------------  ----------------
                                                $3,712,407,520    $6,458,835,051
                                              ================  ================

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2008 were as follows:

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Evergreen VA Diversified
 Capital Builder Fund                555,725        801,211        (245,486)
Evergreen VA Growth Fund             219,510        640,802        (421,292)
Evergreen VA International
 Equity Fund                         924,199      2,299,474      (1,375,275)
Evergreen VA Omega Fund              749,932      1,267,078        (517,146)
Evergreen VA Special Values
 Fund                                617,123      1,642,147      (1,025,024)
Evergreen VA Fundamental
 Large Cap Fund                      205,885        526,696        (320,811)
Hartford Advisers HLS Fund        43,121,986    358,875,640    (315,753,654)
Hartford LargeCap Growth HLS
 Fund                                323,928         68,763         255,165
Hartford Total Return Bond
 HLS Fund                         84,869,619    231,956,602    (147,086,983)
Hartford Capital Appreciation
 HLS Fund                         73,501,766    329,350,873    (255,849,107)
Hartford Dividend and Growth
 HLS Fund                         60,477,045    355,664,451    (295,187,406)
Hartford Fundamental Growth
 HLS Fund                         18,718,385     24,885,859      (6,167,474)
Hartford Global Advisers HLS
 Fund                             20,565,482     41,828,564     (21,263,082)
Hartford Global Equity HLS
 Fund                             10,403,413    112,170,784    (101,767,371)
Hartford Global Health HLS
 Fund                              2,599,729     23,188,470     (20,588,741)
Hartford Global Growth HLS
 Fund                             29,999,929     96,912,598     (66,912,669)
Hartford Disciplined Equity
 HLS Fund                         26,871,866    125,138,767     (98,266,901)
Hartford Growth HLS Fund          20,311,215     69,718,074     (49,406,859)
Hartford Growth Opportunities
 HLS Fund                         27,834,098     74,564,341     (46,730,243)
Hartford High Yield HLS Fund      43,495,600     96,358,023     (52,862,423)

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Hartford Index HLS Fund           17,724,747     68,878,136     (51,153,389)
Hartford International Growth
 HLS Fund                         31,299,017     96,434,577     (65,135,560)
Hartford International Small
 Company HLS Fund                  9,178,821     36,038,294     (26,859,473)
Hartford International
 Opportunities HLS Fund           45,948,905    130,123,641     (84,174,736)
Hartford MidCap Growth HLS
 Fund                              2,974,326        525,238       2,449,088
Hartford MidCap HLS Fund           1,055,089     41,828,512     (40,773,423)
Hartford MidCap Value HLS
 Fund                             12,851,489     99,942,421     (87,090,932)
Hartford Money Market HLS
 Fund                            642,036,033    370,578,689     271,457,344
Hartford SmallCap Value HLS
 Fund                              1,058,213        290,113         768,100
Hartford Small Company HLS
 Fund                             19,779,058     79,063,698     (59,284,640)
Hartford SmallCap Growth HLS
 Fund                             23,913,819     64,524,779     (40,610,960)
Hartford Stock HLS Fund           43,821,251    211,368,541    (167,547,290)
Hartford U.S. Government
 Securities HLS Fund             298,787,945    283,752,623      15,035,322
Hartford Value HLS Fund           15,326,851     53,410,254     (38,083,403)
Hartford Value Opportunities
 HLS Fund                         10,516,953     64,937,769     (54,420,816)
Hartford Equity Income HLS
 Fund                             16,409,678     47,711,679     (31,302,001)
BlackRock Global Growth V.I.
 Fund                                584,650        882,098        (297,448)
BlackRock Large Cap Growth
 V.I. Fund                            74,584        809,704        (735,120)
Jennison 20/20 Focus
 Portfolio                            15,603         67,775         (52,172)
Jennison Portfolio                     7,491         39,765         (32,274)
Prudential Value Portfolio             3,490         16,665         (13,175)
Prudential Series
 International Growth                 14,283         43,719         (29,436)
Wells Fargo Advantage VT
 Asset Allocation Fund             1,390,043      8,162,290      (6,772,247)
Wells Fargo Advantage VT
 Total Return Bond Fund            2,039,097      6,663,444      (4,624,347)
Wells Fargo Advantage VT
 Equity Income Fund                  450,924      3,145,518      (2,694,594)
Wells Fargo Advantage VT C&B
 Large Cap Value Fund                421,130      1,111,175        (690,045)
Wells Fargo Advantage VT
 Large Company Core Fund              69,752        248,701        (178,949)
Wells Fargo Advantage VT
 International Core Fund           1,197,277      2,095,038        (897,761)
Wells Fargo Advantage VT
 Large Company Growth Fund         1,164,968      5,233,126      (4,068,158)
Wells Fargo Advantage VT
 Money Market Fund                 7,771,617      3,846,557       3,925,060
Wells Fargo Advantage VT
 Small Cap Growth Fund               324,338      1,065,853        (741,515)
Wells Fargo Advantage VT
 Discovery Fund                       17,129         10,004           7,125
Wells Fargo Advantage VT
 Small/Mid Cap Value Fund             17,219         30,433         (13,214)
Wells Fargo Advantage VT
 Opportunity Fund                      4,038          2,288           1,750

    The changes in units outstanding for the year ended December 31, 2007 were as follows:

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Evergreen VA Balanced Fund           755,493        645,468         110,025
Evergreen VA Growth Fund             799,084      1,424,422        (625,338)
Evergreen VA International
 Equity Fund                         877,749      2,298,185      (1,420,436)
Evergreen VA Omega Fund              261,405        872,489        (611,084)
Evergreen VA Special Values
 Fund                                434,088      1,063,123        (629,035)
Evergreen VA Fundamental
 Large Cap Fund                      415,626        837,387        (421,761)
Hartford Advisers HLS Fund        38,375,655    346,278,640    (307,902,985)
Hartford Total Return Bond
 HLS Fund                         97,872,649    122,612,059     (24,739,410)
Hartford Capital Appreciation
 HLS Fund                         39,447,526    328,935,691    (289,488,165)
Hartford Dividend and Growth
 HLS Fund                         61,819,331    272,343,495    (210,524,164)

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Hartford Fundamental Growth
 HLS Fund                         15,134,802     18,491,211      (3,356,409)
Hartford Global Advisers HLS
 Fund                             14,545,063     32,104,763     (17,559,700)
Hartford Global
 Communications HLS Fund             319,811      3,418,544      (3,098,733)
Hartford Global Financial
 Services HLS Fund                   576,366      4,006,172      (3,429,806)
Hartford Global Health HLS
 Fund                              1,700,218     20,258,161     (18,557,943)
Hartford Global Growth HLS
 Fund                             25,438,386     87,162,207     (61,723,821)
Hartford Global Technology
 HLS Fund                          1,786,727     28,029,748     (26,243,021)
Hartford Disciplined Equity
 HLS Fund                         28,130,279     98,390,717     (70,260,438)
Hartford Growth HLS Fund          19,576,858     62,316,755     (42,739,897)
Hartford Growth Opportunities
 HLS Fund                         60,860,421     53,327,003       7,533,418
Hartford High Yield HLS Fund      52,107,148     99,289,514     (47,182,366)
Hartford Index HLS Fund           17,019,198     72,291,338     (55,272,140)
Hartford International Growth
 HLS Fund                         40,954,449     64,226,053     (23,271,604)
Hartford International Small
 Company HLS Fund                 16,206,484     34,081,219     (17,874,735)
Hartford International
 Opportunities HLS Fund           39,093,022    112,716,236     (73,623,214)
Hartford MidCap HLS Fund           1,096,107     49,007,288     (47,911,181)
Hartford MidCap Value HLS
 Fund                              8,834,598     87,055,471     (78,220,873)
Hartford Money Market HLS
 Fund                            432,028,288    354,862,106      77,166,182
Hartford Mortgage Securities
 HLS Fund                         11,184,794     37,257,311     (26,072,517)
Hartford Small Company HLS
 Fund                             22,447,640     80,940,118     (58,492,478)
Hartford SmallCap Growth HLS
 Fund                             19,051,979     58,598,077     (39,546,098)
Hartford Stock HLS Fund           26,939,713    210,793,170    (183,853,457)
Hartford U.S. Government
 Securities HLS Fund              83,070,012     72,994,747      10,075,265
Hartford Value HLS Fund           26,536,845     57,836,227     (31,299,382)
Hartford Value Opportunities
 HLS Fund                         24,109,661     59,433,194     (35,323,533)
Hartford Equity Income HLS
 Fund                             34,467,007     66,002,276     (31,535,269)
BlackRock Global Growth V.I.
 Fund                                448,673        515,887         (67,214)
BlackRock Large Cap Growth V.
 I. Fund                             339,912        782,763        (442,851)
Jennison 20/20 Focus
 Portfolio                            26,199         64,759         (38,560)
Jennison Portfolio                    55,471        200,773        (145,302)
Prudential Value Portfolio            26,460        302,661        (276,201)
Prudential Series
 International Growth                 96,301        171,968         (75,667)
Wells Fargo Advantage VT
 Asset Allocation Fund               825,254      8,042,227      (7,216,973)
Wells Fargo Advantage VT
 Total Return Bond Fund            2,010,226      3,696,749      (1,686,523)
Wells Fargo Advantage VT
 Equity Income Fund                  412,133      2,612,698      (2,200,565)
Wells Fargo Advantage VT C&B
 Large Cap Value Fund                377,067        774,086        (397,019)
Wells Fargo Advantage VT
 Large Company Core Fund              98,218        237,114        (138,896)
Wells Fargo Advantage VT
 International Core Fund             660,594      1,753,208      (1,092,614)
Wells Fargo Advantage VT
 Large Company Growth Fund           841,716      4,404,723      (3,563,007)
Wells Fargo Advantage VT
 Money Market Fund                 2,805,488      4,519,984      (1,714,496)
Wells Fargo Advantage VT
 Small Cap Growth Fund               328,637      1,340,756      (1,012,119)
Wells Fargo Advantage VT
 Discovery Fund                       28,555         17,361          11,194
Wells Fargo Advantage VT
 Small/Mid Cap Value Fund             30,738         21,603           9,135
Wells Fargo Advantage VT
 Opportunity Fund                      5,026          1,789           3,237

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for each series in each Sub-Account that has outstanding units.

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED CAPITAL
 BUILDER FUND
 2008  Lowest contract charges             67,504     $0.596473           $40,264
    Highest contract charges               78,315      0.549126            43,005
    Remaining contract charges          1,495,068            --           845,620
 2007  Lowest contract charges             63,313      1.108514            70,182
    Highest contract charges                8,737      1.035468             9,047
    Remaining contract charges          1,814,323            --         1,916,461
 2006  Lowest contract charges             85,052      1.031638            87,743
    Highest contract charges                8,738      0.992178             8,668
    Remaining contract charges          1,682,558            --         1,693,816
 2005  Lowest contract charges            132,154      0.952874           125,925
    Highest contract charges                8,737      0.923312             8,067
    Remaining contract charges          1,979,104            --         1,848,541
 2004  Lowest contract charges            149,577      0.918234           137,347
    Highest contract charges               96,408      0.896880            86,466
    Remaining contract charges          2,256,860            --         2,041,574
EVERGREEN VA GROWTH FUND
 2008  Lowest contract charges            155,539      0.917532           142,712
    Highest contract charges                6,313      0.620765             3,919
    Remaining contract charges          1,224,588            --           798,265
 2007  Lowest contract charges            183,800      1.578175           290,069
    Highest contract charges                6,313      1.077942             6,805
    Remaining contract charges          1,617,619            --         1,815,497
 2006  Lowest contract charges            182,814      1.439068           263,082
    Highest contract charges                6,312      0.992301             6,277
    Remaining contract charges          2,243,944            --         2,300,073
 2005  Lowest contract charges            186,527      1.312338           244,801
    Highest contract charges                6,313      0.913552             5,767
    Remaining contract charges          2,360,517            --         2,215,638
 2004  Lowest contract charges            193,419      1.247480           241,286
    Highest contract charges               29,626      0.877128            25,986
    Remaining contract charges          1,401,272            --         1,266,145

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
EVERGREEN VA DIVERSIFIED CAPITAL
 BUILDER FUND
 2008  Lowest contract charges         1.25%             --           (46.19)%
    Highest contract charges           2.28%             --           (46.76)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.24%           4.66%            5.36%
    Highest contract charges           2.19%           4.18%            4.36%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.45%           2.44%            8.27%
    Highest contract charges           2.20%           2.47%            7.46%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         1.45%           2.34%            3.77%
    Highest contract charges           2.18%           1.61%            3.00%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         1.45%           0.95%            4.78%
    Highest contract charges           2.15%           0.95%            4.05%
    Remaining contract charges           --              --               --
EVERGREEN VA GROWTH FUND
 2008  Lowest contract charges         1.25%           0.03%          (41.86)%
    Highest contract charges           2.21%           0.03%          (42.41)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.25%             --             9.67%
    Highest contract charges           2.19%             --             8.63%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.25%             --             9.66%
    Highest contract charges           2.18%             --             8.62%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         1.25%             --             5.20%
    Highest contract charges           2.18%             --             4.20%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         1.25%             --            12.45%
    Highest contract charges           2.15%             --            11.44%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL
 EQUITY FUND
 2008  Lowest contract charges            224,773     $1.317960          $296,242
    Highest contract charges               11,472      0.760955             8,730
    Remaining contract charges          5,476,436            --         4,380,059
 2007  Lowest contract charges            277,053      2.280788           631,899
    Highest contract charges              237,616      1.336156           317,492
    Remaining contract charges          6,573,287            --         9,213,972
 2006  Lowest contract charges            261,431      2.008199           525,005
    Highest contract charges              358,391      1.187683           425,653
    Remaining contract charges          7,888,570            --         9,766,696
 2005  Lowest contract charges            343,556      1.651053           567,226
    Highest contract charges              243,267      0.985775           239,807
    Remaining contract charges          7,849,754            --         7,985,419
 2004  Lowest contract charges            378,896      1.441267           546,090
    Highest contract charges              170,406      0.868724           148,036
    Remaining contract charges          5,483,750            --         4,904,044
EVERGREEN VA OMEGA FUND
 2008  Lowest contract charges            210,688      0.668769           140,901
    Highest contract charges                9,211      0.492323             4,535
    Remaining contract charges          1,993,538            --         1,014,777
 2007  Lowest contract charges            191,926      0.931531           178,786
    Highest contract charges               99,205      0.694724            68,920
    Remaining contract charges          2,439,452            --         1,737,869
 2006  Lowest contract charges            201,336      0.843741           169,875
    Highest contract charges              134,868      0.634304            85,547
    Remaining contract charges          3,005,463            --         1,947,994
 2005  Lowest contract charges            200,388      0.807099           161,733
    Highest contract charges              135,732      0.611631            83,018
    Remaining contract charges          3,784,505            --         2,355,769
 2004  Lowest contract charges            188,791      0.788151           148,797
    Highest contract charges              136,178      0.602067            81,988
    Remaining contract charges          4,319,797            --         2,636,503

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
EVERGREEN VA INTERNATIONAL
 EQUITY FUND
 2008  Lowest contract charges         1.26%             --           (42.22)%
    Highest contract charges           2.28%             --           (42.82)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.25%           2.20%           13.57%
    Highest contract charges           2.20%           2.29%           12.50%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.25%           3.19%           21.63%
    Highest contract charges           2.20%           4.34%           20.48%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         1.25%           2.37%           14.56%
    Highest contract charges           2.19%           2.69%           13.47%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         1.25%           1.23%           17.73%
    Highest contract charges           2.16%           3.60%           16.62%
    Remaining contract charges           --              --               --
EVERGREEN VA OMEGA FUND
 2008  Lowest contract charges         1.40%             --           (28.21)%
    Highest contract charges           2.28%             --           (28.85)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.40%           0.54%           10.41%
    Highest contract charges           2.20%           0.55%            9.53%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.40%             --             4.54%
    Highest contract charges           2.20%             --             3.71%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         1.40%           0.19%            2.40%
    Highest contract charges           2.19%           0.19%            1.59%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         1.39%             --             5.72%
    Highest contract charges           2.16%             --             4.88%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND
 2008  Lowest contract charges             12,107     $1.329223           $16,093
    Highest contract charges                8,372      0.964433             8,074
    Remaining contract charges          2,764,377            --         3,043,020
 2007  Lowest contract charges             12,366      1.959381            24,227
    Highest contract charges              127,219      1.442428           183,505
    Remaining contract charges          3,670,295            --         5,928,304
 2006  Lowest contract charges             13,746      2.145281            29,490
    Highest contract charges              204,872      1.594356           326,639
    Remaining contract charges          4,220,297            --         7,446,972
 2005  Lowest contract charges             13,759      1.787161            24,593
    Highest contract charges              115,269      1.340881           154,561
    Remaining contract charges          4,392,965            --         6,507,426
 2004  Lowest contract charges              1,396      1.633806             2,281
    Highest contract charges               87,950      1.237521           108,840
    Remaining contract charges          3,070,117            --         4,238,319
EVERGREEN VA FUNDAMENTAL LARGE
 CAP FUND
 2008  Lowest contract charges                149      0.931061               139
    Highest contract charges                9,193      0.874909             8,043
    Remaining contract charges          1,548,305            --         1,443,739
 2007  Lowest contract charges            243,325      1.462116           355,769
    Highest contract charges               13,222      1.331900            17,611
    Remaining contract charges          1,621,911            --         2,274,204
 2006  Lowest contract charges            268,797      1.367151           367,486
    Highest contract charges               13,327      1.257282            16,794
    Remaining contract charges          2,018,095            --         2,677,952
 2005  Lowest contract charges            286,517      1.228645           352,066
    Highest contract charges               11,752      1.140692            13,405
    Remaining contract charges          2,156,214            --         2,587,475
 2004  Lowest contract charges            324,953      1.141248           370,850
    Highest contract charges               48,542      1.130022            54,854
    Remaining contract charges          1,863,766            --         2,102,523

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND
 2008  Lowest contract charges         1.25%           1.22%          (32.16)%
    Highest contract charges           2.27%           1.64%          (32.87)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.24%           0.99%           (8.67)%
    Highest contract charges           2.20%           1.35%           (9.53)%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.25%           0.79%           20.04%
    Highest contract charges           2.20%           1.00%           18.90%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         1.23%           1.07%            9.39%
    Highest contract charges           2.19%           1.12%            8.35%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         1.26%           1.02%           18.88%
    Highest contract charges           2.17%           2.07%           17.76%
    Remaining contract charges           --              --               --
EVERGREEN VA FUNDAMENTAL LARGE
 CAP FUND
 2008  Lowest contract charges         1.34%           2.48%          (33.68)%
    Highest contract charges           2.21%           1.55%          (34.31)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.25%           1.11%            6.95%
    Highest contract charges           2.19%           1.12%            5.94%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.25%           1.24%           11.27%
    Highest contract charges           2.20%           1.32%           10.22%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         1.25%           0.92%            7.66%
    Highest contract charges           2.16%           1.56%            6.64%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         1.25%           1.16%            7.85%
    Highest contract charges           2.14%           2.35%            6.89%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 2008  Lowest contract charges             58,056     $0.856668           $49,735
    Highest contract charges               50,568      0.805751            40,745
    Remaining contract charges      1,109,253,828            --     1,962,068,185
 2007  Lowest contract charges             58,052      1.258189            73,039
    Highest contract charges               24,166      1.206763            29,162
    Remaining contract charges      1,425,033,888            --     3,719,854,361
 2006  Lowest contract charges             58,051      1.184617            68,768
    Highest contract charges               14,050      1.053479            14,799
    Remaining contract charges      1,732,946,990            --     4,345,442,792
 2005  Lowest contract charges             58,051      1.074372            62,373
    Highest contract charges               12,606      0.976191            12,305
    Remaining contract charges      2,115,972,255            --     4,930,312,830
 2004  Lowest contract charges             69,021      1.005892            69,428
    Highest contract charges               43,754      1.022902            44,756
    Remaining contract charges      2,480,350,210            --     5,697,230,216
HARTFORD LARGECAP GROWTH HLS
 FUND
 2008  Lowest contract charges              1,888      6.360057            12,006
    Highest contract charges                6,477      6.428936            41,642
    Remaining contract charges            246,800            --         1,575,048
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2008  Lowest contract charges             12,941      1.316589            17,038
    Highest contract charges               42,968      1.285266            55,225
    Remaining contract charges        659,540,091            --     1,157,114,634
 2007  Lowest contract charges             12,938      1.430981            18,515
    Highest contract charges              290,767      1.427293           415,009
    Remaining contract charges        806,379,278            --     1,535,749,184
 2006  Lowest contract charges             12,938      1.372618            17,759
    Highest contract charges              182,708      1.395328           254,938
    Remaining contract charges        831,226,748            --     1,545,088,723
 2005  Lowest contract charges             12,938      1.314966            17,012
    Highest contract charges              143,519      1.362355           195,524
    Remaining contract charges        904,269,666            --     1,642,971,456
 2004  Lowest contract charges             12,939      1.288675            16,672
    Highest contract charges              171,651      1.360735           233,572
    Remaining contract charges        861,557,017            --     1,600,307,749

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
HARTFORD ADVISERS HLS FUND
 2008  Lowest contract charges         0.40%           3.19%          (31.91)%
    Highest contract charges           2.36%           2.54%          (33.23)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.40%           2.26%            6.21%
    Highest contract charges           2.30%          18.71%            4.16%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.40%           2.44%           10.26%
    Highest contract charges           2.30%           2.15%            7.92%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.40%           3.27%            6.81%
    Highest contract charges           2.29%           3.47%            4.54%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.40%           2.08%            3.33%
    Highest contract charges           2.34%           2.46%            1.34%
    Remaining contract charges           --              --               --
HARTFORD LARGECAP GROWTH HLS
 FUND
 2008  Lowest contract charges         0.67%           3.08%          (38.85)%
    Highest contract charges           1.67%           4.79%          (39.55)%
    Remaining contract charges           --              --               --
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2008  Lowest contract charges         0.40%           6.84%           (7.99)%
    Highest contract charges           2.36%           5.36%           (9.77)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.40%           5.31%            4.25%
    Highest contract charges           2.29%           6.00%            2.29%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.40%           5.00%            4.38%
    Highest contract charges           2.30%           4.96%            2.42%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.40%           7.39%            2.04%
    Highest contract charges           2.30%           6.79%            0.12%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.40%           4.62%            4.21%
    Highest contract charges           2.27%           4.10%            2.25%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2008  Lowest contract charges            249,370     $1.010492          $251,986
    Highest contract charges               58,278      1.352692            78,832
    Remaining contract charges      1,139,955,655            --     2,762,925,864
 2007  Lowest contract charges            259,386      1.864788           483,696
    Highest contract charges            1,137,656      2.550705         2,901,826
    Remaining contract charges      1,394,715,368            --     6,243,708,798
 2006  Lowest contract charges            260,904      1.602581           418,120
    Highest contract charges            1,225,025      2.234095         2,736,820
    Remaining contract charges      1,684,114,647            --     6,501,139,868
 2005  Lowest contract charges            264,832      1.379752           365,399
    Highest contract charges            1,664,531      1.960362         3,263,083
    Remaining contract charges      2,006,147,874            --     6,717,973,125
 2004  Lowest contract charges            385,882      1.198906           462,633
    Highest contract charges            1,758,558      1.736063         3,052,968
    Remaining contract charges      2,227,221,932            --     6,722,637,278
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 2008  Lowest contract charges             39,811      1.059185            42,167
    Highest contract charges              147,401      1.045601           154,122
    Remaining contract charges      1,213,645,003            --     2,036,202,874
 2007  Lowest contract charges             51,112      1.573866            80,443
    Highest contract charges               20,475      1.584338            32,439
    Remaining contract charges      1,508,948,034            --     3,776,307,363
 2006  Lowest contract charges             52,868      1.459674            77,170
    Highest contract charges               58,021      1.298113            75,314
    Remaining contract charges      1,719,432,896            --     4,059,301,116
 2005  Lowest contract charges             55,145      1.217612            67,145
    Highest contract charges               48,430      1.106360            53,581
    Remaining contract charges      1,944,019,672            --     3,902,710,533
 2004  Lowest contract charges             45,393      1.153738            52,371
    Highest contract charges              134,536      1.071092           144,100
    Remaining contract charges      1,917,970,358            --     3,791,810,865

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2008  Lowest contract charges         0.40%           1.79%          (45.81)%
    Highest contract charges           2.35%           2.23%          (46.86)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.40%           0.12%           16.36%
    Highest contract charges           2.30%           0.12%           14.17%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.40%           1.39%           16.15%
    Highest contract charges           2.30%           1.12%           13.96%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.40%           0.95%           15.08%
    Highest contract charges           2.29%           0.94%           12.92%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.40%           0.41%           18.89%
    Highest contract charges           2.28%           0.56%           16.65%
    Remaining contract charges           --              --               --
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 2008  Lowest contract charges         0.40%           1.94%          (32.70)%
    Highest contract charges           2.35%           2.43%          (34.00)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.40%           1.68%            7.82%
    Highest contract charges           2.30%          14.16%            5.74%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.40%           1.80%           19.88%
    Highest contract charges           2.30%           1.48%           17.33%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.40%           1.92%            5.54%
    Highest contract charges           2.29%           1.59%            3.29%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.40%           1.86%           11.97%
    Highest contract charges           2.29%           1.48%            9.59%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
HARTFORD FUNDAMENTAL GROWTH HLS
 FUND
 2008  Lowest contract charges            671,510     $0.795823          $534,403
    Highest contract charges               13,828      0.702234             9,711
    Remaining contract charges         42,580,900            --        31,768,434
 2007  Lowest contract charges            718,162      1.365451           980,616
    Highest contract charges                3,599      1.226197             4,413
    Remaining contract charges         48,711,951            --        62,894,298
 2006  Lowest contract charges          1,043,288      1.195607         1,247,362
    Highest contract charges               16,137      1.092646            17,630
    Remaining contract charges         51,730,696            --        58,959,152
 2005  Lowest contract charges          1,411,875      1.098391         1,550,791
    Highest contract charges               16,384      1.021526            16,737
    Remaining contract charges         66,079,113            --        69,746,595
 2004  Lowest contract charges          1,510,744      1.007687         1,522,358
    Highest contract charges                4,358      0.953726             4,156
    Remaining contract charges         69,833,842            --        68,214,236
HARTFORD GLOBAL ADVISERS HLS
 FUND
 2008  Lowest contract charges          2,405,040      1.015760         2,442,944
    Highest contract charges               81,580      0.770641            62,869
    Remaining contract charges        107,495,626            --       134,888,071
 2007  Lowest contract charges          3,296,488      1.516962         5,000,645
    Highest contract charges               75,943      1.171232            88,947
    Remaining contract charges        127,872,897            --       239,628,548
 2006  Lowest contract charges          3,505,215      1.311559         4,597,296
    Highest contract charges               10,665      1.030536            10,989
    Remaining contract charges        145,289,147            --       239,574,064
 2005  Lowest contract charges          3,871,859      1.214766         4,703,400
    Highest contract charges               27,199      0.971333            26,420
    Remaining contract charges        174,181,883            --       268,493,148
 2004  Lowest contract charges          3,737,800      1.184600         4,427,799
    Highest contract charges               28,360      0.963940            27,338
    Remaining contract charges        206,839,625            --       312,904,415
HARTFORD GLOBAL EQUITY HLS FUND
 2008  Lowest contract charges             77,555      6.191713           480,198
    Highest contract charges                  666      6.111707             4,070
    Remaining contract charges          5,852,108            --        35,980,834

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
HARTFORD FUNDAMENTAL GROWTH HLS
 FUND
 2008  Lowest contract charges         0.80%           0.24%          (41.72)%
    Highest contract charges           2.30%             --           (42.73)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.80%           0.05%           14.21%
    Highest contract charges           2.31%           0.03%           12.22%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.80%           0.80%            8.85%
    Highest contract charges           2.30%           0.52%            6.96%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.80%           1.83%            9.00%
    Highest contract charges           2.29%           1.47%            7.11%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.80%           0.32%            2.34%
    Highest contract charges           2.26%             --             0.57%
    Remaining contract charges           --              --               --
HARTFORD GLOBAL ADVISERS HLS
 FUND
 2008  Lowest contract charges         0.80%           3.98%          (33.04)%
    Highest contract charges           2.30%           3.88%          (34.20)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.80%           0.89%           15.66%
    Highest contract charges           2.24%           2.18%           13.65%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.80%           2.91%            7.97%
    Highest contract charges           2.30%           2.33%            6.10%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.80%           3.66%            2.55%
    Highest contract charges           2.29%           3.28%            0.77%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.80%           0.02%           11.85%
    Highest contract charges           2.25%             --             9.91%
    Remaining contract charges           --              --               --
HARTFORD GLOBAL EQUITY HLS FUND
 2008  Lowest contract charges         0.67%           1.74%          (40.99)%
    Highest contract charges           1.92%           2.61%          (41.60)%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
 2008  Lowest contract charges            936,629     $1.726221        $1,616,828
    Highest contract charges                3,108      1.531774             4,761
    Remaining contract charges         56,855,347            --        91,909,193
 2007  Lowest contract charges          1,295,132      2.337661         3,027,575
    Highest contract charges               17,094      2.077724            35,518
    Remaining contract charges         77,071,599            --       170,001,153
 2006  Lowest contract charges          1,549,418      2.220498         3,440,481
    Highest contract charges               13,216      2.008463            26,552
    Remaining contract charges         95,379,134            --       201,371,197
 2005  Lowest contract charges          1,780,113      2.013151         3,583,636
    Highest contract charges               15,367      1.853044            28,475
    Remaining contract charges        114,224,545            --       220,260,788
 2004  Lowest contract charges          2,160,971      1.805011         3,900,574
    Highest contract charges               22,379      1.690766            37,837
    Remaining contract charges        135,320,204            --       235,867,800
HARTFORD GLOBAL GROWTH HLS FUND
 2008  Lowest contract charges          9,080,093      0.845182         7,674,331
    Highest contract charges              274,273      0.511208           140,211
    Remaining contract charges        267,823,956            --       234,015,511
 2007  Lowest contract charges         11,047,741      1.792067        19,798,291
    Highest contract charges               97,467      1.103136           107,519
    Remaining contract charges        332,945,783            --       614,465,493
 2006  Lowest contract charges         13,384,065      1.444593        19,334,527
    Highest contract charges               51,327      0.904949            46,450
    Remaining contract charges        392,379,420            --       588,535,882
 2005  Lowest contract charges             74,769      1.183402            88,482
    Highest contract charges               57,306      0.813279            46,606
    Remaining contract charges        466,392,174            --       619,001,709
 2004  Lowest contract charges         16,308,220      1.253542        20,443,039
    Highest contract charges               68,905      0.813217            56,035
    Remaining contract charges        467,700,671            --       618,924,493

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
 2008  Lowest contract charges         0.80%           0.39%          (26.16)%
    Highest contract charges           2.31%           1.35%          (27.29)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.80%           0.10%            5.28%
    Highest contract charges           2.29%             --             3.45%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.80%           0.06%           10.30%
    Highest contract charges           2.30%             --             8.39%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.80%           0.07%           11.53%
    Highest contract charges           2.29%             --             9.60%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.80%           0.06%           11.91%
    Highest contract charges           2.28%             --             9.96%
    Remaining contract charges           --              --               --
HARTFORD GLOBAL GROWTH HLS FUND
 2008  Lowest contract charges         0.80%           0.63%          (52.84)%
    Highest contract charges           2.31%           0.50%          (53.66)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.80%           0.05%           24.05%
    Highest contract charges           2.29%           0.05%           21.90%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.80%           0.75%           13.24%
    Highest contract charges           2.30%           0.44%           11.27%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.39%           3.23%            2.18%
    Highest contract charges           2.29%           0.42%            0.01%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.80%           0.57%           18.24%
    Highest contract charges           2.24%           1.06%           16.19%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2008  Lowest contract charges             18,952     $0.764335           $14,486
    Highest contract charges               10,645      0.801102             8,528
    Remaining contract charges        412,597,789            --       327,557,088
 2007  Lowest contract charges             31,731      1.223354            38,817
    Highest contract charges              125,720      1.310113           164,707
    Remaining contract charges        510,736,836            --       656,548,910
 2006  Lowest contract charges             33,662      1.133664            38,161
    Highest contract charges              158,971      1.237353           196,708
    Remaining contract charges        580,962,093            --       702,171,083
 2005  Lowest contract charges             36,490      1.012174            36,933
    Highest contract charges              168,145      1.125954           189,324
    Remaining contract charges        637,953,524            --       699,389,426
 2004  Lowest contract charges             36,487      0.953484            34,794
    Highest contract charges              140,163      1.081024           151,520
    Remaining contract charges        577,210,610            --       607,968,518
HARTFORD GROWTH HLS FUND
 2008  Lowest contract charges          5,338,826      0.912708         4,872,789
    Highest contract charges               82,671      0.814928            67,371
    Remaining contract charges        170,455,479            --       146,757,072
 2007  Lowest contract charges          6,780,686      1.580478        10,716,726
    Highest contract charges               70,240      1.436132           100,873
    Remaining contract charges        218,432,909            --       328,272,767
 2006  Lowest contract charges          8,521,860      1.364233        11,625,803
    Highest contract charges              154,582      1.275175           197,116
    Remaining contract charges        259,347,290            --       339,544,517
 2005  Lowest contract charges          9,550,737      1.314555        12,554,965
    Highest contract charges               35,762      1.237093            44,241
    Remaining contract charges        289,950,901            --       369,000,855
 2004  Lowest contract charges          6,747,647      1.266047         8,542,836
    Highest contract charges               43,546      1.212349            52,793
    Remaining contract charges        248,427,412            --       307,199,498

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2008  Lowest contract charges         0.40%           0.84%          (37.52)%
    Highest contract charges           2.35%           1.28%          (38.73)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.40%           1.02%            7.91%
    Highest contract charges           2.30%           0.90%            5.88%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.40%           1.11%           12.00%
    Highest contract charges           2.30%           1.10%            9.89%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.40%           1.19%            6.16%
    Highest contract charges           2.29%           1.26%            4.16%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.40%           1.16%            7.98%
    Highest contract charges           2.28%          (2.15)%           5.95%
    Remaining contract charges           --              --               --
HARTFORD GROWTH HLS FUND
 2008  Lowest contract charges         0.80%           0.24%          (42.25)%
    Highest contract charges           2.31%             --           (43.26)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.80%           0.02%           15.85%
    Highest contract charges           2.21%             --            13.84%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.80%           0.05%            3.78%
    Highest contract charges           2.30%           0.05%            2.23%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.80%             --             3.83%
    Highest contract charges           2.30%             --             2.04%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.80%             --            11.60%
    Highest contract charges           2.26%             --             9.66%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2008  Lowest contract charges          1,781,252     $1.136210        $2,023,876
    Highest contract charges               44,008      1.028077            45,244
    Remaining contract charges        177,157,385            --       190,113,800
 2007  Lowest contract charges          2,157,650      2.107948         4,548,215
    Highest contract charges               65,181      1.915846           124,876
    Remaining contract charges        223,490,057            --       448,182,685
 2006  Lowest contract charges          2,110,681      1.638923         3,459,244
    Highest contract charges               29,546      1.515854            44,787
    Remaining contract charges        216,039,243            --       339,831,586
 2005  Lowest contract charges          1,684,494      1.474378         2,483,582
    Highest contract charges               23,338      1.387503            32,381
    Remaining contract charges        220,377,309            --       314,347,967
 2004  Lowest contract charges            714,000      1.277822           912,363
    Highest contract charges                3,364      1.223730             4,117
    Remaining contract charges        162,638,414            --       202,879,242
HARTFORD HIGH YIELD HLS FUND
 2008  Lowest contract charges          4,425,078      1.058467         4,683,799
    Highest contract charges                   79      0.979206                77
    Remaining contract charges        198,195,880            --       198,989,349
 2007  Lowest contract charges          5,661,411      1.427054         8,079,140
    Highest contract charges              106,092      1.256502           133,304
    Remaining contract charges        249,715,957            --       340,595,997
 2006  Lowest contract charges          6,621,944      1.399506         9,267,451
    Highest contract charges               17,010      1.253995            21,327
    Remaining contract charges        296,026,871            --       398,562,949
 2005  Lowest contract charges          7,595,721      1.269021         9,639,130
    Highest contract charges              159,569      1.231061           196,439
    Remaining contract charges        329,174,859            --       405,286,769
 2004  Lowest contract charges          8,245,659      1.252573        10,328,292
    Highest contract charges                6,224      1.162544             7,236
    Remaining contract charges        385,958,173            --       473,215,788
HARTFORD INDEX HLS FUND
 2008  Lowest contract charges             16,620      0.774539            12,873
    Highest contract charges              152,827      0.595405            90,994
    Remaining contract charges        158,492,931            --       252,728,764
 2007  Lowest contract charges             16,621      1.236554            20,552
    Highest contract charges              156,227      0.971269           151,738
    Remaining contract charges        209,642,919            --       527,201,183
 2006  Lowest contract charges             16,620      1.180119            19,614
    Highest contract charges               71,204      1.125560            80,139
    Remaining contract charges        265,000,083            --       639,089,139
 2005  Lowest contract charges             16,620      1.026231            17,055
    Highest contract charges              136,806      0.997555           136,472
    Remaining contract charges        323,091,011            --       696,138,932
 2004  Lowest contract charges             16,622      0.985951            16,387
    Highest contract charges               88,220      0.976788            86,172
    Remaining contract charges        360,158,083            --       785,726,862

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2008  Lowest contract charges         0.80%           0.34%          (46.10)%
    Highest contract charges           2.36%           0.35%          (46.93)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.80%           0.15%           28.62%
    Highest contract charges           2.29%           0.03%           26.39%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.80%           0.78%           11.16%
    Highest contract charges           2.30%           0.46%            9.25%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.79%           0.30%           15.38%
    Highest contract charges           2.25%             --            13.38%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.80%             --            16.25%
    Highest contract charges           2.26%             --            14.24%
    Remaining contract charges           --              --               --
HARTFORD HIGH YIELD HLS FUND
 2008  Lowest contract charges         0.80%           9.04%          (25.83)%
    Highest contract charges           2.82%          16.93%          (26.97)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.80%           7.04%            1.97%
    Highest contract charges           2.26%          21.69%            0.20%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.80%          14.58%           10.28%
    Highest contract charges           2.29%          15.94%            8.37%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.80%           6.51%            1.31%
    Highest contract charges           2.29%           6.58%           (0.20)%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.80%           4.86%            6.55%
    Highest contract charges           2.27%           5.69%            4.70%
    Remaining contract charges           --              --               --
HARTFORD INDEX HLS FUND
 2008  Lowest contract charges         0.40%           2.22%          (37.36)%
    Highest contract charges           2.31%           1.91%          (38.70)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.40%           1.68%            4.78%
    Highest contract charges           2.27%           7.94%            2.55%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.40%           1.76%           15.00%
    Highest contract charges           2.31%           1.35%           12.83%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.40%           1.93%            4.09%
    Highest contract charges           2.29%           2.24%            2.13%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.40%           4.06%            9.95%
    Highest contract charges           2.27%           2.05%            7.88%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
HARTFORD INTERNATIONAL GROWTH
 HLS FUND
 2008  Lowest contract charges          4,637,052     $0.891351        $4,133,241
    Highest contract charges              356,506      0.786532           280,403
    Remaining contract charges        234,821,741            --       196,174,029
 2007  Lowest contract charges          5,676,221      2.078935        11,800,493
    Highest contract charges              177,309      1.866941           331,026
    Remaining contract charges        299,097,329            --       587,684,333
 2006  Lowest contract charges          5,047,842      1.691257         8,537,199
    Highest contract charges               35,319      1.545615            54,590
    Remaining contract charges        323,139,302            --       520,469,198
 2005  Lowest contract charges          3,793,440      1.373957         5,212,029
    Highest contract charges               31,764      1.277805            40,588
    Remaining contract charges        306,230,839            --       403,747,509
 2004  Lowest contract charges          1,705,242      1.304632         2,224,711
    Highest contract charges               21,694      1.234745            26,787
    Remaining contract charges        187,177,854            --       236,768,127
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2008  Lowest contract charges            498,011      1.452040           723,132
    Highest contract charges               24,477      1.281243            31,362
    Remaining contract charges         58,149,856            --        79,293,980
 2007  Lowest contract charges             35,563      2.611404            92,870
    Highest contract charges               18,040      2.283426            41,192
    Remaining contract charges         85,478,214            --       205,811,845
 2006  Lowest contract charges            664,860      2.351455         1,563,389
    Highest contract charges                9,593      2.148944            20,608
    Remaining contract charges        102,732,100            --       230,578,459
 2005  Lowest contract charges            469,120      1.832652           859,737
    Highest contract charges                3,678      1.704431             6,268
    Remaining contract charges         95,644,370            --       168,582,135
 2004  Lowest contract charges            224,936      1.557691           350,389
    Highest contract charges                3,941      1.474252             5,811
    Remaining contract charges         60,890,911            --        91,881,426

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
HARTFORD INTERNATIONAL GROWTH
 HLS FUND
 2008  Lowest contract charges         0.80%           0.89%          (57.13)%
    Highest contract charges           2.30%           0.76%          (57.87)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.80%           0.75%           22.92%
    Highest contract charges           2.28%           1.06%           20.79%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.80%           0.95%           23.09%
    Highest contract charges           2.30%           0.45%           20.96%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.79%           1.05%            5.31%
    Highest contract charges           2.29%           0.57%            3.49%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.79%             --            23.72%
    Highest contract charges           2.25%             --            21.58%
    Remaining contract charges           --              --               --
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2008  Lowest contract charges         0.80%           1.08%          (42.90)%
    Highest contract charges           2.30%           1.08%          (43.89)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.40%           3.43%            8.57%
    Highest contract charges           2.29%           1.48%            6.26%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.80%           2.22%           28.31%
    Highest contract charges           2.30%           1.57%           26.08%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.79%           3.16%           17.65%
    Highest contract charges           2.29%           2.26%           15.61%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.80%             --            16.03%
    Highest contract charges           2.26%             --            14.02%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2008  Lowest contract charges          4,622,918     $1.018898        $4,710,282
    Highest contract charges              269,225      0.976544           262,910
    Remaining contract charges        389,474,370            --       482,919,435
 2007  Lowest contract charges              4,418      1.992965             8,805
    Highest contract charges               90,760      1.734709           157,442
    Remaining contract charges        478,446,071            --     1,034,622,652
 2006  Lowest contract charges              5,106      1.570299             8,019
    Highest contract charges                4,175      1.396518             5,829
    Remaining contract charges        552,155,183            --       950,929,208
 2005  Lowest contract charges              5,106      1.266757             6,471
    Highest contract charges            3,013,215      1.152197         3,471,817
    Remaining contract charges        582,925,236            --       832,258,656
 2004  Lowest contract charges              5,104      1.109605             5,666
    Highest contract charges            2,375,030      1.030653         2,447,832
    Remaining contract charges        562,540,865            --       737,875,784
HARTFORD MIDCAP GROWTH HLS FUND
 2008  Lowest contract charges              8,081      5.773248            46,653
    Highest contract charges                8,758      5.882328            51,515
    Remaining contract charges          2,432,249            --        14,170,006
HARTFORD MIDCAP HLS FUND
 2008  Lowest contract charges          3,224,968      1.945557         6,274,360
    Highest contract charges               13,388      1.083371            14,504
    Remaining contract charges        132,074,892            --       343,727,396
 2007  Lowest contract charges          4,108,261      3.032307        12,457,510
    Highest contract charges               10,099      1.718555            17,355
    Remaining contract charges        171,968,311            --       695,560,092
 2006  Lowest contract charges          5,023,966      2.651064        13,318,856
    Highest contract charges               10,177      1.529019            15,562
    Remaining contract charges        218,963,709            --       778,396,300
 2005  Lowest contract charges          5,840,837      2.391519        13,968,473
    Highest contract charges               27,938      1.403705            39,217
    Remaining contract charges        266,633,308            --       859,830,782
 2004  Lowest contract charges          6,754,714      2.064266        13,943,521
    Highest contract charges               21,741      1.233002            26,807
    Remaining contract charges        312,112,327            --       873,909,530

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2008  Lowest contract charges         0.80%           1.98%          (42.71)%
    Highest contract charges           2.31%           1.46%          (43.71)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.40%           1.13%           26.92%
    Highest contract charges           2.28%           1.96%           24.22%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.40%           2.70%           23.96%
    Highest contract charges           3.42%             --            21.33%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.40%             --            14.16%
    Highest contract charges           2.24%             --            11.79%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.39%           0.84%           17.61%
    Highest contract charges           2.22%           1.12%           15.17%
    Remaining contract charges           --              --               --
HARTFORD MIDCAP GROWTH HLS FUND
 2008  Lowest contract charges         0.67%           0.80%          (43.73)%
    Highest contract charges           1.69%           1.01%          (44.35)%
    Remaining contract charges           --              --               --
HARTFORD MIDCAP HLS FUND
 2008  Lowest contract charges         0.80%           0.48%          (35.84)%
    Highest contract charges           2.31%           0.25%          (36.96)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.80%           0.45%           14.38%
    Highest contract charges           2.29%           0.23%           12.40%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.80%           1.04%           10.85%
    Highest contract charges           2.31%           0.35%            8.93%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.80%           0.39%           15.85%
    Highest contract charges           2.29%           0.07%           13.85%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.80%           0.26%           15.51%
    Highest contract charges           2.29%           0.15%           13.51%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
 2008  Lowest contract charges          9,728,266     $1.079084       $10,497,616
    Highest contract charges               18,153      0.966157            17,538
    Remaining contract charges        251,421,719            --       255,062,503
 2007  Lowest contract charges              5,337      1.868477             9,971
    Highest contract charges              246,738      1.633867           403,137
    Remaining contract charges        348,006,995            --       601,227,302
 2006  Lowest contract charges              7,890      1.836864            14,494
    Highest contract charges               21,908      1.641155            35,958
    Remaining contract charges        426,450,146            --       732,768,892
 2005  Lowest contract charges              7,890      1.564501            12,343
    Highest contract charges                9,041      1.428172            12,912
    Remaining contract charges        510,154,563            --       755,207,381
 2004  Lowest contract charges              7,889      1.428140            11,269
    Highest contract charges                9,574      1.332026            12,753
    Remaining contract charges        612,020,788            --       836,819,540
HARTFORD MONEY MARKET HLS FUND
 2008  Lowest contract charges             55,393      1.178703            65,292
    Highest contract charges              267,957      1.092237           292,672
    Remaining contract charges        676,462,734            --       962,393,031
 2007  Lowest contract charges             95,842      1.158680           111,059
    Highest contract charges                   32      1.094892                35
    Remaining contract charges        405,232,866            --       586,603,134
 2006  Lowest contract charges            177,253      1.108511           196,487
    Highest contract charges               23,778      0.985873            23,453
    Remaining contract charges        327,961,526            --       467,011,109
 2005  Lowest contract charges                944      1.062963             1,016
    Highest contract charges               22,172      0.965887            21,415
    Remaining contract charges        292,511,953            --       407,864,229
 2004  Lowest contract charges                942      1.037708               989
    Highest contract charges               15,514      0.963422            14,947
    Remaining contract charges        317,378,466            --       443,754,331
HARTFORD SMALLCAP VALUE HLS FUND
 2008  Lowest contract charges              3,570      7.662823            27,353
    Highest contract charges                  501      7.551728             3,780
    Remaining contract charges            764,029            --         5,813,317

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
 2008  Lowest contract charges         0.80%           0.68%          (40.69)%
    Highest contract charges           2.34%           1.50%          (41.60)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.40%           0.45%            1.72%
    Highest contract charges           2.27%           0.94%           (0.44)%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.40%           0.93%           17.41%
    Highest contract charges           2.31%           0.56%           14.91%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.40%           0.60%            9.55%
    Highest contract charges           2.29%           0.10%            7.22%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.40%           0.13%           15.84%
    Highest contract charges           2.28%           0.01%           13.37%
    Remaining contract charges           --              --               --
HARTFORD MONEY MARKET HLS FUND
 2008  Lowest contract charges         0.40%           2.18%            1.73%
    Highest contract charges           2.35%           1.71%           (0.24)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.40%           4.83%            4.53%
    Highest contract charges           1.48%           2.22%            2.51%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.39%           4.64%            4.29%
    Highest contract charges           2.30%           4.35%            2.07%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.40%           2.66%            2.43%
    Highest contract charges           2.29%           2.61%            0.26%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.40%           0.82%            0.54%
    Highest contract charges           2.28%           0.95%           (1.60)%
    Remaining contract charges           --              --               --
HARTFORD SMALLCAP VALUE HLS FUND
 2008  Lowest contract charges         0.66%           6.42%          (26.08)%
    Highest contract charges           1.85%           0.96%          (26.89)%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 2008  Lowest contract charges          1,893,580     $1.075882        $2,037,269
    Highest contract charges                8,379      1.110817             9,308
    Remaining contract charges        195,316,803            --       226,641,467
 2007  Lowest contract charges              2,903      1.786056             5,184
    Highest contract charges                3,953      1.554260             6,145
    Remaining contract charges        256,496,546            --       499,945,750
 2006  Lowest contract charges              4,679      1.569870             7,345
    Highest contract charges                4,049      1.395829             5,655
    Remaining contract charges        314,987,152            --       545,367,296
 2005  Lowest contract charges              4,679      1.377449             6,436
    Highest contract charges                4,316      1.251419             5,401
    Remaining contract charges        349,912,679            --       544,552,943
 2004  Lowest contract charges              4,682      1.142876             5,347
    Highest contract charges               53,486      1.060853            56,741
    Remaining contract charges        437,465,686            --       566,196,815
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2008  Lowest contract charges            809,257      0.880647           712,669
    Highest contract charges                   14      0.796781                11
    Remaining contract charges        177,880,259            --       147,842,887
 2007  Lowest contract charges              2,390      1.451170             3,469
    Highest contract charges              119,642      1.294836           154,916
    Remaining contract charges        219,178,458            --       295,811,183
 2006  Lowest contract charges              4,285      1.484315             6,361
    Highest contract charges               26,523      1.353222            35,892
    Remaining contract charges        258,815,780            --       361,695,744
 2005  Lowest contract charges             67,125      1.394629            93,612
    Highest contract charges               23,340      1.299100            30,321
    Remaining contract charges        316,924,437            --       421,505,848
 2004  Lowest contract charges              4,286      1.261210             5,405
    Highest contract charges               32,309      1.199985            38,770
    Remaining contract charges        257,627,961            --       314,116,886

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 2008  Lowest contract charges         0.80%           0.10%          (41.08)%
    Highest contract charges           2.27%           0.55%          (41.99)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.40%           0.18%           13.77%
    Highest contract charges           2.29%             --            11.35%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.40%           0.19%           13.97%
    Highest contract charges           2.30%           0.10%           11.54%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.40%             --            20.53%
    Highest contract charges           2.29%             --            17.96%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.40%             --            11.73%
    Highest contract charges           2.26%             --             9.36%
    Remaining contract charges           --              --               --
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2008  Lowest contract charges         0.80%           0.43%          (37.92)%
    Highest contract charges             --            0.65%          (38.88)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.40%           0.20%           (2.23)%
    Highest contract charges           2.28%           0.06%           (4.32)%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.43%           0.12%            6.43%
    Highest contract charges           2.30%           0.13%            4.17%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.40%           1.35%           10.58%
    Highest contract charges           2.30%           0.13%            8.26%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.39%             --            14.97%
    Highest contract charges           2.26%             --            12.53%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 2008  Lowest contract charges         24,793,177     $0.652001       $16,165,176
    Highest contract charges               35,228      0.620564            21,861
    Remaining contract charges        686,956,140            --       997,094,878
 2007  Lowest contract charges         30,831,214      1.155697        35,631,544
    Highest contract charges              104,233      1.119452           116,683
    Remaining contract charges        848,396,388            --     2,221,705,209
 2006  Lowest contract charges         38,197,314      1.100045        42,018,765
    Highest contract charges              160,483      1.081649           173,584
    Remaining contract charges      1,024,827,494            --     2,633,272,546
 2005  Lowest contract charges         44,472,975      0.967155        43,012,261
    Highest contract charges              211,277      0.965353           203,957
    Remaining contract charges      1,207,020,400            --     2,830,366,244
 2004  Lowest contract charges             25,579      0.891825            22,812
    Highest contract charges              172,182      0.901119           155,157
    Remaining contract charges      1,333,776,892            --     3,118,306,073
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2008  Lowest contract charges          5,725,215      1.170754         6,702,818
    Highest contract charges               57,034      1.059325            60,418
    Remaining contract charges        515,850,767            --       569,697,613
 2007  Lowest contract charges          2,775,107      1.187797         3,296,264
    Highest contract charges               66,172      1.079606            71,440
    Remaining contract charges        389,304,635            --       438,325,433
 2006  Lowest contract charges             15,382      1.168739            17,978
    Highest contract charges                8,834      1.061041             9,374
    Remaining contract charges        382,046,433            --       419,522,426
 2005  Lowest contract charges             38,680      1.128153            43,638
    Highest contract charges              127,202      1.054831           134,177
    Remaining contract charges        428,394,902            --       460,266,693
 2004  Lowest contract charges             38,679      1.115348            43,143
    Highest contract charges              103,464      1.062866           109,968
    Remaining contract charges        396,619,591            --       427,181,914

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
HARTFORD STOCK HLS FUND
 2008  Lowest contract charges         0.80%           1.92%          (43.58)%
    Highest contract charges           2.34%           3.85%          (44.45)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.80%           0.95%            5.06%
    Highest contract charges           2.30%           0.84%            3.50%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.80%           1.28%           13.74%
    Highest contract charges           2.31%           1.26%           12.05%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.80%           1.81%            8.75%
    Highest contract charges           2.29%           2.04%            7.13%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.40%           1.11%            3.75%
    Highest contract charges           2.27%           2.04%            1.80%
    Remaining contract charges           --              --               --
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2008  Lowest contract charges         0.80%           9.11%           (1.44)%
    Highest contract charges           2.33%          11.31%           (2.95)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.80%           4.02%            3.55%
    Highest contract charges           2.26%           2.23%            1.75%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.41%           3.47%            3.60%
    Highest contract charges           2.51%             --             1.40%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.40%           2.90%            1.15%
    Highest contract charges           2.29%           3.06%           (0.76)%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.40%           4.07%            1.66%
    Highest contract charges           2.27%           4.05%           (0.25)%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
 2008  Lowest contract charges          2,512,746     $0.989391        $2,486,088
    Highest contract charges              190,277      0.873075           166,126
    Remaining contract charges        126,775,606            --       117,675,690
 2007  Lowest contract charges          3,069,643      1.511924         4,641,069
    Highest contract charges              118,757      1.357794           161,247
    Remaining contract charges        164,373,632            --       235,021,832
 2006  Lowest contract charges          3,662,763      1.398501         5,122,378
    Highest contract charges               56,509      1.278119            72,222
    Remaining contract charges        195,142,142            --       260,179,394
 2005  Lowest contract charges          3,769,919      1.157179         4,362,469
    Highest contract charges                9,456      1.076228            10,177
    Remaining contract charges        194,687,029            --       216,470,014
 2004  Lowest contract charges          3,214,557      1.078739         3,467,669
    Highest contract charges                9,456      1.020970             9,654
    Remaining contract charges        186,251,534            --       194,722,505
HARTFORD VALUE OPPORTUNITIES HLS
 FUND
 2008  Lowest contract charges          1,593,296      0.915325         1,458,384
    Highest contract charges               48,386      0.828172            40,072
    Remaining contract charges        100,511,123            --        87,264,398
 2007  Lowest contract charges          2,147,674      1.565461         3,362,100
    Highest contract charges               57,044      1.422501            81,145
    Remaining contract charges        154,368,903            --       230,758,124
 2006  Lowest contract charges          2,274,890      1.684010         3,830,938
    Highest contract charges               12,348      1.557284            19,231
    Remaining contract charges        189,609,916            --       306,894,358
 2005  Lowest contract charges          2,098,093      1.426212         2,992,325
    Highest contract charges                5,032      1.342164             6,754
    Remaining contract charges        196,634,004            --       271,497,974
 2004  Lowest contract charges            456,563      1.327201           605,955
    Highest contract charges               91,095      1.278344           116,451
    Remaining contract charges        114,302,645            --       148,179,214

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
HARTFORD VALUE HLS FUND
 2008  Lowest contract charges         0.80%           1.72%          (34.56)%
    Highest contract charges           2.30%           1.86%          (35.70)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.80%           1.18%            8.11%
    Highest contract charges           2.29%           1.47%            6.23%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.80%           1.27%           20.85%
    Highest contract charges           2.30%           1.48%           18.76%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.80%           2.56%            7.27%
    Highest contract charges           2.29%           2.00%            5.41%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.80%           0.31%            9.82%
    Highest contract charges           2.24%             --             7.92%
    Remaining contract charges           --              --               --
HARTFORD VALUE OPPORTUNITIES HLS
 FUND
 2008  Lowest contract charges         0.80%           1.80%          (41.53)%
    Highest contract charges           2.36%           1.63%          (42.43)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.80%           1.19%           (7.04)%
    Highest contract charges           2.28%           2.58%           (8.66)%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.80%           1.38%           18.08%
    Highest contract charges           2.30%           1.03%           16.03%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.79%           1.88%            7.46%
    Highest contract charges           2.26%           1.28%            5.60%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.79%           0.29%           17.93%
    Highest contract charges           2.26%           0.25%           16.17%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
HARTFORD EQUITY INCOME HLS FUND
 2008  Lowest contract charges         13,968,292     $1.090316       $15,229,852
    Highest contract charges               15,314      1.006716            15,417
    Remaining contract charges        156,530,397            --       165,146,438
 2007  Lowest contract charges         16,304,389      1.542825        25,154,820
    Highest contract charges               18,159      1.446829            26,273
    Remaining contract charges        185,493,456            --       278,516,494
 2006  Lowest contract charges         15,408,931      1.454231        22,408,146
    Highest contract charges                4,956      1.376206             6,820
    Remaining contract charges        217,937,386            --       309,732,754
 2005  Lowest contract charges         13,837,423      1.213565        16,792,615
    Highest contract charges               78,552      1.175050            92,302
    Remaining contract charges        193,270,343            --       230,877,864
 2004  Lowest contract charges          7,147,978      1.167130         8,342,618
    Highest contract charges               69,508      1.147159            79,737
    Remaining contract charges         69,987,360            --        81,020,311
BLACKROCK GLOBAL GROWTH V.I.
 FUND
 2008  Lowest contract charges            302,017      0.843869           254,863
    Highest contract charges               15,480      1.013033            15,681
    Remaining contract charges            911,641            --           780,918
 2007  Lowest contract charges            506,544      1.580315           800,498
    Highest contract charges               16,138      1.914315            30,893
    Remaining contract charges          1,003,904            --         1,639,117
 2006  Lowest contract charges            565,434      1.169006           660,995
    Highest contract charges               15,238      1.428852            21,773
    Remaining contract charges          1,013,128            --         1,223,465
 2005  Lowest contract charges            544,192      0.970165           527,956
    Highest contract charges               80,760      0.940437            75,950
    Remaining contract charges            985,130            --         1,002,944
 2004  Lowest contract charges            597,053      0.853719           509,714
    Highest contract charges               11,108      1.062435            11,802
    Remaining contract charges            925,047            --           821,406

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
HARTFORD EQUITY INCOME HLS FUND
 2008  Lowest contract charges         0.80%           3.02%          (29.33)%
    Highest contract charges           2.36%           2.29%          (30.42)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.80%           2.17%            6.09%
    Highest contract charges           2.30%          17.53%            4.46%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.80%           2.08%           19.83%
    Highest contract charges           2.33%           1.87%           17.76%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.79%           2.04%            3.98%
    Highest contract charges           2.29%           1.69%            2.43%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.79%           2.21%            8.56%
    Highest contract charges           2.28%           1.79%            6.95%
    Remaining contract charges           --              --               --
BLACKROCK GLOBAL GROWTH V.I.
 FUND
 2008  Lowest contract charges         1.26%           0.28%          (46.60)%
    Highest contract charges           2.16%           0.36%          (47.08)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.25%           0.98%           35.19%
    Highest contract charges           2.14%           1.15%           33.98%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.25%           0.97%           20.50%
    Highest contract charges           2.14%           0.88%           19.42%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         1.25%           1.16%           13.64%
    Highest contract charges           1.94%           1.19%           12.85%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         1.25%           1.63%           13.79%
    Highest contract charges           2.15%           1.61%           12.77%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                         UNIT         CONTRACT
SUB-ACCOUNT                               UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------------
BLACKROCK LARGE CAP GROWTH V.I. FUND
 2008  Lowest contract charges              518,493    $0.635208         $329,351
    Highest contract charges                236,739     0.731416          173,155
    Remaining contract charges            1,620,815           --        1,088,984
 2007  Lowest contract charges              754,871     1.084639          818,762
    Highest contract charges                242,990     1.260229          306,223
    Remaining contract charges            2,113,306           --        2,406,974
 2006  Lowest contract charges              902,791     1.013309          914,806
    Highest contract charges                238,989     1.187980          283,913
    Remaining contract charges            2,412,238           --        2,588,383
 2005  Lowest contract charges            1,000,959     0.957033          957,950
    Highest contract charges                224,592     1.132150          254,272
    Remaining contract charges            2,714,278           --        2,764,604
 2004  Lowest contract charges            1,238,203     0.875864        1,084,498
    Highest contract charges                246,043     1.045485          257,234
    Remaining contract charges            2,720,813           --        2,563,387
JENNISON 20/20 FOCUS PORTFOLIO
 2008  Lowest contract charges               19,380     0.917307           17,777
    Highest contract charges                 10,850     0.875488            9,499
    Remaining contract charges               77,302           --           69,446
 2007  Lowest contract charges                4,895     1.528653            7,483
    Highest contract charges                  9,953     1.478315           14,713
    Remaining contract charges              144,856           --          233,180
 2006  Lowest contract charges               21,246     1.408453           29,924
    Highest contract charges                  2,907     1.373692            3,992
    Remaining contract charges              174,111           --          244,793
 2005  Lowest contract charges               71,756     1.257835           90,256
    Highest contract charges                  3,102     1.253519            3,889
    Remaining contract charges              278,449           --          349,087
 2004  Lowest contract charges               45,830     1.052438           48,234
    Highest contract charges                 45,999     1.036516           47,679
    Remaining contract charges              184,733           --          195,970

                                                       INVESTMENT
                                         EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                              RATIO*         RATIO**         RETURN***
------------------------------------  ----------------------------------------------
BLACKROCK LARGE CAP GROWTH V.I. FUND
 2008  Lowest contract charges             1.25%           0.37%          (41.44)%
    Highest contract charges               2.16%           0.45%          (41.96)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             1.25%           0.26%            7.04%
    Highest contract charges               2.14%           0.30%            6.08%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             1.25%           0.27%            5.88%
    Highest contract charges               2.15%           0.29%            4.93%
    Remaining contract charges               --              --               --
 2005  Lowest contract charges             1.25%           0.17%            9.27%
    Highest contract charges               2.14%           0.18%            8.29%
    Remaining contract charges               --              --               --
 2004  Lowest contract charges             1.25%           0.23%            5.89%
    Highest contract charges               2.15%           0.23%            4.94%
    Remaining contract charges               --              --               --
JENNISON 20/20 FOCUS PORTFOLIO
 2008  Lowest contract charges             1.66%             --           (40.39)%
    Highest contract charges               2.30%             --           (40.78)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             1.45%           0.06%            8.53%
    Highest contract charges               2.28%           0.14%            7.62%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             1.45%             --            11.97%
    Highest contract charges               2.28%             --            11.03%
    Remaining contract charges               --              --               --
 2005  Lowest contract charges             1.44%             --            19.52%
    Highest contract charges               1.92%             --            18.86%
    Remaining contract charges               --              --               --
 2004  Lowest contract charges             1.45%             --            13.72%
    Highest contract charges               1.94%             --            13.15%
    Remaining contract charges               --              --               --

-------------------------------------------------------------------------------

                                                         UNIT         CONTRACT
SUB-ACCOUNT                               UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------------
JENNISON PORTFOLIO
 2008  Lowest contract charges              121,150    $0.445455          $53,967
    Highest contract charges                 14,254     0.604575            8,618
    Remaining contract charges              158,553           --           87,016
 2007  Lowest contract charges              135,145     0.723789           97,816
    Highest contract charges                 14,254     0.989238           14,101
    Remaining contract charges              176,832           --          160,341
 2006  Lowest contract charges              152,722     0.658283          100,534
    Highest contract charges                 24,728     0.906033           22,405
    Remaining contract charges              294,083           --          270,061
 2005  Lowest contract charges              189,394     0.658888          124,790
    Highest contract charges                 45,040     0.913254           41,133
    Remaining contract charges              695,601           --          593,069
 2004  Lowest contract charges              187,426     0.586296          109,886
    Highest contract charges                 45,057     0.818336           36,872
    Remaining contract charges              862,108           --          642,217
PRUDENTIAL VALUE PORTFOLIO
 2008  Lowest contract charges               96,119     0.800636           76,956
    Highest contract charges                  9,345     0.773874            7,232
    Remaining contract charges               64,917           --           50,819
 2007  Lowest contract charges              105,882     1.414156          149,734
    Highest contract charges                  7,533     1.373749           10,348
    Remaining contract charges               70,141           --           97,243
 2006  Lowest contract charges              126,698     1.395399          176,794
    Highest contract charges                  7,339     1.362323            9,999
    Remaining contract charges              325,720           --          446,895
 2005  Lowest contract charges              165,811     1.185487          196,566
    Highest contract charges                  7,746     1.163189            9,010
    Remaining contract charges              406,084           --          473,805
 2004  Lowest contract charges              210,550     1.034969          217,913
    Highest contract charges                  8,530     1.020594            8,705
    Remaining contract charges              434,659           --          444,260

                                                       INVESTMENT
                                         EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                              RATIO*         RATIO**         RETURN***
------------------------------------  ----------------------------------------------
JENNISON PORTFOLIO
 2008  Lowest contract charges             1.46%           0.07%          (38.46)%
    Highest contract charges               2.16%           0.07%          (38.89)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             1.45%             --             9.95%
    Highest contract charges               2.15%             --             9.18%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             1.45%             --            (0.09)%
    Highest contract charges               2.15%             --            (0.79)%
    Remaining contract charges               --              --               --
 2005  Lowest contract charges             1.44%             --            12.38%
    Highest contract charges               2.14%             --            11.60%
    Remaining contract charges               --              --               --
 2004  Lowest contract charges             1.45%           0.04%            7.65%
    Highest contract charges               2.15%           0.04%            6.89%
    Remaining contract charges               --              --               --
PRUDENTIAL VALUE PORTFOLIO
 2008  Lowest contract charges             1.46%           1.38%          (43.38)%
    Highest contract charges               1.95%           1.34%          (43.67)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             1.45%           0.91%            1.34%
    Highest contract charges               1.94%           1.05%            0.84%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             1.45%           1.03%           17.71%
    Highest contract charges               1.95%           0.99%           17.12%
    Remaining contract charges               --              --               --
 2005  Lowest contract charges             1.45%           0.70%           14.54%
    Highest contract charges               1.94%           0.81%           13.97%
    Remaining contract charges               --              --               --
 2004  Lowest contract charges             1.45%           0.94%           14.17%
    Highest contract charges               1.95%           0.92%           13.60%
    Remaining contract charges               --              --               --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                         UNIT         CONTRACT
SUB-ACCOUNT                               UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------------
PRUDENTIAL SERIES INTERNATIONAL
 GROWTH
 2008  Lowest contract charges                6,111    $0.684921           $4,186
    Highest contract charges                 14,856     0.644154            9,570
    Remaining contract charges              105,651           --           70,202
 2007  Lowest contract charges                1,069     1.403518            1,500
    Highest contract charges                 11,332     1.331283           15,086
    Remaining contract charges              143,653           --          197,002
 2006  Lowest contract charges                  862     1.195379            1,030
    Highest contract charges                  7,531     1.143533            8,612
    Remaining contract charges              223,328           --          261,864
 2005  Lowest contract charges                  615     1.006610              619
    Highest contract charges                 16,968     0.978494           16,603
    Remaining contract charges              560,252           --          554,862
 2004  Lowest contract charges                  317     0.881989              280
    Highest contract charges                 17,705     0.863380           15,286
    Remaining contract charges              532,478           --          463,691
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2008  Lowest contract charges              114,342     0.993419          113,590
    Highest contract charges                  8,412     0.921613            7,752
    Remaining contract charges           14,005,948           --       13,382,302
 2007  Lowest contract charges              114,465     1.417654          162,272
    Highest contract charges                  8,412     1.330421           11,191
    Remaining contract charges           20,778,072           --       28,481,696
 2006  Lowest contract charges              107,619     1.332802          143,435
    Highest contract charges                  8,411     1.265254           10,643
    Remaining contract charges           28,001,892           --       36,278,980
 2005  Lowest contract charges              105,597     1.202275          126,957
    Highest contract charges                  8,412     1.154526            9,711
    Remaining contract charges           33,032,521           --       38,835,823
 2004  Lowest contract charges              141,888     1.158419          164,364
    Highest contract charges                  8,412     1.125266            9,465
    Remaining contract charges           35,282,405           --       40,207,555

                                                       INVESTMENT
                                         EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                              RATIO*         RATIO**         RETURN***
------------------------------------  ----------------------------------------------
PRUDENTIAL SERIES INTERNATIONAL
 GROWTH
 2008  Lowest contract charges             1.44%           1.50%          (51.20)%
    Highest contract charges               2.30%           1.39%          (51.61)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             1.44%           0.41%           17.41%
    Highest contract charges               2.29%           0.39%           16.42%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             1.46%           1.31%           18.75%
    Highest contract charges               2.28%           1.63%           17.75%
    Remaining contract charges               --              --               --
 2005  Lowest contract charges             1.41%           0.18%           14.13%
    Highest contract charges               2.14%           0.22%           13.33%
    Remaining contract charges               --              --               --
 2004  Lowest contract charges             1.42%             --            14.45%
    Highest contract charges               2.15%             --            13.66%
    Remaining contract charges               --              --               --
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2008  Lowest contract charges             1.15%           2.47%          (29.93)%
    Highest contract charges               2.30%           2.46%          (30.73)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             1.15%           2.26%            6.37%
    Highest contract charges               2.29%           2.25%            5.15%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             1.15%           2.34%           10.86%
    Highest contract charges               2.30%           2.32%            9.59%
    Remaining contract charges               --              --               --
 2005  Lowest contract charges             1.15%           2.02%            3.79%
    Highest contract charges               2.29%           2.07%            2.60%
    Remaining contract charges               --              --               --
 2004  Lowest contract charges             1.14%           2.31%            8.09%
    Highest contract charges               2.24%           3.98%            6.86%
    Remaining contract charges               --              --               --

-------------------------------------------------------------------------------

                                                         UNIT         CONTRACT
SUB-ACCOUNT                               UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL
 RETURN BOND FUND
 2008  Lowest contract charges              139,476    $1.272794         $177,524
    Highest contract charges                199,580     1.186670          236,836
    Remaining contract charges           10,528,418           --       12,859,621
 2007  Lowest contract charges              207,899     1.257584          261,450
    Highest contract charges                296,802     1.184871          351,672
    Remaining contract charges           14,987,120           --       18,207,295
 2006  Lowest contract charges              273,838     1.197937          328,040
    Highest contract charges                285,201     1.140587          325,298
    Remaining contract charges           16,619,305           --       19,353,994
 2005  Lowest contract charges              253,861     1.166838          296,215
    Highest contract charges                290,032     1.122706          325,620
    Remaining contract charges           16,881,412           --       19,267,272
 2004  Lowest contract charges              250,094     1.158038          289,618
    Highest contract charges                234,686     1.126001          264,257
    Remaining contract charges           16,270,467           --       18,535,454
WELLS FARGO ADVANTAGE VT EQUITY
 INCOME FUND
 2008  Lowest contract charges               59,065     0.905234           53,467
    Highest contract charges                  9,330     0.839786            7,836
    Remaining contract charges            7,007,418           --        6,093,386
 2007  Lowest contract charges               64,276     1.441381           92,646
    Highest contract charges                  9,330     1.352665           12,621
    Remaining contract charges            9,696,801           --       13,507,800
 2006  Lowest contract charges               69,430     1.418348           98,476
    Highest contract charges                  9,331     1.346445           12,562
    Remaining contract charges           11,892,211           --       16,399,606
 2005  Lowest contract charges               71,134     1.210244           86,088
    Highest contract charges                  9,330     1.162168           10,843
    Remaining contract charges           16,302,407           --       19,288,905
 2004  Lowest contract charges               72,773     1.161788           84,547
    Highest contract charges                  9,330     1.128534           10,530
    Remaining contract charges           18,167,266           --       20,756,925

                                                       INVESTMENT
                                         EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                              RATIO*         RATIO**         RETURN***
------------------------------------  ----------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL
 RETURN BOND FUND
 2008  Lowest contract charges             1.15%           4.76%            1.21%
    Highest contract charges               2.21%           4.76%            0.15%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             1.15%           4.57%            4.98%
    Highest contract charges               2.19%           4.57%            3.88%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             1.15%           4.39%            2.67%
    Highest contract charges               2.20%           4.38%            1.59%
    Remaining contract charges               --              --               --
 2005  Lowest contract charges             1.15%           3.68%            0.76%
    Highest contract charges               2.19%           3.68%           (0.29)%
    Remaining contract charges               --              --               --
 2004  Lowest contract charges             1.14%           3.32%            3.20%
    Highest contract charges               2.18%           3.37%            2.12%
    Remaining contract charges               --              --               --
WELLS FARGO ADVANTAGE VT EQUITY
 INCOME FUND
 2008  Lowest contract charges             1.15%           1.94%          (37.20)%
    Highest contract charges               2.31%           1.94%          (37.92)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             1.15%           1.50%            1.62%
    Highest contract charges               2.29%           1.52%            0.46%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             1.15%           1.57%           17.20%
    Highest contract charges               2.30%           1.57%           15.86%
    Remaining contract charges               --              --               --
 2005  Lowest contract charges             1.15%           1.45%            4.17%
    Highest contract charges               2.29%           1.45%            2.98%
    Remaining contract charges               --              --               --
 2004  Lowest contract charges             1.15%           1.66%            9.81%
    Highest contract charges               2.24%           3.05%            8.56%
    Remaining contract charges               --              --               --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B
 LARGE CAP VALUE FUND
 2008  Lowest contract charges              7,211     $0.838427            $6,046
    Highest contract charges               40,970      0.788972            32,325
    Remaining contract charges          2,120,636            --         1,712,309
 2007  Lowest contract charges              6,119      1.305124             7,985
    Highest contract charges                  213      1.229673               262
    Remaining contract charges          2,852,530            --         3,602,639
 2006  Lowest contract charges              5,171      1.335887             6,907
    Highest contract charges                  727      1.271941               928
    Remaining contract charges          3,249,983            --         4,225,440
 2005  Lowest contract charges             26,185      1.106577            28,973
    Highest contract charges                2,263      1.064722             2,410
    Remaining contract charges          3,097,701            --         3,360,511
 2004  Lowest contract charges             23,664      1.085654            25,690
    Highest contract charges                3,107      1.055621             3,280
    Remaining contract charges          2,314,896            --         2,478,523
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY CORE FUND
 2008  Lowest contract charges              1,208      0.684037               827
    Highest contract charges                5,337      0.637728             3,404
    Remaining contract charges            678,818            --           445,647
 2007  Lowest contract charges              1,209      1.143314             1,382
    Highest contract charges                5,337      1.077183             5,749
    Remaining contract charges            857,766            --           947,020
 2006  Lowest contract charges            109,023      1.130449           123,245
    Highest contract charges                5,338      1.076309             5,744
    Remaining contract charges            888,847            --           976,349
 2005  Lowest contract charges             88,375      0.988859            87,389
    Highest contract charges                5,337      0.951443             5,078
    Remaining contract charges            939,768            --           908,950
 2004  Lowest contract charges             70,066      1.023210            71,692
    Highest contract charges                3,572      0.998161             3,565
    Remaining contract charges          1,105,672            --         1,113,474

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
WELLS FARGO ADVANTAGE VT C&B
 LARGE CAP VALUE FUND
 2008  Lowest contract charges         1.15%           1.57%          (35.76)%
    Highest contract charges           2.06%           1.36%          (36.34)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.15%           1.09%           (2.30)%
    Highest contract charges           2.21%           0.85%           (3.32)%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.15%           1.27%           20.72%
    Highest contract charges           2.22%           1.24%           19.46%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         1.15%           0.80%            1.93%
    Highest contract charges           2.20%           0.74%            0.86%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         1.15%           1.81%            9.95%
    Highest contract charges           2.15%           2.52%            8.80%
    Remaining contract charges           --              --               --
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY CORE FUND
 2008  Lowest contract charges         1.15%           1.19%          (40.17)%
    Highest contract charges           2.21%           1.19%          (40.80)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.17%             --             1.14%
    Highest contract charges           2.19%             --             0.08%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.15%           0.82%           14.32%
    Highest contract charges           2.20%           0.73%           13.12%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         1.14%           0.63%           (3.36)%
    Highest contract charges           2.19%           0.59%           (4.37)%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         1.14%             --             7.14%
    Highest contract charges           2.05%             --             6.18%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL CORE FUND
 2008  Lowest contract charges            164,008     $0.912908          $149,724
    Highest contract charges              198,753      0.851174           169,173
    Remaining contract charges          5,164,250            --         4,526,912
 2007  Lowest contract charges            144,771      1.631868           236,247
    Highest contract charges              168,043      1.537598           258,383
    Remaining contract charges          6,111,958            --         9,643,686
 2006  Lowest contract charges            167,092      1.465147           244,815
    Highest contract charges              179,430      1.395064           250,316
    Remaining contract charges          7,170,864            --        10,214,499
 2005  Lowest contract charges            175,587      1.226820           215,414
    Highest contract charges              194,472      1.180456           229,566
    Remaining contract charges          7,867,362            --         9,435,280
 2004  Lowest contract charges            128,872      1.131448           145,811
    Highest contract charges              114,066      1.100168           125,492
    Remaining contract charges          5,521,058            --         6,141,680
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY GROWTH FUND
 2008  Lowest contract charges            173,159      0.692866           119,976
    Highest contract charges               69,875      0.645968            45,137
    Remaining contract charges         11,332,677            --         7,542,329
 2007  Lowest contract charges            180,459      1.148817           207,315
    Highest contract charges               95,283      1.082387           103,133
    Remaining contract charges         15,368,127            --        17,065,312
 2006  Lowest contract charges            184,491      1.079893           199,231
    Highest contract charges               94,687      1.028188            97,356
    Remaining contract charges         18,927,698            --        19,879,106
 2005  Lowest contract charges            161,750      1.067331           172,640
    Highest contract charges               95,329      1.026960            97,899
    Remaining contract charges         23,545,603            --        24,575,441
 2004  Lowest contract charges            146,941      1.021457           150,094
    Highest contract charges              102,175      0.993195           101,480
    Remaining contract charges         27,779,403            --        27,909,875

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL CORE FUND
 2008  Lowest contract charges         1.15%           1.99%          (44.06)%
    Highest contract charges           2.20%           1.98%          (44.64)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.15%           0.01%           11.38%
    Highest contract charges           2.19%           0.01%           10.22%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.15%           1.72%           19.43%
    Highest contract charges           2.20%           1.68%           18.18%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         1.14%           2.02%            8.43%
    Highest contract charges           2.19%           2.16%            7.30%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         1.12%           0.19%            8.38%
    Highest contract charges           2.17%           0.04%            7.25%
    Remaining contract charges           --              --               --
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY GROWTH FUND
 2008  Lowest contract charges         1.15%           0.28%          (39.69)%
    Highest contract charges           2.21%           0.25%          (40.32)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.15%             --             6.38%
    Highest contract charges           2.19%             --             5.27%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.15%             --             1.18%
    Highest contract charges           2.20%             --             0.12%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         1.15%           0.18%            4.49%
    Highest contract charges           2.19%           0.18%            3.40%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         1.15%             --             2.08%
    Highest contract charges           2.18%             --             1.01%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY
 MARKET FUND
 2008  Lowest contract charges              2,997     $1.083600            $3,248
    Highest contract charges                8,516      1.017141             8,662
    Remaining contract charges          6,957,319            --         7,224,687
 2007  Lowest contract charges                487      1.066722               512
    Highest contract charges               73,360      1.020037            74,830
    Remaining contract charges          2,969,925            --         3,071,851
 2006  Lowest contract charges                489      1.032532               505
    Highest contract charges               22,832      0.994769            22,711
    Remaining contract charges          4,734,947            --         4,774,203
 2005  Lowest contract charges                491      1.001103               491
    Highest contract charges               41,224      0.966778            39,854
    Remaining contract charges          6,119,103            --         6,012,749
 2004  Lowest contract charges             68,987      0.988240            68,174
    Highest contract charges               46,255      0.962979            44,543
    Remaining contract charges          4,434,099            --         4,328,793
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND
 2008  Lowest contract charges             31,526      0.925656            29,182
    Highest contract charges               52,982      0.862995            45,723
    Remaining contract charges          1,965,977            --         1,747,964
 2007  Lowest contract charges             30,166      1.598511            48,220
    Highest contract charges               51,954      1.506079            78,247
    Remaining contract charges          2,709,880            --         4,187,963
 2006  Lowest contract charges             60,368      1.420762            85,769
    Highest contract charges               61,869      1.352734            83,693
    Remaining contract charges          3,681,882            --         5,088,189
 2005  Lowest contract charges             58,158      1.170801            68,092
    Highest contract charges               60,993      1.126515            68,709
    Remaining contract charges          4,126,321            --         4,724,084
 2004  Lowest contract charges             43,499      1.114753            48,491
    Highest contract charges               43,728      1.083908            47,397
    Remaining contract charges          4,112,810            --         4,510,458

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY
 MARKET FUND
 2008  Lowest contract charges         1.13%           2.02%            1.11%
    Highest contract charges           2.09%           1.90%            0.15%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.32%           4.38%            3.31%
    Highest contract charges           1.99%           4.48%            2.54%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.36%           4.27%            3.14%
    Highest contract charges           2.00%           4.33%            2.37%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         1.28%           1.98%            1.30%
    Highest contract charges           2.15%           2.51%            0.40%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         1.25%           0.69%           (0.55)%
    Highest contract charges           2.15%           0.67%           (1.44)%
    Remaining contract charges           --              --               --
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND
 2008  Lowest contract charges         1.15%             --           (42.09)%
    Highest contract charges           2.21%             --           (42.70)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.15%             --            12.51%
    Highest contract charges           2.20%             --            11.34%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.15%             --            21.35%
    Highest contract charges           2.20%             --            20.08%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         1.14%             --             5.03%
    Highest contract charges           2.19%             --             3.93%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         1.13%             --            12.47%
    Highest contract charges           2.18%             --            11.29%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2008  Lowest contract charges              3,249     $8.464750           $27,502
    Highest contract charges                8,430      8.269708            69,711
    Remaining contract charges             35,108            --           293,476
 2007  Lowest contract charges                187     15.443882             2,902
    Highest contract charges                8,001     15.147374           121,188
    Remaining contract charges             31,474            --           480,505
 2006  Lowest contract charges                188     12.771333             2,400
    Highest contract charges                  993     12.570422            12,466
    Remaining contract charges             27,287            --           345,262
 2005  Lowest contract charges              2,415     11.262190            27,196
    Highest contract charges                1,040     11.202980            11,647
    Remaining contract charges             10,678            --           119,879
WELLS FARGO ADVANTAGE VT
 SMALL/MID CAP VALUE FUND
 2008  Lowest contract charges              2,955      7.458200            22,036
    Highest contract charges                  802      7.247271             5,812
    Remaining contract charges             46,213            --           337,457
 2007  Lowest contract charges              2,897     13.605746            39,418
    Highest contract charges                1,557     13.327333            20,750
    Remaining contract charges             58,730            --           787,379
 2006  Lowest contract charges                204     13.859145             2,825
    Highest contract charges               15,723     13.695397           215,336
    Remaining contract charges             38,122            --           523,686
 2005  Lowest contract charges              2,328     12.093359            28,159
    Highest contract charges               11,284     12.072150           136,226
    Remaining contract charges              2,540            --            30,689
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2008  Lowest contract charges             13,242      7.497803            99,287
    Highest contract charges                1,959      7.311890            14,326
    Remaining contract charges             13,127            --            96,586
 2007  Lowest contract charges             13,241     12.674245           167,834
    Highest contract charges                2,069     12.446934            25,748
    Remaining contract charges             11,268            --           140,964
 2006  Lowest contract charges             13,242     12.035193           159,372
    Highest contract charges                5,611     11.911783            66,838
    Remaining contract charges              4,488            --            53,799
 2005  Lowest contract charges              2,488     10.859653            27,021
    Highest contract charges                4,953     10.818375            53,583
    Remaining contract charges                 --            --                --

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2008  Lowest contract charges         1.25%             --           (45.05)%
    Highest contract charges           1.90%             --           (45.41)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.15%             --            20.93%
    Highest contract charges           1.90%             --            20.02%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.23%             --            13.33%
    Highest contract charges           2.15%             --            12.21%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         1.17%             --             7.00%
    Highest contract charges           2.10%             --             6.53%
    Remaining contract charges           --              --               --
WELLS FARGO ADVANTAGE VT
 SMALL/MID CAP VALUE FUND
 2008  Lowest contract charges         1.15%             --           (45.18)%
    Highest contract charges           1.95%             --           (45.62)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.14%           0.02%           (1.83)%
    Highest contract charges           1.84%             --            (2.61)%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.22%             --            14.40%
    Highest contract charges           1.89%             --            13.55%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         1.42%             --            11.72%
    Highest contract charges           1.68%             --            11.56%
    Remaining contract charges           --              --               --
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2008  Lowest contract charges         1.25%           1.92%          (40.84)%
    Highest contract charges           1.96%           1.92%          (41.26)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.25%           0.60%            5.31%
    Highest contract charges           1.93%           0.76%            4.58%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.24%             --            10.83%
    Highest contract charges           1.90%             --            10.11%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         1.17%             --             5.12%
    Highest contract charges           1.79%             --             4.78%
    Remaining contract charges           --              --               --

* This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Sub-Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Riders (if applicable), and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all policies contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense ranging from 0.40% to 1.60% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

RIDERS:

    The Company will charge an expense for various Rider charges, such as MAV/ EPB Death Benefit Charge, Principal First Charge, Principal First Preferred Charge, MAV 70 Death Benefit Charge, Optional Death Benefit Charge, Earnings Protection Benefit Charge, Blue Rider Option Charge, Red Rider Option Charge. These charges range from 0.15% to 0.75%.

    These charges are a redemption of units.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee ranging from $25-30, may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are a redemption of units.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT

FINANCIAL STATEMENTS -- STATUTORY BASIS

As of December 31, 2008 and 2007 and for the Years Ended December 31, 2008, 2007 and 2006
SUPPLEMENTAL SCHEDULES
Year Ended December 31, 2008

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                    CONTENTS

                                                                        PAGE:
--------------------------------------------------------------------------------
Independent Auditors' Report                                             F-2
Financial Statements Statutory Basis:
  Admitted Assets, Liabilities and Surplus                               F-3
  Statements of Operations                                               F-4
  Statements of Changes in Capital and Surplus                           F-5
  Statements of Cash Flows                                               F-6
  Notes to Financial Statements                                        F-7-F-31
Supplementary Information
  Schedule I -- Selected Financial Data                               F-32-F-34
  Schedule II -- Summary Investment Schedule                             F-35
  Schedule III -- Investment Risks Interrogatories

[DELOITTE LOGO]                                          DELOITTE & TOUCHE LLP
                                                         City Place, 32nd Floor
                                                         185 Asylum Street
                                                         Hartford, CT 06103-3402
                                                         USA
                                                         Tel: +1 860 725 3000
                                                         Fax: +1 860 725 3500
                                                         www.deloitte.com

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis statements of admitted assets, liabilities, and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2008 and 2007, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2008 or 2007, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2008.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company as of December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, on the basis of accounting described in Note 2.

Our 2008 audit was conducted for the purpose of forming an opinion on the basic 2008 statutory-basis financial statements taken as a whole. The supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, and the supplemental schedule of selected financial data as of and for the year ended December 31, 2008 are presented for purposes of additional analysis and are not a required part of the basic 2008 statutory-basis financial statements. These schedules are the responsibility of the Company's management. Such schedules have been subjected to the auditing procedures applied in our audit of the basic 2008 statutory-basis financial statements. The effects on these schedules of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. Accordingly, in our opinion, such schedules do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the information shown therein. However, in our opinion, such schedules are fairly stated in all material respects when considered in relation to the basic 2008 statutory-basis financial statements taken as a whole.

As discussed in Note 2 to the financial statements, the Company received approval from the State of Connecticut Insurance Department for the use of a permitted practice related to the accounting for deferred income taxes. The change resulted in an increase in the deferred tax asset and an increase in surplus of $300 million.

April 27, 2009
                                                    Member of
                                                    DELOITTE TOUCHE TOHMATSU

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                AS OF DECEMBER 31,
                                             2008                 2007
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                                      $8,371,683           $5,605,630
 Common and Preferred Stocks                   266,882              316,558
 Mortgage Loans                                611,372              350,528
 Real Estate                                    27,285               27,569
 Policy Loans                                  354,920              343,773
 Cash and Short-Term Investments             2,326,153              565,283
 Other Invested Assets                       2,028,888              629,835
                                        --------------       --------------
        TOTAL CASH AND INVESTED ASSETS      13,987,183            7,839,176
                                        --------------       --------------
 Investment Income Due and Accrued              85,917               77,351
 Federal Income Taxes Recoverable              174,110               24,162
 Deferred Tax Asset                            368,287              145,516
 Receivables from parent, subsidiaries
  and affiliates                                10,223               32,272
 Other Assets                                  283,676              156,908
 Separate Account Assets                    50,551,150           81,072,392
                                        --------------       --------------
                 TOTAL ADMITTED ASSETS     $65,460,546          $89,347,777
                                        --------------       --------------
LIABILITIES
 Aggregate Reserves for Life and
  Accident and Health Policies             $10,797,749           $5,976,074
 Liability for Deposit Type Contracts           70,266               73,736
 Policy and Contract Claim Liabilities          33,836               31,281
 Asset Valuation Reserve                         6,004               46,855
 Payable to Parent, Subsidiaries or
  Affiliates                                    39,493               41,011
 Accrued Expense Allowances and Other
  Amounts Due From Separate Accounts        (1,642,086)          (2,471,367)
 Other Liabilities                           3,426,276            2,021,207
 Separate Account Liabilities               50,551,150           81,072,392
                                        --------------       --------------
                     TOTAL LIABILITIES      63,282,688           86,791,189
                                        --------------       --------------
CAPITAL AND SURPLUS
 Common Stock -- 3,000 Shares
  Authorized, 2,000 Shares Issued and
  Outstanding                                    2,500                2,500
 Gross Paid-In and Contributed Surplus       1,692,530            1,483,869
 Aggregate Write-Ins for Other Than
  Special Surplus Funds                        497,354              194,430
 Unassigned Funds                              (14,526)             875,789
                                        --------------       --------------
             TOTAL CAPITAL AND SURPLUS       2,177,858            2,556,588
                                        --------------       --------------
TOTAL LIABILITIES, CAPITAL AND SURPLUS     $65,460,546          $89,347,777
                                        --------------       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                                      2008                  2007                  2006
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and Annuity Considerations                                  $9,352,507           $10,313,501            $9,842,305
 Net Investment Income                                                   376,034               348,437               339,347
 Commissions and Expense Allowances on Reinsurance Ceded                 229,723               333,674                94,873
 Reserve Adjustment on Reinsurance Ceded                                 (18,161)           (1,710,405)           (1,659,418)
 Fee Income                                                            1,602,040             1,786,396             1,650,017
 Other Revenues                                                           71,925                83,752                15,635
                                                                 ---------------       ---------------       ---------------
                                                 TOTAL REVENUES       11,614,068            11,155,355            10,282,759
                                                                 ---------------       ---------------       ---------------
BENEFITS AND EXPENSES
 Death and Annuity Benefits                                              648,881               341,654               280,782
 Disability and Other Benefits                                             9,181                 7,588                18,311
 Surrenders and Other Fund Withdrawals                                 9,965,053             9,528,808             9,054,230
 Commissions                                                             834,850               962,917               864,564
 Increase (Decrease) in Aggregate Reserves for Life and
  Accident and Health Policies                                         4,809,456               (70,821)              274,407
 General Insurance Expenses                                              448,657               532,485               528,545
 Net Transfers from Separate Accounts                                 (1,671,681)             (237,153)             (675,124)
 Modified Coinsurance Adjustment on Reinsurance Assumed                 (339,634)             (509,774)             (530,122)
 Other Expenses                                                           99,317               144,927                55,838
                                                                 ---------------       ---------------       ---------------
                                    TOTAL BENEFITS AND EXPENSES       14,804,080            10,700,631             9,871,431
                                                                 ---------------       ---------------       ---------------
 Net (loss) gain from operations before federal income tax
  expense                                                             (3,190,012)              454,724               411,328
 Federal income tax (benefit) expense                                   (245,745)               88,449                31,961
                                                                 ---------------       ---------------       ---------------
                                NET (LOSS) GAIN FROM OPERATIONS       (2,944,267)              366,275               379,367
                                                                 ---------------       ---------------       ---------------
 Net realized capital gains (losses), after tax                          961,162               (81,759)              (40,656)
                                                                 ---------------       ---------------       ---------------
                                              NET (LOSS) INCOME      $(1,983,105)             $284,516              $338,711
                                                                 ---------------       ---------------       ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                           2008                2007                2006
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED AND
 OUTSTANDING
                                                                       -------------       -------------       -------------
 Balance, Beginning and End of Year                                           $2,500              $2,500              $2,500
                                                                       -------------       -------------       -------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 Beginning of Year                                                         1,483,869           1,376,953           1,371,883
 Capital Contribution                                                        208,661             106,916               5,070
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR      1,692,530           1,483,869           1,376,953
                                                                       -------------       -------------       -------------
AGGREGATE WRITE-INS FOR OTHER THAN SPECIAL SURPLUS FUNDS
 Beginning of Year                                                           194,430                  --                  --
 Gain on Inforce Reinsurance                                                   3,310             194,430                  --
 Permitted Practice DTA                                                      299,614                  --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        497,354             194,430                  --
                                                                       -------------       -------------       -------------
UNASSIGNED FUNDS
 Balance, Beginning of Year                                                  875,789             288,226             115,883
 Net (loss) Income                                                        (1,983,105)            284,516             338,711
 Change in Net Unrealized Capital Losses on Common Stocks and Other
  Invested Assets                                                            731,679             262,434             (35,674)
 Change in Net Unrealized Foreign Exchange Capital Losses                    (34,794)             (5,386)              2,957
 Change in Net Deferred Income Tax                                           669,251             (82,891)             30,476
 Change in Asset Valuation Reserve                                            40,851              (5,311)             (6,795)
 Change in Non-Admitted Assets                                              (182,691)            100,351             (42,153)
 Change in Reserve on Account of Change in Valuation Basis                    23,935             236,861                  --
 Change in Liability for Reinsurance in Unauthorized Companies                   559                (198)               (179)
 Correction of Reserves and Tax Liabilities                                       --               4,187                  --
 Dividends to Stockholder                                                   (156,000)           (207,000)           (115,000)
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        (14,526)            875,789             288,226
                                                                       -------------       -------------       -------------
CAPITAL AND SURPLUS,
                                                                       -------------       -------------       -------------
 End of year                                                              $2,177,858          $2,556,588          $1,667,679
                                                                       -------------       -------------       -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                                      2008                  2007                  2006
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and Annuity Considerations                                  $9,351,978           $10,306,169            $9,836,688
 Net Investment Income                                                   408,199               378,000               383,972
 Miscellaneous Income                                                  1,885,933               493,502                98,373
                                                                 ---------------       ---------------       ---------------
  Total Income                                                        11,646,110            11,177,671            10,319,033
                                                                 ---------------       ---------------       ---------------
 Benefits Paid                                                        10,733,727            10,132,212             9,346,769
 Federal Income Tax Payments (Recoveries)                                (96,263)               71,171              (103,806)
 Net Transfers from Separate Accounts                                 (1,671,681)             (204,517)             (188,413)
 Other Expenses                                                       (2,295,760)              332,141             1,011,284
                                                                 ---------------       ---------------       ---------------
  Total Benefits and Expenses                                          6,670,023            10,331,007            10,065,834
                                                                 ---------------       ---------------       ---------------
                      NET CASH PROVIDED BY OPERATING ACTIVITIES        4,976,087               846,664               253,199
                                                                 ---------------       ---------------       ---------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD AND MATURED
 Bonds                                                                   779,818             1,526,875             1,959,478
 Common and Preferred Stocks                                              38,676               149,356                24,070
 Mortgage Loans                                                           17,014                63,357                 8,746
 Derivatives and Other                                                   878,786               (32,175)              (16,109)
                                                                 ---------------       ---------------       ---------------
  Total Investment Proceeds                                            1,714,294             1,707,413             1,976,185
                                                                 ---------------       ---------------       ---------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                                 3,706,708             2,269,295             1,682,961
 Common and Preferred Stocks                                              19,943               214,967               140,727
 Mortgage Loans                                                          278,706               253,365                70,991
 Real Estate                                                                  --                 2,781                 1,125
 Derivatives and Other                                                 1,529,747               384,420               109,533
                                                                 ---------------       ---------------       ---------------
  Total Investments Acquired                                           5,535,104             3,124,828             2,005,337
                                                                 ---------------       ---------------       ---------------
 Net Increase in Policy Loans                                             11,147                19,142                   720
                                                                 ---------------       ---------------       ---------------
                         NET CASH USED FOR INVESTING ACTIVITIES       (3,831,957)           (1,436,557)              (29,872)
                                                                 ---------------       ---------------       ---------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Capital Contribution                                                    208,661               100,000                    --
 Dividends to Stockholder                                               (156,000)              (57,726)             (115,000)
 Funds Held Under Reinsurance Treaties with Unauthorized
  Reinsurers                                                           1,013,639               646,001                    --
 Net Other Cash (Used) Provided                                         (449,560)                 (747)               13,463
                                                                 ---------------       ---------------       ---------------
    NET CASH PROVIDED BY (USED FOR) FINANCING AND MISCELLANEOUS
                                                     ACTIVITIES          616,740               687,528              (101,537)
                                                                 ---------------       ---------------       ---------------
 Net Increase in Cash and Short-Term Investments                       1,760,870                97,635               121,790
 Cash and Short-Term Investments, Beginning of Year                      565,283               467,648               345,858
                                                                 ---------------       ---------------       ---------------
                   CASH AND SHORT-TERM INVESTMENTS, END OF YEAR       $2,326,153              $565,283              $467,648
                                                                 ---------------       ---------------       ---------------
Note: Supplemental disclosures of cash flow information for
 non-cash transactions:
 Capital contribution from parent to settle intercompany
  balances related to stock compensation                                   3,815                 6,916                 5,070
 Dividend of Assets to Affiliate Champlain Life Reinsurance
  Company                                                                     --               149,274                    --

                       SEE NOTES TO FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by Connecticut. A difference prescribed by Connecticut state law, allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

The Company has received approval from the Connecticut Insurance Department regarding the use of a permitted practice related to the statutory accounting for deferred income taxes as of December 31, 2008. This permitted practice modifies the accounting for deferred income taxes prescribed by NAIC SAP by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. The benefits of this permitted practice may not be considered by the Company when determining surplus available for dividends and the Company must maintain it's Risk Based Capital Ratio at or above 250%. The Company is also required to submit a quarterly certification of the Company's deferred tax asset calculation to the Connecticut Department of Insurance. If the Company had not used this permitted practice, the Company's risk-based capital would not have triggered a regulatory event.

The effect of the use of the above described practices prescribed and permitted by the Connecticut Insurance Department is shown in the reconciliation of the Company's net income and capital and surplus to NAIC SAP below:

                                                                           2008                2007                2006
---------------------------------------------------------------------------------------------------------------------------------
NET (LOSS) INCOME, STATE OF CONNECTICUT BASIS                           $ (1,983,105)          $ 284,516           $ 338,711
State prescribed practice:
Reinsurance reserve credit                                                  (142,389)             (7,492)             (3,876)
                                                                      --------------       -------------       -------------
Net (loss) income, NAIC SAP:                                             $(2,125,494)           $277,024            $334,835
                                                                      --------------       -------------       -------------
Statutory surplus, State of Connecticut basis                             $2,177,858          $2,556,588          $1,667,679
State permitted and prescribed practice
Reinsurance reserve credit -- prescribed practice                           (390,571)           (248,182)           (240,690)
Deferred income taxes -- permitted practice                                 (299,614)                 --                  --
                                                                      --------------       -------------       -------------
Statutory surplus, NAIC SAP:                                              $1,487,673          $2,308,406          $1,426,989
                                                                      --------------       -------------       -------------

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies, evaluation of other-than-temporary impairments and valuation of derivatives. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the financial statements. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC, which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity,

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

(12) comprehensive income and its components are not presented in statutory financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net (loss) income and capital and surplus for the Company are as follows:

                                                                           2008                2007                2006
---------------------------------------------------------------------------------------------------------------------------------
GAAP Net (loss) Income                                                   $(2,431,996)           $348,883            $312,900
Deferral and amortization of policy acquisition costs, net                    56,711            (583,420)            (69,341)
Change in unearned revenue reserve                                           221,472             205,884             120,820
Deferred taxes                                                            (1,254,566)             76,671             (57,573)
Separate account expense allowance                                          (922,220)            382,281             143,649
Benefit reserve adjustment                                                   359,517            (328,431)            (91,421)
Prepaid reinsurance adjustment                                                  (967)              3,703                 615
Sales inducements                                                            (56,624)            (30,167)            (21,576)
Derivatives                                                                1,870,871             263,627              60,110
Realized capital gains (losses)                                              441,220            (114,173)            (46,589)
Goodwill impairment                                                           76,895                  --                  --
Other, net                                                                  (343,419)             59,658             (12,883)
                                                                      --------------       -------------       -------------
                                         STATUTORY NET (LOSS) INCOME     $(1,983,106)           $284,516            $338,711
                                                                      --------------       -------------       -------------

                                                                           2008                2007                2006
---------------------------------------------------------------------------------------------------------------------------------
GAAP Stockholder's Equity                                                 $1,543,717          $4,153,194          $3,916,947
Deferred policy acquisition costs                                         (5,679,729)         (5,187,834)         (4,583,199)
Unearned revenue reserve                                                   1,191,670             861,421             648,448
Deferred taxes                                                              (645,626)            475,659             383,837
Separate account expense allowance                                         1,561,059           2,473,554           2,089,536
Unrealized gains on investments                                              806,123              56,340            (117,113)
Benefit reserve adjustment                                                 3,327,187             (44,469)           (274,921)
Asset valuation reserve                                                       (6,004)            (46,855)            (41,544)
Prepaid reinsurance premium                                                  (49,200)            (40,877)            (33,931)
Goodwill                                                                     (93,206)           (170,100)           (170,100)
Reinsurance ceded                                                            111,406                (569)           (200,371)
Other, net                                                                   110,461              27,124              50,090
                                                                      --------------       -------------       -------------
                                       STATUTORY CAPITAL AND SURPLUS      $2,177,858          $2,556,588          $1,667,679
                                                                      --------------       -------------       -------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

During 2008, the Company changed it's reserving methodologies relating to CARVM calculations for two blocks of Fortis Adaptable life policies. The change resulted in a basis change which lowered reserves by $23,935 and was reported as a direct increase to surplus.

During 2007, the State of Connecticut Insurance Department approved changes to certain reserving methodologies. The reserve valuation basis for variable annuities was changed from "continuous" CARVM to "curtate" CARVM. The change resulted in a basis change which lowered reserves by $236,861 and was reported as a direct increase to surplus.

As of December 31, 2008 and 2007, the Company had $14,464,897 and $10,136,370,
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2008 and 2007 totaled $60,552 and $31,284, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2008 (including general and separate account liabilities) are as follows

                                                                     % OF
SUBJECT TO DISCRETIONARY WITHDRAWAL:                   AMOUNT       TOTAL
--------------------------------------------------------------------------------
With market value adjustment:
 In a lump sum reflecting changes in interest
  rates or asset values                                $2,464,756      4.73%
 In installments over 5 years or more, with or
  w/o reduction in interest rates                              --      0.00%
At book value, less current surrender charge of
 5% or more                                               869,809      1.67%
At market value                                        46,229,124     88.64%
                                                   --------------  --------
         TOTAL WITH ADJUSTMENT OR AT MARKET VALUE      49,563,689     95.03%
                                                   --------------  --------
At book value without adjustment (minimal or no
 charge or adjustment):
 In a lump sum without adjustment                         296,080      0.57%
 Installments over less than 5 years                           --      0.00%
 In a lump sum subject to a fixed surrender
  charge of less than 5%                                1,957,509      3.75%
 In a lump sum subject to a surrender charge                   --      0.00%
 All others                                                    --      0.00%
Not subject to discretionary withdrawal                   337,683      0.65%
                                                   --------------  --------
                                     TOTAL, GROSS      52,154,961    100.00%
Reinsurance ceded                                              --      0.00%
                                                   --------------  --------
                                       TOTAL, NET     $52,154,961    100.00%
                                                   --------------  --------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
Life and Accident & Health Annual Statement:
 Exhibit 5, Annuities Section, Total (net)             $5,777,961
 Exhibit 5, Supplementary Contract Section, Total
  (net)                                                     4,540
 Exhibit 7, Deposit-Type Contracts Section,
  Column 1, Line 14                                        70,266
                                                   --------------
                                         SUBTOTAL       5,852,767
Separate Account Annual Statement
 Exhibit 3, Column 2, Line 0299999                     46,302,194
 Exhibit 3, Column 2, Line 0399999                             --
 Policyholder dividend and coupon accumulations                --
 Policyholder premiums                                         --
 Guaranteed interest contracts                                 --
 Other contract deposit funds                                  --
                                                   --------------
                                         SUBTOTAL      46,302,194
                                                   --------------
                                   COMBINED TOTAL     $52,154,961
                                                   --------------

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Unaffiliated common stocks are carried at fair value with the change in the difference from cost recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair values depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Investments in common and preferred stocks of subsidiaries and affiliates of the Company are carried in accordance with Statement of Statutory Accounting Principles ("SSAP") No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88) based on their underlying equity generally adjusted to a statutory basis. Mortgage loans on real estate are stated at the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value.

Interest income on bonds and mortgage loans is recognized when earned on the constant effective yield method based on estimated principal repayments, if applicable. For bonds subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments. The new effective yields used for fixed rate and variable rate loan-backed securities are recalculated on a retrospective and prospective basis, respectively. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on interest only securities is determined using the prospective method.

Prepayment fees on bonds and mortgage loans are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For bond investments, other than loan-backed securities, that have had an other-than-temporary impairment loss, income is earned on the effective yield method based upon the new cost basis and the amount and timing of future estimated cash flows.

Due and accrued investment income amounts over 90 days past due are non-admitted. There was no investment income due and accrued excluded from surplus at December 31, 2008 and 2007.

Net realized gains and losses from investment sales are determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $6,004 and $46,855 as of December 31, 2008, 2007 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold. The IMR balances as of December 31, 2008 and 2007 were $(7,165), and $(10,988) respectively. The 2008 and 2007 IMR balances were asset balances and were reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The net capital gains (losses) captured in the IMR, net of taxes, in 2008, 2007, and 2006 were $3,339, $(10,549) and $(15,707), respectively. The amount of (expense) or income amortized from the IMR net of taxes in 2008, 2007 and 2006 included in the Company's Statements of Operations, was $(484), $(86) and $2,664, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statement of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security, that is not subject to SSAP No. 43 (Loan-backed and Structured Securities), below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 requires the Company to periodically update their best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cash flows of a security are less than its amortized cost, then an other-than-temporary impairment charge is recognized equal to the difference between the amortized cost and undiscounted estimated cash flows of the security. The undiscounted estimated cash flows of the impaired investment become its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Net realized capital losses resulting from write-downs for other-than-temporary impairments on corporate and asset-backed fixed maturities was $92,544, $560 and $0 for the years ended December 31, 2008, 2007 and 2006. Net realized capital losses resulting from write-downs for other-than-temporary impairments on equities was $20,786, $1,664 and $0 for the years ended December 31, 2008, 2007 and 2006, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses. The Company does not have a valuation reserve as of December 31, 2008, 2007 and 2006, respectively.

ADOPTION OF ACCOUNTING STANDARDS

SSAP No. 98 -- Treatment of Cashflows When Quantifying Changes in Valuation and Impairments, An Amendment to SSAP 43 -- Loan Backed and Structured Securities (SSAP No. 98), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task force during 2008. SSAP No. 98 more closely aligns the statutory accounting impairment rules with the more conservative U.S. GAAP accounting principles. SSAP 98 is effective on September 30, 2009 with early adoption permitted. The Company does not expect the implementation of SSAP 98 to have a material impact on the Company's financial statements.

SSAP No. 97 -- Investments in Subsidiary, Controlled and Affiliated Entities (SSAP No. 97), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task force during 2007. SSAP No. 97 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It was effective on January 1, 2008, and did not have a material impact on the Company's financial statements.

SSAP No. 96 -- Settlement Requirements for Intercompany Transactions (SSAP No.
96), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task Force December 11, 2006. SSAP No. 96 establishes a statutory aging threshold for admission of loans and advances to related parties outstanding as of the reporting date. In addition, this statement establishes an aging threshold for admission of receivables associated with transactions for services provided to related parties outstanding as of the reporting date. It was effective December 31, 2007, and did not have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(A) COMPONENTS OF NET INVESTMENT INCOME

                                            2008             2007        2006
--------------------------------------------------------------------------------
Interest income from bonds and
 short-term investments                    $343,501         $335,302    $306,123
Interest income from policy loans            22,535           21,532      21,199
Interest income from mortgage loans          26,596           17,414       9,591
Interest and dividends from other
 investments                                 (9,818)           9,101       9,577
                                         ----------       ----------  ----------
Gross investment income                     382,814          383,349     346,490
Less: investment expenses                     6,780           34,912       7,143
                                         ----------       ----------  ----------
                  NET INVESTMENT INCOME    $376,034         $348,437    $339,347
                                         ----------       ----------  ----------

(B) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON BONDS AND SHORT TERM INVESTMENTS

                                 2008              2007             2006
--------------------------------------------------------------------------------
Gross unrealized
 capital gains                    $89,940          $86,420          $95,839
Gross unrealized
 capital losses                  (981,592)        (152,307)         (62,923)
Net unrealized capital
 (losses) gains                  (891,652)         (65,887)          32,916
Balance, beginning of
 year                             (65,887)          32,916           41,257
                              -----------       ----------       ----------
          CHANGE IN NET
     UNREALIZED CAPITAL
        LOSSES ON BONDS
         AND SHORT-TERM
            INVESTMENTS         $(825,765)        $(98,803)         $(8,341)
                              -----------       ----------       ----------

(C) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON STOCKS AND PREFERRED STOCKS

                                   2008             2007            2006
--------------------------------------------------------------------------------
Gross unrealized capital gains         $245          $1,751          $3,778
Gross unrealized capital
 losses                            (157,708)        (56,041)        (36,376)
                                -----------       ---------       ---------
Net unrealized capital losses      (157,463)        (54,290)        (32,598)
Balance, beginning of year          (54,290)        (32,598)        (30,969)
                                -----------       ---------       ---------
      CHANGE IN NET UNREALIZED
        CAPITAL (LOSSES) GAINS
ON COMMON STOCKS AND PREFERRED
                        STOCKS    $(103,173)       $(21,692)        $(1,629)
                                -----------       ---------       ---------

(D) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                  2008               2007               2006
---------------------------------------------------------------------------------------------------------------------
Bonds and short-term investments                                 $(103,639)          $(13,496)          $(19,176)
Common stocks                                                         (784)               (11)                43
Preferred stocks                                                   (27,428)            (2,546)              (502)
Other invested assets                                            1,095,885            (72,007)           (40,976)
                                                              ------------       ------------       ------------
Realized capital gains (losses)                                    964,034            (88,060)           (60,611)
Capital gains tax benefit                                             (467)             4,248             (4,248)
                                                              ------------       ------------       ------------
Net realized capital losses, after tax                             964,501            (92,308)           (56,363)
Less: amounts transferred to IMR                                     3,339            (10,549)           (15,707)
                                                              ------------       ------------       ------------
              NET REALIZED CAPITAL (LOSSES) GAINS, AFTER TAX      $961,162           $(81,759)          $(40,656)
                                                              ------------       ------------       ------------

For the years ended December 31, 2008, 2007 and 2006, sales of unaffiliated bonds and short-term investments resulted in proceeds of $1,083,622, $1,478,584 and $1,771,232, gross realized capital gains of $13,331, $13,287 and $9,836, and gross realized capital losses of $29,008, $26,224 and $29,012 respectively, before transfers to the IMR.

For the years ended December 31, 2008, 2007 and 2006, sales of common and preferred stocks resulted in proceeds of $18,884, $149,356 and $24,070, gross realized capital gains of $11, $62 and $43, and gross realized capital losses of $7,437, $955 and $502, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into income generation or replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), income generation, replication, or held for other investment and/or risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut, State of Illinois, and State of New York insurance departments.

Interest rate swaps and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value, fair value, and carrying value of derivative instruments used during the year are disclosed in the strategy discussions below. During the year 2008 and 2007, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation, fair value hedges, or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2008 and 2007, were $13,610,197 and $17,006,125, respectively.
The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third party data as inputs or independent broker quotations. The Company did not have any material unrealized gains or losses during the reporting period representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting. The fair value of derivative instruments at December 31, 2008 and 2007, were $1,859,441 and $472,283, respectively. As of December 31, 2008 and 2007, the average fair value for derivatives held for other investment and/or risk management activities was $963,117 and $314,434, respectively. The carrying value of derivative instruments at December 31, 2008 and 2007, were $1,764,939 and $466,251, respectively.

CASH-FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. Forward starting swap agreements are used to hedge the interest rate exposure of anticipated future purchases of fixed rate securities. The maximum length of time over which the Company is hedging exposure to the variability of future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, is five years. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2008 and 2007, interest rate swaps used in cash flow hedge relationships had a notional value of $235,000 and $150,000, respectively, a fair value of $72,937 and $(341), respectively, and a carrying value of $0.

FOREIGN CURRENCY SWAPS: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in euros and are hedged to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2008 and 2007, foreign currency swaps used in cash flow hedge relationships had a notional value of $176,393 and $192,393, respectively, a fair value of $19,874 and $(23,535), respectively, and a carrying value of $(1,691) and $(29,875), respectively.

REPLICATION TRANSACTIONS

CREDIT DEFAULT SWAPS: The Company periodically enters into credit default swaps as part of replication transactions. Credit default swaps used in replication transactions had a notional value at December 31, 2008 and 2007, of $0, and $7,500, respectively, a fair value of $0 and $33, respectively, and a carrying value of $0.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

INTEREST RATE CAPS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2008 and 2007, interest rate caps used to mitigate risk in a rising interest rate environment had a notional value of $80,767 and $580,767, respectively, a fair value of $655 and $2,435, respectively, and a carrying value of $655 and $2,435, respectively. For the years ended December 31, 2008, 2007 and 2006, derivative contracts in this strategy reported a loss of $(5,450), $(6,239) and $(235), respectively, in realized capital gains and losses.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity. As of December 31, 2008 and 2007, credit default swaps had a notional value of $355,316 and

$447,700, respectively, a fair value of $37,463 and $3,597, respectively, and a carrying value of $37,463 and $3,597 respectively. For the years ended December 31, 2008, 2007 and 2006, credit default swaps reported a gain of $20,185, a gain of $1,453 and a loss of $(19), respectively, in realized capital gains and losses. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap. As of December 31, 2008 and 2007, credit default swaps in offsetting relationships had a notional value of $140,000 and $0, respectively, a fair value of $0, and a carrying value of $0. For the years ended 2008, 2007 and 2006, there were no realized gains and losses on credit default swaps in offsetting relationships.

FUTURES CONTRACTS, EQUITY INDEX OPTIONS, TOTAL RETURN INDEX, AND INTEREST RATE SWAP CONTRACTS: The Company enters into interest rate futures, S&P 500 and NASDAQ index futures contracts and put and call options, as well as interest rate, total return Europe, Australasia, and Far East ("EAFE") and equity volatility and dividend swap contracts to hedge exposure to the volatility associated with the portion of the guaranteed minimum withdrawal benefit ("GMWB") liabilities which are not reinsured and to periodically hedge anticipated GMWB new business. In 2007, the Company entered into a customized swap contract to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. As of December 31, 2008 and 2007, derivative contracts in this strategy had a notional value of $10,136,044 and $14,946,569, respectively, a fair value of $1,565,020 and $495,575, respectively, and a carrying value of $1,565,020 and $495,575, respectively. For the years ended December 31, 2008, 2007 and 2006, derivative contracts in this strategy reported a gain of $1,006,992, a loss of $(48,528) and $(25,898), respectively, in realized capital gains and losses.

INTEREST RATE SWAPS: The Company enters into interest rate swaps to manage duration risk between assets and liabilities. As of December 31, 2008 and 2007, interest rate swaps had a notional value of $75,000 and $636,500, respectively, a fair value of $319 and $(1,777), respectively, and a carrying value of $319 and $(1,777), respectively. For the years ended December 31, 2008, 2007 and 2006, interest rate swaps reported a gain of $6,056, $447 and $772, respectively, in realized capital gains and losses. In addition, the Company may enter into interest rates swaps to terminate existing swaps in hedging relationships, and thereby offsetting the changes in value in the original swap. As of December 31, 2008 and 2007, interest rate swaps in offsetting relationships had a notional value of $225,000 and $20,000, respectively, a fair value of $(13,301) and $297, respectively, and a carrying value of $(13,301) and $297, respectively. For the year ended December 31, 2008, interest rate swaps in offsetting relationships reported a gain of $2,316. For the years ended 2007 and 2006, there were no realized gains and losses on interest rate swaps in offsetting relationships.

EQUITY INDEX OPTIONS AND FUTURES: The Company purchases S&P 500 options contracts as well as futures to economically hedge the statutory reserve impact of equity volatility arising primarily from guaranteed minimum death benefits ("GMDB") and guaranteed minimum withdrawal benefits ("GMWB") obligations against a decline in the equity markets. As of December 31, 2008 and 2007, derivative contracts in this strategy had a notional value $1,870,478 and $0, respectively, a fair value of $134,852 and $0, respectively, and a carrying value of $134,852 and $0, respectively. For the years ended December 31, 2008, 2007 and 2006, derivative contracts in this strategy reported a loss of $(13,503), $(16,876) and $(6,573), respectively, in realized capital gains and losses.

FOREIGN CURRENCY SWAPS AND FORWARDS: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. In addition, foreign currency and forward contracts convert euros to yen in order to economically hedge the foreign currency risk associated with certain Japanese variable annuity products that are assumed by Hartford Life and Annuity Insurance Company. As of December 31, 2008 and 2007, foreign currency swaps and forwards had a notional value of $315,699 and $44,196, respectively, a fair value of $41,393 and $(3,756), respectively, and a carrying value of $41,393 and $(3,756), respectively. For the years ended December 31, 2008, 2007 and 2006, derivative contracts in this strategy reported a loss of $(773), a gain of $599 and a loss of $(805), respectively, in realized capital gains and losses.

WARRANTS: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2008 and 2007, the warrants had a notional value of $500, a fair value of $229 and $52, respectively, and a carrying value of $229 and $52, respectively. There were no realized gains and losses during the years 2008, 2007 and 2006.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a referenced index or asset pool in order to synthetically replicate investment transactions. In addition, the Company may enter into credit default swaps that assume credit risk to terminate existing credit default swaps that reduce credit risk, thereby offsetting the changes in value of the original swap."

The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade baskets of up to five corporate issuers and diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and are typically divided into tranches that possess different credit ratings.

The following table presents the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31, 2008.

                                                AVERAGE      AS OF DECEM
CREDIT DERIVATIVE TYPE BY       NOTIONAL                                       CARRYING
DERIVATIVE RISK EXPOSURE       AMOUNT (2)                FAIR VALUE              VALUE
---------------------------------------------------------------------------------------------
Basket credit default
 swaps (4) Investment
 grade risk exposure              $70,000                  $(21,514)            $(21,514)
                                ---------                 ---------            ---------
                 TOTAL           $ 70,000                 $ (21,514)           $ (21,514)

                                WEIGHTED                         UNDERLYING
                                                AVERAGE      AS OF DECEM
CREDIT DERIVATIVE TYPE BY       YEARS TO                      OBLIGATION(S) (1)EDIT
DERIVATIVE RISK EXPOSURE        MATURITY                 TYPE                RATING
-------------------------  ------------------------------------------------------------------
Basket credit default
 swaps (4) Investment
 grade risk exposure             42 years             CMBS Credit               AAA
                                ---------            ------------            ------
                 TOTAL

                               OFFSETTING
                                             AVERAGE      AS OF DECEM
CREDIT DERIVATIVE TYPE BY        AMOUNT                     FAIR               CARRYING
DERIVATIVE RISK EXPOSURE           (3)                    VALUE (3)              VALUE
-------------------------  -------------------------------------------------------------
Basket credit default
 swaps (4) Investment
 grade risk exposure              $70,000                   $21,514              $21,514
                                ---------                 ---------            ---------
                 TOTAL           $ 70,000                  $ 21,514             $ 21,514

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting, the future changes in value of or losses paid related to the original swap.

(4) Includes $70,000 of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. For each legal entity, the Company's credit exposures are generally quantified daily, netted by counterparty, and collateral is pledged to and held by, or behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds which do not exceed $10,000. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with the Company policies and statutory limitations. The Company also maintains a policy of requiring that derivative contracts, other than exchange traded contracts and certain currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

As of December 31, 2008, the Company has incurred losses of $(13,838) on derivative instruments due to counterparty default related to the bankruptcy of Lehman Brothers Holdings, Inc. These losses were a result of the contractual collateral threshold amounts and open collateral calls in excess of such amounts immediately prior to the bankruptcy filing, as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2008, the Company had one significant concentration of credit risk, Government of Japan, that exceeded 10% of capital and surplus in bonds of single issuers that was not U.S. government, certain U.S. government agencies and short term investment pool. These bonds were all designated NAIC investment grade. The Company monitors closely these concentrations and the potential impact of capital and surplus should the issuer fail to perform according to the contractual terms of the investment. As of December 31, 2008, the carrying value, gross unrealized gain, gross unrealized loss and estimated fair value of these bonds were $1,848,824, $20,292, $0 and $1,869,116

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                               DECEMBER 31, 2008
                                                                           GROSS                   GROSS             ESTIMATED
                                                 STATEMENT               UNREALIZED             UNREALIZED              FAIR
                                                   VALUE                   GAINS                  LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies and
 authorities:
 -- Guaranteed and sponsored                         $767,433                $8,278                  $(3,717)            $771,994
 -- Guaranteed and sponsored -- asset-backed          612,681                14,147                   (1,672)             625,156
States, municipalities and political
 subdivisions                                          56,540                   258                   (9,859)              46,939
International governments                           1,784,069                21,070                     (496)           1,804,643
Public utilities                                      552,314                 5,224                  (52,867)             504,671
All other corporate -- excluding
 asset-backed                                       2,543,103                34,761                 (271,737)           2,306,127
All other corporate -- asset-backed                 2,055,543                 6,202                 (641,244)           1,420,501
Short-term investments                              2,166,710                    --                       --            2,166,710
                                              ---------------            ----------            -------------       --------------
      TOTAL BONDS AND SHORT-TERM INVESTMENTS      $10,538,393               $89,940                $(981,592)          $9,646,741
                                              ---------------            ----------            -------------       --------------

                                                                           GROSDECEMBER 31, 2008   GROSS             ESTIMATED
                                                                         UNREALIZED             UNREALIZED              FAIR
                                                   COST                    GAINS                  LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                           $5,987                   $18                    $(974)              $5,031
Common stock -- affiliated                             36,884                    --                  (30,395)               6,489
                                              ---------------            ----------            -------------       --------------
                         TOTAL COMMON STOCKS          $42,871                   $18                 $(31,369)             $11,520
                                              ---------------            ----------            -------------       --------------

                                                                               DECEMBER 31, 2008
                                                                           GROSS                   GROSS             ESTIMATED
                                                 STATEMENT               UNREALIZED             UNREALIZED              FAIR
                                                   VALUE                   GAINS                  LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated                      $255,362                  $227                $(126,339)            $129,250
                                              ---------------            ----------            -------------       --------------
                      TOTAL PREFERRED STOCKS         $255,362                  $227                $(126,339)            $129,250
                                              ---------------            ----------            -------------       --------------

                                                                               DECEMBER 31, 2007
                                                                           GROSS                   GROSS             ESTIMATED
                                                 STATEMENT               UNREALIZED             UNREALIZED              FAIR
                                                   VALUE                   GAINS                  LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies and
 authorities:
 -- Guaranteed and sponsored                          $21,766                  $489                     $ --              $22,255
 -- Guaranteed and sponsored -- asset-backed          610,221                 8,476                   (3,611)             615,086
States, municipalities and political
 subdivisions                                          36,155                    --                   (1,693)              34,462
International governments                              16,739                   439                     (102)              17,076
Public utilities                                      467,158                 3,364                  (11,666)             458,856
All other corporate -- excluding
 asset-backed                                       2,156,711                47,235                  (40,854)           2,163,092
All other corporate -- asset-backed                 2,296,880                26,417                  (94,381)           2,228,916
Short-term investments                                476,505                    --                       --              476,505
                                              ---------------            ----------            -------------       --------------
      TOTAL BONDS AND SHORT-TERM INVESTMENTS       $6,082,135               $86,420                $(152,307)          $6,016,248
                                              ---------------            ----------            -------------       --------------

                                                                           GROSS                   GROSS             ESTIMATED
                                                                         UNREALDECEMBER 31, 2007UNREALIZED              FAIR
                                                   COST                    GAINS                  LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                           $6,662                $1,425                      $(3)              $8,084
Common stock -- affiliated                             36,884                    --                  (30,221)               6,663
                                              ---------------            ----------            -------------       --------------
                         TOTAL COMMON STOCKS          $43,546                $1,425                 $(30,224)             $14,747
                                              ---------------            ----------            -------------       --------------

                                                                    GROSS   DECEMBER 31, 2007  GROSS                  ESTIMATED
                                           STATEMENT             UNREALIZED                  UNREALIZED                 FAIR
                                             VALUE                  GAINS                      LOSSES                   VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated               $301,811                 $236                     $(25,817)                $276,230
                                         -------------            ---------                 ------------            -------------
                 TOTAL PREFERRED STOCKS       $301,811                 $236                     $(25,817)                $276,230
                                         -------------            ---------                 ------------            -------------

The statement value and estimated fair value of bonds and short-term investments at December 31, 2008 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                    STATEMENT       ESTIMATED
                                                      VALUE         FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                               $2,534,297      $2,495,083
Due after one year through five years                  2,637,862       2,356,958
Due after five years through ten years                 3,812,781       3,406,406
Due after ten years                                    1,553,453       1,388,294
                                                 ---------------  --------------
                                          TOTAL      $10,538,393      $9,646,741
                                                 ---------------  --------------

At December 31, 2008 and 2007, securities with a statement value of $3,809 and $3,805, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's mortgage loans outstanding were 6.99% and 4.02% and 9.38% and 5.26% during 2008 and 2007, respectively. During 2008 and 2007, the Company did not reduce interest rates on any outstanding mortgage loans. For loans held at December 31, 2008 and 2007, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 79.23%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2008 and 2007, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired mortgage loans as of December 31, 2008 and 2007.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The Company did not have investments in restructured loans as of December 31, 2008, 2007 and 2006.

(J) FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                        2008   ESTIMATED                 2007   ESTIMATED
                                            STATEMENT             FAIR       STATEMENT             FAIR
                                              VALUE              VALUE         VALUE              VALUE
-----------------------------------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds and short-term investments           $10,538,393          9,646,741    $6,082,135          6,016,248
 Preferred stocks                               255,362            129,250       301,811            276,320
 Common stocks                                   11,520             11,520        14,747             14,747
 Mortgage loans                                 611,372            569,461       350,528            351,604
 Derivative related assets (1)                1,791,997          1,813,561       473,685            479,381
 Policy loans                                   354,920            354,920       343,773            343,773
 Other invested assets                          264,280            264,280       183,719            183,719
LIABILITIES
 Liability for deposit type contracts           $70,266            $70,266       $73,736            $73,736
 Derivative related liabilities (1)              27,058             27,058         7,434              6,790
                                          -------------       ------------  ------------       ------------

(1) Includes derivatives held for other investment and risk management activities as of December 31, 2008 and 2007, with a fair value asset position of $1,793,687 and $490,565, respectively, and a liability position of $27,058 and $5,561, respectively. Excludes derivative contracts that receive hedge accounting and have a zero statement value at December 31, 2008 and 2007. These derivatives are not reported on the Statement of Admitted Assets, Liabilities and Surplus and have a fair value as of December 31, 2008 and 2007, of $72,938 and ($308), respectively.

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion of SFAS 157 "Fair Value Measurements" reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Derivative instruments are fair valued using pricing valuation models, which utilize market data inputs or independent broker quotations. The Company performs a monthly analysis on the prices received from third parties and derivative valuation which includes both quantitative and qualitative analysis.

The Company's financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SFAS No. 157, FAIR VALUE MEASUREMENTS. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The levels of the fair value hierarchy are as follows:

  LEVEL 1 -- Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.

  LEVEL 2 -- Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.

  LEVEL 3 -- Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as private placement debt and equity securities. Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the SFAS 157 Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

The following table provides information as of December 31, 2008 about the Company's financial assets and liabilities measured at fair value on a recurring basis.

                                                  QUOTED PRICES
                                                    IN ACTIVE            SIGNIFICANT             SIGNIFICANT
                                                   MARKETS FOR           OBSERVABLE             UNOBSERVABLE
                                                IDENTICAL ASSETS           INPUTS                  INPUTS
                                                    (LEVEL 1)             (LEVEL 2)               (LEVEL 3)             TOTAL
---------------------------------------------------------------------------------------------------------------------------------
ASSETS AT FAIR VALUE:
Common Stock                                           $5,028                     --                       $4              $5,032
Derivative related assets
 Customized derivatives used to hedge US GMWB              --                     --                  490,215             490,215
 Other derivatives used to hedge US GMWB                   --                (12,918)               1,101,792           1,088,874
 Macro hedge program                                       --                 34,614                  134,852             169,466
 Other derivative assets                                   --                 44,477                      655              45,132
Total derivative related assets                            --                 66,173                1,727,514           1,793,687
Separate account assets                                50,551                     --                       --              50,551
                                                    ---------            -----------            -------------       -------------
                  TOTAL ASSETS AT FAIR VALUE:         $55,579               $132,346               $3,455,032          $3,642,957
                                                    ---------            -----------            -------------       -------------
LIABILITIES AT FAIR VALUE:
Derivative related liabilities
 Other derivatives used to hedge US GMWB                   --                     --                   14,070              14,070
 Other derivative liabilities                              --                 12,988                       --              12,988
Total derivative related liabilities                       --                 12,988                   14,070              27,058
Separate account liabilities                           50,551                     --                       --              50,551
                                                    ---------            -----------            -------------       -------------
             TOTAL LIABILITIES AT FAIR VALUE:         $50,551                $12,988                  $14,070             $77,609
                                                    ---------            -----------            -------------       -------------

Fair values and changes in the fair values of separate account assets generally accrue directly to the policyholders and are not included in the Company's revenues and expenses or surplus.

Level 1 financial assets and liabilities

Common Stock classified in Level 1 includes actively-traded exchange-listed equity securities and mutual funds. Separate account assets in Level 1 primarily include actively-traded institutional and retail mutual fund investments valued by the respective mutual fund companies.

Level 2 financial assets and liabilities

DERIVATIVE: Amounts classified in Level 2 represent over-the-counter instruments, such as forwards, interest rate swaps, currency swaps, and certain credit default swaps that do not qualify for hedge accounting. The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.

Level 3 financial assets and liabilities

The Company classifies certain privately placed, complex or illiquid securities in Level 3.

COMMON STOCK: Securities classified in Level 3 represent private placement equity securities. Fair values for these securities are derived principally using unobservable inputs as there is little, if any, relevant market data.

DERIVATIVES: Amounts classified in Level 3 represent complex derivatives, such as interest rate swaps, equity options and swaps, and certain credit default swaps that do not qualify for hedge accounting. Also included in Level 3 classification for derivatives are customized equity swaps that partially hedge the Company's U.S. GMWB liabilities. These derivative instruments are valued using pricing models which utilize both observable and unobservable inputs and, to a lesser extent, broker quotations. A derivative instrument containing Level 1 or Level 2 inputs will be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

The table below provides a fair value rollforward for the year ending December 31, 2008 for the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement on a recurring basis. The Company classifies the fair values of financial instruments within Level 3 if there are no observable markets for the instruments or, in the absence of active markets, the majority of the inputs used to determine fair value are based on the Company's own assumptions about market participant assumptions. The gains and losses in the table below include changes in fair value due partly to observable and unobservable factors.

                                                           CUSTOMIZED             OTHER
                                                        DERIVATIVES USED    DERIVATIVES USED
                                           COMMON         TO HEDGE US          TO HEDGE US
(IN MILLIONS)                               STOCK             GMWB                GMWB
----------------------------------------------------------------------------------------------
Fair value at 1/1/08                          $4             $36,281             $430,264
Realized/unrealized gains (losses)
 included in:
 Net income                                   --                  --                   --
 Unrealized gains and losses                  --             453,934              836,724
 Purchases, issuances, and settlements        --                  --             (179,266)
Transfers in (out) of Level 3                 --                  --                   --
                                             ---            --------            ---------
Fair value at 12/31/08                         4             490,215            1,087,722
                                             ---            --------            ---------
Total gains and (losses) included in
 income attributable to instruments
 held at the reporting date                   --             453,934              729,955
                                             ---            --------            ---------


                                           MACRO HEDGE           OTHER
(IN MILLIONS)                                PROGRAM          DERIVATIVES        TOTAL
--------------------------------------  ------------------------------------------------------
Fair value at 1/1/08                              --              $(515)         $466,034
Realized/unrealized gains (losses)
 included in:
 Net income                                       --                 --                --
 Unrealized gains and losses                 101,264             (1,394)        1,390,528
 Purchases, issuances, and settlements        33,588             (1,192)         (146,870)
Transfers in (out) of Level 3                     --              3,756             3,756
                                             -------            -------       -----------
Fair value at 12/31/08                       134,852                655        $1,713,448
                                             -------            -------       -----------
Total gains and (losses) included in
 income attributable to instruments
 held at the reporting date                  101,264             (4,167)       $1,280,986
                                             -------            -------       -----------

Changes in the value of common stock for realized gains/losses are included in net income, and changes in unrealized gains/losses have been included in surplus. Changes in the value of separate account assets for realized and unrealized gains/losses accrue directly to the policyholders and are not included in net income.

Transfers in and/or (out) of Level 3 during the twelve months ended December 31, 2008 are attributable to a change in the availability of market observable information for individual securities within respective categories

ASSETS MEASURED AT FAIR VALUE ON A NON-RECURRING BASIS

Certain financial assets are measured at fair value on a non-recurring basis, such as certain bonds and preferred stock valued at the lower of amortized cost or fair value, or investments that are impaired during the reporting period and recorded at fair value on the balance sheet at December 31, 2008. The following table summarizes the assets measured at fair value on a non-recurring basis as of 12/31/08:

                                           QUOTED PRICES IN        SIGNIFICANT        SIGNIFICANT
                                          ACTIVE MARKETS FOR        OBSERVABLE        UNOBSERVABLE
                                           IDENTICAL ASSETS           INPUTS             INPUTS           TOTAL GAINS
                                TOTAL          (LEVEL 1)            (LEVEL 2)          (LEVEL 3)         AND (LOSSES)
------------------------------------------------------------------------------------------------------------------------
Bonds                            6,173             --                  4,775              1,398              (7,128)

Bonds include those securities that are ineligible to be carried at amortized cost by the SVO and have a fair value that is less than amortized cost as of December 31, 2008. Also included in bonds are those securities that are eligible to be carried at amortized cost, but have been permanently impaired as of December 31, 2008 due to an other-than-temporary loss in value and as a result are written down to fair value at that time. Level 3 Bonds include primarily sub-prime and Alt-A securities that are priced by third party pricing services or brokers and are classified as level 3 due to the lack of liquidity in the market.

(K) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned from the Company's investment portfolio to qualifying third parties. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2008 and 2007, the statement value of the loaned securities was approximately $274,377 and $388,666, respectively, and was included in bonds in the Statements of Admitted Assets, Liabilities and Surplus. The Company earns income from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $135, $489 and $192 for the years ended December 31, 2008, 2007 and 2006, respectively, which was included in net investment income.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2008 and 2007, collateral pledged of $478,048 and $10,939, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Surplus.

As of December 31, 2008 and 2007, the Company had accepted collateral relating to the securities lending program and derivative instruments consisting of cash, U.S. Government and U.S. Government agency securities with a statement value of $2,080,162 and $799,664, respectively. At December 31, 2008 and 2007, cash collateral of $1,924,101 and $667,016 respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Surplus in bonds and cash and short-term investments with a corresponding amount recorded in other liabilities. The fair value of the cash collateral invested in bonds and cash and short-term investments was $1,829,907 as of December 31, 2008. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2008 and 2007. As of December 31, 2008 and 2007, all collateral accepted was held in separate custodial accounts.

The statement value of the cash and securities collateral received by contractually obligated terms are shown below.

                                                 CASH AND SECURITIES
                                                      COLLATERAL
                                                  DECEMBER 31, 2008
----------------------------------------------------------------------------
Thirty days or less                                    $1,949,162
Thirty one to 60 days                                      59,000
Sixty one to 90 days                                           --
                                                     ------------
Over 90 days                                               72,000
                                                     ------------
                                   TOTAL               $2,080,162
                                                     ------------

(L) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note No. 2, Summary of Significant Accounting Policies. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2008 and 2007.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2008.

                                                LESS THAN 12 MONTHS                                12 MONTHS OR MORE
                                    AMORTIZED          FAIR          UNREALIZED        AMORTIZED          FAIR          UNREALIZED
                                      COST             VALUE           LOSSES            COST             VALUE           LOSSES
----------------------------------------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't agencies
 & authorities
 -- guaranteed & sponsored            $684,248         $680,531          $(3,717)            $ --             $ --            $ --
 -- guaranteed & sponsored --
  asset backed                          37,768           37,523             (245)          79,200           77,773          (1,427)
States, municipalities &
 political subdivisions                 10,395            9,721             (674)          36,145           26,960          (9,185)
International Governments                4,983            4,487             (496)              --               --              --
Public utilities                       223,457          206,514          (16,943)         198,757          162,833         (35,924)
All other corporate including
 international                       1,311,543        1,212,800          (98,743)         721,634          548,640        (172,994)
All other corporate-asset
 backed                                557,904          455,963         (101,941)       1,441,860          902,557        (539,303)
                                   -----------      -----------      -----------      -----------      -----------      ----------
       TOTAL FIXED MATURITIES        2,830,298        2,607,539         (222,759)       2,477,596        1,718,763        (758,833)
Common stock -- unaffiliated             4,258            3,286             (972)               2               --              (2)
Common stock -- affiliated                  --               --               --           36,884            6,489         (30,395)
Preferred stock --
 unaffiliated                           20,127           11,958           (8,169)         232,547          114,377        (118,170)
                                   -----------      -----------      -----------      -----------      -----------      ----------
                 TOTAL EQUITY           24,385           15,244           (9,141)         269,433          120,866        (148,567)
                                   -----------      -----------      -----------      -----------      -----------      ----------
             TOTAL SECURITIES       $2,854,683       $2,622,783        $(231,900)      $2,747,029       $1,839,629       $(907,400)
                                   -----------      -----------      -----------      -----------      -----------      ----------

                                                       TOTAL
                                    AMORTIZED          FAIR           UNREALIZED
                                      COST             VALUE            LOSSES
-----------------------------  ------------------------------------------------------
U.S. Gov't and Gov't agencies
 & authorities
 -- guaranteed & sponsored            $684,248         $680,531           $(3,717)
 -- guaranteed & sponsored --
  asset backed                         116,968          115,296            (1,672)
States, municipalities &
 political subdivisions                 46,540           36,681            (9,859)
International Governments                4,983            4,487              (496)
Public utilities                       422,214          369,347           (52,867)
All other corporate including
 international                       2,033,177        1,761,440          (271,737)
All other corporate-asset
 backed                              1,999,764        1,358,520          (641,244)
                                   -----------      -----------      ------------
       TOTAL FIXED MATURITIES        5,307,894        4,326,302          (981,592)
Common stock -- unaffiliated             4,260            3,286              (974)
Common stock -- affiliated              36,884            6,489           (30,395)
Preferred stock --
 unaffiliated                          252,674          126,335          (126,339)
                                   -----------      -----------      ------------
                 TOTAL EQUITY          293,818          136,110          (157,708)
                                   -----------      -----------      ------------
             TOTAL SECURITIES       $5,601,712       $4,462,412       $(1,139,300)
                                   -----------      -----------      ------------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2008, fixed maturities, comprised of approximately 760 securities, accounted for approximately 86% of the Company's total unrealized loss amount. The securities were primarily concentrated in securitized assets, specifically CMBS and financial services sector securities. The remaining 14%, comprised of approximately 25 securities, primarily consisted of non-redeemable preferred stock in the financial services sector. The unrealized losses were largely the result of credit spread widening primarily due to continued deterioration in the U.S. housing market, tightened lending conditions and the market's flight to quality securities, as well as, a U.S. recession and a declining global economy.

As of December 31, 2008, 66% of securities in an unrealized loss position were depressed less than 20% of amortized cost. Based upon the Company's current evaluation of these securities in accordance with its impairment policy, the Company has determined that these securities are temporarily impaired.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 340 securities. The majority of these securities are investment grade fixed maturities depressed due to changes in credit spreads from the date of purchase. As of December 31, 2008, 80% were securities priced at or greater than 85% of amortized cost. The remaining securities were primarily composed of CMBS, ABS, and other corporate securities in the financial services sector, of which 90% had a credit rating of BBB or above as of December 31, 2008. The severity of the depression resulted from credit spread widening due to tightened lending conditions and the market's flight to quality securities.

Securities depressed for twelve months or more as of December 31, 2008 were comprised of approximately 445 securities with the majority of the unrealized loss amount relating to securitized assets and financial services sector securities. The majority of the securitized assets depressed for twelve months or more primarily relate to CMBS and sub-prime RMBS. Based upon the Company's cash flow modeling in a severe negative economic outlook, which shows no loss of principal and interest, it has been determined that these securities are temporarily impaired as of December 31, 2008. The majority of the other securities depressed for twelve months or more primarily relate to financial services sector securities that include corporate bonds, as well as, preferred equity issued by large high quality financial institutions that are lower in the capital structure and, as a result, have incurred greater price depressions. Based upon the Company's analysis of these securities and current macroeconomic conditions, the Company expects to see price recovery on these securities.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2007.

                                             LESS THAN 12 MONTHS                         12 MONTHS OR MORE
                                 AMORTIZED           FAIR          UNREALIZED       AMORTIZED           FAIR
                                    COST            VALUE            LOSSES            COST            VALUE
---------------------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored             $ --             $ --            $ --              $110             $110
 -- guaranteed & sponsored
  --asset backed                     44,618           44,107            (511)          190,627          187,527
States, municipalities &
 political subdivisions              35,000           33,354          (1,646)            1,155            1,108
International Governments                --               --              --            14,074           13,972
Public utilities                    172,959          166,639          (6,320)          111,623          106,277
All other corporate
 including international            627,727          609,966         (17,761)          477,236          454,143
All other corporate --
 asset backed                     1,053,508          974,477         (79,031)          475,498          460,148
                                 ----------       ----------       ---------        ----------       ----------
    TOTAL FIXED MATURITIES        1,933,812        1,828,543        (105,269)        1,270,323        1,223,285
Common stock --
 unaffiliated                            --               --              --                 3               --
Common stock -- affiliated               --               --              --            36,884            6,663
Preferred stock --
 unaffiliated                       207,806          188,684         (19,122)           69,480           62,785
                                 ----------       ----------       ---------        ----------       ----------
              TOTAL EQUITY          207,806          188,684         (19,122)          106,367           69,448
                                 ----------       ----------       ---------        ----------       ----------
          TOTAL SECURITIES       $2,141,618       $2,017,227       $(124,391)       $1,376,690       $1,292,733
                                 ----------       ----------       ---------        ----------       ----------

                               12 MONTHS OR MORE                             TOTAL
                                     UNREALIZED           AMORTIZED           FAIR          UNREALIZED
                                       LOSSES                COST            VALUE            LOSSES
--------------------------  -------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored                $ --                  $110             $110            $ --
 -- guaranteed & sponsored
  --asset backed                        (3,100)              235,245          231,634          (3,611)
States, municipalities &
 political subdivisions                    (47)               36,155           34,462          (1,693)
International Governments                 (102)               14,074           13,972            (102)
Public utilities                        (5,346)              284,582          272,916         (11,666)
All other corporate
 including international               (23,093)            1,104,963        1,064,109         (40,854)
All other corporate --
 asset backed                          (15,350)            1,529,006        1,434,625         (94,381)
                                      --------            ----------       ----------       ---------
    TOTAL FIXED MATURITIES             (47,038)            3,204,135        3,051,828        (152,307)
Common stock --
 unaffiliated                               (3)                    3               --              (3)
Common stock -- affiliated             (30,221)               36,884            6,663         (30,221)
Preferred stock --
 unaffiliated                           (6,695)              277,286          251,469         (25,817)
                                      --------            ----------       ----------       ---------
              TOTAL EQUITY             (36,919)              314,173          258,132         (56,041)
                                      --------            ----------       ----------       ---------
          TOTAL SECURITIES            $(83,957)           $3,518,308       $3,309,960       $(208,348)
                                      --------            ----------       ----------       ---------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2007, fixed maturities, comprised of approximately 590 securities, accounted for approximately 86% of the Company's total unrealized loss amount. The remaining 14% primarily consisted of non-redeemable preferred stock in the financial services sector, the majority of which were in an unrealized loss position for less than twelve months. There were no fixed maturities or equity securities as of December 31, 2007, with a fair value less than 80% of the security's amortized cost for more than six continuous months other than certain asset backed securities ("ABS") and collateralized mortgage backed securities ("CMBS") accounted for under SSAP No. 43. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position as of December 31, 2007 that were deemed to be other-than- temporarily impaired.

Fixed maturity securities in an unrealized loss position for less than twelve months were comprised of approximately 245 securities. The majority of these securities are investment grade fixed maturities depressed due to changes in credit spreads from the date of purchase. As of December 31, 2007, 85% were securities priced at or greater than 85% of amortized cost. The remaining securities were primarily composed of CMBS, ABS, and other corporate securities in the financial services sector, of which 75% had a credit rating of BBB or above as of December 31, 2007. The severity of the depression resulted from credit spread widening due to tightened lending conditions and the market's flight to quality securities.

Fixed maturity securities depressed for twelve months or more as of December 31, 2007 were comprised of approximately 350 securities, with the majority of the unrealized loss amount relating to CMBS, corporate fixed maturities within the industrial and financial services sector and ABS. The CMBS in an unrealized loss position for twelve months or more as of December 31, 2007 were primarily the results of credit spreads widening from the security purchase date. The recent price depression resulted from widening credit spreads primarily due to tightened lending conditions and the market's flight to quality securities. Future changes in fair value of these securities are primarily dependent on sector fundamentals, credit spread movements and changes in interest rates. Corporate securities in an unrealized loss position for twelve months or more as of December 31, 2007 were primarily the result of credit spreads widening from the security purchase date primarily due to tightened lending conditions and the market's flight to quality securities. Substantially all of these securities are investment grade with an average price of 95% of amortized cost. Future changes in fair value of these securities are primarily dependent on the extent of future issuer credit losses, return of liquidity, and changes in general market conditions, including interest rates and credit spread movements.

4. INCOME TAXES:

(a) The components of the net deferred tax asset/(liability) as of December 31, are as follows:

                                              2008              2007
-----------------------------------------------------------------------------
Total of all deferred tax assets
 (admitted and non-admitted)                $1,492,810          $610,815
Total of all deferred tax liabilities         (891,412)         (116,655)
                                          ------------       -----------
Net deferred asset/(liability)                 601,398           494,160
Total deferred tax assets non-admitted         233,111           348,644
Net admitted deferred tax asset               $368,287          $145,516
                                          ------------       -----------
Decrease in deferred taxes non-admitted      $(115,533)        $(113,281)
                                          ------------       -----------

(b) There were no unrecognized deferred tax liabilities.

(c) The components of incurred income tax expense/(benefit) as of December 31, are as follows:

                             2008               2007               2006
--------------------------------------------------------------------------------
Federal taxes before
 capital gains, NOL,
 and AMT                    $(479,071)          $128,160            $66,084
Foreign taxes                      --            (13,802)           (29,123)
NOL
limitation/(utilization)      230,834                 --             (7,166)
Alternative minimum tax        (6,233)           (32,097)            35,010
Prior period
 adjustments and other          8,725              6,187            (32,844)
                         ------------       ------------       ------------
    FEDERAL AND FOREIGN
    INCOME TAX INCURRED     $(245,745)           $88,448            $31,961
                         ------------       ------------       ------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

DEFERRED TAX ASSETS                           2008          2007         Change
---------------------------------------------------------------------------------------
Reserves                                       $751,417      $25,989      $725,428
Tax DAC                                         302,889      283,943        18,946
Unrealized Losses                                    --       54,684       (54,684)
Bonds and Other Investments                          --       53,588       (53,588)
NOL/Minimum Tax Credit/Foreign Tax
 Credits                                        404,134      164,056       240,078
Other                                            34,370       28,555         5,815
                                          -------------  -----------  ------------
               TOTAL DEFERRED TAX ASSETS     $1,492,810     $610,815      $881,995
                                          -------------  -----------  ------------
        DEFERRED TAX ASSETS NON-ADMITTED       $233,111     $348,644     $(115,533)
                                          -------------  -----------  ------------

DEFERRED TAX LIABILITIES                      2008               2007              Change
-------------------------------------------------------------------------------------------------
Bonds and Other Investments                  $(275,019)              $ --          $(275,019)
Accrued Deferred Compensation                   (5,073)            (2,153)            (2,920)
Reserves                                       (76,704)           (87,097)            10,393
Deferred and Uncollected                       (21,848)           (19,853)            (1,995)
Unrealized Gains/(Losses)                     (505,949)                --           (505,949)
Other                                           (6,819)            (7,552)               733
                                          ------------       ------------       ------------
          TOTAL DEFERRED TAX LIABILITIES     $(891,412)         $(116,655)         $(774,757)
                                          ------------       ------------       ------------
      TOTAL ADMITTED DEFERRED TAX ASSETS      $368,287           $145,516           $222,771
                                          ------------       ------------       ------------

                                              2008              2007             CHANGE
-----------------------------------------------------------------------------------------------
Total deferred tax assets                   $1,492,810          $610,815          $881,995
Total deferred tax liabilities                (891,412)         (116,655)         (774,757)
Net deferred tax asset (liability)            $601,398          $494,160          $107,238
Adjust for stock compensation transfer                                               1,380
Adjust for change in deferred tax on
 unrealized gains (losses)                                                         560,633
                                                                               -----------
  ADJUSTED CHANGE IN NET DEFERRED INCOME
                                     TAX                                          $669,251
                                                                               -----------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities as of December 31, differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations After Dividends to Policyholders for the following reasons:

                                                  EFFECTIVE                      EFFECTIVE                        EFFECTIVE
                                   2008           TAX RATE        2007            TAX RATE        2006             TAX RATE
-------------------------------------------------------------------------------------------------------------------------------
Tax provision at statutory
 rate                            $(780,261)          35.0%       $132,025            35.0%       $128,249            35.0%
DRD                               (105,214)           4.7%       (100,000)          (26.5)%      (107,070)          (29.2)%
IMR adjustment                       1,338           (0.1)%        (3,662)           (1.0)%        (6,430)           (1.8)%
Gain on reinsurance booked to
 surplus                             2,846           (0.1)%        68,051            18.0%             --              --
Correction of deferred
 balances                               --             --           8,698             2.3%             --              --
2005 Tax Return true-up
 adjustment                             --             --              --              --          (3,636)           (1.0)%
Foreign tax credits                (12,910)           0.6%        (12,692)           (3.3)%       (11,157)           (3.0)%
Change in basis of reserves
 booked to surplus                  (8,377)           0.4%         82,901            22.0%             --              --
Other                              (12,885)           0.6%            267             0.1%         (2,719)           (0.7)%
                                ----------          -----      ----------          ------      ----------          ------
                         TOTAL   $(915,463)          41.3%       $175,588            46.6%        $(2,763)           (0.8)%
                                ----------          -----      ----------          ------      ----------          ------

                                                  EFFECTIVE                  EFFECTIVE                        EFFECTIVE
                                   2008           TAX RATE        2007        TAX RATE        2006             TAX RATE
---------------------------------------------------------------------------------------------------------------------------
Federal and foreign income tax
 incurred                        $(245,745)          11.0%        $88,448        23.5%        $31,961             8.7%
Federal income taxes on net
 capital gains                        (467)           0.0%          4,248         1.1%         (4,248)           (1.2)%
Adjusted change in net
 deferred income taxes            (669,251)          30.1%         82,891        22.0%        (30,476)           (8.3)%
                                ----------          -----      ----------      ------      ----------          ------
  TOTAL STATUTORY INCOME TAXES   $(915,463)          41.1%       $175,587        46.6%        $(2,763)           (0.8)%
                                ----------          -----      ----------      ------      ----------          ------

(e) As of December 31, 2008, the Company had a net operating loss carry forward of $659,526 originating in 2008 which will expire, if unused, in 2023. As of December 31, 2008, the Company had a foreign tax credit carry forward of $12,910 originating in 2008 which will expire, if unused, in 2018.

There were no income taxes incurred in the current and prior years that will be available for recoupment.

As of December 31, 2008, the aggregate amount of deposits reported as admitted assets under section 6603 of the Internal Revenue Code was $0.

(f) The Company is included in the Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute.

The Company's federal income tax return is consolidated with the following entities:

The Hartford Financial
Services Group, Inc. (Parent)
Hartford Holdings, Inc.         Hartford Integrated
                                Technologies, Inc.
Nutmeg Insurance Company        Business Management Group,
                                Inc.
Heritage Holdings, Inc.         Personal Lines Insurance
                                Center, Inc.
Hartford Fire Insurance         Nutmeg Insurance Agency, Inc.
Company
Hartford Accident and           Hartford Lloyds Corporation
Indemnity Company
Hartford Casualty Insurance     1st AgChoice, Inc.
Company
Hartford Underwriters           First State Management Group,
Insurance Company               Inc.
Twin City Fire Insurance        ClaimPlace, Inc.
Company
Pacific Insurance Company,      Access CoverageCorp, Inc.
Ltd.

Trumbull Insurance Company      Access CoverageCorp
                                Technologies, Inc.
Hartford Insurance Company of   Hartford Casualty General
Illinois                        Agency, Inc.
Hartford Insurance Company of   Hartford Fire General Agency,
the Midwest                     Inc.
Hartford Insurance Company of   Hartford Strategic Investments
the Southeast                   LLC
Hartford Lloyds Insurance       Hartford Life, Inc.
Company
Property & Casualty Insurance   Hartford Life and Accident
Co. of Hartford                 Insurance Company
Sentinel Insurance Company,     Hartford Life International
Ltd.                            Ltd.
First State Insurance Company   Hartford Equity Sales Company,
                                Inc.
New England Insurance Company   Hartford-Comprehensive
                                Employee Benefit Service Co.
New England Reinsurance         Hartford Securities
Corporation                     Distribution Company, Inc.
Fencourt Reinsurance Company,   The Evergreen Group,
Ltd.                            Incorporated
Heritage Reinsurance Co., Ltd.  Hartford Administrative
                                Services Company
New Ocean Insurance Co., Ltd.   Woodbury Financial Services,
                                Inc.
Hartford Investment Management  Hartford Life, Ltd.
Co.
HARCO Property Services, Inc.   Hartford Life Alliance, LLC
Four Thirty Seven Land          Hartford Life Insurance
Company, Inc.                   Company
HRA, Inc.                       Hartford Life and Annuity
                                Insurance Company
HRA Brokerage Services. Inc.    Hartford International Life
                                Reassurance Corp.
Hartford Technology Services    Hartford Hedge Fund Company,
Company                         LLC
Ersatz Corporation              American Maturity Life
                                Insurance Company
Hartford Specialty Company      Champlain Life Reinsurance
                                Company

5. REINSURANCE:

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $390,571 in 2008, an increase of $142,389 from the 2007 balance of $248,182. The total amount of reinsurance credits taken for this agreement is $600,878 in 2008, an increase of $219,059 from the 2007 balance of $381,819.

The Company had no reinsurance-related concentrations of credit risk greater than 10% of the Company's capital and surplus

Effective August 31, 2005, the Company entered into a reinsurance agreement with Hartford Life Insurance K.K. ("HLIKK") (the "Reinsurance Agreement"). Through the Reinsurance Agreement, HLIKK agreed to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective guaranteed minimum income benefits ("GMIB") riders issued by HLIKK on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, on the effective date the Company received premiums collected since inception by HLIKK related to the in-force riders of $25,466.

Effective July 31, 2006, the Reinsurance Agreement was modified to include the guaranteed minimum death benefits ("GMDB") on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered premium structure was implemented. On the date of the recapture, the Company forgave the reinsurance premiums collected since inception on all GMIB riders issued prior to April 1, 2005 and paid HLIKK $38,354. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by the Company. In connection with this Reinsurance Agreement, the Company collected premiums of $110,364, $47,999 and $5,313 for the year ended December 31, 2008, 2007 and 2006, respectively and holds reserves of $813,275 and $66,677 at December 31, 2008 and 2007, respectively.

Effective September 30, 2007, the Company entered into a reinsurance agreement where HLIKK agreed to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective guaranteed minimum accumulation benefits ("GMAB"), GMIB and GMDB riders issued by HLIKK on certain of its variable annuity business. In connection with this agreement, the Company collected premiums of $2,040,623 and $8,416 as of December 31, 2008 and 2007, respectively, and holds reserves of $1,960,923 and $8,429 as of December 31, 2008 and 2007, respectively. This treaty covered HLIKK's "3 Win" annuity.

This product contains a GMIB feature that triggers at a float value of 80% of original premium and gives the policyholder an option to receive either an immediate withdrawal of account value without surrender charges or a payout annuity of the original premium over time. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion triggered during the fourth quarter of 2008, and of this amount $2.0 billion have elected the payout annuity. The Company received the proceeds of this triggering impact, net of the first annuity payout, through a reinsurance agreement with HLIKK and will pay the associated benefits to HLIKK over a 12-year payout. See note 13 for additional information.

Effective February 29, 2008, the Company entered into a reinsurance agreement where HLIKK agree to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective GMWB and GMDB riders issued by HLIKK on certain variable annuity business. In connection with this agreement, the Company collected premiums of $1,203 and holds reserves of $3,927 as of December 31, 2008.

Effective October 1, 2008, the Company entered into a reinsurance agreement where HLIKK agree to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective GMDB riders issued by HLIKK on certain variable annuity business. In connection with this agreement, the Company collected premiums of $696 and holds reserves of $38 as of December 31, 2008.

Effective November 1, 2007, the Company has entered into a coinsurance with funds withheld and a modified coinsurance reinsurance agreement with Champlain Life Reinsurance Company, an affiliated reinsurance company domiciled in Vermont. The reinsurer is unauthorized in the State of Connecticut. This Agreement takes into account State of Vermont prescribed practice that allows a letter of credit to back a certain portion of statutory reserves and a prescribed practice for the reinsurer to recognize a net liability for inuring YRT reinsurance contracted by the ceding company. The letter of credit held by the affiliated reinsurer has been assigned to the Company and as such also provides collateral for the unauthorized reinsurance. The increase in surplus, net of federal income tax, resulting from the reinsurance agreement is $194,430 and is identified separately on the Admitted Assets, Liabilities and Surplus statement. This surplus benefit will be amortized into income on a net of tax basis as earnings emerge from the business reinsured, resulting in a net zero impact to surplus.

The amount of reinsurance recoverables from and payables to reinsurers were $24,748 and $15,998 and $27,577 and $12,397 at December 31, 2008 and 2007,
respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                               DIRECT           ASSUMED           CEDED              NET
---------------------------------------------------------------------------------------------------------------------------------
2008
Aggregate Reserves for Life and Accident and Health          $10,813,526       $3,206,736       $(3,222,513)      $10,797,749
 Policies
Policy and Contract Claim Liabilities                            $55,343          $11,186          $(32,693)          $33,836
Premium and Annuity Considerations                            $7,861,654       $2,322,174         $(831,321)       $9,352,507
Death, Annuity, Disability and Other Benefits                   $515,171         $343,069         $(200,178)         $658,062
Surrenders and Other Fund Withdrawals                         $9,660,930         $429,781         $(125,658)       $9,965,053

                                                               DIRECT           ASSUMED           CEDED              NET
---------------------------------------------------------------------------------------------------------------------------------
2007
Aggregate Reserves for Life and Accident and Health           $6,974,834       $1,050,543       $(2,049,303)       $5,976,074
 Policies
Policy and Contract Claim Liabilities                            $47,256          $14,423          $(30,399)          $31,281
Premium and Annuity Considerations                           $11,045,000         $241,808         $(973,307)      $10,313,501
Death, Annuity, Disability and Other Benefits                   $334,482         $115,945         $(101,185)         $349,242
Surrenders and Other Fund Withdrawals                        $10,633,115         $624,725       $(1,729,032)       $9,528,808

                                                               DIRECT           ASSUMED           CEDED              NET
---------------------------------------------------------------------------------------------------------------------------------
2006
Aggregate Reserves for Life and Accident and Health           $6,189,958       $1,385,824       $(1,152,935)       $6,422,847
 Policies
Policy and Contract Claim Liabilities                            $51,900          $13,508          $(32,773)          $32,635
Premium and Annuity Considerations                            $9,936,139         $210,011         $(303,845)       $9,842,305
Death, Annuity, Disability and Other Benefits                   $275,788         $106,626          $(83,321)         $299,093
Surrenders and Other Fund Withdrawals                        $10,086,669         $673,938       $(1,706,377)       $9,054,230

6. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31,

                                                               2008
                                                   GROSS         NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                               $4,569             5,546
Ordinary Renewal                                    44,318            56,825
Group Life                                              27                50
                                                  --------          --------
                                           TOTAL   $48,914           $62,421
                                                  --------          --------

                                                               2007
                                                   GROSS         NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                               $3,418            $3,775
Ordinary Renewal                                    45,181            52,893
Group Life                                              30                56
                                                  --------          --------
                                           TOTAL   $48,629           $56,724
                                                  --------          --------

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. Investment management fees were allocated by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. During 2006 the Company revised its method of allocating certain indirect expenses.

The Company has also invested in bonds of its indirect affiliate, HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd. The HL Investment Advisors, Inc. bond was sold in December 2007.

At December 31, 2008 and 2007, the Company reported $10,223 and $32,272, respectively, as a receivable from and $39,493 and $41,011, respectively, as a payable to it's parent, and subsidiary. The terms of the written settlement agreement require that these amounts be settled generally within 30 days.

Related party transactions may not be indicative of the costs that would have been incurred on a stand alone basis.

For additional information, see Notes 4, 5, 8 and 11.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $10,523, $12,807 and $10,717 for 2008, 2007 and 2006, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2008, 2007 or 2006.

Substantially all employees of the Company are eligible to participate in the Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In addition, the Company allocates 1.5% of base salary to the plan for each eligible employee earning less than $100,000 and 0.5% of base salary for all other eligible employees. The cost allocated to the Company for the years ended December 31, 2008 and 2007 and 2006 was $4,825 and $5,528 and $4,113,
respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. In 2008 and 2007 and 2006, dividends of $156,000 and $207,000 and $115,000, respectively, were paid. The amount available for dividends in 2009 is $0.

The portion of unassigned funds (surplus) represented or reduced by cumulative unrealized gains and losses is $711,751.

10. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $50,551,150 and $81,072,392 as of December 31, 2008 and 2007, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account Statements of Operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account fees, net of minimum guarantees, were $1,363,868, $1,542,870 and $1,378,577 for the years ended December 31, 2008, 2007 and 2006, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2008 is as follows:

                                              NONINDEXED
                                              GUARANTEED                                NON-
                                              LESS THAN            NONINDEXED        GUARANTEED
                                               OR EQUAL            GUARANTEED         SEPARATE
                                                TO 4%             MORE THAN 4%        ACCOUNTS         TOTAL
----------------------------------------------------------------------------------------------------------------
1. Premiums considerations or deposits
 for the year ended 2008                         $ --                 $ --             $3,572,439     $3,572,439
2. Reserves @ year end                             --                   --                     --             --
  I. For accounts with assets at:                  --                   --                     --             --
    a. Market value                                --                   --             49,015,961     49,015,961
    b. Amortized cost                              --                   --                     --             --
                                                 ----                 ----          -------------  -------------
    c. Total reserves                            $ --                 $ --            $49,015,961    $49,015,961
                                                 ----                 ----          -------------  -------------
  II. By withdrawal characteristics:
    a. Subject to discretionary
     withdrawal                                  $ --                 $ --                   $ --           $ --
    b. With MVA adjustment                         --                   --                     --             --
    c. @ BV without MV adjustment and
     with surrender charge of 5% or more           --                   --                     --             --
    d. @ Market value                              --                   --             48,942,891     48,942,891
    e. @ BV without MV adjustment and
     with surrender charge less than 5%            --                   --                     --             --
                                                 ----                 ----          -------------  -------------
    f. Subtotal                                  $ --                 $ --            $48,942,891    $48,942,891
    g. Not subject to discretionary
     withdrawal                                    --                   --                 73,070         73,070
                                                 ----                 ----          -------------  -------------
    h. Total                                     $ --                 $ --            $49,015,961    $49,015,961
                                                 ----                 ----          -------------  -------------

Below is the reconciliation of Net Transfers (from) to Separate Accounts as of December 31,

                                              2008                2007                2006
----------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                $3,572,439          $7,121,542          $6,907,635
Transfer from Separate Accounts              (5,260,541)         (7,340,251)         (7,637,822)
                                          -------------       -------------       -------------
Net Transfer (from) to Separate Accounts     (1,688,102)           (218,708)           (730,187)
Internal Exchanges & Other Separate
 Account Activity                                16,421             (18,445)             55,063
                                          -------------       -------------       -------------
Transfer (from) to Separate Accounts on
 the Statement of Operations                $(1,671,681)          $(237,153)          $(675,124)
                                          -------------       -------------       -------------

11. CORRECTION OF ERRORS:

During an analysis of reserving systems in 2007, the Company discovered an error in the reserves for certain individual annuity products. These annuity products have a 4 year surrender charge, however, they were coded in the reserving system with a 7 year surrender charge. As a result reported 2007 reserves were understated and surplus was overstated. The correction related to prior years was recorded directly to reserves and surplus in the amount of $32,469.

During an analysis of federal income taxes in 2007, the Company discovered an error in the liability relating to prior years. A portion of total taxes has been inadvertently misclassified between current and deferred taxes, and inadvertently misallocated among certain affiliates. As a result, the reported current federal income tax recoverable and surplus were understated. The correction was booked directly to federal income tax recoverable and surplus in the amount of $36,656.

The net admitted deferred tax asset is unaffected, as the adjustment to the total deferred tax asset is offset by a change in the nonadmitted portion.

12. COMMITMENTS AND CONTINGENT LIABILITIES:

(A) LITIGATION

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the consolidated financial condition of the Company.

On July 23, 2007, The Hartford entered into an agreement (the "Agreement") with the New York Attorney General's Office, the Connecticut Attorney General's Office, and the Illinois Attorney General's Office to resolve (i) the previously disclosed investigations by these Attorneys General regarding, among other things, The Hartford's compensation agreements with brokers, alleged participation in arrangements to submit inflated bids, sale of fixed and individual annuities used to fund structured settlements, and marketing and sale of individual and group variable annuity products and (ii) the previously disclosed investigation by the New York Attorney General's Office of aspects of The Hartford's variable annuity and mutual fund operations related to market timing. In light of the Agreement, the Staff of the Securities and Exchange Commission has informed The Hartford that it has determined to conclude its previously disclosed investigation into market timing without taking any action. Under the terms of the Agreement, The Hartford paid $115 million, of which $84 million represents restitution for market timing, $5 million represents restitution for issues relating to the compensation of brokers, and $26 million is a civil penalty.

Hartford Life & Annuity recorded charges of $50 million, after-tax, in the aggregate through 2007 to establish a reserve for the market timing matters.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $202, $519 and $308 in 2008, 2007 and 2006, respectively, of which $108, $480 and $279 in 2008, 2007 and 2006, respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $3,493 and $3,881 as of December 31, 2008 and 2007, respectively.

(C) LEASES

As discussed in Note 7, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to Hartford Fire for space occupied was $6,142, $12,104 and $15,719 in 2008, 2007 and 2006,
respectively. Future minimum rental commitments are as follows:

2009                      4,464
2010                      3,283
2011                      2,442
Thereafter                3,125
                      ---------
Total                   $13,314
                      ---------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2010, and amounted to $2,714, $4,953 and $4,891 in 2008, 2007 and
2006, respectively.

(D) TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS") as part of the Hartford consolidated return. During 2008, the IRS completed its examination of the consolidated group's U.S. income tax returns for 2002 through 2003. The Company received notification of the approval by the Joint Committee on Taxation of the results of the examination subsequent to December 31, 2008. The examination will not have a material effect on the Company's net income or financial position. The 2004 through 2006 examination began during 2008, and is expected to close by the end of 2010.

The separate account dividends-received deduction ("DRD") is estimated for the current year using information from the prior year-end, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments. The estimated DRD was updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on current year ultimate mutual fund distributions and fee income from the Company's variable insurance products. The actual current year DRD varied from earlier estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains and asset values at the mutual fund level and the Company's taxable income before the DRD. Given recent financial markets' volatility, the Company intends to review its DRD computations on a quarterly basis, beginning in 2009. The Company recorded benefits of $112, $99 and $110 related to the separate account DRD in the years ended December 31, 2008, December 31, 2007 and December 31, 2006, respectively. The 2008 benefit included a benefit of $7 related to a true-up of the prior year tax return, the 2007 benefit included a charge of $1 related to a true-up of the prior year tax return, and the 2006 benefit included a benefit of $3 related to true-ups of prior years' tax returns.

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS may ultimately propose for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only.

The Company receives a foreign tax credit ("FTC") against its U.S. tax liability for foreign taxes paid by the Company including payments from its separate account assets. The separate account FTC is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of separate account investments to the international equity markets during the current year. The actual current year FTC can vary from the estimates due to actual FTCs passed through by the mutual funds. The Company recorded benefits of $11, $8 and $11 related to separate account FTC in the years ended December 31, 2008, December 31, 2007 and December 31, 2006, respectively. These amounts included benefits related to true-ups of prior years' tax returns of $3, $0 and $4 in 2008, 2007 and 2006 respectively.

(E) FUNDING OBLIGATION

The Company had outstanding commitments totaling $12,002 and $16,373 as of December 31, 2008 and 2007, respectively, of which $10,750 and $10,532, related to funding limited partnership investments and $1,251 and $5,841 related to a mortgage loan funding, respectively.

13. SUBSEQUENT EVENT:

As a result of unfavorable market performance in 2008, the 3WIN product reached a triggering event in which contract holders have made elections to either (a) receive 80% of their original variable annuity deposit in a lump sum or (b) receive 100% of their original variable annuity deposit as an annuity certain paid in level installments.

As a result, on February 5, 2009,the Company's parent (HLIC) issued a funding agreement to the Company in the amount of $1,468,810 for the purpose of funding these annuity certain payments under the Company's reinsurance agreement with Hartford Life Insurance Company, KK (see note 5). The contract calls for October 31 scheduled annual payouts with interest at 5.16% through 2019.

                                     *****

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                     SCHEDULE I -- SELECTED FINANCIAL DATA
                               DECEMBER 31, 2008
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

INVESTMENT INCOME EARNED:
 U.S. Government Bonds                                               $2,642
 Bonds Exempt from U.S. Tax                                              45
 Other Bonds (unaffiliated)                                         313,664
 Bonds of Affiliates                                                     --
 Preferred Stocks (unaffiliated)                                     17,566
 Preferred Stocks of affiliates
 Common Stocks (unaffiliated)                                           108
 Common Stocks of affiliates                                             --
 Mortgage Loans                                                      26,596
 Real Estate                                                          1,409
 Contract loans                                                      22,535
 Cash/short-term Investments                                         27,150
 Derivative Instruments                                             (19,377)
 Other Invested Assets                                                   17
 Aggregate Write-ins for Investment Income                           (9,541)
                                                             --------------
                                    GROSS INVESTMENT INCOME         382,814
 Less: Investment Expenses                                            6,780
                                                             --------------
                                      NET INVESTMENT INCOME        $376,034
                                                             --------------
REAL ESTATE OWNED -- BOOK VALUE LESS ENCUMBRANCES:                  $27,285
                                                             --------------
MORTGAGE LOANS -- BOOK VALUE:
 Farm Mortgages                                                     $68,410
 Residential Mortgages                                                   --
 Commercial Mortgages                                               542,962
                                                             --------------
                                       TOTAL MORTGAGE LOANS        $611,372
                                                             --------------
MORTGAGE LOANS BY STANDING -- BOOK VALUE:
 Good Standing                                                     $611,372
 Good Standing with Restructured Terms
 Interest Overdue More Than 90 Days
 Not In Foreclosure
 Foreclosure In Process
OTHER LONG TERM ASSETS -- STATEMENT VALUE:                          $10,489
                                                             --------------
COLLATERAL LOANS                                                       $ --
                                                             --------------
BONDS AND STOCKS OF PARENTS, SUBSIDIARIES AND AFFILIATES --
 BOOK VALUE:
 Bonds                                                                 $ --
 Preferred Stocks                                                        --
 Common Stocks                                                        6,489
BONDS AND SHORT-TERM INVESTMENTS BY MATURITY AND CLASS:
By Maturity -- Statement Value
 Due within one year or less                                     $2,534,297
 Over 1 year through 5 years                                      2,637,862
 Over 5 years through 10 years                                    3,812,781
 Over 10 years through 20 years                                     692,677
 Over 20 years                                                      860,776
                                                             --------------
                                          TOTAL BY MATURITY     $10,538,393
                                                             --------------
By Class -- Statement Value
 Class 1                                                         $8,749,832
 Class 2                                                          1,625,331
 Class 3                                                            134,682
 Class 4                                                                 63
 Class 5                                                             27,027
 Class 6                                                              1,458
                                                             --------------
                                             TOTAL BY CLASS     $10,538,393
                                                             --------------
Total Publicly Traded                                            $8,651,218
Total Privately Placed                                            1,887,175
                                                             --------------
                                        TOTAL BY MAJOR TYPE     $10,538,393
                                                             --------------

INVESTMENT BALANCES:
 Preferred Stocks -- Statement Value                                    $255,362
 Common Stocks -- Market Value                                            11,520
 Short-Term Investments -- Book Value                                  2,166,710
 Options, Caps, and Floors Owned -- Statement Value                    1,202,744
 Options, Caps, and Floors Written and Inforce -- Statement                   --
  Value
 Collar, Swap, and Forward Agreements Open -- Statement Value            562,195
 Financial Futures Contracts Open -- Current Value                     3,634,952
 Cash on Deposit                                                         147,770
 Cash Equivalents                                                         11,673
LIFE INSURANCE IN FORCE:
 Industrial                                                                 $ --
 Ordinary                                                             79,650,740
 Credit Life                                                                  --
 Group Life                                                              166,760
AMOUNT OF ACCIDENTAL DEATH INSURANCE IN FORCE UNDER:
 Ordinary Policies                                                       $41,194
POLICIES WITH DISABILITY PROVISIONS IN FORCE:
 Industrial                                                                 $ --
 Ordinary                                                              5,045,312
 Credit Life                                                                  --
 Group Life                                                                5,010
SUPPLEMENTARY CONTRACTS IN FORCE:
Ordinary -- Not Involving Life Contingencies
 Amount on Deposit                                                          $ --
 Income Payable                                                               --
Ordinary -- Involving Life Contingencies
 Amount on Deposit                                                          $ --
 Income Payable                                                        3,206,234
Group -- Not Involving Life Contingencies
 Amount on Deposit
 Income Payable                                                               --
Group -- Involving Life Contingencies
 Amount on Deposit                                                          $ --
 Income Payable                                                               --
ANNUITIES:
Ordinary:
 Immediate -- Amount of Income Payable                                   $53,752
 Deferred -- Fully Paid Account Balance                               51,101,938
 Deferred -- Not Fully Paid -- Account Balance                           100,215
Group:
 Amount of Income Payable                                                    $75
 Fully Paid Account Balance                                              199,452
 Not Fully Paid -- Account Balance                                            --
ACCIDENT AND HEALTH INSURANCE -- PREMIUMS IN FORCE:
 Group                                                                      $ --
 Credit                                                                       --
 Ordinary                                                                  1,025
DEPOSIT FUNDS AND DIVIDEND ACCUMULATIONS:
 Deposit Funds -- Account Balance                                        $37,740
 Dividend Accumulations -- Account Balance                                   127

CLAIM PAYMENTS:
Group Accident & Health
 2008                                                                       $ --
 2007                                                                         --
 2006                                                                         --
 2005                                                                         --
 2004                                                                         --
 Prior                                                                        --
Other Accident & Health
 2008                                                                       $267
 2007                                                                        264
 2006                                                                         72
 2005                                                                         55
 2004                                                                         30
 Prior                                                                       747
Other Coverages that use Development Methods to Calculate Claim
 Reserves
 2008                                                                       $ --
 2007                                                                         --
 2006                                                                         --
 2005                                                                         --
 2004                                                                         --
 Prior                                                                        --

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                   SCHEDULE II -- SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2008
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                         HOLDINGS                       ANNUAL STATEMENT
                                                               AMOUNT            PERCENTAGE       AMOUNT            PERCENTAGE
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT CATEGORIES
1. Bonds:
  1.1 U.S. treasury securities                                  $767,433              5.5          $767,433              5.5
  1.2 U.S. government agency obligations (excluding
   mortgage-backed securities):
    1.21 issued by U.S. government agencies                           --               --                --               --
    1.22 issued by U.S. government sponsored agencies                 --               --                --               --
  1.3 Foreign government (including Canada, excluding
   mortgage-backed securities)                                 1,776,427             12.7         1,776,427             12.7
  1.4 Securities issued by states, territories and
   possessions and political subdivisions in the U.S:
    1.41 State, territories, and possessions general
     obligations                                                  11,540              0.1            11,540              0.1
    1.42 Political subdivisions of states, territories &
     possessions & political subdivisions general
     obligations                                                      --               --                --               --
    1.43 Revenue and assessment obligations                       45,000              0.3            45,000              0.3
    1.41 Industrial development and similar obligations               --               --                --               --
  1.5 Mortgage-backed securities (includes residential and
   commercial MBS):
    1.51 Pass-through securities:
      1.511 Issued or guaranteed by GNMA                          15,664              0.1            15,664              0.1
      1.512 Issued or guaranteed bly FNMA and FHLMC              424,767              3.0           424,767              3.0
      1.513 All other                                                 --               --                --               --
    1.52 CMOs and REMICs:
      1.521 Issued or guaranteed by GNMA, FNMA, and FHLMC
       or VA                                                     113,002              0.8           113,002              0.8
      1.522 Issued by non-U.S. Government issuers and
       collateralized by MBS issued or guaranteed by GNMA,
       FNMA, FHLMC or VA                                              --               --                --               --
      1.523 All other                                          1,281,606              9.2         1,281,606              9.2
2. Other debt and other fixed income securities (excluding
 short-term):
  2.1 Unaffiliated domestic securities (includes credit
   tenant loans rated by the SVO)                              2,666,182             19.1         2,666,182             19.1
  2.2 Unaffiliated foreign securities                          1,270,062              9.2         1,270,062              9.2
  2.3 Affiliated securities                                           --               --                --               --
3. Equity Interests:
  3.1 Investment in mutual funds                                   5,031               --             5,031               --
  3.2 Preferred stocks:
    3.21 Affiliated                                                   --               --                --               --
    3.22 Unaffiliated                                            255,362              1.8           255,362              1.8
  3.3 Publicly traded securities (excluding preferred
   stocks):
    3.31 Affiliated                                                   --               --                --               --
    3.32 Unaffiliated                                                 --               --                --               --
  3.4 Other equity securities:
    3.41 Affiliated                                                6,489               --             6,489               --
    3.42 Unaffiliated                                                 --               --                --               --
  3.5 Other equity securities including tangible personal
   property under lease:
    3.51 Affiliated                                                   --               --                --               --
    3.52 Unaffiliated                                                 --               --                --               --
4. Mortgage loans:
  4.1 Construction and land development                               --               --                --               --
  4.2 Agricultural                                                    --               --                --               --
  4.3 Single family residential properties                            --               --                --               --
  4.4 Multifamily residential properties                              --               --                --               --
  4.5 Commercial loans                                           611,371              4.4           611,371              4.4
  4.6 Mezzanine real estate loans                                     --               --                --               --
5. Real estate investments
  5.1 Property occupied by company                                27,285              0.2            27,285              0.2
  5.2 Property held for production of income                          --               --                --               --
  5.3 Property held for sale                                          --               --                --               --
6. Policy Loans                                                  354,920              2.5           354,920              2.5
7. Receivables for securities                                    226,507              1.6           226,507              1.6
8. Cash and short-term investments                             2,326,153             16.6         2,326,153             16.6
9. Other invested assets                                       1,802,382             12.9         1,802,382             12.9
                                                             -----------            -----       -----------            -----
10.  TOTAL INVESTED ASSETS                                   $13,987,183            100.0       $13,987,183            100.0
                                                             -----------            -----       -----------            -----

Supplement for the year 2008 of the HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                                             *71153200828500100*

                  SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

                      For the year ended December 31, 2008
                            (To be filed by April 1)
                 Of HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
               Address (City, State, Zip Code): SIMSBURY CT 06089
 NAIC Group Code 0091   NAIC Company Code 71153  Employer's ID Number 39-1052598

 The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements. Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

 1.   Reporting entity's total admitted assets as reported on Page 2 of this                                        $14,909,3966,259
      annual statement.

 2.   Ten largest exposures to a single issuer/borrower/investment.

                              1                                    2                            3                  4
                                                                                                            PERCENTAGE OF
                                                                                                                TOTAL
                            ISSUER                      DESCRIPTION OF EXPOSURE              AMOUNT        ADMITTED ASSETS
                            ------                      -----------------------              ------        ---------------
      2.01  JAPAN (GOVERNMENT OF)                      BOND                            $1,848,824,521             12.400%
      2.02  SHORT TERM INVESTMENT POOL (STIP)          BOND                            $1,436,865,978              9.637%
      2.03  BANK OF NEW YORK CASH RESERVE FUND         BOND                            $  143,730,709              0.964%
      2.04  GOLDENTREE LOAN OPPORTUNITIES              BOND                            $  125,000,000              0.838%
      2.05  NORTHWOODS CAPITAL LTD WOODS_07-8A         BOND                            $   75,000,000              0.503%
      2.06  HTFD REGENCY CENTERS FIXED LIFE            MORTGAGE LOAN                   $   60,000,000              0.402%
      2.07  PACIFIC RAILROAD CO 2007-3 PASS THROUGH    BOND                            $   59,499,714              0.399%
      2.08  CBS CORP                                   BOND                            $   54,578,283              0.366%
      2.09  HUTCHISON WHAMPOA LIMITED                  BOND                            $   53,995,506              0.362%
      2.10  PARCS LTD                                  BOND                            $   49,841,994              0.334%

 3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

            BONDS                                                                               1                  2
          --------

      3.01  NAIC-1                                                                     $8,749,832,390            58.687%
      3.02  NAIC-2                                                                     $1,625,330,953            10.901%
      3.03  NAIC-3                                                                     $  134,681,924             0.903%
      3.04  NAIC-4                                                                     $       63,173             0.000%
      3.05  NAIC-5                                                                     $   27,026,883             0.181%
      3.06  NAIC-6                                                                     $    1,457,742             0.010%

       PREFERRED STOCKS                                                                         3                  4
       ----------------
      3.07  P/RP-1                                                                     $  149,493,232             1.003%
      3.08  P/RP-2                                                                     $   82,334,324             0.552%
      3.09  P/RP-3                                                                     $   23,181,698             0.155%
      3.10  P/RP-4                                                                     $                          0.000%
      3.11  P/RP-5                                                                     $      352,714             0.002%
      3.12  P/RP-6                                                                     $                          0.000%

 4.   Assets held in foreign investments:

      4.01 Are assets held in foreign investments less than 2.5% of the reporting entity's total admitted assets?  Yes [ ]   No [X]
      If response to 4.01 above is yes, responses are not required for interrogatories 5-10.
      4.02 Total admitted assets held in foreign investments                                            $3,050,726,782       20.462%
      4.03 Foreign-currency-denominated investments                                                     $2,073,125,690       13.905%
      4.04 Insurance liabilities denominated in that same foreign currency                              $                     0.000%

 5.   Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                               1                  2
      5.01 Countries rated NAIC-1                                                      $3,050,726,782            20.462%
      5.02 Countries rated NAIC-2                                                      $                          0.000%
      5.03 Countries rated NAIC-3 or below                                             $                          0.000%

6.    Largest foreign investment exposures by country, categorized by the country's NAIC sovereign rating:

                                                                                               1                  2
           Countries rated NAIC-1:
      6.01 Country 1: JAPAN                                                            $1,867,871,759            12.528%
      6.02 Country 2: CAYMAN ISLANDS                                                   $  301,689,713             2.023%
           Countries rated NAIC-2:
      6.03 Country 1:                                                                  $                          0.000%
      6.04 Country 2:                                                                  $                          0.000%
           Countries rated NAIC-3 or below:
      6.05 Country 1:                                                                  $                          0.000%
      6.06 Country 2:                                                                  $                          0.000%

Supplement for the year 2008 of the HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                                                                               1                   2
 7.   Aggregate unhedged foreign currency exposure:                                    $1,848,824,521            12.400%

 8.   Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:
                                                                                               1                   2
      8.01 Countries rated NAIC-1                                                      $1,848,824,521            12.400%
      8.02 Countries rated NAIC-2                                                      $                          0.000%
      8.03 Countries rated NAIC-3 or below                                             $                          0.000%

 9.  Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign rating:

                                                                                               1                    2
           Countries rated NAIC-1:


      9.01 Country 1: JAPAN                                                            $1,848,824,521            12.400%
      9.02 Country 2:                                                                  $                          0.000
           Countries rated NAIC-2:
      9.03 Country 1:                                                                  $                          0.000%
      9.04 Country 2:                                                                  $                          0.000%
           Countries rated NAIC-3 or below:
      9.05 Country 1:                                                                  $                           0.000%
      9.06 Country 2:                                                                  $                           0.000%

10.   Ten largest non-sovereign (i.e. non-governmental) foreign issues:

                              1                                    2                           3                    4
                           ISSUER                             NAIC RATING
                           ------                             -----------

      10.01 GOLDENTREE LOAN OPPORTUNITIES              1FE                             $ 125,000,000               0.838%
      10.02 NORTHWOODS CAPITAL LTD WOODS_07-8A         1FE                             $  75,000,000               0.503%
      10.03 HUTCHISON WHAMPOA LIMITED                  1FE                             $  53,995,506               0.362%
      10.04 KONINKLIJKE PHILIPS ELECTRONICS NV         1FE                             $  35,195,042               0.236%
      10.05 STATOILHYDRO ASA                           1FE                             $  30,747,570               0.206%
      10.06 GLAXOSMITHKLINE PLC                        1FE                             $  28,546,244               0.191%
      10.07 RAGIONE SAPA DI GILBERTO BENETTON E C      1FE                             $  27,801,000               0.186%
      10.08 COCA-COLA AMATIL LIMITED                   1                               $  27,499,343               0.184%
      10.09 TELECOM ITALIA SPA                         2FE                             $  26,135,495               0.175%
      10.10 CENT CDO 14 LTD                            1FE                             $  25,200,000               0.169%

11.   Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

      11.01 Are assets held in Canadian investments less than 2.5% of the reporting entity's total admitted assets? Yes [X]  No [ ]
            If response to 11.01 is yes, detail is not required for the remainder of Interrogatory 11.
      11.02 Total admitted assets held in Canadian Investments                                          $                     0.000%
      11.03 Canadian currency-denominated investments                                                   $                     0.000%
      11.04 Canadian-denominated insurance liabilities                                                  $                     0.000%
      11.05 Unhedged Canadian currency exposure                                                         $                     0.000%

12.   Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions.
      12.01 Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting
            entity's total admitted assets?                                                                         Yes [X]  No [ ]
            If response to 12.01 is yes, responses are not required for the remainder of Interrogatory 12.

                             1                                                                 2                    3
      12.02 Aggregate statement value of investments with contractual sales
            restrictions:                                                              $                          0.000%
            Largest three investments with contractual sales restrictions:
      12.03                                                                            $                          0.000%
      12.04                                                                            $                          0.000%
      12.05                                                                            $                          0.000%

13.   Amounts and percentages of admitted assets held in the ten largest equity interests:
      13.01 Are assets held in equity interest less than 2.5% of the reporting entity's total admitted assets?      Yes [X]  No [ ]

      If response to 13.01 above is yes, responses are not required for the remainder of Interrogatory 13.
                             1                                                                 2                     3
                        NAME OF ISSUER
                        --------------
      13.02                                                                            $                          0.000%
      13.03                                                                            $                          0.000%
      13.04                                                                            $                          0.000%
      13.05                                                                            $                          0.000%
      13.06                                                                            $                          0.000%
      13.07                                                                            $                          0.000%
      13.08                                                                            $                          0.000%
      13.09                                                                            $                          0.000%
      13.10                                                                            $                          0.000%
      13.11                                                                            $                          0.000%

Supplement for the year 2008 of the HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

 14.  Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities:
      14.01 Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting
            entity's total admitted assets?                                                                         Yes [X]  No [ ]
            If response to 14.01 above is yes, responses are not required for the remainder of Interrogatory 14.

                             1                                                                 2                      3
      14.02 Aggregate statement value of investments held in nonaffiliated, privately
            placed equities:                                                           $                          0.000%
            Largest three investments held in nonaffiliated, privately placed equities:
      14.03                                                                            $                          0.000%
      14.04                                                                            $                          0.000%
      14.05                                                                            $                          0.000%

15.   Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:

      15.01 Are assets held in general partnership interests less than 2.5% of the reporting entity's total
            admitted assets?                                                                                        Yes [X]  No [ ]
            If response to 15.01 above is yes, responses are not required for the remainder of Interrogatory 15.

                             1                                                                 2                       3
      15.02 Aggregate statement value of investments held in general partnership
            interests:                                                                 $                          0.000%
            Largest three investments in general partnership interests:
      15.03                                                                            $                          0.000%
      15.04                                                                            $                          0.000%
      15.05                                                                            $                          0.000%

16.   Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:
      16.01 Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity's
            total admitted assets?                                                                                  Yes [ ]  No [X]
            If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory
            16 and Interrogatory 17.

                             1                                                                 2                       3
         TYPE (RESIDENTIAL, COMMERCIAL, AGRICULTURAL)
         ---------------------------------------------
      16.02 HTFD REGENCY CENTERS FIXED LIFE                                            $  60,000,000              0.402%
      16.03 HTFD AMB PORTFOLIO WHLN 2008                                               $  49,767,544              0.334%
      16.04 WACHOVIA MONTCLAIR PLAZA PN 2006                                           $  49,715,670              0.333%
      16.05 HTFD LIT IX PORTFOLIO WHLN 2008                                            $  40,000,000              0.268%
      16.06 HTFD_1880 CENTURY PARK EAST WHLN 06                                        $  35,000,000              0.235%
      16.07 JPMC DRA PORTFOLIO PN05                                                    $  35,000,000              0.235%
      16.08 HTFD LIT VIII PORTFOLIO WHLN 2008                                          $  30,500,000              0.205%
      16.09 FORTIS                                                                     $  25,928,800              0.174%
      16.10 CAG CIMARRON ENTITIES                                                      $  25,626,268              0.172%
      16.11 HTFD ESTATE ON QUARRY LAKES WHLN 2007                                      $  25,500,000              0.171%

      Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

                                                                                                     LOANS
                                                                                       $                          0.000%
      16.12 Construction loans                                                         $                          0.000%
      16.13 Mortgage loans over 90 days past due                                       $                          0.000%
      16.14 Mortgage loans in the process of foreclosure                               $                          0.000%
      16.15 Mortgage loans foreclosed                                                  $                          0.000%
      16.16 Restructured mortgage loans                                                $                          0.000%

17.   Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

               LOAN-TO-VALUE              RESIDENTIAL                        COMMERCIAL                            AGRICULTURAL
               -------------              -----------                        ----------                            ------------
                                    1                 2                  3                 4                 5                 6
      17.01 above 95%         $                          0.000%    $                       0.000%       $                     0.000%
      17.02 91% to 95%        $                          0.000%    $                       0.000%       $                     0.000%
      17.03 81% to 90         $                          0.000%    $                       0.000%       $                     0.000%
      17.04 71% to 80         $                          0.000%    $ 152,379,515           1.022%       $ 2,519,665           0.017%
      17.05 below 70%         $                          0.000%    $ 357,763,953           2.400%       $65,889,716           0.442%

18.   Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:
      18.01 Are assets held in real estate reported less than 2.5% of the reporting entity's total admitted assets?  Yes [X]  No [ ]
           If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.
      Largest five investments in any one parcel or group of contiguous parcels of real estate.

                        Description                                                        2                 3
      18.02                                                                            $                          0.000%
      18.03                                                                            $                          0.000%
      18.04                                                                            $                          0.000%
      18.05                                                                            $                          0.000%
      18.06                                                                            $                          0.000%

19.   Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments held in mezzanine real estate loans.

      19.01 Are assets held in investments held in mezzanine real estate loans less than 2.5% of the
            reporting entity's admitted assets?                                                                     Yes [X]  No [ ]
            If response to 19.01 is yes, responses are not required for the remainder of Interrogatory 19.
                                              1                                            2                 3
      19.02 Aggregate statement value of investments held in mezzanine real estate
            loans:                                                                     $                          0.000%
            Largest three investments held in mezzanine real estate loans.
      19.03                                                                            $                          0.000%
      19.04                                                                            $                          0.000%
      19.05                                                                            $                          0.000%

Supplement for the year 2008 of the HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

20.   Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                                 AT YEAR-END                      AT END OF EACH QUARTER
                                                                 -----------                      ----------------------
                                                                                         1ST QTR         2ND QTR           3RD QTR
                                                            1                2              3               4                 5

      20.01 Securities lending agreements (do not
            include assets held as collateral for
            such transactions)                         $274,376,770        1.840%      $391,620,719    $341,456,394     $401,557,930
      20.02 Repurchase agreements                      $                   0.000%      $               $                $
      20.03 Reverse repurchase agreements              $                   0.000%      $               $                $
      20.04 Dollar repurchase agreements               $                   0.000%      $               $                $
      20.05 Dollar reverse repurchase agreements

21.   Amounts and percentages of the reporting entity's total admitted assets for warrants not attached to other financial instruments, options, caps and floors:
                                                                   OWNED                                          WRITTEN
                                                                   -----                                          -------
                                                            1                2                               3               4
      21.01 Hedging                                    $                   0.000%                      $                     0.000%
      21.02 Income generation                          $                   0.000%                      $                     0.000%
      21.03 Other                                      $ 1,202,743,835     8.067%                      $                     0.000%

22.   Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:

                                                                 AT YEAR-END                      AT END OF EACH QUARTER
                                                                 -----------                      ----------------------
                                                                                         1ST QTR         2ND QTR           3RD QTR
                                                            1                2              3               4                 5
      22.01 Hedging                                    $  8,906,517        0.060%      $ 10,690,416    $  9,848,902     $  9,306,111
      22.02 Income generation                          $                   0.000%      $               $                $
      22.03 Replications                               $                   0.000%      $               $                $
      22.04 Other                                      $202,840,401        1.360%      $330,170,714    $323,544,067     $272,702,107

23.   Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:

                                                                 AT YEAR-END                      AT END OF EACH QUARTER
                                                                 -----------                      ----------------------
                                                                                         1ST QTR         2ND QTR           3RD QTR
                                                            1                2              3               4                 5
      23.01 Hedging                                    $                   0.000%      $               $                $
      23.02 Income generation                          $                   0.000%      $               $                $
      23.03 Replications                               $                   0.000%      $               $                $
      23.04 Other                                      $389,562,500        2.613%      $ 31,809,000    $ 28,997,200     $114,397,500

LIFE AND ACCIDENT AND HEALTH COMPANIES - ASSOCIATION EDITION
                                                                                                                 [BAR CODE]
                                                                                                                 *71153200920100101*

                                                         QUARTERLY STATEMENT

                                                         AS OF MARCH 31, 2009
                                                 of the Condition and Affairs of the
                                                 HARTFORD LIFE AND ANNUITY INSURANCE
                                                               COMPANY

NAIC Group Code 0091, 0091                             NAIC Company Code 71153                       Employer's ID Number 39-1052598
   (Current Period) (Prior Period)

Organized under the Laws of CONNECTICUT   State of Domicile or Port of Entry CONNECTICUT   Country of Domicile   US

Incorporated/Organized January 9, 1956   Commenced Business July 1, 1965

Statutory Home Office                   200 HOPMEADOW STREET SIMSBURY CT 06089
                                        (STREET AND NUMBER)   (CITY OR TOWN, STATE AND ZIP CODE)
Main Administrative Office              200 HOPMEADOW STREET SIMSBURY CT 06089                             860-547-5000
                                        (STREET AND NUMBER)   (CITY OR TOWN, STATE AND ZIP CODE)   (AREA CODE) (TELEPHONE NUMBER)
Mail Address                            ONE HARTFORD PLAZA HARTFORD CT 06155
                                        (STREET AND NUMBER OR P.O. BOX)   (CITY OR TOWN, STATE AND ZIP CODE)
Primary Location of Books and Records   200 HOPMEADOW STREET SIMSBURY CT 06089                             860-547-5000
                                        (STREET AND NUMBER)   (CITY OR TOWN, STATE AND ZIP CODE)   (AREA CODE) (TELEPHONE NUMBER)
Internet Web Site Address               WWW.THEHARTFORD.COM
Statutory Statement Contact             MICHAEL W SALWEN                                                  860-843-7739
                                        (NAME)                                            (AREA CODE) (TELEPHONE NUMBER) (EXTENSION)
                                        Michael.Salwen@hartfordlife.com                                   860-843-3884
                                        (E-MAIL ADDRESS)                                                  (FAX NUMBER)

                                                              OFFICERS

             NAME                              TITLE                        NAME                          TITLE
1. JOHN CLINTON WALTERS          President, CEO & COB             2. DONALD CHRISTIAN HUNT   Secretary
3. ERNEST MALCOLM MCNEILL, JR.   SVP & Chief Accounting Officer   4. CRAIG DOUGLAS MORROW    AVP & Appointed Actuary

                                                                OTHER
RICARDO ARTURO ANZALDUA          SVP & Assistant Secretary        DAVID ALAN CARLSON         SVP & Director of Taxes
JENNIFER JILL GEISLER            Senior Vice President            JOHN NICHOLAS GIAMALIS     SVP & Treasurer
CHRISTOPHER JAMES HANLON         Senior Vice President            STEPHEN THOMAS JOYCE       Executive Vice President
ALAN JAMES KRECZKO               EVP & General Counsel            GLENN DAVID LAMMEY         CFO & Executive Vice President
GREGORY MCGREEVEY                EVP & Chief Investment Officer   WILLIAM PATRICK MEANEY     Senior Vice President
BRIAN DENNIS MURPHY              Executive Vice President         CRAIG RODOLPH RAYMOND      Senior Vice President
JAMES EVERETT TRIMBLE            SVP & Chief Actuary

                                                        DIRECTORS OR TRUSTEES
GLENN DAVID LAMMEY                            GREGORY MCGREEVEY                            JOHN CLINTON WALTERS

State of CONNECTICUT
County of HARTFORD   ss

The officers of this reporting entity being duly sworn, each depose and say that they are the described officers of said reporting entity, and that on the reporting period stated above, all of the herein described assets were the absolute property of the said reporting entity, free and clear from any liens or claims thereon, except as herein stated, and that this statement, together with related exhibits, schedules and explanations therein contained, annexed or referred to, is a full and true statement of all the assets and liabilities and of the condition and affairs of the said reporting entity as of the reporting period stated above, and of its income and deductions there from for the period ended, and have been completed in accordance with the NAIC ANNUAL STATEMENT
INSTRUCTIONS and ACCOUNTING PRACTICES AND PROCEDURES manual except to the extent that: (1) state law may differ: or, (2) that state rules or regulations require differences in reporting not related to accounting practices and procedures, according to the best of their information, knowledge and belief, respectively. Furthermore, the scope of this attestation by the described officers also includes the related corresponding electronic filing with the NAIC, when required, that is an exact copy (except for formatting differences due to electronic filing) of the enclosed statement. The electronic filing may be requested by various regulators in lieu of or in addition to the enclosed statement.


/s/ John Clinton Walters                     /s/ Donald Christian Hunt                    /s/ Ernest Malcolm McNeill, Jr.
------------------------------------------   ------------------------------------------   ------------------------------------------
               (Signature)                                  (Signature)                                  (Signature)

          JOHN CLINTON WALTERS                         DONALD CHRISTIAN HUNT                      ERNEST MALCOLM MCNEILL, JR.
            1. (Printed Name)                            2. (Printed Name)                            3. (Printed Name)

           President, CEO & COB                               Secretary                          SVP & Chief Accounting Officer
                 (Title)                                      (Title)                                      (Title)

Subscribed and sworn to before me    a. Is this an original filing?                     Yes |X| No |_|

This 28th day of April 2009          b. If no:   1. State the amendment number _______________________________
[Illegible]                                      2. Date filed                 _______________________________
-----------------------------------              3. Number of pages attached   _______________________________
My Commission Expires 2/28/2012

                                     ASSETS

                                                                                           CURRENT STATEMENT DATE
                                                                        ------------------------------------------------------------
                                                                              1              2             3                4
                                                                                                      NET ADMITTED     DECEMBER 31
                                                                                        NONADMITTED      ASSETS      PRIOR YEAR NET
                                                                            ASSETS         ASSETS     (COLS. 1 - 2)  ADMITTED ASSETS
                                                                        --------------  -----------  --------------  ---------------
1.    Bonds                                                              8,700,622,271                8,700,622,271    8,371,683,455
2.    Stocks:
      2.1 Preferred stocks                                                  73,528,956                   73,528,956      255,361,968
      2.2 Common stocks                                                     11,360,725                   11,360,725       11,520,161
3. Mortgage loans on real estate:
      3.1 First liens                                                      575,364,439                  575,364,439      578,552,850
      3.2 Other than first liens                                            32,669,672                   32,669,672       32,818,581
4. Real estate:
      4.1 Properties occupied by the company (less $ 0 encumbrances)        28,239,879                   28,239,879       27,284,717
      4.2 Properties held for the production of income (less $0
          encumbrances)                                                                                           0
      4.3 Properties held for sale (less $ 0 encumbrances)                                                        0
5.    Cash ($69,151,190), cash equivalents ($1,775,000)
      and short-term investments ($ 2,787,210,524)                       2,858,136,714                2,858,136,714    2,326,153,004
6.    Contract loans (including $ 0 premium notes)                         348,303,434                  348,303,434      354,919,732
7.    Other invested assets                                                 10,550,032                   10,550,032       10,488,653
8.    Receivables for securities                                           389,203,725                  389,203,725      226,506,600
9.    Aggregate write-ins for invested assets                            1,556,431,264            0   1,556,431,264    1,791,892,868
                                                                        ------------------------------------------------------------
10.   Subtotals, cash and invested assets (Lines 1 to 9)                14,584,411,111            0  14,584,411,111   13,987,182,589
11.   Title plants less $ 0 charged off (for Title insurers only)                                                 0
12.   Investment income due and accrued                                    105,375,365                  105,375,365       85,916,570
13.   Premiums and considerations:
      13.1 Uncollected premiums and agents' balances in the course of
           collection                                                       17,243,853                   17,243,853       19,384,051
      13.2 Deferred premiums, agents' balances and installments booked but deferred and not yet due (including $0 earned but
           unbilled premiums)                                               44,974,307   15,905,747      29,068,560       29,547,113
      13.3 Accrued retrospective premiums                                                                         0
14. Reinsurance:
      14.1 Amounts recoverable from reinsurers                              47,585,690                   47,585,690       69,081,834
      14.2 Funds held by or deposited with reinsured companies                                                    0
      14.3 Other amounts receivable under reinsurance contracts             72,265,407                   72,265,407       91,846,715
15.   Amounts receivable relating to uninsured plans                                                              0
16.1  Current federal and foreign income tax recoverable and interest
      thereon                                                               28,853,873                   28,853,873      174,110,370
16.2  Net deferred tax asset                                               703,901,036  522,943,887     180,957,149       68,672,999
17.   Guaranty funds receivable or on deposit                                3,519,088                    3,519,088        3,493,310
18.   Electronic data processing equipment and software                                                           0
19.   Furniture and equipment, including health care delivery assets
      ($0)                                                                                                        0
20.   Net adjustment in assets and liabilities due to foreign exchange
      rates                                                                                                       0
21.   Receivables from parent, subsidiaries and affiliates                   8,725,785                    8,725,785       10,222,853
22.   Health care ($0) and other amounts receivable                          6,190,469    6,190,469               0
23.   Aggregate write-ins for other than invested assets                   170,079,668  (65,561,472)    235,641,140      369,937,855
                                                                        ------------------------------------------------------------
24.   Total assets excluding Separate Accounts, Segregated Accounts
      and Protected Cell Accounts (Lines 10 through 23)                 15,793,125,652  479,478,631  15,313,647,021   14,909,396,259
25.   From Separate Accounts, Segregated Accounts and Protected Cell
      Accounts                                                          46,238,347,853               46,238,347,853   50,551,150,119
26.   Total (Lines 24 and 25)                                           62,031,473,505  479,478,631  61,551,994,874   65,460,546,378

                        DETAILS OF WRITE-INS

0901. Derivative Instruments                                             1,556,431,264                1,556,431,264    1,791,892,868
0902.                                                                                                             0
0903.                                                                                                             0
0998. Summary of remaining write-ins for Line 9 from overflow page                   0            0               0                0
0999. Totals (Lines 0901 thru 0903 plus 0998) (Line 9 above)             1,556,431,264            0   1,556,431,264    1,791,892,868
                                                                        ------------------------------------------------------------
2301. Disbursements And Items Not Allocated                                145,162,566                  145,162,566       70,323,930
2302. Permitted Practice - DTA                                                          (90,478,574)     90,478,574      299,613,925
2303. Other Assets Non-admitted                                                 54,393       54,393               0
2398. Summary of remaining write-ins for Line 23 from overflow page         24,862,709   24,862,709               0                0
2399. Totals (Lines 2301 thru 2303 plus 2398) (Line 23 above)              170,079,668  (65,561,472)    235,641,140      369,937,855


                                      Q02

                      LIABILITIES, SURPLUS AND OTHER FUNDS

                                                                                                            1              2
                                                                                                         CURRENT      DECEMBER 31
                                                                                                     STATEMENT DATE    PRIOR YEAR
                                                                                                     --------------  --------------
1.    Aggregate reserve for life contracts $11,244,884,283 less $0
         included in Line 6.3 (including $0 Modco Reserve)                                           11,244,884,283  10,792,355,216
2.    Aggregate reserve for accident and health contracts (including $0 Modco Reserve)                    5,397,792       5,394,388
3.    Liability for deposit-type contracts (including $0 Modco Reserve)                                  70,751,473      70,265,707
4.    Contract claims:
      4.1  Life                                                                                          41,072,850      33,700,451
      4.2  Accident and health                                                                              165,215         136,012
5.    Policyholders' dividends $0 and coupons $0 due and unpaid
6.    Provision for policyholders' dividends and coupons payable in following calendar year -
         estimated amounts:
      6.1  Dividends apportioned for payment (including $0 Modco)                                         1,347,531       1,406,729
      6.2  Dividends not yet apportioned (including $0 Modco)                                                   814             855
      6.3  Coupons and similar benefits (including $0 Modco)
7.    Amount provisionally held for deferred dividend policies not included in Line 6
8.    Premiums and annuity considerations for life and accident and health contracts received
         in advance less $0 discount; including $0 accident and health premiums                             862,886       1,016,529
9.    Contract liabilities not included elsewhere:
      9.1  Surrender values on canceled contracts
      9.2  Provision for experience rating refunds, including $0 accident and health experience
              rating refunds                                                                              4,464,417      4,977,920
      9.3  Other amounts payable on reinsurance, including $0 assumed and $15,583,749 ceded              15,583,749      15,998,017
      9.4  Interest Maintenance Reserve
10.   Commissions to agents due or accrued - life and annuity contracts $43,576,558, accident and
         health $0 and deposit-type contract funds $8,429,361                                            52,005,919      56,208,822
11.   Commissions and expense allowances payable on reinsurance assumed
12.   General expenses due or accrued                                                                    32,659,244      47,722,869
13.   Transfers to Separate Accounts due or accrued (net) (including $(1,347,663,890) accrued
         for expense allowances recognized in reserves, net of reinsured allowances)                 (1,476,731,471) (1,642,086,342)
14.   Taxes, licenses and fees due or accrued, excluding federal income taxes                             7,960,580       9,647,525
15.1  Current federal and foreign income taxes, including $0 on realized capital gains (losses)
15.2  Net deferred tax liability
16.   Unearned investment income                                                                          3,188,394       3,304,252
17.   Amounts withheld or retained by company as agent or trustee                                         1,643,087       1,866,332
18.   Amounts held for agents' account, including $858,653 agents' credit balances                          858,653       1,327,925
19.   Remittances and items not allocated                                                                94,969,988     145,871,785
20.   Net adjustment in assets and liabilities due to foreign exchange rates
21.   Liability for benefits for employees and agents if not included above
22.   Borrowed money $0 and interest thereon $0
23.   Dividends to stockholders declared and unpaid
24.   Miscellaneous liabilities:
      24.1 Asset valuation reserve                                                                        6,596,740       6,003,772
      24.2 Reinsurance in unauthorized companies                                                             10,330          10,330
      24.3 Funds held under reinsurance treaties with unauthorized reinsurers                         1,091,338,424   1,013,638,930
      24.4 Payable to parent, subsidiaries and affiliates                                                49,515,455      39,493,081
      24.5 Drafts outstanding                                                                           137,674,429     135,928,955
      24.6 Liability for amounts held under uninsured plans
      24.7 Funds held under coinsurance
      24.8 Payable for securities                                                                       355,160,966      27,723,614
      24.9 Capital notes $0 and interest thereon $0
25.   Aggregate write-ins for liabilities                                                             1,272,876,946   1,959,624,176
                                                                                                     --------------  --------------
26.   Total liabilities excluding Separate Accounts business (Lines 1 to 25)                         13,014,258,694  12,731,537,849
                                                                                                     --------------  --------------
27.   From Separate Accounts statement                                                               46,238,347,853  50,551,150,119
                                                                                                     --------------  --------------
28.   Total liabilities (Lines 26 and 27)                                                            59,252,606,547  63,282,687,968
                                                                                                     --------------  --------------
29.   Common capital stock                                                                                2,500,000       2,500,000
30.   Preferred capital stock
31.   Aggregate write-ins for other than special surplus funds                                          286,562,553     497,354,084
32.   Surplus notes
33.   Gross paid in and contributed surplus                                                           2,179,883,491   1,692,530,362
34.   Aggregate write-ins for special surplus funds                                                               0               0
35.   Unassigned funds (surplus)                                                                       (169,557,718)    (14,526,035)
36.   Less treasury stock, at cost:
      36.1 0.000 shares common (value included in Line 29 $0)
      36.2 0.000 shares preferred (value included in Line 30 $0)
37.   Surplus (Total Lines 31 + 32 + 33 + 34 + 35 - 36) (including $0 in Separate Accounts
         Statement)                                                                                   2,296,888,326   2,175,358,411
                                                                                                     --------------  --------------
38.   Totals of Lines 29, 30 and 37                                                                   2,299,388,327   2,177,858,411
                                                                                                     --------------  --------------
39.   Totals of Lines 28 and 38                                                                      61,551,994,874  65,460,546,378
                                                                                                     ==============  ==============
                                        DETAILS OF WRITE-INS
2501. Collateral on Derivatives                                                                       1,156,137,929   1,682,427,970
2502. Securities Lending Collateral                                                                      73,823,548     215,494,633
2503. Derivative Investments                                                                                927,870      27,057,908
2598. Summary of remaining write-ins for Line 25 from overflow page                                      41,987,599      34,643,665
2599. Totals (Lines 2501 thru 2503 plus 2598) (Line 25 above)                                         1,272,876,946   1,959,624,176
3101. Gain on Inforce Reinsurance                                                                       196,083,979     197,740,159
3102. Permitted practice DTA                                                                             90,478,574     299,613,925
3103.
3198. Summary of remaining write-ins for Line 31 from overflow page                                               0               0
3199. Totals (Lines 3101 thru 3103 plus 3198) (Line 31 above)                                           286,562,553     497,354,084
3401.
3402.
3403.
3498. Summary of remaining write-ins for Line 34 from overflow page                                               0               0
3499. Totals (Lines 3401 thru 3403 plus 3498) (Line 34 above)                                                     0               0


                                       Q03

                              SUMMARY OF OPERATIONS
                 (EXCLUDING UNREALIZED CAPITAL GAINS AND LOSSES)

                                                                                         1              2              3
                                                                                      CURRENT         PRIOR     PRIOR YEAR ENDED
                                                                                   YEAR TO DATE   YEAR TO DATE     DECEMBER 31
                                                                                  -------------  -------------  ----------------
1.      Premiums and annuity considerations for life and accident and health
           contracts                                                                848,026,936  2,156,944,221     9,352,507,146
2.      Considerations for supplementary contracts with life contingencies               65,216              8            78,236
3.      Net investment income                                                       115,478,145     89,334,697       376,034,010
4.      Amortization of Interest Maintenance Reserve (IMR)                              487,365       (142,303)         (484,358)
5.      Separate Accounts net gain from operations excluding unrealized gains or losses
6.      Commissions and expense allowances on reinsurance ceded                      45,889,753     49,426,364       229,723,440
7.      Reserve adjustments on reinsurance ceded                                     (3,167,746)    (5,410,969)      (18,160,804)
8.      Miscellaneous Income:
        8.1 Income from fees associated with investment management,
               administration and contract guarantees from Separate Accounts        259,201,295    370,225,378     1,363,867,995
        8.2 Charges and fees for deposit-type contracts
        8.3 Aggregate write-ins for miscellaneous income                             47,426,022    104,228,745       310,502,821
                                                                                  -------------  -------------    --------------
9.      Totals (Lines 1 to 8.3)                                                   1,313,406,986  2,764,606,141    11,614,068,486
                                                                                  -------------  -------------    --------------
10.     Death benefits                                                               90,926,425     79,917,338       332,285,784
11.     Matured endowments (excluding guaranteed annual pure endowments)                 47,751         98,442           488,258
12.     Annuity benefits                                                             19,122,096     21,349,267       316,594,968
13.     Disability benefits and benefits under accident and health contracts          1,360,766      1,425,099         5,429,577
14.     Coupons, guaranteed annual pure endowments and similar benefits                      72             72               112
15.     Surrender benefits and withdrawals for life contracts                     1,907,409,861  2,668,966,836     9,965,052,593
16.     Group conversions
17.     Interest and adjustments on contract or deposit-type contract funds           1,563,581      2,787,846        15,797,103
18.     Payments on supplementary contracts with life contingencies                     841,936        796,876         3,262,919
19.     Increase in aggregate reserves for life and accident and health
           contracts                                                                482,074,887    251,073,982     4,809,455,973
                                                                                  -------------  -------------    --------------
20.     Totals (Lines 10 to 19)                                                   2,503,347,375  3,026,415,758    15,448,367,287
21.     Commissions on premiums, annuity considerations and deposit-type
           contract funds (direct business only)                                    126,128,887    223,530,550       821,540,041
22.     Commissions and expense allowances on reinsurance assumed                     2,143,239      3,792,212        13,310,322
23.     General insurance expenses                                                   95,352,480    111,939,104       448,657,076
24.     Insurance taxes, licenses and fees, excluding federal income taxes            9,582,431     11,330,546        43,032,521
25.     Increase in loading on deferred and uncollected premiums                     (2,398,414)       353,644        (5,412,378)
26.     Net transfers to or (from) Separate Accounts net of reinsurance            (813,515,467)  (450,080,961)   (1,671,680,758)
27.     Aggregate write-ins for deductions                                          (46,142,044)   (80,795,306)     (295,289,105)
                                                                                  -------------  -------------    --------------
28.     Totals (Lines 20 to 27)                                                   1,874,498,487  2,846,485,547    14,802,525,006
                                                                                  -------------  -------------    --------------
29.     Net gain from operations before dividends to policyholders and federal
           income taxes (Line 9 minus Line 28)                                     (561,091,501)   (81,879,406)   (3,188,456,520)
30.     Dividends to policyholders                                                      288,149        544,413         1,555,063
                                                                                  -------------  -------------    --------------
31.     Net gain from operations after dividends to policyholders and before
           federal income taxes (Line 29 minus Line 30)                            (561,379,649)   (82,423,819)   (3,190,011,583)
32.     Federal and foreign income taxes incurred (excluding tax on capital
           gains)                                                                   (11,298,089)   (35,309,241)     (245,744,939)
                                                                                  -------------  -------------    --------------
33.     Net gain from operations after dividends to policyholders and federal income taxes and before realized capital gains or (losses)
           (Line 31 minus Line 32)                                                 (550,081,560)   (47,114,578)   (2,944,266,644)
34.     Net realized capital gains (losses) (excluding gains (losses)
           transferred to the IMR) less capital gains tax of $(1,007,713)
           (excluding taxes of $4,940,832 transferred to the IMR)                   495,627,693     27,812,661       961,161,644
                                                                                  -------------  -------------    --------------
35.     Net income (Line 33 plus Line 34)                                           (54,453,867)   (19,301,917)   (1,983,105,000)
                                                                                  -------------  -------------    --------------
        CAPITAL AND SURPLUS ACCOUNT
36.     Capital and surplus, December 31, prior year                              2,177,858,411  2,556,587,807     2,556,587,807
37.     Net income (Line 35)                                                        (54,453,867)   (19,301,917)   (1,983,105,000)
38.     Change in net unrealized capital gains (losses) less capital gains tax
           of $76,894,207                                                          (152,185,578)    83,740,418       731,680,206
39.     Change in net unrealized foreign exchange capital gain (loss)                31,094,350     (6,512,995)      (34,794,203)
40.     Change in net deferred income tax                                            21,152,432      5,012,719       669,251,250
41.     Change in nonadmitted assets                                                    (46,051)   223,706,346      (182,691,362)
42.     Change in liability for reinsurance in unauthorized companies                                                    558,760
43.     Change in reserve on account of change in valuation basis, (increase) or
           decrease                                                                                                   23,935,154
44.     Change in asset valuation reserve                                              (592,968)    (1,655,248)       40,850,768
45.     Change in treasury stock
46.     Surplus (contributed to) withdrawn from Separate Accounts during period
47.     Other changes in surplus in Separate Accounts Statement
48.     Change in surplus notes
49.     Cumulative effect of changes in accounting principles
50.     Capital changes:
        50.1 Paid in
        50.2 Transferred from surplus (Stock Dividend)
        50.3 Transferred to surplus
51.     Surplus adjustment:
        51.1 Paid in                                                                487,353,129      1,361,339       208,661,159
        51.2 Transferred to capital (Stock Dividend)
        51.3 Transferred from capital
        51.4 Change in surplus as a result of reinsurance
52.     Dividends to stockholders                                                                  (66,000,000)     (156,000,000)
53.     Aggregate write-ins for gains and losses in surplus                        (210,791,531)             0       302,923,872
                                                                                  -------------  -------------    --------------
54.     Net change in capital and surplus (Lines 37 through 53)                     121,529,916    220,350,662     (378,729,396)
                                                                                  -------------  -------------    --------------
55.     Capital and surplus as of statement date (Lines 36 + 54)                  2,299,388,327  2,776,938,469     2,177,858,411
                                                                                  =============  =============    ==============
                              DETAILS OF WRITE-INS
08.301. Other Investment Management Fees                                             21,732,019     42,730,325       130,208,911
08.302. Separate Account Loads                                                       21,894,770     35,993,646       107,963,200
08.303. Miscellaneous Income                                                          3,799,233     25,504,774        72,330,710
08.398. Summary of remaining write-ins for Line 8.3 from overflow page                        0              0                 0
08.399. Totals (Lines 08.301 thru 08.303 plus 08.398) (Line 8.3 above)               47,426,022    104,228,745       310,502,821
                                                                                  -------------  -------------    --------------
2701.   MODCO Reserve Adjustment on Reinsurance Assumed                             (60,572,680)    16,458,750      (339,633,625)
2702.   Miscellaneous Deductions                                                     14,944,139         87,126        43,926,598
2703.   Change in Provision for Experience-Rated Refunds                               (513,503)   (97,341,182)          417,922
2798.   Summary of remaining write-ins for Line 27 from overflow page                         0              0                 0
2799.   Totals (Lines 2701 thru 2703 plus 2798) (Line 27 above)                     (46,142,044)   (80,795,306)     (295,289,105)
                                                                                  -------------  -------------    --------------
5301.   Permitted practice DTA                                                     (209,135,351)                     299,613,925
5302.   Gain on Inforce Reinsurance                                                  (1,656,180)                       3,309,947
5303.
5398.   Summary of remaining write-ins for Line 53 from overflow page                         0              0                 0
5399.   Totals (Lines 5301 thru 5303 plus 5398) (Line 53 above)                    (210,791,531)             0       302,923,872


                                       Q04

                                    CASH FLOW

                                                                                         1                 2
                                                                                    CURRENT YEAR   PRIOR YEAR ENDED
                                                                                       TO DATE        DECEMBER 31
                                                                                   -------------   ----------------
                                CASH FROM OPERATIONS

1.  Premiums collected net of reinsurance                                            850,043,757     9,351,978,269
2.  Net investment income                                                            109,077,766       408,198,730
3.  Miscellaneous income                                                             349,349,324     1,885,933,452
                                                                                   -------------    --------------
4.  Total (Lines 1 through 3)                                                      1,308,470,847    11,646,110,451
5.  Benefit and loss related payments                                              1,973,207,702    10,733,727,427
6.  Net transfers to Separate Accounts, Segregated Accounts and
    Protected Cell Accounts                                                         (978,870,338)   (2,500,961,899)
7.  Commissions, expenses paid and aggregate write-ins for deductions              1,108,978,975    (1,468,784,326)
8.  Dividends paid to policyholders                                                      347,388         2,304,771
9.  Federal and foreign income taxes paid (recovered) net of $0 tax on capital
    gains (losses)                                                                  (152,621,467)      (96,262,978)
                                                                                   -------------    --------------
10. Total (Lines 5 through 9)                                                      1,951,042,260     6,670,022,995
11. Net cash from operations (Line 4 minus
    Line 10)                                                                        (642,571,413)    4,976,087,456

                              CASH FROM INVESTMENTS

12. Proceeds from investments sold, matured or repaid:
    12.1 Bonds                                                                     5,321,093,242       779,817,535
    12.2 Stocks                                                                                         38,675,892
    12.3 Mortgage loans                                                                3,423,779        17,014,335
    12.4 Real estate
    12.5 Other invested assets                                                                             116,431
    12.6 Net gains or (losses) on cash, cash equivalents and
         short-term investments
    12.7 Miscellaneous proceeds                                                    1,078,960,146       987,246,991
                                                                                   -------------    --------------
    12.8 Total investment proceeds
         (Lines 12.1 to 12.7)                                                      6,403,477,167     1,822,871,183

13. Cost of investments acquired (long-term only):
    13.1 Bonds                                                                     5,541,827,616     3,706,707,675
    13.2 Stocks                                                                           29,767        19,943,302
    13.3 Mortgage loans                                                                   69,905       278,706,286
    13.4 Real estate
    13.5 Other invested assets                                                           438,130         2,096,528
    13.6 Miscellaneous applications                                                  162,697,125     1,527,650,914
                                                                                   -------------    --------------
    13.7 Total investments acquired
         (Lines 13.1 to 13.6)                                                      5,705,062,543     5,535,104,704
                                                                                   -------------    --------------

14. Net increase (decrease) in contract loans and premium notes                       (6,616,298)       11,146,529

15. Net cash from investments (Line 12.8 minus Line 13.7 and Line 14)                705,030,922    (3,723,380,050)

                 CASH FROM FINANCING AND MISCELLANEOUS SOURCES

16. Cash provided (applied):
    16.1 Surplus notes, capital notes
    16.2 Capital and paid in surplus, less treasury stock                            487,353,129       204,846,049
    16.3 Borrowed funds
    16.4 Net deposits on deposit-type contracts and other insurance liabilities                         (3,470,587)
    16.5 Dividends to stockholders                                                                     156,000,000
    16.6 Other cash provided (applied)                                               (17,828,929)      462,787,191
                                                                                   -------------    --------------
17. Net cash from financing and miscellaneous sources (Lines 16.1 through
    16.4 minus Line 16.5 plus Line 16.6)                                             469,524,200       508,162,653
                                                                                   -------------    --------------

      RECONCILIATION OF CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

18. Net change in cash, cash equivalents and short-term investments
    (Line 11 plus Line 15 plus Line 17)                                              531,983,710     1,760,870,059

19. Cash, cash equivalents and short-term investments:
    19.1 Beginning of year                                                         2,326,153,004       565,282,946
    19.2 End of period (Line 18 plus Line 19.1)                                    2,858,136,714     2,326,153,004

Note: Supplemental disclosures of cash flow information for non-cash transactions:

20.0001


                                       Q05

                                    EXHIBIT 1
                   DIRECT PREMIUMS AND DEPOSIT-TYPE CONTRACTS

                                                                           1                2                3
                                                                      CURRENT YEAR     PRIOR YEAR        PRIOR YEAR
                                                                        TO DATE          TO DATE     ENDED DECEMBER 31
                                                                      ------------   -------------   -----------------
1.    Industrial life
2.    Ordinary life insurance                                          320,377,734     377,511,122     1,546,934,521
3.    Ordinary individual annuities                                    631,350,915   1,910,529,270     6,312,931,770
4.    Credit life (group and individual)
5.    Group life insurance                                                 190,070         205,347           726,004
6.    Group annuities 11,300
7.    A&H - group
8.    A&H - credit (group and individual)
9.    A&H - other                                                          251,858         278,044         1,050,535
10.   Aggregate of all other lines of business                                   0               0                 0
                                                                       -----------   -------------     -------------
11.   Subtotal                                                         952,170,577   2,288,523,783     7,861,654,130
12.   Deposit-type contracts
                                                                       -----------   -------------     -------------
13.   Total                                                            952,170,577   2,288,523,783     7,861,654,130
                                                                       ===========   =============     =============

                              DETAILS OF WRITE-INS
1001.
1002.
1003.
1098. Summary of remaining write-ins for Line 10 from overflow page              0               0                 0
1099. Total (Lines 1001 thru 1003 plus 1098) (Line 10 above)                     0               0                 0


                                       Q06

Statement as of March 31, 2009 of the HARTFORD LIFE AND ANNUITY INSURANCE
COMPANY

                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The accompanying statutory basis financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the state of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by Connecticut. A difference prescribed by Connecticut state law allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

     The Company has also received approval from the Connecticut Insurance Department regarding the use of a permitted practice related to the statutory accounting for deferred income taxes for the year ended December 31, 2008 through September 30, 2009. This permitted practice modifies the accounting for deferred income taxes prescribed by NAIC SAP by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. The benefits of this permitted practice may not be considered by the Company when determining surplus have triggered a regulatory event.

     The effect of the use of the above described practices prescribed and permitted by the Connecticut Insurance Department is shown in the reconciliation of the Company's net income and capital and surplus to NAIC SAP below:

                                                   MARCH 31,       DECEMBER 31,
                                                     2009             2008
                                                --------------   ---------------
Net Loss, State of Connecticut basis            $  (54,453,867)  $(1,983,105,000
State permitted practice:
Reserve Credit                                  $  (51,482,863)  $  (142,388,066)
                                                --------------   ---------------
Net income, NAIC SAP:                           $ (105,936,730)  $(2,125,493,066)
                                                ==============   ===============
Statutory surplus, State of Connecticut basis   $2,299,388,327   $ 2,177,858,411)
State permitted practice:
Reserve Credit                                  $ (442,053,401)  $  (390,570,538)
Deferred income taxes (as described above)      $  (90,478,574)  $  (299,613,925)
                                                --------------   ---------------
Statutory surplus, NAIC SAP:                    $1,766,856,352   $ 1,487,673,948
                                                ==============   ===============

NOTE 2 - ACCOUNTING CHANGES AND CORRECTIONS OF ERRORS

     No significant change.

NOTE 3 - BUSINESS COMBINATIONS AND GOODWILL

     No significant change.

NOTE 4 - DISCONTINUED OPERATIONS

         No significant change.

NOTE 5 - INVESTMENTS

     No significant change.

NOTE 6 - JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES

     No significant change.

NOTE 7 - INVESTMENT INCOME

     No significant change.


                                       Q07

NOTE 8 - DERIVATIVE INSTRUMENTS

     No significant change.

NOTE 9 - INCOME TAXES

     No significant change.

NOTE 10 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND OTHER RELATED PARTIES

     No significant change.

NOTE 11 - DEBT

     No significant change.

NOTE 12 - RETIREMENT PLANS, DEFERRED COMPENSATION, POSTEMPLOYMENT BENEFITS AND COMPENSATED ABSENCES AND OTHER POSTRETIREMENT BENEFIT PLANS

     No significant change.

NOTE 13 - CAPITAL AND SURPLUS, SHAREHOLDERS' DIVIDEND RESTRICTIONS AND QUASI-REORGANIZATIONS

          No significant change.

NOTE 14 - CONTINGENCIES

     No significant change.

NOTE 15 - LEASES

     No significant change.

NOTE 16 - INFORMATION ABOUT FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK

          No significant change.

NOTE 17 - SALE, TRANSFER AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES

C. The Company had no wash sales.

NOTE 18 - GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED PLANS AND THE UNINSURED PORTION OF PARTIALLY INSURED PLANS

     No significant change.

NOTE 19 - DIRECT PREMIUM WRITTEN/PRODUCED BY MANAGING GENERAL AGENTS/THIRD PARTY ADMINISTRATORS

     No significant change.

NOTE 20 - OTHER ITEMS

     No significant change.

NOTE 21 - EVENTS SUBSEQUENT

     No significant change.

NOTE 22 - REINSURANCE

     No significant change.


                                      Q07.1

NOTE 23 - RETROSPECTIVELY RATED CONTRACTS & CONTRACTS SUBJECT TO REDETERMINATION

     No significant change.

NOTE 24 - CHANGE IN INCURRED LOSSES AND LOSS ADJUSTMENT EXPENSES

     The Company has no change to incurred losses or loss adjustment expenses.

NOTE 25 - INTERCOMPANY POOLING ARRANGEMENTS

     No significant change.

NOTE 26 - STRUCTURED SETTLEMENTS

     No significant change.

NOTE 27 - HEALTH CARE RECEIVABLES

     No significant change.

NOTE 28 - PARTICIPATING POLICIES

     No significant change.

NOTE 29 - PREMIUM DEFICIENCY RESERVES

     No significant change.

NOTE 30 - RESERVES FOR LIFE CONTRACTS AND ANNUITY CONTRACTS

     No significant change.

NOTE 31 - ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

     No significant change.

NOTE 32 - PREMIUMS AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

     No significant change.

NOTE 33 - SEPARATE ACCOUNTS

     No significant change.

NOTE 34 - LOSS/CLAIM ADJUSTMENT EXPENSES

     No significant change.


                                      Q07.2

                             GENERAL INTERROGATORIES

    (Responses to these interrogatories should be based on changes that have occurred since prior year end unless otherwise noted)

                         PART 1 - COMMON INTERROGATORIES

                                     GENERAL

1.1  Did the reporting entity experience any material transactions requiring the filing of Disclosure of Material Transactions with the State of Domicile,
     as required by the Model Act?                                                         Yes |_| No |X|

1.2  If yes, has the report been filed with the domiciliary state?                         Yes |_| No |_|

2.1  Has any change been made during the year of this statement in the charter, by-laws, articles of incorporation, or deed of settlement of the reporting
     entity?                                                                               Yes |_| No |X|

2.2  If yes, date of change:                                                       ______________________

3.   Have there been any substantial changes in the organizational chart since
     the prior quarter end?                                                                Yes |_| No |X|

     If yes, complete the Schedule Y-Part 1 - Organizational chart.

4.1  Has the reporting entity been a party to a merger or consolidation during
     the period covered by this statement?                                                 Yes |_| No |X|

4.2  If yes, provide name of entity, NAIC Company Code, and state of domicile
     (use two letter state abbreviation) for any entity that has ceased to exist as a result of the merger or consolidation.

                   1               2            3
                                 NAIC       STATE OF
            NAME OF ENTITY   COMPANY CODE   DOMICILE
            --------------   ------------   --------

5.   If the reporting entity is subject to a management agreement, including third-party administrator(s), managing general agent(s), attorney-in-fact, or similar agreement, have there been any significant changes regarding the
     terms of the agreement or principals involved?                                Yes |_| No |X| N/A |_|

     If yes, attach an explanation.
            ____________________________________________________________________
            ____________________________________________________________________

6.1  State as of what date the latest financial examination of the reporting
     entity was made or is being made.                                                         12/31/2007

6.2  State the as of date that the latest financial examination report became available from either the state of domicile or the reporting entity. This date should be the date of the examined balance sheet and not the date the
     report was completed or released.                                                         12/31/2002

6.3  State as of what date the latest financial examination report became available to other states or the public from either the state of domicile or the reporting entity. This is the release date or completion date of the
     examination report and not the date of the examination (balance                            1/16/2004
     sheet date).

6.4  By what department or departments?

            Connecticut State Insurance Department
            ____________________________________________________________________

6.5  Have all financial statement adjustments within the latest financial examination report been accounted for in a subsequent financial statement
     filed with Departments?                                                       Yes |_| No |_| N/A |X|

6.6  Have all of the recommendations within the latest financial examination
     report been complied with?                                                    Yes |X| No |_| N/A |_|

7.1  Has this reporting entity had any Certificates of Authority, licenses or registrations (including corporate registration, if applicable) suspended
     or revoked by any governmental entity during the reporting period?                    Yes |_| No |X|

7.2  If yes, give full information:
            ____________________________________________________________________
            ____________________________________________________________________

8.1  Is the company a subsidiary of a bank holding company regulated by the
     Federal Reserve Board?                                                                Yes |_| No |X|

8.2  If response to 8.1 is yes, please identify the name of the bank holding company.
            ____________________________________________________________________
            ____________________________________________________________________

8.3  Is the company affiliated with one or more banks, thrifts or securities
     firms?                                                                                Yes |X| No |_|

8.4  If the response to 8.3 is yes, please provide below the names and location
     (city and state of the main office) of any affiliates regulated by a federal regulatory services agency [i.e. the Federal Reserve Board (FRB), the Office of the Comptroller of the Currency (OCC), the Office of Thrift
     Supervision (OTS), the Federal Deposit Insurance Corporation (FDIC) and the
     Securities Exchange Commission (SEC)] and identify the affiliate's primary federal regulator].

                               1                                2             3    4    5    6     7
                         AFFILIATE NAME              LOCATION (CITY, STATE)  FRB  OCC  OTS  FDIC  SEC
            ---------------------------------------  ----------------------  ---  ---  ---  ----  ---
            Hartford Equity Sales Company, Inc.      Simsbury, CT                                 YES
            Hartford Securities Distribution         Simsbury, CT                                 YES
            Hartford Investment Financial Services,  Simsbury, CT                                 YES
            Planco Financial Services, Inc.          Wayne, PA                                    YES
            Woodbury Financial Services, Inc.        Woodbury, MN                                 YES

9.1  Are the senior officers (principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions) of the reporting entity subject to a code of ethics,
     which includes the following standards?                                               Yes |X| No |_|

     (a) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (b) Full, fair, accurate, timely and understandable disclosure in the periodic reports required to be filed by the reporting entity;

     (c)  Compliance with applicable governmental laws, rules and regulations;

     (d) The prompt internal reporting of violations to an appropriate person or persons identified in the code; and

     (e)  Accountability for adherence to the code.

9.11 If the response to 9.1 is No, please explain:
            ____________________________________________________________________
            ____________________________________________________________________

9.2  Has the code of ethics for senior managers been amended?                              Yes |_| No |X|


                                       Q08

                             GENERAL INTERROGATORIES

    (Responses to these interrogatories should be based on changes that have occurred since prior year end unless otherwise noted)

                         PART 1 - COMMON INTERROGATORIES

9.21 If the response to 9.2 is Yes, provide information related to amendment(s).
            ____________________________________________________________________
            ____________________________________________________________________

9.3  Have any provisions of the code of ethics been waived for any of the
     specified officers?                                                                   Yes |_| No |X|

9.31 If the response to 9.3 is Yes, provide the nature of any waiver(s).
            ____________________________________________________________________
            ____________________________________________________________________

                                    FINANCIAL

10.1 Does the reporting entity report any amounts due from parent, subsidiaries
     or affiliates on Page 2 of this statement?                                            Yes |X| No |_|

10.2 If yes, indicate any amounts receivable from parent included in the Page 2
     amount:                                                                                   $8,653,480

                                   INVESTMENT

11.1 Were any of the stocks, bonds, or other assets of the reporting entity loaned, placed under option agreement, or otherwise made available for use by another person? (Exclude securities under securities lending
     agreements.)                                                                          Yes |X| No |_|

11.2 If yes, give full and complete information relating thereto:

            $432,260,361 representing ninehighly rated bonds pledged as collateral for derivative activities.
            ____________________________________________________________________

12.  Amount of real estate and mortgages held in other invested assets in
     Schedule BA:                                                                                      $0

13.  Amount of real estate and mortgages held in short-term investments:                               $0

14.1 Does the reporting entity have any investments in parent, subsidiaries and
     affiliates?                                                                           Yes |X| No |_|

14.2 If yes, please complete the following:                                1               2
                                                                    PRIOR YEAR-END  CURRENT QUARTER
                                                                     BOOK/ADJUSTED   BOOK/ADJUSTED
                                                                    CARRYING VALUE   CARRYING VALUE
                                                                    --------------  ---------------

     14.21 Bonds                                                      $        0       $_________
     14.22 Preferred Stock                                            $        0       $_________
     14.23 Common Stock                                               $6,488,643       $6,617,565
     14.24 Short-Term Investments                                     $        0       $_________
     14.25 Mortgage Loans on Real Estate                              $        0       $_________
     14.26 All Other                                                  $        0       $_________
     14.27 Total Investment in Parent, Subsidiaries and Affiliates    $6,488,643       $6,617,565
           (Subtotal Lines 14.21 to 14.26)
     14.28 Total Investment in Parent included in Lines 14.21 to
           14.26 above                                                $_________       $_________

15.1 Has the reporting entity entered into any hedging transactions reported on
     Schedule DB?                                                                          Yes |X| No |_|

15.2 If yes, has a comprehensive description of the hedging program been made
     available to the domiciliary state?                                                   Yes |X| No |_|

     If no, attach a description with this statement.

16.  Excluding items in Schedule E-Part 3-Special Deposits, real estate, mortgage loans and investments held physically in the reporting entity's offices, vaults or safety deposit boxes, were all stocks, bonds and other securities, owned throughout the current year held pursuant to a custodial agreement with a qualified bank or trust company in accordance with Section
     3, III. Conducting Examinations, F-Custodial or Safekeeping Agreements of
     the NAIC Financial Condition Examiners Handbook?                                      Yes |X| No |_|

     16.1 For all agreements that comply with the requirements of the NAIC
          Financial Condition Examiners Handbook, complete the following:

                       1                                       2
             NAME OF CUSTODIAN(S)                      CUSTODIAN ADDRESS
          --------------------------   ------------------------------------------------
          JP Morgan Chase Bank, N.A.   4 New York Plaza, 15th Floor, New York, NY 10004
          The Bank of New York         101 Barclay St., 8 West, New York, NY 10286
          The Bank of New York         32 Old Slip, 15th Floor, New York, NY 10286

     16.2 For all agreements that do not comply with the requirements of the NAIC Financial Condition Examiners Handbook, provide the name, location and a complete explanation.

             1           2                   3
          NAME(S)   LOCATION(S)   COMPLETE EXPLANATION(S)
          -------   -----------   -----------------------

     16.3 Have there been any changes, including name changes, in the
          custodian(s) identified in 16.1 during the current quarter?                      Yes |_| No |X|

     16.4 If yes, give full and complete information relating thereto:

                1               2                3            4
          OLD CUSTODIAN   NEW CUSTODIAN   DATE OF CHANGE   REASON
          -------------   -------------   --------------   ------

     16.5 Identify all investment advisors, broker/dealers or individuals acting on behalf of broker/dealers that have access to the investment accounts, handle securities and have authority to make investments on behalf of the reporting entity:

                         1                     2         3
          CENTRAL REGISTRATION DEPOSITORY   NAME(S)   ADDRESS
          -------------------------------   -------   -------


                                      Q08.1

                             GENERAL INTERROGATORIES

    (Responses to these interrogatories should be based on changes that have occurred since prior year end unless otherwise noted)

                         PART 1 - COMMON INTERROGATORIES

17.1 Have all the filing requirements of the Purposes and
     Procedures Manual of the NAIC Securities Valuation Office
     been followed?                                             Yes |_|   No |X|

17.2 If no, list exceptions:

     124900C@8 CCL INDUSTRIES INC.


                                      Q08.2

                             PART 2 - LIFE & HEALTH

1. Report the statement value of mortgage loans at the end of this reporting period for the following categories:

                                                                                                      1
                                                                                                    AMOUNT
1.1 Long-term mortgages in good standing
    1.11 Farm mortgages                                                                          $ 66,590,809
    1.12 Residential mortgages                                                                   $
    1.13 Commercial mortgages                                                                    $541,443,301
                                                                                                 ------------
    1.14 Total mortgages in good standing                                                        $608,034,110
1.2 Long-term mortgages in good standing with restructured terms
    1.21 Total mortgages in good standing with restructured terms                                $
1.3 Long-term mortgage loans upon which interest is overdue more than three months
    1.31 Farm mortgages                                                                          $
    1.32 Residential mortgages                                                                   $
    1.33 Commercial mortgages                                                                    $
                                                                                                 ------------
    1.34 Total mortgages with interest overdue more than three months                            $          0
1.4 Long-term mortgage loans in process of foreclosure
    1.41 Farm mortgages                                                                          $
    1.42 Residential mortgages                                                                   $
    1.43 Commercial mortgages                                                                    $
                                                                                                 ------------
    1.44 Total mortgages in process of foreclosure                                               $          0
1.5 Total mortgage loans (Lines 1.14 + 1.21 + 1.34 + 1.44) (Page 2, Column 3, Lines 3.1 + 3.2)   $608,034,110
1.6 Long-term mortgages foreclosed, properties transferred to real estate in current quarter
    1.61 Farm mortgages                                                                          $
    1.62 Residential mortgages                                                                   $
    1.63 Commercial mortgages                                                                    $
                                                                                                 ------------
    1.64 Total mortgages foreclosed and transferred to real estate                               $          0


                                       Q09

                         SCHEDULE S - CEDED REINSURANCE

           Showing All New Reinsurance Treaties - Current Year to Date

   1         2                                                      6             7
 NAIC     FEDERAL       3                                        TYPE OF     IS INSURER
COMPANY     ID      EFFECTIVE           4              5       REINSURANCE   AUTHORIZED?
 CODE     NUMBER      DATE      NAME OF REINSURER   LOCATION      CEDED      (YES OR NO)
----------------------------------------------------------------------------------------


                                      NONE


                                       Q10

Statement as of March 31, 2009 of the HARTFORD LIFE AND ANNUITY INSURANCE
COMPANY

                SCHEDULE T - PREMIUMS AND ANNUITY CONSIDERATIONS

           Current Year to Date - Allocated by States and Territories

                                                                                DIRECT BUSINESS ONLY
                                                  ---------------------------------------------------------------------------------
                                                                                   4
                                                                              ACCIDENT AND
                                                                                 HEALTH
                                                        LIFE CONTRACTS          INSURANCE
                                                  --------------------------    PREMIUMS,
                                                       2                        INCLUDING                        6            7
                                              1       LIFE           3           POLICY,          5            TOTAL       DEPOSIT-
                                           ACTIVE  INSURANCE      ANNUITY    MEMBERSHIP AND     OTHER         COLUMNS        TYPE
               STATES, ETC.                STATUS   PREMIUMS  CONSIDERATIONS   OTHER FEES   CONSIDERATIONS  2 THROUGH 5   CONTRACTS
-----------------------------------------------------------------------------------------------------------------------------------
1.    Alabama                           AL L        1,720,675         51,063            836      5,845,877     7,618,451
2.    Alaska                            AK L          433,746                           139        734,142     1,168,026
3.    Arizona                           AZ L        6,849,281         90,925          5,426     11,329,695    18,275,326
4.    Arkansas                          AR L        2,135,879        124,922            590      9,322,057    11,583,448
5.    California                        CA L       36,224,301      1,444,689         29,093     78,972,217   116,670,300
6.    Colorado                          CO L        7,540,512         20,359          1,480      6,661,528    14,223,879
7.    Connecticut                       CT L        6,430,266        156,895             89      8,547,319    15,134,570
8.    Delaware                          DE L        3,212,582         52,781                     1,207,212     4,472,574
9.    District of Columbia              DC L          909,152                                    2,889,661     3,798,812
10.   Florida                           FL L       21,146,584      1,353,560         11,369     44,003,789    66,515,303
11.   Georgia                           GA L        9,381,193        155,243          3,035     13,438,841    22,978,312
12.   Hawaii                            HI L        1,455,152                           503      4,538,096     5,993,751
13.   Idaho                             ID L          927,653                           610      4,167,798     5,096,060
14.   Illinois                          IL L       16,138,784        187,428         12,545     28,325,041    44,663,798
15.   Indiana                           IN L        5,077,308         97,569          5,421      8,754,838    13,935,136
16.   Iowa                              IA L        3,108,257        144,326         13,252      8,368,559    11,634,394
17.   Kansas                            KS L        3,944,942        118,766            842      6,563,733    10,628,283
18.   Kentucky                          KY L        3,017,222         68,964          4,039      5,464,873     8,555,098
19.   Louisiana                         LA L        9,414,922         88,314          3,447     11,989,538    21,496,221
20.   Maine                             ME L          499,508        118,485            349      3,423,553     4,041,895
21.   Maryland                          MD L        7,017,457         22,473            265     21,453,104    28,493,299
22.   Massachusetts                     MA L        6,947,524        444,978            230     13,012,659    20,405,390
23.   Michigan                          MI L        8,206,227        464,468          9,529     15,727,635    24,407,859
24.   Minnesota                         MN L       11,292,760        310,525         20,993     14,071,613    25,695,891
25.   Mississippi                       MS L        2,447,780        114,993          1,331      3,185,706     5,749,810
26.   Missouri                          MO L       10,204,482        186,907          4,061     18,856,049    29,251,498
27.   Montana                           MT L          426,796         76,446            972      1,266,665     1,770,878
28.   Nebraska                          NE L        2,270,810         20,406          3,328      5,876,068     8,170,612
29.   Nevada                            NV L        2,890,983                         2,310      5,716,106     8,609,398
30.   New Hampshire                     NH L        1,166,858         43,360                     2,443,246     3,653,465
31.   New Jersey                        NJ L        7,528,457        120,485             77     14,892,029    22,541,049
32.   New Mexico                        NM L        1,906,183                           981      6,662,560     8,569,723
33.   New York                          NY N        2,523,359                           179        289,675     2,813,213
34.   North Carolina                    NC L       17,601,188      1,436,587         13,031     15,507,146    34,557,952
35.   North Dakota                      ND L        1,360,475                         1,474        682,871     2,044,821
36.   Ohio                              OH L       10,667,907        438,436          5,155     18,888,399    29,999,897
37.   Oklahoma                          OK L        4,608,904        227,533          2,820      6,313,422    11,152,678
38.   Oregon                            OR L        2,867,077        161,298          1,814      9,958,411    12,988,600
39.   Pennsylvania                      PA L       13,658,495        704,604            553     23,847,698    38,211,350
40.   Rhode Island                      RI L        2,739,573                           887      1,229,954     3,970,414
41.   South Carolina                    SC L        3,533,701         26,871            782      9,648,746    13,210,100
42.   South Dakota                      SD L        3,113,514         30,689          2,011        791,265     3,937,479
43.   Tennessee                         TN L        4,984,461        575,539          3,422     14,010,739    19,574,161
44.   Texas                             TX L       25,787,079      1,650,879          4,695     42,023,185    69,465,838
45.   Utah                              UT L        1,141,487          6,738            691      3,447,189     4,596,104
46.   Vermont                           VT L        1,152,544                                    2,099,090     3,251,635
47.   Virginia                          VA L        6,943,419        572,828          1,527     20,764,899    28,282,674
48.   Washington                        WA L        6,811,329        937,281          2,916     19,716,640    27,468,167
49.   West Virginia                     WV L        2,024,820         31,773          1,336      2,993,318     5,051,247
50.   Wisconsin                         WI L        7,326,461        199,605         71,184     23,657,720    31,254,970
51.   Wyoming                           WY L          928,505                           407        921,101     1,850,013
52.   American Samoa                    AS N                                                                           0
53.   Guam                              GU N            2,642                                                      2,642
54.   Puerto Rico                       PR L           59,392                                        1,240        60,632
55.   US Virgin Islands                 VI L            1,711                                       46,000        47,711
56.   Northern Mariana Islands          MP N                                                                           0
57.   Canada                            CN N            1,734                                                      1,734
58.   Aggregate Other Alien             OT XXX      1,066,525              0            155         14,100     1,080,779          0
                                           ------ -----------     ----------        -------    ----------- -------------        ---
59.   Subtotal                             (a)52  322,780,535     13,079,989        252,182    604,564,616   940,677,322          0
90.   Reporting entity contributions
      for employee benefit plans           XXX                                                                                    0
91.   Dividends or refunds applied to
      purchase paid-up additions and
      annuities                            XXX            717            341                                       1,058
92.   Dividends or refunds applied to
      shorten endowment or premium
      paying period                        XXX                                                                         0
93.   Premium or annuity considerations
      waived under disability or other
      contract provisions                  XXX        225,299                                                    225,299
94.   Aggregate other amounts not
      allocable by State                   XXX              0              0              0              0             0          0
                                           ------ -----------     ----------        -------    ----------- -------------        ---
95.   Totals (Direct Business)             XXX    323,006,552     13,080,329        252,182    604,564,616   940,903,679          0
96.   Plus Reinsurance Assumed             XXX     33,689,439     17,255,478                    38,281,138    89,226,055
                                           ------ -----------     ----------        -------    ----------- -------------        ---
97.   Totals (All Business)                XXX    356,695,990     30,335,808        252,182    642,845,754 1,030,129,733          0
98.   Less Reinsurance Ceded               XXX    158,252,852                                   20,922,867   179,175,719
                                           ------ -----------     ----------        -------    ----------- -------------        ---
99.   Totals (All Business) less
      Reinsurance Ceded                    XXX    198,443,138     30,335,808        252,182    621,922,887   850,954,015          0
                                           ====== ===========     ==========        =======    =========== =============        ===

                                                       DETAILS OF WRITE-INS

5801. Other Foreign                        XXX      1,066,525                           155         14,100     1,080,779
5802.                                      XXX                                                                         0
5803.                                      XXX                                                                         0
5898. Summary of remaining write-ins
      for line 58 from overflow page       XXX              0              0              0              0             0          0
5899. Total (Lines 5801 thru 5803 plus
      5898) (Line 58 above)                XXX      1,066,525              0            155         14,100     1,080,779          0
                                           ------ -----------     ----------        -------    ----------- -------------        ---
9401.                                      XXX                                                                         0
9402.                                      XXX                                                                         0
9403.                                      XXX                                                                         0
9498. Summary of remaining write-ins
      for line 94 from overflow page       XXX              0              0              0              0             0          0
9499. Total (Lines 9401 thru 9403 plus
      9498) (Line 94 above)                XXX              0              0              0              0             0          0
                                           ------ -----------     ----------        -------    ----------- -------------        ---

(a)  Insert the number of L responses except for Canada and Other Alien.


                                       Q11

     SCHEDULE Y - INFORMATION CONCERNING ACTIVITIES OF INSURER MEMBERS OF A
                              HOLDING COMPANY GROUP

                          PART 1 - ORGANIZATIONAL CHART

                                      NONE


                                       Q12

Statement as of March 31, 2009 of the HARTFORD LIFE AND ANNUITY INSURANCE
COMPANY

               SUPPLEMENTAL EXHIBITS AND SCHEDULES INTERROGATORIES

The following supplemental reports are required to be filed as part of your statement filing. However, in the event that your company does not transact the type of business for which the special report must be filed, your response of NO to the specific interrogatory will be accepted in lieu of filing a "NONE" report and a bar code will be printed below. If the supplement is required of your company but is not being filed for whatever reason, enter SEE EXPLANATION and provide an explanation following the interrogatory questions.

                                                                        RESPONSE
1.   Will the Trusteed Surplus Statement be filed with the state of
     domicile and the NAIC with this statement?                            NO

2.   Will the Medicare Part D Coverage Supplement be filed with the
     state of domicile and the NAIC with this statement?                   NO

3. Will the Reasonableness of Assumptions Certification required by Actuarial Guideline XXXV be filed with the state of domicile and
     electronically with the NAIC?                                         NO

4.   Will the Reasonableness and Consistency of Assumptions
     Certification required by Actuarial Guideline XXXV be filed with
     the state of domicile and electronically with the NAIC?               NO

5. Will the Reasonableness of Assumptions Certification for Implied Guaranteed Rate Method required by Actuarial Guideline XXXVI be filed with the state of domicile and electronically with the
     NAIC?                                                                 NO

6.   Will the Reasonableness and Consistency of Assumptions
     Certification required by Actuarial Guideline XXXVI (Updated
     Average Market Value) be filed with the state of domicile and
     electronically with the NAIC?                                         NO

7.   Will the Reasonableness and Consistency of Assumptions
     Certification required by Actuarial Guideline XXXVI (Updated
     Market Value) be filed with the state of domicile and
     electronically with the NAIC?                                         NO

EXPLANATIONS:

1.
2.
3.
4.
5.
6.
7.

BAR CODE:

[BAR CODE]
*71153200949000001*

[BAR CODE]
*71153200936500001*

[BAR CODE]
*71153200944500001*

[BAR CODE]
*71153200944600001*

[BAR CODE]
*71153200944700001*

[BAR CODE]
*71153200944800001*

[BAR CODE]
*71153200944900001*


                                       Q13

                           OVERFLOW PAGE FOR WRITE-INS

ADDITIONAL WRITE-INS FOR ASSETS:

                                                             CURRENT STATEMENT DATE
                                                   ----------------------------------------
                                                                                   3                4
                                                                    2         NET ADMITTED     DECEMBER 31,
                                                       1        NONADMITTED       ASSETS       PRIOR YEAR NET
                                                    ASSETS         ASSETS     (COLS. 1 - 2)   ADMITTED ASSETS
                                                   ----------------------------------------------------------
2304. Interest Maintenance Reserve                 24,862,709    24,862,709         0
2397. Summary of remaining write-ins for Line 23   24,862,709    24,862,709         0                0

ADDITIONAL WRITE-INS FOR LIABILITIES:

                                                         1               2
                                                      CURRENT       DECEMBER 31
                                                   STATEMENT DATE    PRIOR YEAR
                                                   --------------   -----------
2504. Interest On Policy Or Contract Funds
      Due Or Accrued                                    341,173         317,613
2505. Miscellaneous Liabilities                      41,646,426      34,326,052
2597. Summary of remaining write-ins for Line 25     41,987,599      34,643,665


                                       Q14

                            SCHEDULE A - VERIFICATION
                                   Real Estate

                                                                                                          2
                                                                                          1       PRIOR YEAR ENDED
                                                                                    YEAR TO DATE     DECEMBER 31
                                                                                    ------------  ----------------
1.   Book/adjusted carrying value, December 31 of prior year                         27,284,717      27,569,379
2.   Cost of acquired:
     2.1 Actual cost at time of acquisition
     2.2 Additional investment made after acquisition
3.   Current year change in encumbrances                                              1,242,375         675,624
4.   Total gain (loss) on disposals
5.   Deduct amounts received on disposals
6.   Total foreign exchange change in book/adjusted carrying value
7.   Deduct current year's other than temporary impairment recognized
8.   Deduct current year's depreciation                                                 287,213         960,286
                                                                                     ----------      ----------
9.   Book/adjusted carrying value at end of current period (Lines 1+2+3+4-5+6-7-8)   28,239,879      27,284,717
10.  Deduct total nonadmitted amounts
                                                                                     ----------      ----------
11.  Statement value at end of current period (Line 9 minus Line 10)                 28,239,879      27,284,717

                            SCHEDULE B - VERIFICATION
                                 Mortgage Loans

                                                                                                          2
                                                                                          1       PRIOR YEAR ENDED
                                                                                    YEAR TO DATE     DECEMBER 31
                                                                                    ------------  ----------------
1.   Book value/recorded investment excluding accrued interest, December 31 of
        prior year                                                                   611,371,431     350,528,540
2.   Cost of acquired:
     2.1 Actual cost at time of acquisition                                                          274,862,000
     2.2 Additional investment made after acquisition                                     69,905       3,844,286
3.   Capitalized deferred interest and other
4.   Accrual of discount                                                                  24,498          94,401
5.   Unrealized valuation increase (decrease)
6.   Total gain (loss) on disposals                                                                     (732,521)
7.   Deduct amounts received on disposals                                              3,423,779      17,014,335
8.   Deduct amortization of premium and mortgage interest points and commitment
        fees                                                                               7,945         210,940
9.   Total foreign exchange change in book value/recorded investment excluding accrued interest
10.  Deduct current year's other than temporary impairment recognized
                                                                                     -----------     -----------
11.  Book value/recorded investment excluding accrued interest at end of current
        period (Lines 1+2+3+4+5+6-7-8+9-10)                                          608,034,111     611,371,431
                                                                                     -----------     -----------
12.  Total valuation allowance
                                                                                     -----------     -----------
13.  Subtotal (Line 11 plus Line 12)                                                 608,034,111     611,371,431
                                                                                     -----------     -----------
14.  Deduct total nonadmitted amounts
                                                                                     -----------     -----------
15.  Statement value at end of current period (Line 13 minus Line 14)                608,034,111     611,371,431

                           SCHEDULE BA - VERIFICATION
                         Other Long-Term Invested Assets

                                                                                                          2
                                                                                          1       PRIOR YEAR ENDED
                                                                                    YEAR TO DATE     DECEMBER 31
                                                                                    ------------  ----------------
1.   Book/adjusted carrying value, December 31 of prior year                          10,488,653       9,672,081
2.   Cost of acquired:
     2.1 Actual cost at time of acquisition                                                              331,740
     2.2 Additional investment made after acquisition                                    438,130       1,764,788
3.   Capitalized deferred interest and other
4.   Accrual of discount
5.   Unrealized valuation increase (decrease)                                           (368,890)     (1,159,686)
6.   Total gain (loss) on disposals
7.   Deduct amounts received on disposals                                                                116,431
8.   Deduct amortization of premium and depreciation                                       7,860           3,839
9.   Total foreign exchange change in book/adjusted carrying value
10.  Deduct current year's other than temporary impairment recognized
                                                                                      ----------      ----------
11.  Book/adjusted carrying value at end of current period
        (Lines 1+2+3+4+5+6-7-8+9-10)                                                  10,550,032      10,488,653
12.  Deduct total nonadmitted amounts
                                                                                      ----------      ----------
13.  Statement value at end of current period (Line 11 minus Line 12)                 10,550,032      10,488,653

                            SCHEDULE D - VERIFICATION
                                Bonds and Stocks

                                                                                                          2
                                                                                          1        PRIOR YEAR ENDED
                                                                                     YEAR TO DATE     DECEMBER 31
                                                                                    -------------  ----------------

1.   Book/adjusted carrying value of bonds and stocks, December 31 of prior year    8,638,565,584    5,922,188,539
2.   Cost of bonds and stocks acquired                                              5,541,857,383    3,726,650,976
3.   Accrual of discount                                                                1,563,195        6,643,753
4.   Unrealized valuation increase (decrease)                                         (21,408,866)      (5,318,621)
5.   Total gain (loss) on disposals                                                    16,439,364      (22,480,831)
6.   Deduct consideration for bonds and stocks disposed of                          5,321,093,242      818,493,426
7.   Deduct amortization of premium                                                    14,754,022       53,000,251
8.   Total foreign exchange change in book/adjusted carrying value                    (37,604,288)      (4,294,729)
9.   Deduct current year's other than temporary impairment recognized                  18,053,155      113,329,825
                                                                                    -------------    -------------
10.  Book/adjusted carrying value at end of current period
        (Lines 1+2+3+4+5-6-7+8-9)                                                   8,785,511,952    8,638,565,584
11.  Deduct total nonadmitted amounts
                                                                                    -------------    -------------
12.  Statement value at end of current period (Line 10 minus Line 11)               8,785,511,952    8,638,565,584

                                      QSI01

SCHEDULE D - PART 1B

Showing the Acquisitions, Dispositions and Non-Trading Activity During the Current Quarter for all Bonds and Preferred Stock by Rating Class

                                                                                                              7
                                                                                                            BOOK/
                                                                     4             5             6        ADJUSTED        8
                        1              2               3        NON-TRADING  BOOK/ADJUSTED  BOOK/ADJUSTED CARRYING  BOOK/ADJUSTED
                  BOOK/ADJUSTED   ACQUISITIONS   DISPOSITIONS     ACTIVITY      CARRYING      CARRYING    VALUE END CARRYING VALUE
                  CARRYING VALUE     DURING          DURING        DURING       VALUE END     VALUE END      OF      DECEMBER 31
                   BEGINNING OF      CURRENT        CURRENT        CURRENT         OF        OF SECOND     THIRD        PRIOR
                 CURRENT QUARTER     QUARTER        QUARTER       QUARTER    FIRST QUARTER     QUARTER     QUARTER       YEAR
                 --------------- -------------- -------------- ------------- -------------- ------------- --------- --------------
    BONDS
1.  Class 1 (a)    8,749,832,390 11,590,111,997 10,905,619,074    11,225,170  9,445,550,483                          8,749,832,390
2.  Class 2 (a)    1,625,330,953    227,494,396     11,406,412  (23,041,599)  1,818,377,338                          1,625,330,953
3.  Class 3 (a)      134,681,924                    40,020,596    75,617,978    170,279,306                            134,681,924
4.  Class 4 (a)           63,173                       408,775    33,670,487     33,324,885                                 63,173
5.  Class 5 (a)       27,026,883          6,937         51,236    (8,448,765)    18,533,819                             27,026,883
6.  Class 6 (a)        1,457,742                                     309,222      1,766,964                              1,457,742
                  -------------- -------------- --------------    ---------- --------------     ---         ---     --------------
7.  Total Bonds   10,538,393,066 11,817,613,330 10,957,506,093    89,332,493 11,487,832,795       0           0     10,538,393,066
                  ============== ============== ==============    ========== ==============     ===         ===     ==============
    PREFERRED
       STOCK
8.  Class 1          149,493,229                                 (89,563,677)    59,929,552                            149,493,229
9.  Class 2           82,334,324                                 (73,753,218)     8,581,106                             82,334,324
10. Class 3           23,181,702                                 (23,181,702)                                           23,181,702
11. Class 4                                                        4,655,000      4,655,000
12. Class 5              352,714         10,584                                     363,298                                352,714
13. Class 6
                  -------------- -------------- --------------    ---------- --------------     ---         ---     --------------
14. Total
       Preferred
       Stock         255,361,969         10,584              0  (181,843,597)    73,528,956       0           0        255,361,969
                  -------------- -------------- --------------    ---------- --------------     ---         ---     --------------
15. Total Bonds
        and
       Preferred
       Stock      10,793,755,035 11,817,623,914 10,957,506,093   (92,511,104)11,561,361,751       0           0     10,793,755,035
                  ============== ============== ==============    ========== ==============     ===         ===     ==============


(a) Book/Adjusted Carrying Value column for the end of the current reporting period includes the following amount of non-rated short-term and cash equivalent bonds by NAIC designation: NAIC 1 $10,718,546; NAIC 2 $0; NAIC 3 $0; NAIC 4 $0; NAIC 5 $0; NAIC 6 $0.

                                      QSI02

                              SCHEDULE DA - PART 1

                             Short-Term Investments

                       1                       3                4                     5
                 BOOK/ADJUSTED     2        ACTUAL     INTEREST COLLECTED PAID FOR ACCRUED INTEREST
                CARRYING VALUE PAR VALUE     COST         YEAR TO DATE           YEAR TO DATE
                -------------- --------- ------------- ------------------ -------------------------
9199999. Totals  2,787,210,524    XXX    2,787,173,955       4,587,757

                           SCHEDULE DA - VERIFICATION

                             Short-Term Investments

                                                                                                           2
                                                                                            1       PRIOR YEAR ENDED
                                                                                      YEAR TO DATE     DECEMBER 31
                                                                                     -------------  ----------------
1.  Book/adjusted carrying value, December 31 of prior year                          2,166,709,611      476,504,914
2.  Cost of short-term investments acquired                                          6,275,785,714    9,367,885,094
3.  Accrual of discount                                                                    239,159        1,335,722
4.  Unrealized valuation increase (decrease)
5.  Total gain (loss) on disposals                                                       3,446,481               (0)
6.  Deduct consideration received on disposals                                       5,656,300,695    7,681,603,848
7.  Deduct amortization of premium                                                          42,688           39,330
8.  Total foreign exchange change in book/adjusted carrying value                       (2,627,059)       2,627,059
9.  Deduct current year's other than temporary impairment recognized
                                                                                     -------------    -------------
10. Book/adjusted carrying value at end of current period (Lines 1+2+3+4+5-6-7+8-9)  2,787,210,524    2,166,709,611
11. Deduct total nonadmitted amounts
                                                                                     -------------    -------------
12. Statement value at end of current period (Line 10 minus Line 11)                 2,787,210,524    2,166,709,611


                                      QSI03

                            SCH. DB-PART F-SECTION 1
                                      NONE

                            SCH. DB-PART F-SECTION 2
                                      NONE


                                  QSI04, QSI05

                            SCHEDULE E- VERIFICATION

                                Cash Equivalents

                                                                                                          2
                                                                                          1        PRIOR YEAR ENDED
                                                                                     YEAR TO DATE     DECEMBER 31
                                                                                     ------------  ----------------
1.  Book/adjusted carrying value, December 31 of prior year                           11,673,000      17,419,000
2.  Cost of cash equivalents acquired
3.  Accrual of discount
4.  Unrealized valuation increase (decrease)
5.  Total gain (loss) on disposals
6.  Deduct consideration received on disposals                                         9,898,000       5,746,000
7.  Deduct amortization of premium
8.  Total foreign exchange change in book/ adjusted carrying value
9.  Deduct current year's other than temporary impairment recognized
                                                                                       ---------      ----------
10. Book/adjusted carrying value at end of current period (Lines 1+2+3+4+5-6-7+8-9)    1,775,000      11,673,000
11. Deduct total nonadmitted amounts
                                                                                       ---------      ----------
12. Statement value at end of current period (Line 10 minus Line 11)                   1,775,000      11,673,000


                                      QSI06

                               SCHEDULE A - PART 2

 Showing All Real Estate ACQUIRED and Additions Made During the Current Quarter

                           LOCATION
                         -----------                                                                                    9
                                                                    6                              8                ADDITIONAL
                                          4                     ACTUAL COST      7         BOOK/ADJUSTED CARRYING   INVESTMENT
          1                1     3      DATE         5           AT TIME OF    AMOUNT OF         VALUE LESS         MADE AFTER
DESCRIPTION OF PROPERTY  CITY  STATE  ACQUIRED  NAME OF VENDOR  ACQUISITION  ENCUMBRANCES       ENCUMBRANCES       ACQUISITION
------------------------------------------------------------------------------------------------------------------------------


                                      NONE

                               SCHEDULE A - PART 3

 Showing All Real Estate Disposed During the Quarter, Including Payments During
                    the Final Year On "Sales Under Contract"


                                                                                     7
                                                                                EXPENDED FOR
                                                                                 ADDITIONS,         8
                                                                                 PERMANENT     BOOK/ADJUSTED
                           LOCATION                                             IMPROVEMENTS  CARRYING VALUE
                         -----------     4                                      AND CHANGES        LESS
          1                2     3    DISPOSAL          5               6            IN        ENCUMBRANCES
DESCRIPTION OF PROPERTY  CITY  STATE    DATE    NAME OF PURCHASER  ACTUAL COST  ENCUMBRANCES    PRIOR YEAR
------------------------------------------------------------------------------------------------------------

                             CHANGE IN BOOK/ADJUSTED CARRYING VALUE LESS ENCUMBRANCES
                         ----------------------------------------------------------------
                                           10
                                        CURRENT                                    13            14
                                         YEAR'S        11             12          TOTAL    BOOK/ADJUSTED
                              9        OTHER THAN    CURRENT         TOTAL       FOREIGN      CARRYING
                           CURRENT     TEMPORARY      YEAR'S       CHANGE IN     EXCHANGE    VALUE LESS
          1                 YEAR'S     IMPAIRMENT   CHANGE IN      B./A.C.V.    CHANGE IN   ENCUMBRANCES
DESCRIPTION OF PROPERTY  DEPRECIATION  RECOGNIZED  ENCUMBRANCES  (11 - 9 - 10)  B./A.C.V.   ON DISPOSAL
--------------------------------------------------------------------------------------------------------




                                                                                   19          20
                                          16                                  GROSS INCOME   TAXES,
                             15         FOREIGN        17           18           EARNED     REPAIRS,
                           AMOUNTS     EXCHANGE     REALIZED       TOTAL     LESS INTEREST    AND
          1               RECEIVED    GAIN (LOSS)  GAIN (LOSS)  GAIN (LOSS)   INCURRED ON   EXPENSES
DESCRIPTION OF PROPERTY  DURING YEAR  ON DISPOSAL  ON DISPOSAL  ON DISPOSAL   ENCUMBRANCES  INCURRED
----------------------------------------------------------------------------------------------------


                                      NONE


                                      QE01

                               SCHEDULE B - PART 2

         Showing all Mortgage Loans ACQUIRED During the Current Quarter

                            LOCATION
            ----------------------------------------
                                                                                   7           8
                                                                                 ACTUAL    ADDITIONAL     9
                                                       4      5          6        COST     INVESTMENT  VALUE OF
     1                      2                    3   LOAN    DATE     RATE OF  AT TIME OF  MADE AFTER  LAND AND
LOAN NUMBER                CITY                STATE TYPE  ACQUIRED  INTEREST ACQUISITION ACQUISITION BUILDINGS
---------------------------------------------------------------------------------------------------------------
MORTGAGES IN GOOD STANDING
COMMERCIAL MORTGAGES - ALL OTHER
BHM033XZ5   OXNARD                             CA         03/13/2009   5.890                 69,904    104,857
0599999.    Total - Mortgages in Good Standing
            - Commercial Mortgages - All Other                XXX        XXX       0         69,904    104,857
0899999.    Total - Mortgages in Good Standing                XXX        XXX       0         69,904    104,857
3399999.    Total Mortgages                                   XXX        XXX       0         69,904    104,857

                                             SCHEDULE B - PART 3

  Showing all Mortgage Loans DISPOSED, Transferred or Repaid During the Current
                                     Quarter

                 LOCATION
            ------------------
                                                               7
                                                             BOOK
                                                            VALUE/
                                                           RECORDED
                                                          INVESTMENT
                                                           EXCLUDING
                                 4       5         6        ACCRUED
     1            2        3   LOAN    DATE     DISPOSAL   INTEREST
LOAN NUMBER     CITY     STATE TYPE  ACQUIRED     DATE    PRIOR YEAR
--------------------------------------------------------------------
MORTGAGES
CLOSED
BY
REPAYMENT
BHM04X7M6   SILICON
            VALLEY       CA         10/01/2008 01/01/2009     10,664
0199999.
Total -
Mortgages
Closed
by
Repayment                                                     10,664

MORTGAGES
WITH
PARTIAL
REPAYMENTS

B0A0AAVL4   VARIOUS      US         04/01/2001 03/01/2009  1,020,585
BHM01G8F0   CARY         NC         12/22/2005 03/01/2009     24,547
BHM01JS13   FRESNO       CA         04/17/2006 01/01/2009     17,260
BHM01LDV8   BALTIMORE    MD         04/28/2006 03/01/2009     78,155
BHM01WKR5   PITTSBURGH   PA         09/22/2006 03/01/2009     37,727
BHM01Y6L0   CUMMING      GA         10/05/2006 03/01/2009     10,584
BHM029188   SCOTTS BLUFF NE         03/02/2007 01/01/2009      8,499
BHM02RH99   TULARE       CA         08/30/2007 03/01/2009     31,611
BHM02VHG4   HUMBOLDT     IA         09/28/2007 01/01/2009      8,021
BHM02X6H0   WRIGHT       IA         11/01/2007 01/01/2009    100,000
BHM031119   FRESNO       CA         12/21/2007 01/01/2009     90,000
BHM032091   NEW YORK     NY         01/30/2008 01/01/2009     17,338
BHM0320Y6   WEBSTER      IA         01/15/2008 01/01/2009     26,000
BHM037E20   BUENA VISTA  IA         02/29/2008 01/01/2009     53,000
BHM037E38   WRIGHT       IA         02/20/2008 01/01/2009     28,250
BHM038DB9   VARIOUS      IA         03/04/2008 01/01/2009     76,500
BHM038DD5   FAYETTE      IA         03/28/2008 01/01/2009     81,000
BHM039NF7   GRAY         KS         05/05/2008 03/01/2009    178,199
BHM03BMW6   TULARE       CA         06/30/2008 01/01/2009  1,020,000
BHM03L0T5   STANISLAUS   CA         07/25/2008 03/01/2009     32,282
BHM03S0C7   DALLAS       TX         07/25/2008 03/01/2009     30,167
BHM03TLB4   VARIOUS      MU         07/01/2008 03/01/2009    142,475
BHM03Z7Q3   ROCKVILLE    MD         10/29/2008 03/01/2009     16,826
BHM04QLL7   CHAVES       NM         10/17/2008 03/01/2009     50,616
BHM04X7M6   SILICON
            VALLEY       CA         10/01/2008 03/01/2009     85,813
0299999.
                                                          ----------
Total -
Mortgages
With
Partial
Repayments                                                3,265,4550
                                                          ----------
MORTGAGES
DISPOSED
BHM02CK31   VARIOUS      US         04/03/2007 02/04/2009     50,924
BHM02CK49   VARIOUS      US         04/03/2007 02/04/2009     73,907

                             CHANGE IN BOOK VALUE/RECORDED INVESTMENT
            ------------------------------------------------------------------------


                                           10
                                        CURRENT                               13
                8            9           YEAR'S        11         12         TOTAL
            UNREALIZED     CURRENT     OTHER THAN CAPITALIZED    TOTAL      FOREIGN
             VALUATION      YEAR'S      TEMPORARY   DEFERRED   CHANGE IN   EXCHANGE
     1       INCREASE  (AMORTIZATION)/ IMPAIRMENT   INTEREST   BOOK VALUE  CHANGE IN
LOAN NUMBER (DECREASE)    ACCRETION    RECOGNIZED  AND OTHER  (8+9-10+11) BOOK VALUE
------------------------------------------------------------------------------------
MORTGAGES
CLOSED
BY
REPAYMENT
BHM04X7M6
                                                                     0
0199999.
Total -
Mortgages
Closed
by
Repayment       0              0            0        0               0           0

MORTGAGES
WITH
PARTIAL
REPAYMENTS

B0A0AAVL4                 (1,251)                               (1,251)
BHM01G8F0                                                            0
BHM01JS13                                                            0
BHM01LDV8                                                            0
BHM01WKR5                                                            0
BHM01Y6L0                                                            0
BHM029188                                                            0
BHM02RH99                                                            0
BHM02VHG4                                                            0
BHM02X6H0                                                            0
BHM031119                                                            0
BHM032091                                                            0
BHM0320Y6                                                            0
BHM037E20                                                            0
BHM037E38                                                            0
BHM038DB9                                                            0
BHM038DD5                                                            0
BHM039NF7                                                            0
BHM03BMW6                                                            0
BHM03L0T5                                                            0
BHM03S0C7                                                            0
BHM03TLB4                                                            0
BHM03Z7Q3                                                            0
BHM04QLL7                                                            0
BHM04X7M6                                                            0
              ---         ------          ---      ---          ------         ---
0299999.
Total -
Mortgages
With
Partial
Repayments      0         (1,251)           0        0          (1,251)          0
              ===         ======          ===      ===          ======         ===
MORTGAGES
DISPOSED
BHM02CK31                                                            0
BHM02CK49                                                            0





                   14
              BOOK VALUE/
                RECORDED                        16
               INVESTMENT                    FOREIGN        17          18
              EXCLUDING                      EXCHANGE    REALIZED     TOTAL
     1      ACCRUED INTEREST       15      GAIN (LOSS) GAIN (LOSS) GAIN (LOSS)
LOAN NUMBER  ON DISPOSAL     CONSIDERATION ON DISPOSAL ON DISPOSAL ON DISPOSAL
------------------------------------------------------------------------------
MORTGAGES
CLOSED
BY
REPAYMENT
BHM04X7M6        10,664          10,664                               0
                 ------          ------     ---         ---         ---
0199999.
Total -
Mortgages
Closed
by
Repayment        10,664          10,664       0           0           0
                 ======          ======     ===         ===         ===

MORTGAGES
WITH
PARTIAL
REPAYMENTS

B0A0AAVL4     1,019,334       1,019,334                               0
BHM01G8F0        24,547          24,547                               0
BHM01JS13        17,260          17,260                               0
BHM01LDV8        78,155          78,155                               0
BHM01WKR5        37,727          37,727                               0
BHM01Y6L0        10,584          10,584                               0
BHM029188         8,499           8,499                               0
BHM02RH99        31,611          31,611                               0
BHM02VHG4         8,021           8,021                               0
BHM02X6H0       100,000         100,000                               0
BHM031119        90,000          90,000                               0
BHM032091        17,338          17,338                               0
BHM0320Y6        26,000          26,000                               0
BHM037E20        53,000          53,000                               0
BHM037E38        28,250          28,250                               0
BHM038DB9        76,500          76,500                               0
BHM038DD5        81,000          81,000                               0
BHM039NF7       178,199         178,199                               0
BHM03BMW6     1,020,000       1,020,000                               0
BHM03L0T5        32,282          32,282                               0
BHM03S0C7        30,167          30,167                               0
BHM03TLB4       142,475         142,475                               0
BHM03Z7Q3        16,826          16,826                               0
BHM04QLL7        50,616          50,616                               0
BHM04X7M6        85,813          85,813                               0
              ---------       ---------     ---         ---         ---
0299999.
Total -
Mortgages
With
Partial
Repayments    3,264,204       3,264,204       0           0           0
              =========       =========     ===         ===         ===
MORTGAGES
DISPOSED
BHM02CK31        50,924          50,924                               0
BHM02CK49        73,907          73,907                               0

                               SCHEDULE B - PART 3

  Showing all Mortgage Loans DISPOSED, Transferred or Repaid During the Current
                                     Quarter

                 LOCATION
            ------------------
                                                               7
                                                             BOOK
                                                            VALUE/
                                                           RECORDED
                                                          INVESTMENT
                                                           EXCLUDING
                                 4       5         6        ACCRUED
     1            2        3   LOAN    DATE     DISPOSAL   INTEREST
LOAN NUMBER     CITY     STATE TYPE  ACQUIRED     DATE    PRIOR YEAR
--------------------------------------------------------------------
BHM02CK56   VARIOUS      US         04/03/2007 02/04/2009     24,079
0399999.
Total -
Mortgages
Disposed                                                     148,910
                                                           ---------
0599999.
Total
Mortgages                                                  3,425,030
                                                           =========

                             CHANGE IN BOOK VALUE/RECORDED INVESTMENT
            ------------------------------------------------------------------------


                                           10
                                        CURRENT                               13
                8            9           YEAR'S        11         12         TOTAL
            UNREALIZED     CURRENT     OTHER THAN CAPITALIZED    TOTAL      FOREIGN
             VALUATION      YEAR'S      TEMPORARY   DEFERRED   CHANGE IN   EXCHANGE
     1       INCREASE  (AMORTIZATION)/ IMPAIRMENT   INTEREST   BOOK VALUE  CHANGE IN
LOAN NUMBER (DECREASE)    ACCRETION    RECOGNIZED  AND OTHER  (8+9-10+11) BOOK VALUE
------------------------------------------------------------------------------------
BHM02CK56                                                            0
0399999.
Total -
Mortgages
Disposed        0              0            0        0               0           0
              ---         ------          ---      ---          ------         ---
0599999.
Total
Mortgages       0         (1,251)           0        0          (1,251)          0
              ===         ======          ===      ===          ======         ===




                   14
              BOOK VALUE/
                RECORDED                        16
               INVESTMENT                    FOREIGN        17          18
              EXCLUDING                      EXCHANGE    REALIZED     TOTAL
     1      ACCRUED INTEREST       15      GAIN (LOSS) GAIN (LOSS) GAIN (LOSS)
LOAN NUMBER  ON DISPOSAL     CONSIDERATION ON DISPOSAL ON DISPOSAL ON DISPOSAL
------------------------------------------------------------------------------
BHM02CK56        24,079          24,079                                0
0399999.
Total -
Mortgages
Disposed        148,910         148,910       0           0            0
              ---------       ---------     ---         ---          ---
0599999.
Total
Mortgages     3,423,779       3,423,779       0           0            0
              =========       =========     ===         ===          ===


                                     QE02.1

                              SCHEDULE BA - PART 2

   Showing Other Long-Term Invested Assets ACQUIRED During the Current Quarter

                                                 5
                                              NAME OF
                                  LOCATION     VENDOR    6        7        8
       1              2       ---------------    OR    NAIC     DATE      TYPE
     CUSIP         NAME OR         3      4   GENERAL DESIG- ORIGINALLY   AND
IDENTIFICATION   DESCRIPTION     CITY   STATE PARTNER NATION  ACQUIRED  STRATEGY
-------------- -------------- --------- ----- ------- ------ ---------- --------
JOINT VENTURE OR PARTNERSHIP INTERESTS THAT HAVE UNDERLYING CHARACTERISTICS OF
COMMON STOCKS - UNAFFILIATED
 BHM033  G9 2  BABCOCK &      SYDNEY    US    DIRECT
               BROWN                          WITH
               INFRASTRUCTURE                 ISSUER         01/06/2009
 BHM03J  4Q 2  BROOKSIDE      GREENWICH CT    DIRECT
               MEZZANINE                      WITH
               FUND II                        ISSUER         03/20/2009
 BHM03J  4H 2  BROOKSIDE      GREENWICH CT    DIRECT
               MEZZANINE                      WITH
               PARTNERS II                    ISSUER         03/20/2009
 BHM035  DC 3  KRG CAPITAL    DENVER    CO    DIRECT
               FUND IV LP                     WITH
                                              ISSUER         02/16/2009
1599999. Total - Joint Venture or Partnership Interests That Have
         Underlying Characteristics of Common Stocks - Unaffiliated

3999999. Subtotal - Unaffiliated

4199999. Totals

                                                                           9           10                      12
                                                                         ACTUAL    ADDITIONAL              COMMITMENT     13
       1                                                                COST AT    INVESTMENT      11          FOR    PERCENTAGE
     CUSIP                                                              TIME OF    MADE AFTER   AMOUNT OF  ADDITIONAL     OF
IDENTIFICATION                                                        ACQUISITION ACQUISITION ENCUMBRANCES INVESTMENT  OWNERSHIP
--------------                                                        ----------- ----------- ------------ ---------- ----------
JOINT VENTURE OR PARTNERSHIP INTERESTS THAT HAVE UNDERLYING CHARACTERISTICS OF
COMMON STOCKS - UNAFFILIATED
 BHM033  G9 2

                                                                                       35,269                 850,711
 BHM03J  4Q 2

                                                                                      169,472               1,542,152
 BHM03J  4H 2

                                                                                          307                   3,081
 BHM035  DC 3

                                                                                      233,082               5,305,029
1599999. Total - Joint Venture or Partnership Interests That Have
         Underlying Characteristics of Common Stocks - Unaffiliated             0     438,130            0  7,700,974     XXX
                                                                              ---     -------          ---  ---------
3999999. Subtotal - Unaffiliated                                                0     438,130            0  7,700,974     XXX
                                                                              ---     -------          ---  ---------
4199999. Totals                                                                 0     438,130            0  7,700,974     XXX
                                                                              ===     =======          ===  =========

                              SCHEDULE BA - PART 3

 Showing Other Long-Term Invested Assets DISPOSED, Transferred or Repaid During
                               the Current Quarter

                                                                                      8
                                                                                BOOK/ADJUSTED
                            LOCATION                            6              CARRYING VALUE
       1            2      ----------           5             DATE       7          LESS
     CUSIP       NAME OR     3    4   NAME OF PURCHASER OR ORIGINALLY DISPOSAL  ENCUMBRANCES,
IDENTIFICATION DESCRIPTION CITY STATE  NATURE OF DISPOSAL   ACQUIRED    DATE     PRIOR YEAR
-------------- ----------- ---- ----- -------------------- ---------- -------- --------------

                                  CHANGES IN BOOK/ADJUSTED CARRYING VALUE
               ----------------------------------------------------------------------------
                                 10             11                                    14
                    9      CURRENT YEAR'S CURRENT YEAR'S      12          13        TOTAL
               UNREALIZED  (DEPRECIATION)   OTHER THAN   CAPITALIZED     TOTAL     FOREIGN
       1        VALUATION       OR           TEMPORARY     DEFERRED    CHANGE IN   EXCHANGE
     CUSIP      INCREASE  (AMORTIZATION)/   IMPAIRMENT     INTEREST    B./A.C.V   CHANGE IN
IDENTIFICATION (DECREASE)    ACCRETION      RECOGNIZED    AND OTHER  (9+10-11+12) B./A.C.V.
-------------- ---------- --------------- -------------- ----------- ------------ ---------

                     15
                BOOK/ADJUSTED                   17
               CARRYING VALUE                 FOREIGN        18          19         20
       1            LESS                      EXCHANGE    REALIZED     TOTAL
     CUSIP      ENCUMBRANCES        16      GAIN (LOSS) GAIN (LOSS) GAIN (LOSS) INVESTMENT
IDENTIFICATION   ON DISPOSAL  CONSIDERATION ON DISPOSAL ON DISPOSAL ON DISPOSAL   INCOME
-------------- -------------- ------------- ----------- ----------- ----------- ----------


                                      NONE


                                      QE03

                               SCHEDULE D - PART 3

     Show all Long-Term Bonds and Stock Acquired During the Current Quarter

                                                                                                                            10
                                                                                                                  9         NAIC
                                                                                                               PAID FOR  DESIGNATION
                                                              5             6                                   ACCRUED     OR
       1                              3         4                       NUMBER OF        7                     INTEREST    MARKET
     CUSIP              2                     DATE         NAME OF      SHARES OF     ACTUAL          8          AND      INDICATOR
IDENTIFICATION      DESCRIPTION    FOREIGN  ACQUIRED        VENDOR        STOCK        COST       PAR VALUE    DIVIDENDS    (A)
--------------- ------------------ ------- ---------- ----------------- --------- ------------- ------------- ---------- -----------
BONDS - U.S. GOVERNMENT
36200W   CB 5   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                01/01/2032                            INSURANCE
                                                      COMPANY                           368,213       333,972      1,749       1
36200X   JF 7   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                12/01/2031                            INSURANCE
                                                      COMPANY                           334,820       298,812      1,565       1
36200X   KN 8   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                01/01/2032                            INSURANCE
                                                      COMPANY                           277,872       266,436      1,395       1
36201C   6E 9   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                03/01/2032                            INSURANCE
                                                      COMPANY                           118,687       108,190        567       1
36201H   WX 7   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                06/01/2032                            INSURANCE
                                                      COMPANY                           527,914       511,424      2,678       1
36201M   LH 3   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                08/01/2032                            INSURANCE
                                                      COMPANY                           359,371       332,150      1,739       1
36213D   3C 0   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                02/01/2032                            INSURANCE
                                                      COMPANY                           177,462       171,496        898       1
36213E   AB 2   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                05/01/2032                            INSURANCE
                                                      COMPANY                           168,826       158,522        830       1
36213E   SK 3   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                01/01/2032                            INSURANCE
                                                      COMPANY                           355,050       341,878      1,790       1
36213E   YS 9   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                04/01/2032                            INSURANCE
                                                      COMPANY                           309,291       283,425      1,484       1
36213J   V2 8   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                04/01/2032                            INSURANCE
                                                      COMPANY                           488,024       458,492      2,401       1
36213X   SB 1   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                04/01/2032                            INSURANCE
                                                      COMPANY                           280,562       262,121      1,373       1
36202E   AL 3   GNMA2 30YR                 03/30/2009 HIMCO
                09/01/2034                            OPERATIONAL
                                                      TRANSACTION                     1,211,893     1,213,104      5,863       1
912810   QA 9   TREASURY                   03/31/2009 Various
                BOND
                02/15/2039                                                          155,231,202   156,085,000    196,949       1
912828   JR 2   TREASURY                   02/11/2009 Various
                NOTE
                11/15/2018                                                        1,227,571,875 1,125,000,000  9,540,228       1
912828   JT 8   TREASURY                   03/30/2009 HARTFORD LIFE
                NOTE                                  INSURANCE
                11/30/2013                            COMPANY                         3,482,207     3,500,000     23,077       1
912828   JW 1   TREASURY                   01/30/2009 Various
                NOTE
                12/31/2013                                                          671,402,946   680,000,000    995,511       1
912828   JY 7   TREASURY                   02/19/2009 Various
                NOTE
                01/31/2011                                                          281,432,935   281,633,000     34,787       1
912828   JZ 4   TREASURY                   03/30/2009 Various
                NOTE
                01/31/2014                                                           87,617,612    88,103,000    175,414       1
912828   KC 3   TREASURY                   03/04/2009 Various
                NOTE
                02/15/2012                                                            4,731,132     4,721,000      2,150       1
912828   KD 1   TREASURY                   03/20/2009 RBS GREENWICH
                NOTE                                  CAPITAL MARKETS
                02/15/2019                                                          100,921,875   100,000,000    273,481       1
912828   KF 6   TREASURY                   03/17/2009 Various
                NOTE
                02/28/2014                                                          510,552,384   512,000,000    469,565       1
912828   KJ 8   TREASURY                   03/26/2009 Various
                NOTE
                03/31/2014                                                          255,836,754   255,205,000                  1
                                                                                  ------------- ------------- ----------
0399999.        Total - Bonds -
                U.S. Government                                                   3,303,758,905 3,210,987,022 11,735,493     XXX
                                                                                  ============= ============= ==========
BONDS - U.S. SPECIAL REVENUE AND SPECIAL ASSESSMENT
312963   2E 0   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                01/01/2019                            INSURANCE
                                                      COMPANY                           505,227       506,165      2,039       1
312964   LJ 6   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                02/01/2019                            INSURANCE
                                                      COMPANY                           611,875       612,879      2,469       1
312964   P3 7   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                02/01/2019                            INSURANCE
                                                      COMPANY                           642,691       643,787      2,593       1
312964   TZ 2   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                02/01/2019                            INSURANCE
                                                      COMPANY                           425,758       426,488      1,718       1
312965   RD 0   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                04/01/2019                            INSURANCE
                                                      COMPANY                           294,252       294,960      1,188       1
312966   GP 3   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                04/01/2019                            INSURANCE
                                                      COMPANY                           571,003       572,005      2,304       1
312967   T2 8   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                06/01/2019                            INSURANCE
                                                      COMPANY                           473,704       474,567      1,911       1
312967   TX 0   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                07/01/2019                            INSURANCE
                                                      COMPANY                           277,224       277,714      1,119       1
312967   U4 2   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                06/01/2019                            INSURANCE
                                                      COMPANY                           649,675       650,677      2,621       1
312967   WF 5   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                06/01/2019                            INSURANCE
                                                      COMPANY                           572,299       573,308      2,309       1
312967   YK 2   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                06/01/2019                            INSURANCE
                                                      COMPANY                           142,846       143,091        576       1
312968   A9 1   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                06/01/2019                            INSURANCE
                                                      COMPANY                           188,352       188,616        760       1
312968   BA 7   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                06/01/2019                            INSURANCE
                                                      COMPANY                           436,285       437,041      1,760       1
312968   KE 9   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                07/01/2019                            INSURANCE
                                                      COMPANY                           569,386       570,370      2,297       1
312968   NT 3   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                07/01/2019                            INSURANCE
                                                      COMPANY                           451,686       452,441      1,822       1
31296M   2N 8   FGOLD                      03/30/2009 HARTFORD
                30YR                                  LIFE
                09/01/2033                            INSURANCE
                                                      COMPANY                         3,508,026     3,341,201     16,149       1
3128S4   BJ 5   FHLMC 12M                  03/30/2009 HIMCO
                LIBOR ARM                             OPERATIONAL
                03/01/2036                            TRANSACTION                     3,608,460     3,597,287     15,842       1
3133TH   A5 6   FHLMC_2104                 03/30/2009 HARTFORD
                12/01/2028                            LIFE
                                                      INSURANCE
                                                      COMPANY                        17,314,258    16,955,337     81,951       1
31408X   SR 2   FN 7|1 IY                  03/30/2009 HTFD LIFE
                CMT ARM                               AND ACCIDENT
                01/01/2036                            INS CO                          9,655,507     9,572,848     42,027       1
31406N   JF 2   FN 7/1 1Y                  03/30/2009 HARTFORD
                LIBOR ARM                             LIFE
                04/01/2035                            INSURANCE
                                                      COMPANY                         3,224,006     3,214,538     12,528       1
31402U   TY 8   FNMA 15YR                  03/30/2009 HARTFORD
                09/01/2018                            LIFE
                                                      INSURANCE
                                                      COMPANY                         1,898,630     1,892,391      7,622       1
31403B   3Z 4   FNMA 15YR                  03/30/2009 HARTFORD
                09/01/2018                            LIFE
                                                      INSURANCE
                                                      COMPANY                           866,388       863,571      3,478       1
31408E   G5 5   FNMA 30YR                  03/30/2009 Various
                01/01/2036                                                            2,378,641     2,430,387     10,768       1
31414K   6T 2   FNMA 30YR                  03/30/2009 HIMCO
                01/01/2038                            OPERATIONAL
                                                      TRANSACTION                     1,449,319     1,432,969      7,503       1
31414K   KS 8   FNMA 30YR                  03/30/2009 HIMCO
                01/01/2038                            OPERATIONAL
                                                      TRANSACTION                     1,456,488     1,439,723      7,539       1
31371N   JC 0   FNMA 30YR                  03/30/2009 HIMCO
                10/20 INT                             OPERATIONAL
                FIRST                                 TRANSACTION
                08/01/2037                                                            6,486,716     6,693,156     29,654       1
31412W   H6 6   FNMA 30YR                  03/30/2009 HIMCO
                10/20 INT                             OPERATIONAL
                FIRST                                 TRANSACTION
                07/01/2037                                                            1,550,755     1,600,779      7,092       1
83162C   MA 8   SBAP_02-20B                03/30/2009 HARTFORD
                02/01/2022                            LIFE
                                                      INSURANCE
                                                      COMPANY                         9,347,397     9,235,279     90,511     1FE


                                      QE04

                               SCHEDULE D - PART 3

     Show all Long-Term Bonds and Stock Acquired During the Current Quarter

                                                                                                                            10
                                                                                                                  9         NAIC
                                                                                                               PAID FOR  DESIGNATION
                                                              5             6                                   ACCRUED     OR
       1                              3         4                       NUMBER OF        7                     INTEREST    MARKET
     CUSIP              2                     DATE         NAME OF      SHARES OF     ACTUAL          8          AND      INDICATOR
IDENTIFICATION      DESCRIPTION    FOREIGN  ACQUIRED        VENDOR        STOCK        COST       PAR VALUE    DIVIDENDS    (A)
--------------- ------------------ ------- ---------- ----------------- --------- ------------- ------------- ---------- -----------
83162C   SH 7   SBAP_09-20B                03/30/2009 HARTFORD LIFE
                02/01/2029                            INSURANCE COMPANY               3,798,986     3,750,000     24,296     1FE
3199999.        Total - Bonds -
                U.S. Special
                Revenue & Special
                Assessments                                                          73,355,839    72,843,575    384,447     XXX
BONDS - INDUSTRIAL AND MISCELLANEOUS
002824   AU 4   ABBOTT                     02/26/2009 JP MORGAN
                LABORATORIES                          SECURITIES INC
                04/01/2019                                                           19,557,946     19,643,000               1FE
002824   AV 2   ABBOTT                     02/26/2009 BANC OF AMERICA
                LABORATORIES                          SECURITIES LLC                  4,988,550     5,000,000                1FE
                04/01/2039
010392   FB 9   ALABAMA POWER              02/26/2009 JP MORGAN
                COMPANY 03/01/2039                    SECURITIES INC                  4,990,400     5,000,000                1FE
03523T   AC 2   ANHEUSER-BUSCH             01/07/2009 BARCLAYS CAPITAL
                INBEV WORLDWID                        INC
                01/15/2039                                                            6,648,935     6,666,000                2FE
G0646#   AB 5   ASSOCIATED BRITISH    F    02/06/2009 BANC OF AMERICA
                FOODS PLC                             SECURITIES LLC
                03/05/2014                                                            5,000,000     5,000,000                1Z
05947U   C8 9   BACM_05-1                  02/01/2009 SCHEDULED
                11/01/2042                            ACQUISITION                             0             0                1FE
87203R   AA 0   BAE SYSTEMS ASSET     F    03/15/2009 SCHEDULED
                TRUST 09/15/2013                      ACQUISITION                             0             0                2FE
055451   AH 1   BHP BILLITON          R    03/18/2009 CITIGROUP
                FINANCE (USA) LT                      (Salomon/Smith
                04/01/2019                            Barney)                        19,930,816    19,995,000                1FE
05577@   AG 5   BNSF RAILWAY CO            02/12/2009 JP MORGAN
                2009-A 02/26/2021                     SECURITIES INC                  1,858,160     1,858,160                1FE
05577@   AH 3   BNSF RAILWAY CO            02/12/2009 JP MORGAN
                2009-B 02/26/2021                     SECURITIES INC                  1,788,372     1,788,372                1FE
05577@   AJ 9   BNSF RAILWAY CO            02/12/2009 JP MORGAN
                2009-C 02/26/2021                     SECURITIES INC                    557,723       557,723                1FE
05577@   AK 6   BNSF RAILWAY CO            02/12/2009 JP MORGAN
                2009-D 02/26/2021                     SECURITIES INC                    562,351       562,351                1FE
05577@   AM 2   BNSF RAILWAY CO            02/12/2009 JP MORGAN
                2009-E 02/26/2021                     SECURITIES INC                    233,395       233,395                1FE
05565Q   BH 0   BP CAPITAL MARKETS    F    03/30/2009 HARTFORD LIFE
                PLC 03/10/2015                        INSURANCE COMPANY              14,983,488    15,000,000     32,292     1FE
05565Q   BJ 6   BP CAPITAL MARKETS    F    03/30/2009 Various
                PLC 03/10/2019                                                       24,933,174    25,000,000     39,583     1FE
BHM07S   GD 4   BRAMBLES USA INC      F    03/30/2009 ROYAL BANK OF
                05/07/2016                            SCOTLAND
                                                      FINANCIAL MA                    5,000,000     5,000,000                 2Z
07383F   WD 6   BSCMS_03-PWR2              03/30/2009 HIMCO OPERATIONAL
                05/01/2039                            TRANSACTION                     2,339,496     2,443,128      8,624     1FE
07387B   DY 6   BSCMS_05-PW10              03/30/2009 HIMCO OPERATIONAL
                12/01/2040                            TRANSACTION                     1,680,933     1,770,000      7,514     1FE
BHM07F   J4 9   BUNZL FINANCE PLC          03/05/2009 BANC OF AMERICA
                GUARAN SEN                            SECURITIES LLC
                04/02/2016                                                            5,000,000     5,000,000                 2Z
17305E   DY 8   CCCIT_07-A8                03/30/2009 HARTFORD LIFE
                09/20/2019                            INSURANCE COMPANY               7,412,655     7,450,000     11,692     1FE
15131#   AA 4   CENEX HARVEST              03/30/2009 HARTFORD LIFE
                STATES COOP SR                        INSURANCE COMPANY
                06/19/2013                                                            4,503,858     4,333,333    82,7922
166751   AH 0   CHEVRON CORP               02/26/2009 BARCLAYS CAPITAL
                03/01/2014                            INC                            11,977,920    12,000,000                1FE
166751   AJ 6   CHEVRON CORP               02/26/2009 BARCLAYS CAPITAL
                03/03/2019                            INC                            19,993,800    20,000,000                1FE
17275R   AD 4   CISCO SYSTEMS INC.         02/10/2009 Various
                02/15/2039                                                            9,941,650    10,000,000                1FE
17275R   AE 2   CISCO SYSTEMS INC.         03/30/2009 HARTFORD LIFE
                02/15/2019                            INSURANCE COMPANY               9,977,612    10,000,000     59,125     1FE
186108   BU 9   CLEVELAND ELECTRIC         03/30/2009 HTFD LIFE AND
                ILLUMINATI                            ACCIDENT INS CO
                11/01/2017                                                            5,516,759     5,000,000    163,072     2FE
G1910#   AE 6   COBHAM PLC SENIOR     R    02/20/2009 BANC OF AMERICA
                NOTES SERIE                           SECURITIES LLC
                03/17/2014                                                            5,000,000     5,000,000                 2Z
G1910#   AF 3   COBHAM PLC SENIOR     R    03/30/2009 HARTFORD LIFE
                NOTES SERIE                           INSURANCE COMPANY
                03/17/2016                                                            5,000,000     5,000,000     11,935      2Z
191216   AM 2   COCA-COLA COMPANY          03/03/2009 BANC OF AMERICA
                (THE) 03/15/2019                      SECURITIES LLC                 14,861,550    15,000,000                1FE
20047B   AB 4   COMM_04-LB2A IS            03/30/2009 TRANSFER OF
                03/01/2039                            SECURITY AT BOOK
                                                      VALUE                           1,484,872                   72,276     1FE
202795   HN 3   COMMONWEALTH               03/30/2009 HARTFORD LIFE
                EDISON 08/15/2016                     INSURANCE COMPANY               5,993,430     6,000,000     44,625     2FE
20825C   AR 5   CONOCOPHILLIPS             01/29/2009 BANC OF AMERICA
                02/01/2019                            SECURITIES LLC                  4,966,300     5,000,000                1FE
210518   CF 1   CONSUMERS ENERGY           03/30/2009 HTFD LIFE AND
                CO 03/15/2015                         ACCIDENT INS CO                 5,837,572     6,000,000     12,500     2FE
22541Q   EP 3   CSFB_03-C3 IS              03/30/2009 TRANSFER OF
                05/01/2038                            SECURITY AT BOOK
                                                      VALUE                           2,306,049                   25,282     1FE
22541N   M6 3   CSFB_03-CPN1 IS            03/30/2009 TRANSFER OF
                03/01/2035                            SECURITY AT BOOK
                                                      VALUE                           1,507,192                  122,891     1FE
25179M   AH 6   DEVON ENERGY               03/30/2009 HARTFORD LIFE
                CORPORATION                           INSURANCE COMPANY
                01/15/2019                                                            4,985,148     5,000,000     70,875     2FE
25746U   AJ 8   DOMINION RESOURCES         03/30/2009 HARTFORD LIFE
                INC 06/30/2012                        INSURANCE COMPANY              10,125,342    10,000,000    156,250     2FE
233331   AE 7   DTE ENERGY CO              03/30/2009 HIMCO OPERATIONAL
                06/01/2011                            TRANSACTION                     4,980,033     5,000,000    116,521     2FE
26442C   AC 8   DUKE ENERGY                03/30/2009 HARTFORD LIFE
                CAROLINAS LLC                         INSURANCE COMPANY
                01/15/2018                                                            7,621,503     7,645,000     83,617     1FE
268789   AA 2   E.ON INTERNATIONAL    F    03/30/2009 HARTFORD LIFE
                FINANCE B.                            INSURANCE COMPANY
                04/30/2018                                                           10,956,883    11,000,000    265,833     1FE
268317   AA 2   EDF 01/26/2014        F    01/21/2009 BANC OF AMERICA
                                                      SECURITIES LLC                 14,940,450    15,000,000                1FE
268317   AC 8   ELECTRICITE DE        F    01/21/2009 BANC OF AMERICA
                FRANCE 01/26/2039                     SECURITIES LLC                  9,855,100    10,000,000                1FE
G2978#   AB 9   ELECTRICITY SUPPLY    F    03/30/2009 HIMCO OPERATIONAL
                BOARD SERI                            TRANSACTION
                12/15/2013                                                            9,773,919    10,000,000    147,000       1
532457   BC 1   ELI LILLY AND              03/03/2009 CREDIT SUISSE
                COMPANY 11/15/2037                    FIRST BOSTON                    2,970,570     3,000,000                1FE
291011   AY 0   EMERSON ELECTRIC           01/15/2009 JP MORGAN
                CO 10/15/2019                         SECURITIES INC                  7,471,425     7,500,000                1FE
292562   A* 6   ENCORE WIRE LTD            03/30/2009 HARTFORD LIFE
                SRNT SER 2004                         INSURANCE COMPANY
                08/27/2011                                                           15,000,000    15,000,000     72,463       2
35177P   AK 3   FRANCE TELECOM        F    03/30/2009 HIMCO OPERATIONAL
                03/01/2011                            TRANSACTION                     2,427,795     2,500,000     15,608     1FE
36804P   AG 1   GATX FINANCIAL             03/30/2009 HIMCO OPERATIONAL
                CORP 04/15/2010                       TRANSACTION                     3,814,762     4,000,000     93,958     2FE
373334   JN 2   GEORGIA POWER              02/04/2009 WACHOVIA
                COMPANY 02/01/2039                    SECURITIES INC                  4,981,400     5,000,000                1FE
36228C   SG 9   GSMS_04-C1                 03/30/2009 HIMCO OPERATIONAL
                10/01/2028                            TRANSACTION                     2,102,338     2,213,734      7,702     1FE


                                     QE04.1

                               SCHEDULE D - PART 3
     Show all Long-Term Bonds and Stock Acquired During the Current Quarter

                                                                                                                            10
                                                                                                                  9         NAIC
                                                                                                               PAID FOR  DESIGNATION
                                                                            6                                   ACCRUED     OR
      1                                        4             5          NUMBER OF        7                     INTEREST    MARKET
    CUSIP           2                3        DATE        NAME OF       SHARES OF     ACTUAL          8          AND      INDICATOR
IDENTIFICATION  DESCRIPTION        FOREIGN  ACQUIRED       VENDOR         STOCK        COST       PAR VALUE    DIVIDENDS     (a)
--------------- ------------------ ------- ---------- ----------------- --------- ------------- ------------- ---------- -----------
452308   AG 4   ILLINOIS TOOL              03/23/2009 BANC OF AMERICA
                WORKS INC.                            SECURITIES LLC
                04/01/2019                                                           10,998,240    11,000,000                1FE
46051M   AA 0   INTERNATIONAL              03/30/2009 HIMCO
                TRANSMISSION                          OPERATIONAL
                07/15/2013                            TRANSACTION                     5,492,881     6,000,000     55,625     1FE
478115   AA 6   JOHNS HOPKINS              03/19/2009 JP MORGAN
                UNIVERSITY                            SECURITIES INC
                07/01/2019                                                           14,989,500    15,000,000                1FE
494550   AU 0   KINDER MORGAN              03/30/2009 HARTFORD LIFE
                ENERGY PARTNERS                       INSURANCE COMPANY
                02/01/2017                                                           10,490,233    10,500,000    103,250     2FE
57169*   AJ 6   MARS INC 6.47% SR          03/30/2009 HARTFORD LIFE
                NTS DUE 201                           INSURANCE COMPANY
                10/06/2018                                                           10,000,000    10,000,000    318,108       1
61746W   HF 0   MSDWC_01-TOP3              03/30/2009 HARTFORD LIFE
                07/01/2033                            INSURANCE COMPANY               4,814,002     4,712,728     24,259     1FE
652478   BX 5   NEWS AMERICA               03/30/2009 HARTFORD LIFE
                HOLDINGS                              INSURANCE COMPANY               4,892,019     5,000,000    181,111     2FE
                10/17/2016
66989H   AA 6   NOVARTIS CAPITAL        F  02/04/2009 CITIGROUP
                CORP 02/10/2014                       (Salomon/Smith
                                                      Barney)                        19,979,400    20,000,000                1FE
N6510*   AE 5   NUTRECO HOLDING NV      F  03/10/2009 ROYAL BANK OF
                04/08/2016                            SCOTLAND
                                                      FINANCIAL MA                   10,000,000    10,000,000                 2Z
N6510*   AF 2   NUTRECO HOLDING NV      F  03/10/2009 ROYAL BANK OF
                04/08/2019                            SCOTLAND
                                                      FINANCIAL MA                   10,000,000    10,000,000                 2Z
677347   CD 6   OHIO EDISON                03/30/2009 HARTFORD LIFE
                COMPANY 07/15/2016                    INSURANCE COMPANY               4,999,490     5,000,000     66,667     2FE
68233D   AS 6   ONCOR ELECTRIC             03/30/2009 HARTFORD LIFE
                DELIVERY CO                           INSURANCE COMPANY
                05/01/2012                                                            5,087,896     5,000,000    131,927     2FE
68389X   AC 9   ORACLE CORPORATION         03/30/2009 HARTFORD LIFE
                04/15/2018                            INSURANCE COMPANY               6,562,560     6,583,000    173,489     1FE
694308   GL 5   PACIFIC GAS AND            03/30/2009 HARTFORD LIFE
                ELECTRIC CO                           INSURANCE COMPANY
                11/30/2017                                                           10,236,790     9,978,000    187,088     1FE
717081   CY 7   PFIZER INC.                03/17/2009 BARCLAYS CAPITAL
                03/15/2039                            INC                             9,994,200    10,000,000                1FE
717081   CZ 4   PFIZER INC.                03/30/2009 HARTFORD LIFE
                03/15/2012                            INSURANCE COMPANY              19,972,745    20,000,000     14,833     1FE
73755L   AB 3   POTASH CORP             A  03/30/2009 HARTFORD LIFE
                SASKATCHEWAN                          INSURANCE COMPANY
                05/31/2011                                                            2,694,953     2,700,000     69,750     2FE
742741   AA 9   PROCTER & GAMBLE -         03/30/2009 HARTFORD LIFE
                ESOP 01/01/2021                       INSURANCE COMPANY               4,484,734     3,582,920     82,909     1FE
758202   AF 2   REED ELSEVIER              01/13/2009 BARCLAYS CAPITAL
                CAPITAL INC.                          INC
                01/05/2014                                                           12,966,720    13,000,000                2FE
771196   AQ 5   ROCHE HOLDINGS INC         02/18/2009 JP MORGAN
                03/01/2014                            SECURITIES INC                  9,927,400    10,000,000                1FE
771196   AS 1   ROCHE HOLDINGS INC         02/18/2009 BANC OF AMERICA
                03/01/2019                            SECURITIES LLC                  4,286,539     4,355,000                1FE
771196   AU 6   ROCHE HOLDINGS INC         02/18/2009 CITIGROUP
                03/01/2039                            (Salomon/Smith
                                                      Barney)                         9,727,800    10,000,000                1FE
77531Q   AM 0   ROGERS WIRELESS         A  03/30/2009 HARTFORD LIFE
                INC 03/15/2015                        INSURANCE COMPANY               5,288,506     5,000,000     15,625     2FE
78632#   AA 6   SADLERS BAR-B-QUE          01/23/2009 SCHEDULED
                SALES 10/23/2014                      ACQUISITION                         6,937         6,937                  5
79603#   AR 2   SAMSON INVESTMENT          02/27/2009 JP MORGAN
                CO 03/19/2014                         SECURITIES INC                  5,000,000     5,000,000                 2Z
83162C   NX 7   SBAP_04-20H                03/30/2009 HARTFORD LIFE
                08/01/2024                            INSURANCE COMPANY               3,249,034     3,244,721     27,493     1FE
83162C   PV 9   SBAP_05-20J                03/30/2009 HARTFORD LIFE
                10/01/2025                            INSURANCE COMPANY               4,539,371     4,738,120    119,915     1FE
83162C   SK 0   SBAP_09_20C                03/30/2009 Various
                02/01/2029                                                            5,667,000     5,667,000     11,458     1FE
822582   AD 4   SHELL                   F  02/09/2009 BARCLAYS CAPITAL
                INTERNATIONAL                         INC
                FINANCE B
                12/15/2038                                                            5,241,900     5,000,000     54,010     1FE
88031V   AA 7   TENASKA GATEWAY            03/30/2009 HARTFORD LIFE
                PARTNERS LTD                          INSURANCE COMPANY
                12/30/2023                                                            3,995,542     4,705,684                2FE
881575   AA 2   TESCO PLC               F  03/30/2009 HARTFORD LIFE
                11/15/2017                            INSURANCE COMPANY               9,962,488    10,000,000    206,250     1FE
BHM07N   J0 0   THE DEPOSITORY             03/20/2009 CAYLON
                TRUST COMPANY                         SECURITIES (USA)
                04/15/2016                                                           15,000,000    15,000,000                 1Z
89566E   A* 9   TRI-STATE GEN AND          03/20/2009 BANC OF AMERICA
                TRANS ASSOC                           SECURITIES LLC
                04/08/2019                                                           12,000,000    12,000,000                 1Z
902118   BL 1   TYCO INTERNATIONAL      R  03/30/2009 Various
                FINANCE SA
                01/15/2019                                                           29,999,108    30,000,000    344,250     2FE
907818   CR 7   UNION PACIFIC CORP         03/30/2009 HIMCO
                06/01/2010                            OPERATIONAL
                                                      TRANSACTION                     4,928,957     5,000,000     59,913     2FE
907818   DA 3   UNION PACIFIC              03/30/2009 HARTFORD LIFE
                CORPORATION                           INSURANCE COMPANY
                08/15/2018                                                           11,017,637    11,052,000     78,746     2FE
913017   BQ 1   UNITED                     03/30/2009 HARTFORD LIFE
                TECHNOLOGIES                          INSURANCE COMPANY
                CORPORATI
                02/01/2019                                                            5,335,307     5,000,000     86,771     1FE
91913Y   AP 5   VALERO ENERGY              03/12/2009 JP MORGAN
                CORPORATION                           SECURITIES INC
                03/15/2039                                                            4,987,400     5,000,000                2FE
92857W   AK 6   VODAFONE GROUP          F  03/30/2009 HARTFORD LIFE
                PUBLIC LIMITED                        INSURANCE COMPANY
                03/15/2016                                                            5,003,956     5,000,000     11,979     1FE
980745   A@ 2   WOODWARD GOVERNOR          03/30/2009 HIMCO
                COMPANY 10/01/2013                    OPERATIONAL
                                                      TRANSACTION                     4,069,624     4,000,000    111,974       2
98385X   AF 3   XTO ENERGY INC             03/30/2009 HARTFORD LIFE
                01/31/2015                            INSURANCE COMPANY               9,670,474    10,000,000     83,333     2FE
3899999.        Total - Bonds -
                Industrial &
                Miscellaneous                                                       695,902,967   691,985,306  4,344,765     XXX
BONDS - PARENT, SUBSIDIARIES AND AFFILIATES
41660*   AW 5   HARTFORD LIFE FA           02/05/2009 DIRECT WITH
                91216A 10/31/2019                     ISSUER                      1,468,809,904 1,468,809,904                  1
5599999.        Total - Bonds -
                Parent,
                Subsidiaries and
                Affiliates                                                        1,468,809,904 1,468,809,904          0     XXX
8399997.        Total - Bonds -
                Part 3                                                            5,541,827,616 5,444,625,806 16,464,705     XXX
8399999.        Total - Bonds                                                     5,541,827,616 5,444,625,806 16,464,705     XXX
PREFERRED
STOCKS - INDUSTRIAL AND MISCELLANEOUS
78632@   12 6   SADLERS BAR-B-QUE          03/30/2009 Various           6,183.940         6,184                              P5A
80909#   12 6   SCITOR HOLDINGS            01/02/2009 HIMCO
                INC JUNIOR                            OPERATIONAL
                                                      TRANSACTION           2.200         2,200                             P5A*
80909#   11 8   SCITOR HOLDINGS            01/02/2009 HIMCO
                INC SENIOR                            OPERATIONAL
                                                      TRANSACTION           2.200         2,200                             P5A*
8499999.        Total - Preferred
                Stocks -
                Industrial &
                Miscellaneous                                                            10,584           XXX          0     XXX
8999997.        Total - Preferred
                Stocks - Part 3                                                          10,584           XXX          0     XXX


                                     QE04.2

                               SCHEDULE D - PART 3
     Show all Long-Term Bonds and Stock Acquired During the Current Quarter

                                                                                                                            10
                                                                                                                  9         NAIC
                                                                                                               PAID FOR  DESIGNATION
                                                                            6                                   ACCRUED     OR
      1                                        4             5          NUMBER OF        7                     INTEREST    MARKET
    CUSIP           2                3        DATE        NAME OF       SHARES OF     ACTUAL          8          AND      INDICATOR
IDENTIFICATION  DESCRIPTION        FOREIGN  ACQUIRED       VENDOR         STOCK        COST       PAR VALUE    DIVIDENDS    (a)
--------------- ------------------ ------- ---------- ----------------- --------- ------------- ------------- ---------- -----------
8999999.        Total - Preferred Stocks                                                 10,584           XXX          0     XXX
COMMON STOCKS- INDUSTRIAL AND MISCELLANEOUS
629377   50 8  NRG ENERGY INC              02/12/2009 HIMCO OPERATIONAL   468.000                         XXX                L
                                                      TRANSACTION
9099999.        Total - Common Stocks - Industrial & Miscellaneous                            0           XXX          0     XXX
COMMON STOCKS - MONEY MARKET MUTUAL FUNDS
416645          HARTFORD ADVISORS FUND-A   03/31/2009 DIVIDEND
                                                      REINVESTMENT        920.657         9,446           XXX
416645          HARTFORD TOTAL RETURN
                BOND-A                     03/04/2009 DIVIDEND
                                                      REINVESTMENT      1,043.051         9,737           XXX
9399999.        Total - Common
                Stocks - Money
                Market Mutual
                Funds                                                                    19,183           XXX          0     XXX
9799997.        Total - Common
                Stocks - Part 3                                                          19,183           XXX          0     XXX
9799999.        Total - Common
                Stocks                                                                   19,183           XXX          0     XXX
9899999.        Total - Preferred
                and Common Stocks                                                        29,767           XXX          0     XXX
9999999.        Total - Bonds,
                Preferred and
                Common Stocks                                                      5,541,857,38           XXX 16,464,705     XXX

(a) For all common stock bearing the NAIC market indicator "U" provide: the number of such issues: 0.


                                     QE04.3

                               SCHEDULE D - PART 4

   Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of
                           During the Current Quarter






                                                                       6
      1                                4                           NUMBER OF
    CUSIP          2          3     DISPOSAL             5         SHARES OF       7           8
IDENTIFICATION DESCRIPTION FOREIGN    DATE      NAME OF PURCHASER    STOCK   CONSIDERATION PAR VALUE
----------------------------------------------------------------------------------------------------
BONDS - U.S. GOVERNMENT
36200Q 3L 6    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   5,468     5,468
36200R YQ 9    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   4,870     4,870
36200U WJ 0    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                      16        16
36200W Y9 6    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  41,435    41,435
36201A UL 0    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     618       618
36201C PY 4    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     314       314
36201F Q6 7    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,544     1,544
36201F UH 8    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   2,283     2,283
36201F UQ 8    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,473     1,473
36201F UR 6    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,020     1,020
36201F X6 9    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  20,877    20,877
36201H WX 7    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,912     1,912
36201J F6 1    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   4,493     4,493
36201J FD 6    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   6,995     6,995
36201K KP 0    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                      33        33
36201L 6T 6    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   2,336     2,336
36201L 6V 1    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     693       693
36201L 7K 4    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     207       207
36201M G8 9    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  12,351    12,351
36201M JU 7    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  27,048    27,048
36201Q 2F 9    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,256     1,256
36201T AM 9    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   2,902     2,902
36203L CQ 3    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,645     1,645
362059 RM 1    GNMA 30YR           02/01/2009 SCHEDULED REDEMPTION                     208       208
362060 SE 6    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     577       577
36208E BT 9    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     431       431
36209D R8 9    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,879     1,879
36209N 3L 4    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                      79        79
36209R VG 5    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                      64        64
36209Y X4 5    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     294       294
36211B T8 7    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     116       116
36211C 2S 0    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     389       389
36213D 3C 0    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     176       176
36213E AB 2    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,134     1,134
36213E SK 3    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  19,230    19,230
36213E YS 9    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,929     1,929
36213G AL 5    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,033     1,033
36213G TY 7    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     103       103
36213J LL 7    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,613     1,613
36213N LL 8    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  46,525    46,525
36213S KL 8    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     138       138
36213U C9 9    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                      67        67
36213X T5 3    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   2,680     2,680
36213X T6 1    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   2,030     2,030
362158 DT 1    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     164       164
362161 6H 9    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     167       167
362162 G9 4    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     128       128
36217F 6S 3    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     961       961
36217V DA 9    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     141       141

                                              CHANGE IN BOOK/ADJUSTED CARRYING VALUE
                                      ----------------------------------------------------------
                                                                     13
                               10                                 CURRENT                 15
                           PRIOR YEAR     11           12          YEAR'S      14        TOTAL
                              BOOK/   UNREALIZED     CURRENT     OTHER THAN   TOTAL     FOREIGN
      1                     ADJUSTED   VALUATION     YEAR'S      TEMPORARY  CHANGE IN   EXCHANGE
    CUSIP           9       CARRYING   INCREASE/ (AMORTIZATION)/ IMPAIRMENT B./A.C.V.  CHANGE IN
IDENTIFICATION ACTUAL COST   VALUE    (DECREASE)    ACCRETION    RECOGNIZED (11+12-13) B./A.C.V.
------------------------------------------------------------------------------------------------
BONDS - U.S. GOVERNMENT
36200Q 3L 6          5,624      5,966                      (498)                 (498)
36200R YQ 9          5,008      5,343                      (473)                 (473)
36200U WJ 0             16         17                        (1)                   (1)
36200W Y9 6         42,613     44,132                    (2,697)               (2,697)
36201A UL 0            647        681                       (63)                  (63)
36201C PY 4            319        324                       (10)                  (10)
36201F Q6 7          1,587      1,653                      (109)                 (109)
36201F UH 8          2,348      2,470                      (186)                 (186)
36201F UQ 8          1,515      1,598                      (124)                 (124)
36201F UR 6          1,049      1,114                       (94)                  (94)
36201F X6 9         21,187     21,673                      (796)                 (796)
36201H WX 7          1,939      1,974                       (62)                  (62)
36201J F6 1          4,621      4,944                      (450)                 (450)
36201J FD 6          7,302      7,315                      (320)                 (320)
36201K KP 0             34         35                        (2)                   (2)
36201L 6T 6          2,448      2,696                      (360)                 (360)
36201L 6V 1            726        820                      (127)                 (127)
36201L 7K 4            217        240                       (33)                  (33)
36201M G8 9         12,685     13,475                    (1,123)               (1,123)
36201M JU 7         27,851     29,864                    (2,816)               (2,816)
36201Q 2F 9          1,292      1,331                       (74)                  (74)
36201T AM 9          2,984      3,053                      (151)                 (151)
36203L CQ 3          1,679      1,717                       (72)                  (72)
362059 RM 1            207        208                         0                     0
362060 SE 6            626        579                        (2)                   (2)
36208E BT 9            444        492                       (61)                  (61)
36209D R8 9          1,915      2,017                      (138)                 (138)
36209N 3L 4             81         83                        (4)                   (4)
36209R VG 5             65         66                        (2)                   (2)
36209Y X4 5            300        304                       (10)                  (10)
36211B T8 7            118        118                        (2)                   (2)
36211C 2S 0            396        406                       (17)                  (17)
36213D 3C 0            179        182                        (6)                   (6)
36213E AB 2          1,166      1,208                       (74)                  (74)
36213E SK 3         19,515     19,973                      (743)                 (743)
36213E YS 9          1,984      2,105                      (177)                 (177)
36213G AL 5          1,053      1,090                       (57)                  (57)
36213G TY 7            105        111                        (8)                   (8)
36213J LL 7          1,658      1,790                      (177)                 (177)
36213N LL 8         47,310     48,521                    (1,996)               (1,996)
36213S KL 8            141        147                        (9)                   (9)
36213U C9 9             70         70                        (3)                   (3)
36213X T5 3          2,754      2,879                      (200)                 (200)
36213X T6 1          2,086      2,178                      (148)                 (148)
362158 DT 1            182        181                       (17)                  (17)
362161 6H 9            167        167                         0                     0
362162 G9 4            128        128                         0                     0
36217F 6S 3            961        961                         1                     1
36217V DA 9            141        141                         0                     0



                                                                                   22
                                17                          20                    NAIC
                    16        FOREIGN    18       19       BOND                  DESIG-
                   BOOK/     EXCHANGE REALIZED   TOTAL   INTEREST/               NATION
                 ADJUSTED      GAIN     GAIN     GAIN      STOCK                   OR
      1          CARRYING     (LOSS)   (LOSS)   (LOSS)   DIVIDENDS      21       MARKET
    CUSIP        VALUE AT       ON       ON       ON     RECEIVED    MATURITY  INDICATOR
IDENTIFICATION DISPOSAL DATE DISPOSAL DISPOSAL DISPOSAL DURING YEAR    DATE       (A)
----------------------------------------------------------------------------------------
BONDS - U.S. GOVERNMENT
36200Q 3L 6            5,468                          0          79 02/01/2032         1
36200R YQ 9            4,870                          0          78 01/01/2032         1
36200U WJ 0               16                          0           0 09/01/2031         1
36200W Y9 6           41,435                          0         672 08/01/2032         1
36201A UL 0              618                          0          10 07/01/2032         1
36201C PY 4              314                          0           5 01/01/2032         1
36201F Q6 7            1,544                          0          24 05/01/2032         1
36201F UH 8            2,283                          0          33 04/01/2032         1
36201F UQ 8            1,473                          0          21 04/01/2032         1
36201F UR 6            1,020                          0          15 04/01/2032         1
36201F X6 9           20,877                          0         230 02/01/2032         1
36201H WX 7            1,912                          0          27 06/01/2032         1
36201J F6 1            4,493                          0          73 05/01/2032         1
36201J FD 6            6,995                          0         109 04/01/2032         1
36201K KP 0               33                          0           0 04/01/2032         1
36201L 6T 6            2,336                          0          36 07/01/2032         1
36201L 6V 1              693                          0          11 07/01/2032         1
36201L 7K 4              207                          0           3 08/01/2032         1
36201M G8 9           12,351                          0         214 06/01/2032         1
36201M JU 7           27,048                          0         433 07/01/2032         1
36201Q 2F 9            1,256                          0          18 08/01/2032         1
36201T AM 9            2,902                          0          42 08/01/2032         1
36203L CQ 3            1,645                          0          28 09/01/2023         1
362059 RM 1              208                          0           3 04/01/2009         1
362060 SE 6              577                          0          10 04/01/2009         1
36208E BT 9              431                          0           6 05/01/2031         1
36209D R8 9            1,879                          0          22 09/01/2031         1
36209N 3L 4               79                          0           1 07/01/2029         1
36209R VG 5               64                          0           1 08/01/2030         1
36209Y X4 5              294                          0           5 09/01/2031         1
36211B T8 7              116                          0           2 06/01/2029         1
36211C 2S 0              389                          0           6 07/01/2029         1
36213D 3C 0              176                          0           3 02/01/2032         1
36213E AB 2            1,134                          0          16 05/01/2032         1
36213E SK 3           19,230                          0         271 01/01/2032         1
36213E YS 9            1,929                          0          31 04/01/2032         1
36213G AL 5            1,033                          0          16 02/01/2032         1
36213G TY 7              103                          0           2 11/01/2031         1
36213J LL 7            1,613                          0          27 05/01/2032         1
36213N LL 8           46,525                          0         755 12/01/2031         1
36213S KL 8              138                          0           2 08/01/2031         1
36213U C9 9               67                          0           1 11/01/2031         1
36213X T5 3            2,680                          0          32 05/01/2032         1
36213X T6 1            2,030                          0          32 05/01/2032         1
362158 DT 1              164                          0           4 05/01/2016         1
362161 6H 9              167                          0           3 02/01/2017         1
362162 G9 4              128                          0           2 01/01/2017         1
36217F 6S 3              961                          0          18 02/01/2017         1
36217V DA 9              141                          0           3 03/01/2017         1


                                      QE05

                               SCHEDULE D - PART 4

   Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of
                           During the Current Quarter






                                                                       6
      1                                4                           NUMBER OF
    CUSIP          2          3     DISPOSAL             5         SHARES OF       7             8
IDENTIFICATION DESCRIPTION FOREIGN    DATE      NAME OF PURCHASER    STOCK   CONSIDERATION   PAR VALUE
--------------------------------------------------------------------------------------------------------
36218N NQ 0    GNMA 30YR           03/01/2009 SCHEDULED                                398           398
                                              REDEMPTION
36219L SM 7    GNMA 30YR           03/01/2009 SCHEDULED                                337           337
                                              REDEMPTION
362052 H4 7    GNMA 30YR           03/01/2009 SCHEDULED                                438           438
               1977-79                        REDEMPTION
36219L AC 8    GNMA 30YR           03/01/2009 SCHEDULED                                209           209
               1980-86                        REDEMPTION
36225B ND 6    GNMA 30YR           03/01/2009 SCHEDULED                             28,111        28,111
               PLATINUM                       REDEMPTION
36225B PM 4    GNMA 30YR           03/01/2009 SCHEDULED                             96,573        96,573
               PLATINUM                       REDEMPTION
36202E AL 3    GNMA2 30YR          03/01/2009 SCHEDULED                            171,693       171,693
                                              REDEMPTION
912810 QA 9    TREASURY            03/17/2009 Various                           12,035,344    12,570,000
               BOND
912828 BV 1    TREASURY            01/15/2009 MATURED                              110,000       110,000
               NOTE
912828 HA 1    TREASURY            03/03/2009 BANC OF                            1,616,908     1,415,000
               NOTE                           AMERICA
                                              SECURITIES
                                              LLC
912828 JH 4    TREASURY            03/03/2009 CITIGROUP                            289,440       266,000
               NOTE                           (Salomon/Smith
                                              Barney)
912828 JR 2    TREASURY            03/27/2009 Various                        1,697,592,928 1,546,831,000
               NOTE
912828 JW 1    TREASURY            03/20/2009 Various                          623,567,895   634,525,000
               NOTE
912828 JY 7    TREASURY            02/04/2009 CITIGROUP                        269,493,750   270,000,000
               NOTE                           (Salomon/Smith
                                              Barney)
912828 JZ 4    TREASURY            03/03/2009 CITIGROUP                          2,892,144     2,908,000
               NOTE                           (Salomon/Smith
                                              Barney)
912828 KF 6    TREASURY            03/18/2009 Various                          503,575,464   500,000,000
               NOTE
912828 KJ 8    TREASURY            03/31/2009 MIZUHO                           250,703,125   250,000,000
               NOTE                           SECURITIES
                                              USA INC
0399999.       Total -                                                       3,362,398,804 3,219,146,806
               Bonds -
               US
               Government
Bonds - All Other Government
BRS7L0 SZ 4    JAPAN           D   02/04/2009 MORGAN                           382,784,413   379,782,184
               (GOVERNMENT                    STANLEY
               OF) 10-YR #
               297
BRS4T4 CC 3    JAPAN           D   02/04/2009 MORGAN                           174,347,976   159,855,065
               (GOVT OF)                      STANLEY
               10-YR #
               288
J26160 SB 8    JAPAN           D   02/04/2009 MORGAN                           150,253,424   138,541,056
               (GOVT OF)                      STANLEY
               10-YR #
               264
J26160 ZU 8    JAPAN           D   02/04/2009 MORGAN                           230,092,417   213,140,086
               (GOVT OF)                      STANLEY
               10-YR #
               272
BRS2N6 FF 8    JAPAN           D   02/04/2009 MORGAN                           234,681,126   213,140,086
               (GOVT OF)                      STANLEY
               10-YR #
               282
984998 SC 9    JAPAN           D   02/03/2009 MORGAN                           186,064,405   159,855,065
               (GOVT OF)                      STANLEY
               20-YR # 44
BRS7GH 7Y 9    JAPAN           D   02/05/2009 MORGAN                            55,841,959    53,285,022
               (GOVT OF)                      STANLEY
               2-YR # 274
BRS4W8 H9 2    JAPAN           D   02/04/2009 MORGAN                            56,690,503    53,285,022
               (GOVT OF)                      STANLEY
               5-YR # 66
BRS2PM FX 2    JAPAN           D   02/04/2009 MORGAN                            56,689,971    53,285,022
               (GOVT OF)                      STANLEY
               5-YR # 60
BHM06D M9 0    JAPAN           D   02/04/2009 MORGAN                           264,700,686   263,613,516
               (GOVT OF)                      STANLEY
               5-YR #78
1099999.       Total -                                                       1,792,146,882 1,687,782,122
               Bonds -
               All Other
               Government
BONDS - US SPECIAL REVENUE AND SPECIAL ASSESSMENT
31294K F3 4    FGOLD 15YR          03/01/2009 SCHEDULED                              7,729         7,729
                                              REDEMPTION
31288D 6V 6    FGOLD 30YR          03/01/2009 SCHEDULED                             22,482        22,482
                                              REDEMPTION
31288F 6X 7    FGOLD 30YR          03/01/2009 SCHEDULED                             10,414        10,414
                                              REDEMPTION
31292G Y5 9    FGOLD 30YR          03/01/2009 SCHEDULED                              1,250         1,250
                                              REDEMPTION
31292H 4H 4    FGOLD 30YR          03/01/2009 SCHEDULED                            258,200       258,200
                                              REDEMPTION
31292H SQ 8    FGOLD 30YR          03/01/2009 SCHEDULED                             14,183        14,183
                                              REDEMPTION
31296J TJ 5    FGOLD 30YR          03/01/2009 SCHEDULED                            124,102       124,102
                                              REDEMPTION
31296K X7 3    FGOLD 30YR          03/01/2009 SCHEDULED                                287           287
                                              REDEMPTION
31296N LJ 4    FGOLD 30YR          03/01/2009 SCHEDULED                                600           600
                                              REDEMPTION
31296P TL 6    FGOLD 30YR          03/01/2009 SCHEDULED                            267,014       267,014
                                              REDEMPTION
31296S AC 0    FGOLD 30YR          03/01/2009 SCHEDULED                              8,273         8,273
                                              REDEMPTION
31296U EU 1    FGOLD 30YR          03/01/2009 SCHEDULED                                814           814
                                              REDEMPTION
31296U H9 5    FGOLD 30YR          03/01/2009 SCHEDULED                                425           425
                                              REDEMPTION
31296X TY 1    FGOLD 30YR          03/01/2009 SCHEDULED                                283           283
                                              REDEMPTION
31297A 3S 1    FGOLD 30YR          03/01/2009 SCHEDULED                             84,001        84,001
                                              REDEMPTION
31297A 3T 9    FGOLD 30YR          03/01/2009 SCHEDULED                             20,707        20,707
                                              REDEMPTION
31297A 5J 9    FGOLD 30YR          03/01/2009 SCHEDULED                             92,417        92,417
                                              REDEMPTION
31297A 5K 6    FGOLD 30YR          03/01/2009 SCHEDULED                             41,067        41,067
                                              REDEMPTION

                                                   CHANGE IN BOOK/ADJUSTED CARRYING VALUE
                                           ----------------------------------------------------------
                                                                          13
                                   10                                  CURRENT                   15
                               PRIOR YEAR      11           12          YEAR'S      14          TOTAL
                                  BOOK/    UNREALIZED     CURRENT     OTHER THAN   TOTAL       FOREIGN
      1                         ADJUSTED    VALUATION     YEAR'S      TEMPORARY  CHANGE IN     EXCHANGE
    CUSIP            9          CARRYING    INCREASE/ (AMORTIZATION)/ IMPAIRMENT B./A.C.V.    CHANGE IN
IDENTIFICATION  ACTUAL COST      VALUE     (DECREASE)    ACCRETION    RECOGNIZED (11+12-13)   B./A.C.V.
-------------------------------------------------------------------------------------------------------
36218N NQ 0              442           474                       (76)                  (76)

36219L SM 7              374           386                       (49)                  (49)

362052 H4 7              436           438                         0                     0

36219L AC 8              232           244                       (36)                  (36)

36225B ND 6           28,946        30,826                    (2,714)               (2,714)

36225B PM 4           98,781       103,681                    (7,108)               (7,108)

36202E AL 3          178,292       179,452                    (7,760)               (7,760)

912810 QA 9       12,464,845                                      20                    20

912828 BV 1          112,454       110,021                       (21)                  (21)

912828 HA 1        1,584,137     1,582,444                    (2,957)               (2,957)



912828 JH 4          270,697       270,640                       (70)                  (70)


912828 JR 2    1,719,230,995   684,248,161                  (367,301)             (367,301)

912828 JW 1      626,529,895                                  18,166                18,166

912828 JY 7      269,809,688                                                             0


912828 JZ 4        2,870,741                                      60                    60


912828 KF 6      498,554,688                                     488                   488

912828 KJ 8      250,656,559                                    (347)                 (347)


0399999.       3,382,621,643   686,765,306          0       (384,197)          0  (384,197)          0



BONDS - ALL OTHER GOVERNMENT
BRS7L0 SZ 4      386,398,436   381,592,911                   (58,251)              (58,251)  4,795,219



BRS4T4 CC 3      165,552,299   171,321,668                   (57,583)              (57,583) (5,815,096)



J26160 SB 8      143,234,827   148,206,399                   (74,211)              (74,211) (5,030,504)



J26160 ZU 8      219,890,233   227,541,684                   (90,535)              (90,535) (7,723,347)



BRS2N6 FF 8      223,601,002   231,357,673                  (121,141)             (121,141) (7,852,871)



984998 SC 9      176,136,303   182,222,689                  (120,656)             (120,656) (6,185,104)


BRS7GH 7Y 9       53,320,723    55,192,742                    (1,767)               (1,767) (1,873,383)


BRS4W8 H9 2       53,922,843    55,804,622                   (15,580)              (15,580) (1,894,152)


BRS2PM FX 2       54,036,340    55,914,316                   (25,059)              (25,059) (1,897,875)


BHM06D M9 0      265,574,800   262,272,619                   (36,144)              (36,144)  3,295,802


1099999.       1,741,667,807 1,771,427,325          0       (600,927)          0  (600,927) 30,181,311



BONDS - US SPECIAL REVENUE AND SPECIAL ASSESSMENT
31294K F3 4            8,436         8,209                      (480)                 (480)

31288D 6V 6           23,237        23,174                      (692)                 (692)

31288F 6X 7           10,764        10,835                      (421)                 (421)

31292G Y5 9            1,273         1,285                       (35)                  (35)

31292H 4H 4          254,488       254,610                      3,590                 3,590

31292H SQ 8           14,659        14,768                      (585)                 (585)

31296J TJ 5          125,033       125,118                    (1,016)               (1,016)

31296K X7 3              297           305                       (18)                  (18)

31296N LJ 4              621           630                       (29)                  (29)

31296P TL 6          268,891       268,990                    (1,976)               (1,976)

31296S AC 0            8,551         8,601                      (327)                 (327)

31296U EU 1              842           858                       (43)                  (43)

31296U H9 5              439           444                       (20)                  (20)

31296X TY 1              293           306                       (23)                  (23)

31297A 3S 1           80,392        80,639                     3,363                  3,363

31297A 3T 9           19,817        19,748                       959                    959

31297A 5J 9           88,446        88,470                     3,947                  3,947

31297A 5K 6           39,302        39,451                     1,616                  1,616






                                                                                              22
                                  17                                   20                    NAIC
                    16          FOREIGN       18         19           BOND                  DESIG-
                   BOOK/       EXCHANGE    REALIZED     TOTAL       INTEREST/               NATION
                 ADJUSTED        GAIN        GAIN       GAIN          STOCK                   OR
      1          CARRYING       (LOSS)      (LOSS)     (LOSS)       DIVIDENDS      21       MARKET
    CUSIP        VALUE AT         ON          ON         ON         RECEIVED    MATURITY  INDICATOR
IDENTIFICATION DISPOSAL DATE   DISPOSAL    DISPOSAL   DISPOSAL     DURING YEAR    DATE       (A)
---------------------------------------------------------------------------------------------------
36218N NQ 0              398                                    0            9 07/01/2019         1

36219L SM 7              337                                    0            8 09/01/2018         1

362052 H4 7              438                                    0            7 05/01/2009         1

36219L AC 8              209                                    0            5 09/01/2018         1

36225B ND 6           28,111                                    0          416 05/01/2031         1

36225B PM 4           96,573                                    0        1,504 09/01/2031         1

36202E AL 3          171,693                                    0        2,355 09/01/2034         1

912810 QA 9       12,464,865                (429,521)    (429,521)      31,624 02/15/2039         1

912828 BV 1          110,000                                    0        1,788 01/15/2009         1

912828 HA 1        1,579,487                  37,421       37,421       37,134 08/15/2017         1



912828 JH 4          270,570                  18,870       18,870        5,878 08/15/2018         1


912828 JR 2    1,718,672,711             (21,079,783) (21,079,783)  12,064,385 11/15/2018         1

912828 JW 1      626,548,060              (2,980,165)  (2,980,165)   1,031,190 12/31/2013         1

912828 JY 7      269,809,688                (315,938)    (315,938)      32,631 01/31/2011         1


912828 JZ 4        2,870,801                  21,343       21,343        4,780 01/31/2014         1


912828 KF 6      498,555,175               5,020,289    5,020,289      476,393 02/28/2014         1

912828 KJ 8      250,656,212                  46,913       46,913       11,954 03/31/2014         1


0399999.       3,382,059,374          0  (19,660,570) (19,660,570)  13,705,492        XXX       XXX



BONDS - ALL OTHER GOVERNMENT
BRS7L0 SZ 4      386,329,880 (1,227,511)  (2,317,956)  (3,545,467)     666,027 12/20/2018       1FE



BRS4T4 CC 3      165,448,990   7,417,876   1,481,110    8,898,987    1,064,476 09/20/2017       1FE



J26160 SB 8      143,101,684   6,413,365     738,376    7,151,740      814,962 09/20/2014       1FE



J26160 ZU 8      219,727,802   9,847,505     517,110   10,364,615    1,170,202 09/20/2015       1FE



BRS2N6 FF 8      223,383,660  10,013,147   1,284,319   11,297,466    1,420,047 09/20/2016       1FE



984998 SC 9      175,916,929   7,879,781   2,267,695   10,147,476    1,557,530 03/20/2020       1FE


BRS7GH 7Y 9       53,317,592   2,364,726     159,641    2,524,367       75,011 11/15/2010       1FE


BRS4W8 H9 2       53,894,891   2,416,111     379,502    2,795,613      229,593 09/20/2012       1FE


BRS2PM FX 2       53,991,382   2,420,341     278,248    2,698,589      250,465 09/20/2011       1FE


BHM06D M9 0      265,532,277   (842,518)      10,927     (831,591)     297,980 12/20/2013       1FE


1099999.       1,740,645,087  46,702,821   4,798,973   51,501,794    7,546,293        XXX       XXX



BONDS - US SPECIAL REVENUE AND SPECIAL ASSESSMENT
31294K F3 4            7,729                                    0          106 12/01/2016         1

31288D 6V 6           22,482                                    0          334 10/01/2032         1

31288F 6X 7           10,414                                    0          146 03/01/2033         1

31292G Y5 9            1,250                                    0           21 03/01/2029         1

31292H 4H 4          258,200                                    0        2,960 12/01/2033         1

31292H SQ 8           14,183                                    0          201 11/01/2032         1

31296J TJ 5          124,102                                    0        1,656 06/01/2033         1

31296K X7 3              287                                    0            4 07/01/2033         1

31296N LJ 4              600                                    0            8 10/01/2033         1

31296P TL 6          267,014                                    0        3,614 10/01/2033         1

31296S AC 0            8,273                                    0          111 01/01/2034         1

31296U EU 1              814                                    0           11 03/01/2034         1

31296U H9 5              425                                    0            6 08/01/2034         1

31296X TY 1              283                                    0            4 05/01/2034         1

31297A 3S 1           84,001                                    0        1,009 06/01/2034         1

31297A 3T 9           20,707                                    0          232 06/01/2034         1

31297A 5J 9           92,417                                    0        1,116 06/01/2034         1

31297A 5K 6           41,067                                    0          448 06/01/2034         1


                                     QE05.1

                               SCHEDULE D - PART 4

   Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of
                           During the Current Quarter






                                                                       6
      1                                4                           NUMBER OF
    CUSIP          2          3     DISPOSAL             5         SHARES OF       7           8
IDENTIFICATION DESCRIPTION FOREIGN    DATE      NAME OF PURCHASER    STOCK   CONSIDERATION PAR VALUE
----------------------------------------------------------------------------------------------------
31297B AM 4    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                  50,286    50,286

31297E J7 2    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                  74,202    74,202

31297E L8 7    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                  62,642    62,642

31298E P7 4    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                      19        19

31298F JL 7    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                     181       181

3128KW BV 4    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                   1,015     1,015
               ALT-A
3128L0 YL 0    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                   7,515     7,515
               ALT-A
3128L4 7D 0    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                  46,844    46,844
               ALT-A
3128L4 G6 5    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                   1,042     1,042
               ALT-A
31283H QX 6    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                  10,321    10,321
               GIANT
31283H UA 1    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                  12,505    12,505
               GIANT
31283H XH 3    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                   5,856     5,856
               GIANT
31283H Y5 8    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                  60,118    60,118
               GIANT
3128M6 ZY 7    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION               1,010,215 1,010,215
               GIANT
3128M6 JY 5    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                 741,189   741,189
               GIANT
               AGENCY
               ALT-A
313421 MH 9    FH 1/1 1Y           03/01/2009 SCHEDULED REDEMPTION                   1,202     1,202
               CMT ARM
3128Q2 CU 5    FH 7/1 1Y           03/01/2009 SCHEDULED REDEMPTION               1,149,281 1,149,281
               CMT ARM
3128JM M8 7    FH 7/1 1Y           03/01/2009 SCHEDULED REDEMPTION                 142,764   142,764
               LIBOR ARM
3128S4 BJ 5    FHLMC 12M           03/01/2009 SCHEDULED REDEMPTION                 395,192   395,192
               LIBOR ARM
313401 GK 1    FHLMC 30YR          02/01/2009 SCHEDULED REDEMPTION                      27        27
313401 GR 6    FHLMC 30YR          03/01/2009 SCHEDULED REDEMPTION                     337       337
313401 GT 2    FHLMC 30YR          03/01/2009 SCHEDULED REDEMPTION                      68        68
3128NH 2N 2    FHLMC 5/1           03/01/2009 SCHEDULED REDEMPTION                  74,359    74,359
               1YR LIBOR
               ARM
3133TP QW 2    FHLMC_2252          03/01/2009 SCHEDULED REDEMPTION                  23,683    23,683
31339W A6 3    FHLMC_2426C         03/01/2009 SCHEDULED REDEMPTION                 224,617   224,617
31339W NG 7    FHLMC_2439          03/01/2009 SCHEDULED REDEMPTION                 279,625   279,625
31392R 4A 6    FHLMC_2471          03/01/2009 SCHEDULED REDEMPTION                 236,559   236,559
31395T V3 5    FHLMC_2976          03/01/2009 SCHEDULED REDEMPTION                 288,035   288,035
31407G CY 2    FN 5/1 1Y           03/01/2009 SCHEDULED REDEMPTION                 378,134   378,134
               CMT ARM
31362P VJ 7    FN 5/12             03/01/2009 SCHEDULED REDEMPTION                     177       177
               11TH COFI
               ARM
31362J UN 3    FN 6/12             03/01/2009 SCHEDULED REDEMPTION                   2,977     2,977
               11TH COFI
               ARM
31403C 7J 4    FN 7/1 1Y           03/01/2009 SCHEDULED REDEMPTION                 135,591   135,591
               CMT ARM
31406X XD 9    FN 7/1 1Y           03/01/2009 SCHEDULED REDEMPTION                 928,550   928,550
               CMT ARM
31407B YA 1    FN 7/1 1Y           03/01/2009 SCHEDULED REDEMPTION                 362,690   362,690
               CMT ARM
31405C NR 6    FN 7/1 1Y           03/01/2009 SCHEDULED REDEMPTION                 349,685   349,685
               LIBOR ARM
31406E QG 2    FN 7/1 1Y           03/01/2009 SCHEDULED REDEMPTION                 836,904   836,904
               LIBOR ARM
31406M 3F 1    FN 7/1 1Y           03/01/2009 SCHEDULED REDEMPTION                 223,287   223,287
               LIBOR ARM
31407B YC 7    FN 7/1 1Y           03/01/2009 SCHEDULED REDEMPTION                 291,557   291,557
               LIBOR ARM
31407E MH 3    FN 7/1 1Y           03/01/2009 SCHEDULED REDEMPTION                 484,611   484,611
               LIBOR ARM
31371K KS 9    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   4,986     4,986
31371K NG 2    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   1,540     1,540
31371K QE 4    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                  11,361    11,361
31371K RD 5    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   1,607     1,607
31371K SB 8    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   3,138     3,138
31371K WE 7    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                  94,443    94,443
31374T QF 9    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   2,815     2,815
31379J KH 8    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   9,666     9,666
31379T W2 6    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   4,652     4,652
31382H BS 3    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                  14,610    14,610

                                              CHANGE IN BOOK/ADJUSTED CARRYING VALUE
                                      ----------------------------------------------------------
                                                                     13
                               10                                 CURRENT                 15
                           PRIOR YEAR     11           12          YEAR'S      14        TOTAL
                              BOOK/   UNREALIZED     CURRENT     OTHER THAN   TOTAL     FOREIGN
      1                     ADJUSTED   VALUATION     YEAR'S      TEMPORARY  CHANGE IN   EXCHANGE
    CUSIP           9       CARRYING   INCREASE/ (AMORTIZATION)/ IMPAIRMENT B./A.C.V.  CHANGE IN
IDENTIFICATION ACTUAL COST   VALUE    (DECREASE)    ACCRETION    RECOGNIZED (11+12-13) B./A.C.V.
------------------------------------------------------------------------------------------------
31297B AM 4         48,125     48,262                      2,024                2,024

31297E J7 2         76,939     77,322                     (3,120)              (3,120)

31297E L8 7         64,952     65,379                     (2,737)              (2,737)

31298E P7 4             19         19                          0                    0

31298F JL 7            181        180                          1                    1

3128KW BV 4          1,054      1,050                        (35)                 (35)

3128L0 YL 0          7,806      7,787                       (272)                (272)

3128L4 7D 0         48,660     48,447                     (1,602)              (1,602)

3128L4 G6 5          1,083      1,078                        (36)                 (36)

31283H QX 6         10,667     10,771                       (450)                (450)

31283H UA 1         12,925     13,044                       (539)                (539)

31283H XH 3          6,053      6,116                       (259)                (259)

31283H Y5 8         63,311     63,723                     (3,606)              (3,606)

3128M6 ZY 7      1,037,995  1,037,499                    (27,284)             (27,284)

3128M6 JY 5        749,064    748,886                     (7,697)              (7,697)



313421 MH 9          1,200      1,202                                               0

3128Q2 CU 5      1,159,335  1,157,673                     (8,392)              (8,392)

3128JM M8 7        143,121    143,019                       (256)                (256)

3128S4 BJ 5        394,374    394,574                        618                  618

313401 GK 1             27         27                                               0
313401 GR 6            335        336                          0                    0
313401 GT 2             67         67                          0                    0
3128NH 2N 2         74,516     74,516                       (157)                (157)


3133TP QW 2         24,483     24,740                     (1,056)              (1,056)
31339W A6 3        230,341    230,336                     (5,718)              (5,718)
31339W NG 7        276,086    279,014                        611                  611
31392R 4A 6        244,100    238,827                     (2,268)              (2,268)
31395T V3 5        284,794    285,929                      2,106                2,106
31407G CY 2        379,887    379,632                     (1,499)              (1,499)

31362P VJ 7            176        119                         58                   58


31362J UN 3          2,900      2,918                         59                   59


31403C 7J 4        133,806    134,240                      1,351                1,351

31406X XD 9        934,681    934,676                     (6,126)              (6,126)

31407B YA 1        365,893    365,348                     (2,658)              (2,658)

31405C NR 6        351,466    351,361                     (1,676)              (1,676)

31406E QG 2        844,768    843,257                     (6,353)              (6,353)

31406M 3F 1        224,243    224,117                       (830)                (830)

31407B YC 7        293,915    293,143                     (1,586)              (1,586)

31407E MH 3        491,010    489,045                     (4,433)              (4,433)

31371K KS 9          5,181      5,245                       (259)                (259)
31371K NG 2          1,608      1,625                        (85)                 (85)
31371K QE 4         11,865     11,960                       (599)                (599)
31371K RD 5          1,678      1,694                        (87)                 (87)
31371K SB 8          3,278      3,308                       (170)                (170)
31371K WE 7         94,830     94,778                       (334)                (334)
31374T QF 9          2,850      2,835                        (20)                 (20)
31379J KH 8          9,801      9,734                        (67)                 (67)
31379T W2 6          4,654      4,654                         (2)                  (2)
31382H BS 3         14,333     14,437                        173                  173

                                                                                   22
                                17                          20                    NAIC
                    16        FOREIGN    18       19       BOND                  DESIG-
                   BOOK/     EXCHANGE REALIZED   TOTAL   INTEREST/               NATION
                 ADJUSTED      GAIN     GAIN     GAIN      STOCK                   OR
      1          CARRYING     (LOSS)   (LOSS)   (LOSS)   DIVIDENDS      21       MARKET
    CUSIP        VALUE AT       ON       ON       ON     RECEIVED    MATURITY  INDICATOR
IDENTIFICATION DISPOSAL DATE DISPOSAL DISPOSAL DISPOSAL DURING YEAR    DATE       (a)
----------------------------------------------------------------------------------------
31297B AM 4           50,286                          0         509 06/01/2034     1

31297E J7 2           74,202                          0       1,082 09/01/2034     1

31297E L8 7           62,642                          0         867 09/01/2034     1

31298E P7 4               19                          0           0 12/01/2030     1

31298F JL 7              181                          0           3 01/01/2031     1

3128KW BV 4            1,015                          0          15 09/01/2037     1

3128L0 YL 0            7,515                          0         121 11/01/2037     1

3128L4 7D 0           46,844                          0         702 01/01/2038     1

3128L4 G6 5            1,042                          0          15 01/01/2038     1

31283H QX 6           10,321                          0         145 03/01/2032     1

31283H UA 1           12,505                          0         177 12/01/2032     1

31283H XH 3            5,856                          0          81 06/01/2033     1

31283H Y5 8           60,118                          0         870 12/01/2033     1

3128M6 ZY 7        1,010,215                          0      14,109 11/01/2038     1

3128M6 JY 5          741,189                          0      10,249 01/01/2038     1



313421 MH 9            1,202                          0          14 04/01/2017     1

3128Q2 CU 5        1,149,281                          0      12,029 06/01/2035     1

3128JM M8 7          142,764                          0       1,801 07/01/2035     1

3128S4 BJ 5          395,192                          0       5,405 03/01/2036     1

313401 GK 1               27                          0           1 06/01/2009     1
313401 GR 6              337                          0           9 09/01/2009     1
313401 GT 2               68                          0           2 09/01/2009     1
3128NH 2N 2           74,359                          0         735 06/01/2037     1


3133TP QW 2           23,683                          0         368 09/01/2030     1
31339W A6 3          224,617                          0       3,070 03/01/2017     1
31339W NG 7          279,625                          0       4,022 09/01/2030     1
31392R 4A 6          236,559                          0       3,423 02/01/2031     1
31395T V3 5          288,035                          0       2,894 01/01/2033     1
31407G CY 2          378,134                          0       3,505 05/01/2035     1

31362P VJ 7              177                          0           2 09/01/2018     1


31362J UN 3            2,977                          0          29 06/01/2028     1


31403C 7J 4          135,591                          0       1,515 12/01/2035     1

31406X XD 9          928,550                          0      11,430 05/01/2035     1

31407B YA 1          362,690                          0       3,815 07/01/2035     1

31405C NR 6          349,685                          0       3,669 06/01/2034     1

31406E QG 2          836,904                          0       9,044 07/01/2035     1

31406M 3F 1          223,287                          0       2,573 03/01/2035     1

31407B YC 7          291,557                          0       2,658 07/01/2035     1

31407E MH 3          484,611                          0       5,590 06/01/2035     1

31371K KS 9            4,986                          0          84 01/01/2017     1
31371K NG 2            1,540                          0          25 04/01/2017     1
31371K QE 4           11,361                          0         186 05/01/2017     1
31371K RD 5            1,607                          0          26 06/01/2017     1
31371K SB 8            3,138                          0          47 07/01/2017     1
31371K WE 7           94,443                          0       1,063 12/01/2017     1
31374T QF 9            2,815                          0          41 04/01/2014     1
31379J KH 8            9,666                          0         137 05/01/2013     1
31379T W2 6            4,652                          0          61 05/01/2013     1
31382H BS 3           14,610                          0         186 04/01/2014     1


                                     QE05.2

                               SCHEDULE D - PART 4

   Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of
                           During the Current Quarter






                                                                       6
      1                                4                           NUMBER OF
    CUSIP          2          3     DISPOSAL             5         SHARES OF       7           8
IDENTIFICATION DESCRIPTION FOREIGN    DATE      NAME OF PURCHASER    STOCK   CONSIDERATION PAR VALUE
----------------------------------------------------------------------------------------------------
31384V ZR 6    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   1,426     1,426
31384X 3K 2    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                  15,210    15,210
31386D UB 4    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                     360       360
31386F YK 5    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   1,267     1,267
31387F GV 0    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   6,433     6,433
31388C 3E 8    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                  42,223    42,223
31388C 4X 5    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   5,097     5,097
31389G TU 4    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   1,169     1,169
31389L D8 9    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   4,267     4,267
31389N NB 7    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   2,199     2,199
31389V S5 7    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   4,669     4,669
31389V SY 4    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   1,230     1,230
31389X 6A 6    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                     914       914
31390C AN 6    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                     200       200
31390D HH 0    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                     476       476
31390H CA 1    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   2,932     2,932
31390H CH 6    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                     229       229
31390M HB 3    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   1,775     1,775
31400S Z9 3    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                 137,210   137,210
31402U TY 8    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                  55,605    55,605
31403B 3Y 7    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                 201,355   201,355
31403B 3Z 4    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                  52,471    52,471
313633 UK 3    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                      97        97
31363C MM 8    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                      12        12
31371J L4 4    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     150       150
31371J XA 7    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   2,447     2,447
31371K HY 0    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  10,801    10,801
31371K WJ 6    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 144,362   144,362
31371K XY 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  38,677    38,677
31371L DH 9    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 336,256   336,256
31382S GP 0    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  91,628    91,628
31383P 2X 3    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     254       254
31383R FV 9    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   4,043     4,043
31383W X7 1    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     141       141
31385H 5B 4    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 137,835   137,835
31385J GG 7    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  15,231    15,231
31385J P5 1    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  80,466    80,466
31385J RN 0    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  97,514    97,514
31386E C4 8    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,287     1,287
31386H CG 4    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,456     1,456
31386H MR 9    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   2,068     2,068
31386M ZB 9    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   2,805     2,805
31386P UJ 0    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     539       539
31386R KK 4    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     788       788
31387H V5 6    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     519       519
31387T X2 5    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     961       961
31387U V6 5    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  71,469    71,469
31388M NB 0    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     256       256
31388N Q6 6    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  14,453    14,453
                                              CHANGE IN BOOK/ADJUSTED CARRYING VALUE
                                      ----------------------------------------------------------
                                                                     13
                               10                                 CURRENT                 15
                           PRIOR YEAR     11           12          YEAR'S      14        TOTAL
                              BOOK/   UNREALIZED     CURRENT     OTHER THAN   TOTAL     FOREIGN
      1                     ADJUSTED   VALUATION     YEAR'S      TEMPORARY  CHANGE IN   EXCHANGE
    CUSIP           9       CARRYING   INCREASE/ (AMORTIZATION)/ IMPAIRMENT B./A.C.V.  CHANGE IN
IDENTIFICATION ACTUAL COST   VALUE    (DECREASE)    ACCRETION    RECOGNIZED (11+12-13) B./A.C.V.
------------------------------------------------------------------------------------------------
31384V ZR 6          1,470      1,499                    (73)                     (73)
31384X 3K 2         15,676     16,000                   (790)                    (790)
31386D UB 4            371        388                    (27)                     (27)
31386F YK 5          1,293      1,319                    (52)                     (52)
31387F GV 0          6,630      6,709                   (276)                    (276)
31388C 3E 8         43,714     44,096                 (1,873)                  (1,873)
31388C 4X 5          5,277      5,297                   (200)                    (200)
31389G TU 4          1,220      1,232                    (64)                     (64)
31389L D8 9          4,456      4,522                   (255)                    (255)
31389N NB 7          2,296      2,320                   (121)                    (121)
31389V S5 7          4,876      4,902                   (234)                    (234)
31389V SY 4          1,284      1,287                    (58)                     (58)
31389X 6A 6            955        963                    (49)                     (49)
31390C AN 6            209        216                    (16)                     (16)
31390D HH 0            497        503                    (27)                     (27)
31390H CA 1          3,062      3,154                   (222)                    (222)
31390H CH 6            240        246                    (16)                     (16)
31390M HB 3          1,854      1,878                   (102)                    (102)
31400S Z9 3        143,084    143,190                 (5,980)                  (5,980)
31402U TY 8         55,833     55,791                   (186)                    (186)
31403B 3Y 7        202,181    201,996                   (641)                    (641)
31403B 3Z 4         52,686     52,645                   (174)                    (174)
313633 UK 3            107        104                     (7)                      (7)
31363C MM 8             13         14                     (2)                      (2)
31371J L4 4            154        169                    (20)                     (20)
31371J XA 7          2,500      2,621                   (175)                    (175)
31371K HY 0         10,724     10,629                    173                      173
31371K WJ 6        147,565    151,355                 (6,994)                  (6,994)
31371K XY 2         39,523     40,344                 (1,668)                  (1,668)
31371L DH 9        338,515    339,032                 (2,776)                  (2,776)
31382S GP 0         94,907    104,870                (13,242)                 (13,242)
31383P 2X 3            257        257                     (4)                      (4)
31383R FV 9          3,958      3,880                    163                      163
31383W X7 1            138        134                      7                        7
31385H 5B 4        141,981    142,976                 (5,141)                  (5,141)
31385J GG 7         15,769     17,007                 (1,776)                  (1,776)
31385J P5 1         82,886     83,481                 (3,016)                  (3,016)
31385J RN 0        100,448    101,242                 (3,727)                  (3,727)
31386E C4 8          1,324      1,364                    (77)                     (77)
31386H CG 4          1,481      1,539                    (83)                     (83)
31386H MR 9          2,114      2,258                   (189)                    (189)
31386M ZB 9          2,855      2,909                   (104)                    (104)
31386P UJ 0            551        575                    (36)                     (36)
31386R KK 4            805        843                    (55)                     (55)
31387H V5 6            527        557                    (38)                     (38)
31387T X2 5            969        986                    (25)                     (25)
31387U V6 5         72,061     72,627                 (1,158)                  (1,158)
31388M NB 0            260        271                    (15)                     (15)
31388N Q6 6         14,888     14,896                   (443)                    (443)

                                                                                   22
                                17                          20                    NAIC
                    16        FOREIGN    18       19       BOND                  DESIG-
                   BOOK/     EXCHANGE REALIZED   TOTAL   INTEREST/               NATION
                 ADJUSTED      GAIN     GAIN     GAIN      STOCK                   OR
      1          CARRYING     (LOSS)   (LOSS)   (LOSS)   DIVIDENDS      21       MARKET
    CUSIP        VALUE AT       ON       ON       ON     RECEIVED    MATURITY  INDICATOR
IDENTIFICATION DISPOSAL DATE DISPOSAL DISPOSAL DISPOSAL DURING YEAR    DATE       (a)
----------------------------------------------------------------------------------------
31384V ZR 6          1,426                            0         23  08/01/2015     1
31384X 3K 2         15,210                            0        224  06/01/2015     1
31386D UB 4            360                            0          6  12/01/2015     1
31386F YK 5          1,267                            0         20  01/01/2016     1
31387F GV 0          6,433                            0        116  06/01/2016     1
31388C 3E 8         42,223                            0        733  11/01/2016     1
31388C 4X 5          5,097                            0         79  11/01/2016     1
31389G TU 4          1,169                            0         18  02/01/2017     1
31389L D8 9          4,267                            0         68  03/01/2017     1
31389N NB 7          2,199                            0         34  04/01/2017     1
31389V S5 7          4,669                            0         71  05/01/2017     1
31389V SY 4          1,230                            0         19  05/01/2017     1
31389X 6A 6            914                            0         14  05/01/2017     1
31390C AN 6            200                            0          3  03/01/2017     1
31390D HH 0            476                            0          7  04/01/2017     1
31390H CA 1          2,932                            0         46  05/01/2017     1
31390H CH 6            229                            0          4  05/01/2017     1
31390M HB 3          1,775                            0         28  06/01/2017     1
31400S Z9 3        137,210                            0      1,641  04/01/2018     1
31402U TY 8         55,605                            0        631  09/01/2018     1
31403B 3Y 7        201,355                            0      2,224  09/01/2018     1
31403B 3Z 4         52,471                            0        572  09/01/2018     1
313633 UK 3             97                            0          2  07/01/2019     1
31363C MM 8             12                            0          0  11/01/2019     1
31371J L4 4            150                            0          3  06/01/2030     1
31371J XA 7          2,447                            0         45  03/01/2031     1
31371K HY 0         10,801                            0        159  01/01/2032     1
31371K WJ 6        144,362                            0      2,071  12/01/2032     1
31371K XY 2         38,677                            0        543  01/01/2033     1
31371L DH 9        336,256                            0      4,305  10/01/2033     1
31382S GP 0         91,628                            0      1,474  04/01/2029     1
31383P 2X 3            254                            0          4  09/01/2029     1
31383R FV 9          4,043                            0         58  08/01/2029     1
31383W X7 1            141                            0          2  11/01/2029     1
31385H 5B 4        137,835                            0      1,912  02/01/2032     1
31385J GG 7         15,231                            0        232  06/01/2032     1
31385J P5 1         80,466                            0      1,129  10/01/2032     1
31385J RN 0         97,514                            0      1,381  11/01/2032     1
31386E C4 8          1,287                            0         19  04/01/2031     1
31386H CG 4          1,456                            0         23  12/01/2030     1
31386H MR 9          2,068                            0         39  01/01/2031     1
31386M ZB 9          2,805                            0         39  10/01/2030     1
31386P UJ 0            539                            0          9  01/01/2031     1
31386R KK 4            788                            0         12  02/01/2031     1
31387H V5 6            519                            0          8  05/01/2031     1
31387T X2 5            961                            0         15  07/01/2031     1
31387U V6 5         71,469                            0      1,244  07/01/2031     1
31388M NB 0            256                            0          4  09/01/2031     1
31388N Q6 6         14,453                            0        190  01/01/2032     1


                                     QE05.3






                                                                       6
      1                                4                           NUMBER OF
    CUSIP          2          3     DISPOSAL             5         SHARES OF       7           8
IDENTIFICATION DESCRIPTION FOREIGN    DATE      NAME OF PURCHASER    STOCK   CONSIDERATION PAR VALUE
-----------------------------------------------------------------------------------------------------
31389C Q8 5    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   4,985     4,985
31389F J9 4    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 129,069   129,069
31389T VH 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  51,136    51,136
31390H ST 3    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     671       671
31390K CM 8    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  30,804    30,804
31390K WQ 7    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   2,497     2,497
31390P GK 7    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  40,295    40,295
31390Y PN 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 144,473   144,473
31391F TZ 1    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 377,452   377,452
31391U C5 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,686     1,686
31391U J2 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,940     1,940
31400C 6B 5    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   2,505     2,505
31400F C6 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   4,082     4,082
31400H YZ 0    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  16,303    16,303
31400J RY 7    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 171,702   171,702
31400K G3 4    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  34,797    34,797
31400K GZ 3    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   5,629     5,629
31400Q TN 3    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  25,336    25,336
31400R MA 6    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   2,781     2,781
31400R ML 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  16,698    16,698
31400R NT 4    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     609       609
31400T B2 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   6,303     6,303
31401A GE 1    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  12,463    12,463
31401B NS 0    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  63,889    63,889
31402Q LZ 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  60,835    60,835
31402Q TR 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 162,410   162,410
31402X EP 7    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  21,475    21,475
31402Y GF 5    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  75,013    75,013
31403B CG 6    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  11,433    11,433
31403F JF 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  11,401    11,401
31403F JW 5    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  12,612    12,612
31404M 6Q 6    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  14,297    14,297
31405A TY 9    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  18,925    18,925
31405A U9 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 157,623   157,623
31405D D4 6    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  20,698    20,698
31406A 6Y 3    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     295       295
31406D EL 6    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 106,007   106,007
31406D FK 7    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 163,585   163,585
31406M UD 6    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 226,696   226,696
31408E G5 5    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 266,278   266,278
31413Q R4 2    FNMA 30YR           01/01/2009 Various                                    0         0
31414A D5 8    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 239,338   239,338
31414K 6R 6    FNMA 30YR
               ALT-A               03/01/2009 SCHEDULED REDEMPTION               1,353,975 1,353,975
31414K 6S 4    FNMA 30YR
               ALT-A               03/01/2009 SCHEDULED REDEMPTION                 887,561   887,561
31377T VK 9    FNMA 30YR
               MULTI               03/01/2009 SCHEDULED REDEMPTION                   7,591     7,591
31377T VL 7    FNMA 30YR
               MULTI               03/01/2009 SCHEDULED REDEMPTION                   9,036     9,036
31377T WC 6    FNMA 30YR
               MULTI               03/01/2009 SCHEDULED REDEMPTION                   6,792     6,792
31377T WK 8    FNMA 30YR
               MULTI               03/01/2009 SCHEDULED REDEMPTION                  16,306    16,306
31410G NB 5    FNMA 30YR
               10/20 INT           03/01/2009 SCHEDULED REDEMPTION               2,305,410 2,305,410
               FIRST

                                              CHANGE IN BOOK/ADJUSTED CARRYING VALUE
                                      ----------------------------------------------------------
                                                                     13
                               10                                 CURRENT                 15
                           PRIOR YEAR     11           12          YEAR'S      14        TOTAL
                              BOOK/   UNREALIZED     CURRENT     OTHER THAN   TOTAL     FOREIGN
      1                     ADJUSTED   VALUATION     YEAR'S      TEMPORARY  CHANGE IN   EXCHANGE
    CUSIP           9       CARRYING   INCREASE/ (AMORTIZATION)/ IMPAIRMENT B./A.C.V.  CHANGE IN
IDENTIFICATION ACTUAL COST   VALUE    (DECREASE)    ACCRETION    RECOGNIZED (11+12-13) B./A.C.V.
-------------------------------------------------------------------------------------------------
31389C Q8 5          5,022     5,090                        (105)                 (105)
31389F J9 4        132,951   133,648                      (4,579)               (4,579)
31389T VH 2         52,674    53,138                      (2,002)               (2,002)
31390H ST 3            679       687                         (16)                  (16)
31390K CM 8         31,579    33,298                      (2,493)               (2,493)
31390K WQ 7          2,585     2,704                        (207)                 (207)
31390P GK 7         42,134    45,301                      (5,006)               (5,006)
31390Y PN 2        148,819   149,885                      (5,412)               (5,412)
31391F TZ 1        390,545   390,504                     (13,052)              (13,052)
31391U C5 2          1,766     1,896                        (210)                 (210)
31391U J2 2          2,032     2,151                        (211)                 (211)
31400C 6B 5          2,522     2,523                         (18)                  (18)
31400F C6 2          4,109     4,121                         (40)                  (40)
31400H YZ 0         16,413    16,404                        (100)                 (100)
31400J RY 7        175,377   175,511                      (3,809)               (3,809)
31400K G3 4         35,031    35,088                        (291)                 (291)
31400K GZ 3          5,666     5,677                         (49)                  (49)
31400Q TN 3         25,507    25,552                        (216)                 (216)
31400R MA 6          2,800     2,801                         (20)                  (20)
31400R ML 2         16,810    16,827                        (128)                 (128)
31400R NT 4            647       645                         (36)                  (36)
31400T B2 2          6,346     6,354                         (51)                  (51)
31401A GE 1         12,546    12,557                         (94)                  (94)
31401B NS 0         64,408    64,485                        (596)                 (596)
31402Q LZ 2         61,244    61,290                        (455)                 (455)
31402Q TR 2        168,043   169,783                      (7,373)               (7,373)
31402X EP 7         21,757    22,039                        (564)                 (564)
31402Y GF 5         75,974    76,038                      (1,025)               (1,025)
31403B CG 6         11,744    12,086                        (653)                 (653)
31403F JF 2         11,494    11,497                         (95)                  (95)
31403F JW 5         12,714    12,710                         (99)                  (99)
31404M 6Q 6         14,015    14,002                         295                   295
31405A TY 9         18,553    18,532                         393                   393
31405A U9 2        154,519   154,146                       3,477                 3,477
31405D D4 6         20,291    20,250                         448                   448
31406A 6Y 3            299       300                          (5)                   (5)
31406D EL 6        107,365   107,428                      (1,421)               (1,421)
31406D FK 7        165,681   165,647                      (2,061)               (2,061)
31406M UD 6        234,560   235,832                      (9,135)               (9,135)
31408E G5 5        257,832   258,043                       8,235                 8,235
31413Q R4 2              0         0                                                 0
31414A D5 8        251,155   251,053                     (11,715)              (11,715)
31414K 6R 6
                  1,405,595 1,399,858                    (45,883)              (45,883)
31414K 6S 4
                   921,399   919,205                     (31,644)              (31,644)
31377T VK 9
                     7,894     7,855                        (264)                 (264)
31377T VL 7
                     9,365     9,322                        (286)                 (286)
31377T WC 6
                     6,831     6,826                         (34)                  (34)
31377T WK 8
                    16,749    16,690                        (385)                 (385)
31410G NB 5
                 2,304,689 2,304,730                         680                   680



                                                                                   22
                                17                          20                    NAIC
                    16        FOREIGN    18       19       BOND                  DESIG-
                   BOOK/     EXCHANGE REALIZED   TOTAL   INTEREST/               NATION
                 ADJUSTED      GAIN     GAIN     GAIN      STOCK                   OR
      1          CARRYING     (LOSS)   (LOSS)   (LOSS)   DIVIDENDS      21       MARKET
    CUSIP        VALUE AT       ON       ON       ON     RECEIVED    MATURITY  INDICATOR
IDENTIFICATION DISPOSAL DATE DISPOSAL DISPOSAL DISPOSAL DURING YEAR    DATE       (a)
----------------------------------------------------------------------------------------
31389C Q8 5            4,985                          0          59 12/01/2031      1
31389F J9 4          129,069                          0       1,913 01/01/2032      1
31389T VH 2           51,136                          0         760 10/01/2032      1
31390H ST 3              671                          0           8 07/01/2033      1
31390K CM 8           30,804                          0         467 06/01/2032      1
31390K WQ 7            2,497                          0          36 08/01/2032      1
31390P GK 7           40,295                          0         593 08/01/2032      1
31390Y PN 2          144,473                          0       2,053 09/01/2032      1
31391F TZ 1          377,452                          0       5,355 09/01/2032      1
31391U C5 2            1,686                          0          24 01/01/2033      1
31391U J2 2            1,940                          0          28 01/01/2033      1
31400C 6B 5            2,505                          0          30 04/01/2033      1
31400F C6 2            4,082                          0          53 03/01/2033      1
31400H YZ 0           16,303                          0         219 03/01/2033      1
31400J RY 7          171,702                          0       2,126 02/01/2033      1
31400K G3 4           34,797                          0         409 03/01/2033      1
31400K GZ 3            5,629                          0          53 03/01/2033      1
31400Q TN 3           25,336                          0         330 04/01/2033      1
31400R MA 6            2,781                          0          34 04/01/2033      1
31400R ML 2           16,698                          0         227 03/01/2033      1
31400R NT 4              609                          0           9 02/01/2033      1
31400T B2 2            6,303                          0          86 05/01/2033      1
31401A GE 1           12,463                          0         146 04/01/2033      1
31401B NS 0           63,889                          0         829 04/01/2033      1
31402Q LZ 2           60,835                          0         793 08/01/2033      1
31402Q TR 2          162,410                          0       2,295 11/01/2034      1
31402X EP 7           21,475                          0         305 07/01/2033      1
31402Y GF 5           75,013                          0       1,008 10/01/2033      1
31403B CG 6           11,433                          0         170 11/01/2033      1
31403F JF 2           11,401                          0         138 10/01/2033      1
31403F JW 5           12,612                          0         154 10/01/2033      1
31404M 6Q 6           14,297                          0         190 06/01/2034      1
31405A TY 9           18,925                          0         228 06/01/2034      1
31405A U9 2          157,623                          0       2,017 06/01/2034      1
31405D D4 6           20,698                          0         275 07/01/2034      1
31406A 6Y 3              295                          0           4 12/01/2034      1
31406D EL 6          106,007                          0       1,302 12/01/2034      1
31406D FK 7          163,585                          0       2,041 12/01/2034      1
31406M UD 6          226,696                          0       3,359 01/01/2035      1
31408E G5 5          266,278                          0       3,475 01/01/2036      1
31413Q R4 2                0                          0             09/01/2037      1
31414A D5 8          239,338                          0       4,156 11/01/2037      1
31414K 6R 6
                   1,353,975                          0      21,887 01/01/2038      1
31414K 6S 4
                     887,561                          0      11,804 01/01/2038      1
31377T VK 9
                       7,591                          0          97 04/01/2034      1
31377T VL 7
                       9,036                          0         115 04/01/2034      1
31377T WC 6
                       6,792                          0          81 03/01/2034      1
31377T WK 8
                      16,306                          0         203 03/01/2034      1
31410G NB 5
                   2,305,410                          0      32,790 10/01/2037      1



                                     QE05.4

                               SCHEDULE D - PART 4

   Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of
                           During the Current Quarter






                                                                       6
      1                                4                           NUMBER OF
    CUSIP          2          3     DISPOSAL             5         SHARES OF       7           8
IDENTIFICATION DESCRIPTION FOREIGN    DATE      NAME OF PURCHASER    STOCK   CONSIDERATION PAR VALUE
------------------------------------------------------------------------------------------------------
31411V  MZ 9   FNMA 30YR           03/01/2009 SCHEDULED
               10/20 INT                      REDEMPTION
               FIRST                                                               558,805    558,805
31411W  NR 4   FNMA 30YR           03/01/2009 SCHEDULED
               10/20 INT                      REDEMPTION
               FIRST                                                               217,236    217,236
31412A  D6 8   FNMA 30YR           03/01/2009 SCHEDULED
               10/20 INT                      REDEMPTION
               FIRST                                                               258,485    258,485
31359S  J3 5   FNMA_01-19          03/01/2009 SCHEDULED
                                              REDEMPTION                            65,120     65,120
31359S  JT 8   FNMA_01-5           03/01/2009 SCHEDULED
                                              REDEMPTION                            17,638     17,638
31392C  KP 8   FNMA_02-15          03/25/2009 SCHEDULED
                                              REDEMPTION                           139,538    139,538
31392F  P9 2   FNMA_02-82          03/25/2009 SCHEDULED
                                              REDEMPTION                           150,080    150,080
31394A  E2 8   FNMA_04-69          03/01/2009 SCHEDULED
                                              REDEMPTION                           173,434    173,434
31364H  AJ 6   FNSTR_E             03/01/2009 SCHEDULED
                                              REDEMPTION                               815        815
31364H  AM 9   FNSTR_F             03/01/2009 SCHEDULED
                                              REDEMPTION                               312        312
83162C  QD 8   SBAP_06-20C         03/01/2009 SCHEDULED
                                              REDEMPTION                           166,107    166,107
83162C  QN 6   SBAP_06-20I         03/13/2009 Various                           12,564,929 12,006,288
83162C  QP 1   SBAP_06-20J         02/26/2009 BANC OF
                                              AMERICA
                                              SECURITIES LLC                     6,525,940  6,258,018
795485  AA 9   SBM6_86-1           03/01/2009 SCHEDULED
                                              REDEMPTION                               972        972
31374T  C3 1   FNMA 15YR           03/01/2009 SCHEDULED
                                              REDEMPTION                            18,940     18,940
3199999.       Total - Bonds                                                    39,754,202 38,927,640
               - U.S.
               Special
               Revenue &
               Assessment
BONDS - INDUSTRIAL AND MISCELLANEOUS
00432C  AG 6   ACCSS_01            02/25/2009 SCHEDULED
                                              REDEMPTION                            32,868     32,868
004406  AA 2   ACE_06-GP1          03/25/2009 SCHEDULED
                                              REDEMPTION                           175,010    175,010
03062X  AC 0   AMCAR_06-BG         03/06/2009 SCHEDULED
                                              REDEMPTION                           586,642    586,642
024937  AA 2   AMERICAN            03/09/2009 IMPERIAL
               CAPITAL                        CAPITAL LLC
               STRATEGIES
               LTD.                                                              8,883,280 25,000,000
001957  AV 1   AT&T CORP           03/15/2009 MATURED                              450,000    450,000
05947U  C8 9   BACM_05-1           03/01/2009 SCHEDULED
                                              REDEMPTION                                 0          0
05947U  D2 1   BACM_05-1           03/01/2009 SCHEDULED
                                              REDEMPTION                           156,108    156,108
87203R  AA 0   BAE SYSTEMS     F   03/15/2009 Various
               ASSET TRUST                                                          56,839     56,839
084664  BD 2   BERKSHIRE           03/10/2009 BARCLAYS                             987,206
               HATHAWAY                       CAPITAL INC
               FINANCE CORP                                                                   985,000
084664  BG 5   BERKSHIRE           03/06/2009 BROADPOINT                           751,508
               HATHAWAY                       CAPITAL INC
               FINANCE CORP                                                                   735,000
111021  AD 3   BRITISH              2/19/2009 CREDIT SUISSE                      3,783,914
               TELECOMMUNICATIONS             FIRST BOSTON
               PUBLIC          F                                                            3,620,000
07383F  AQ 1   BSCMS_99-C1         03/01/2009 SCHEDULED
                                              REDEMPTION                           670,010    670,010
12189P  AJ 1   BURLINGTON          01/15/2009 SCHEDULED                            142,469
               NORTHERN AND                   REDEMPTION
               SANTE FE  R                                                                    142,469
12189P  AF 9   BURLINGTON          01/02/2009 SCHEDULED
               NORTHERN                       REDEMPTION
               SANTE FE R.                                                         121,594    121,594
12322U  AA 7   BUSHNELL LOAN       01/28/2009 SCHEDULED
               FUND II_08-1A                  REDEMPTION                         1,033,021  1,033,021
144141  CK 2   CAROLINA            03/01/2009 MATURED
               POWER & LIGHT
               CO                                                                3,000,000  3,000,000
14984W  AA 8   CBAC_07-1A          03/01/2009 SCHEDULED
                                              REDEMPTION                           238,805    238,805
172967  AX 9   CITIGROUP INC       03/15/2009 MATURED                            5,000,000  5,000,000
161443  AH 9   CMAOT_05-B          02/15/2009 SCHEDULED
                                              REDEMPTION                           215,082    215,082
14040K  CH 9   COMT_02-1A          01/15/2009 SCHEDULED
                                              REDEMPTION                         4,250,000  4,250,000
22541L  AC 7   CREDIT SUISSE       02/24/2009 CREDIT SUISSE
               FIRST BOSTON                   FIRST BOSTON
               (USA)                                                             5,104,200  5,000,000
12629R  AA 4   CSAMF-4A            01/12/2009 SCHEDULED
                                              REDEMPTION                            44,587     44,587
22540A  3E 6   CSFB_01-CK3         03/01/2009 SCHEDULED
                                              REDEMPTION                           158,154    158,154
22540V  N4 0   CSFB_02-HE11        03/25/2009 SCHEDULED
                                              REDEMPTION                            36,800     36,800
22540A  LK 2   CSFB_99-C1          03/11/2009 SCHEDULED
                                              REDEMPTION                           507,982    507,982
12669F  GX 5   CWHL_03-J13         02/04/2009 Various                            1,608,534  1,668,737
23243N  AF 5   CWL_06-S4           03/01/2009 SCHEDULED
                                              REDEMPTION                           119,075    119,075
126683  AC 5   CWL_06-S5           03/01/2009 SCHEDULED
                                              REDEMPTION                            51,236     51,236
12669R  AB 3   CWL_07-S1           03/01/2009 SCHEDULED
                                              REDEMPTION                           204,387    204,387
12669R  AC 1   CWL_07-S1           03/01/2009 SCHEDULED
                                              REDEMPTION                           204,387    204,387
23322B  CM 8   DLJCM_98-CG1        03/01/2009 SCHEDULED
                                              REDEMPTION                           439,789    439,789
264399  DL 7   DUKE ENERGY         01/01/2009 MATURED
               CAROLINAS
               LLC                                                               1,250,000  1,250,000

                                              CHANGE IN BOOK/ADJUSTED CARRYING VALUE
                                      ----------------------------------------------------------
                                                                     13
                               10                                 CURRENT                 15
                           PRIOR YEAR     11           12          YEAR'S      14        TOTAL
                              BOOK/   UNREALIZED     CURRENT     OTHER THAN   TOTAL     FOREIGN
      1                     ADJUSTED   VALUATION     YEAR'S      TEMPORARY  CHANGE IN   EXCHANGE
    CUSIP           9       CARRYING   INCREASE/ (AMORTIZATION)/ IMPAIRMENT B./A.C.V.  CHANGE IN
IDENTIFICATION ACTUAL COST   VALUE    (DECREASE)    ACCRETION    RECOGNIZED (11+12-13) B./A.C.V.
------------------------------------------------------------------------------------------------
31411V  MZ 9

                   544,617    546,521                     12,284                12,284
31411W  NR 4

                   211,686    212,360                      4,875                 4,875
31412A  D6 8

                   251,963    252,759                      5,726                 5,726
31359S  J3 5
                    68,325     68,251                     (3,132)               (3,132)
31359S  JT 8
                    17,847     17,843                       (205)                 (205)
31392C  KP 8
                   140,639    139,538                                                0
31392F  P9 2
                   150,127    150,080                                                0
31394A  E2 8
                   180,968    183,397                     (9,963)               (9,963)
31364H  AJ 6
                       742        803                         12                    12
31364H  AM 9
                       325        312                                                0
83162C  QD 8
                   164,290    164,411                      1,696                 1,696
83162C  QN 6    12,006,288 12,006,288                                                0
83162C  QP 1

                 6,258,018  6,258,018                                                0
795485  AA 9
                       956        972                                                0
31374T  C3 1
                    18,952     18,950                        (10)                  (10)
3199999.        39,161,131 39,183,990         0         (256,350)        0    (256,350)        0




BONDS - INDUSTRIAL AND MISCELLANEOUS
00432C  AG 6
                    32,540     32,859                         10                    10
004406  AA 2
                   175,010    175,010                                                0
03062X  AC 0
                   575,367    582,619                      4,023                 4,023
024937  AA 2


                24,989,500 24,992,169                        267                   267
001957  AV 1       422,042    449,077                        923                   923
05947U  C8 9
                         0          0                                                0
05947U  D2 1
                   153,712    154,676                      1,432                 1,432
87203R  AA 0
                    59,276    111,403                     (3,211)               (3,211)
084664  BD 2

                   983,900    983,918                         45                    45
084664  BG 5

                   732,948    732,980                         76                    76
111021  AD 3

                 3,915,593  3,704,503                     (5,663)               (5,663)
07383F  AQ 1
                   690,424    670,335                       (325)                 (325)
12189P  AJ 1

                   142,469    142,469                                                0
12189P  AF 9

                   143,386    136,230                    (14,636)              (14,636)
12322U  AA 7
                 1,033,021  1,033,021                                                0
144141  CK 2

                 2,884,140  2,996,932                      3,068                 3,068
14984W  AA 8
                   238,725    238,755                         50                    50
172967  AX 9     4,974,100  4,999,166                        834                   834
161443  AH 9
                   214,040    215,024                         59                    59
14040K  CH 9
                 4,020,234  4,241,500                      8,500                 8,500
22541L  AC 7

                 5,396,450  5,159,132                     (7,577)               (7,577)
12629R  AA 4
                    44,729     44,633                        (46)                  (46)
22540A  3E 6
                   172,771    161,773                     (3,619)               (3,619)
22540V  N4 0
                    36,800     36,800                                                0
22540A  LK 2
                   590,033    514,970                     (6,987)               (6,987)
12669F  GX 5     1,653,093  1,655,272                        171                   171
23243N  AF 5
                   119,073    119,074                          1                     1
126683  AC 5
                    51,235     51,235                          1                     1
12669R  AB 3
                   204,385    204,386                          1                     1
12669R  AC 1
                   204,377    204,381                          6                     6
23322B  CM 8
                   488,956    441,480                     (1,690)               (1,690)
264399  DL 7

                 1,187,038  1,250,000                                                0


                                                                                           22
                                17                                  20                    NAIC
                    16        FOREIGN      18           19         BOND                  DESIG-
                   BOOK/     EXCHANGE   REALIZED       TOTAL     INTEREST/               NATION
                 ADJUSTED      GAIN       GAIN         GAIN        STOCK                   OR
      1          CARRYING     (LOSS)     (LOSS)       (LOSS)     DIVIDENDS     21        MARKET
    CUSIP        VALUE AT       ON         ON           ON       RECEIVED   MATURITY   INDICATOR
IDENTIFICATION DISPOSAL DATE DISPOSAL   DISPOSAL     DISPOSAL   DURING YEAR   DATE        (A)
--------------------------------------  ----------------------  --------------------------------
31411V  MZ 9

                     558,805                                  0     7,678   05/01/2037      1
31411W  NR 4

                     217,236                                  0     2,543   04/01/2037      1
31412A  D6 8

                     258,485                                  0     3,348   05/01/2037      1
31359S  J3 5
                      65,120                                  0       955   05/01/2031      1
31359S  JT 8
                      17,638                                  0       275   03/01/2031      1
31392C  KP 8
                     139,538                                  0       367   04/25/2032      1
31392F  P9 2
                     150,080                                  0       334   12/25/2032      1
31394A  E2 8
                     173,434                                  0     2,617   05/01/2033      1
31364H  AJ 6
                         815                                  0        10   09/01/2010      1
31364H  AM 9
                         312                                  0         5   05/01/2009      1
83162C  QD 8
                     166,107                                  0     4,691   03/01/2026    1FE
83162C  QN 6      12,006,288               558,641      558,641   365,404   09/01/2026    1FE
83162C  QP 1

                   6,258,018               267,921      267,921   141,890   10/01/2026    1FE
795485  AA 9
                         972                                  0        13   12/01/2011    1FE
31374T  C3 1
                      18,940                                  0       254   09/01/2013      1
3199999.          38,927,640       0       826,562      826,562   777,012        XXX      XXX




BONDS - INDUSTRIAL AND MISCELLANEOUS
00432C  AG 6
                      32,868                                  0       253   05/25/2034    1FE
004406  AA 2
                     175,010                                  0       219   02/25/2031    1FE
03062X  AC 0
                     586,642                                  0     6,842   10/06/2011    2FE
024937  AA 2


                  24,992,436           (16,109,156) (16,109,156)  955,723   08/01/2012    3FE
001957  AV 1         450,000                                  0    13,500   03/15/2009    1FE
05947U  C8 9
                           0                                  0             11/01/2042    1FE
05947U  D2 1
                     156,108                                  0     1,752   11/01/2042    1FE
87203R  AA 0
                      56,839                                  0     1,892   09/15/2013    2FE
084664  BD 2

                     983,963                 3,243        3,243    14,852   05/15/2013    1FE
084664  BG 5

                     733,055                18,453       18,453    21,948   08/15/2013    1FE
111021  AD 3

                   3,698,840                85,074       85,074    56,808   12/15/2010    2FE
07383F  AQ 1
                     670,010                                  0     5,093   02/01/2031    1FE
12189P  AJ 1

                     142,469                                  0     4,792   07/15/2022    1FE
12189P  AF 9

                     121,594                                  0     4,602   01/02/2021    1FE
12322U  AA 7
                   1,033,021                                  0    14,563   10/28/2015    1FE
144141  CK 2

                   3,000,000                                  0    89,250   03/01/2009    1FE
14984W  AA 8
                     238,805                                  0     3,259   07/01/2039    1FE
172967  AX 9       5,000,000                                  0   155,000   03/15/2009    1FE
161443  AH 9
                     215,082                                  0     1,361   06/15/2012    1FE
14040K  CH 9
                   4,250,000                                  0     6,569   11/15/2011    1FE
22541L  AC 7

                   5,151,555               (47,355)     (47,355)  200,417   01/15/2012    1FE
12629R  AA 4
                      44,587                                  0       571   06/09/2016    1FE
22540A  3E 6
                     158,154                                  0     2,283   06/01/2034    1FE
22540V  N4 0
                      36,800                                  0       147   10/25/2032    1FE
22540A  LK 2
                     507,982                                  0     8,399   09/11/2041    1FE
12669F  GX 5       1,655,442               (46,908)     (46,908)   15,671   01/01/2019    1FE
23243N  AF 5
                     119,075                                  0     1,560   07/01/2034    2FE
126683  AC 5
                      51,236                                  0       707   06/01/2035    5FE
12669R  AB 3
                     204,387                                  0     2,618   11/01/2036    4FE
12669R  AC 1
                     204,387                                  0     2,712   11/01/2036    4FE
23322B  CM 8
                     439,789                                  0     5,647   06/01/2031    1FE
264399  DL 7

                   1,250,000                                  0    33,594   01/01/2009    1FE


                                     QE05.5

                               SCHEDULE D - PART 4

   Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of
                           During the Current Quarter






                                                                       6
      1                                4                           NUMBER OF
    CUSIP          2          3     DISPOSAL             5         SHARES OF       7           8
IDENTIFICATION DESCRIPTION FOREIGN    DATE      NAME OF PURCHASER    STOCK   CONSIDERATION PAR VALUE
-----------------------------------------------------------------------------------------------------
294751 BP 6    EQABS_02-5          03/01/2009 SCHEDULED REDEMPTION                 132,933    132,933
31865Q AH 4    FARGT_03-2          03/15/2009 SCHEDULED REDEMPTION                 115,869    115,869
31331F AU 5    FEDERAL
               EXPRESS
               CORP 1997
               PASS THR            01/15/2009 SCHEDULED REDEMPTION                 112,245    112,245
35729P AK 6    FHLT_02-2           03/25/2009 SCHEDULED REDEMPTION                 565,719    565,719
35729P AT 7    FHLT_03-1           02/25/2009 SCHEDULED REDEMPTION                  51,630     51,630
350259 AA 5    FOSTERS
               FINANCE
               CORPORATION    F    03/13/2009 STIFEL, NICOLAUS & CO              5,549,610  5,500,000
337378 AB 9    FUNBC_99-C4         03/01/2009 SCHEDULED REDEMPTION                 272,043    272,043
337366 AB 4    FUNCM_99-C2         01/01/2009 SCHEDULED REDEMPTION                 323,584    323,584
337366 AE 8    FUNCM_99-C2         03/01/2009 SCHEDULED REDEMPTION               3,000,000  3,000,000
36158Y AB 5    GECMC_00-1          03/01/2009 SCHEDULED REDEMPTION                  76,348     76,348
361849 QE 5    GMACC_01-C1         03/01/2009 SCHEDULED REDEMPTION                   9,012      9,012
361849 CP 5    GMACC_97-C2         03/01/2009 SCHEDULED REDEMPTION                  31,406     31,406
38141M MP 3    GOLDMAN
               SACHS GROUP
               INC. (THE)          02/25/2009 MATURED                            3,000,000  3,000,000
393505 KD 3    GT_95-9             03/15/2009 SCHEDULED REDEMPTION                  74,939     74,939
449182 BL 7    HART_05-A           03/15/2009 SCHEDULED REDEMPTION                 130,797    130,797
449182 BN 3    HART_05-A           03/15/2009 SCHEDULED REDEMPTION               1,066,698  1,066,698
22541N HH 5    HEAT_02-3           03/25/2009 SCHEDULED REDEMPTION                 252,603    252,603
441812 GE 8    HOUSEHOLD
               FINANCE
               CORPORATION         02/01/2009 MATURED                            2,000,000  2,000,000
403914 AB 0    HSBC USA
               INC                 03/01/2009 MATURED                              300,000    300,000
449670 BB 3    IMCHE_96-2          03/01/2009 SCHEDULED REDEMPTION                  14,757     14,757
464187 AF 0    IRWHE_02-A          03/01/2009 SCHEDULED REDEMPTION                 104,556    104,556
244217 BG 9    JOHN DEERE
               CAPITAL
               CORP                03/04/2009 Various                              161,101    150,000
24422E QQ 5    JOHN DEERE
               CAPITAL
               CORPORATION         02/09/2009 BARCLAYS CAPITAL INC              14,952,940 15,000,000
617059 EU 0    JPMC_98-C6          03/01/2009 SCHEDULED REDEMPTION               2,400,848  2,400,848
46625M 2L 2    JPMCC_04-
               CB8                 03/01/2009 SCHEDULED REDEMPTION                  27,059     27,059
46625Y TY 9    JPMCC_05-
               LDP4                03/01/2009 SCHEDULED REDEMPTION                  65,329     65,329
49725V AA 0    KIOWA POWER
               PARTNERS
               LLC SER A           03/30/2009 SCHEDULED REDEMPTION                 194,242    194,242
493268 BB 1    KSLT_01-A           03/27/2009 SCHEDULED REDEMPTION                  73,236     73,236
493268 BG 0    KSLT_02-A           02/27/2009 SCHEDULED REDEMPTION                 109,621    109,621
501773 CS 2    LBCMT_99-C1         03/01/2009 SCHEDULED REDEMPTION               2,862,645  2,862,645
86359D UE 5    LBSBC_05-2A         01/01/2009 SCHEDULED REDEMPTION                  15,959     15,959
52520V AB 9    LBSBC_06-2A         03/01/2009 SCHEDULED REDEMPTION                 927,303    927,303
52108H LG 7    LBUBS_02-C4         03/11/2009 SCHEDULED REDEMPTION                  84,442     84,442
52521R CN 9    LMT_07-5            03/01/2009 SCHEDULED REDEMPTION                 458,455    458,455
52524P AN 2    LXS_07-6            03/01/2009 SCHEDULED REDEMPTION                 563,122    563,122
55262T EC 3    MBNAM_99-B          03/15/2009 SCHEDULED REDEMPTION               7,250,000  7,250,000
590188 JP 4    MERRILL
               LYNCH & CO.
               INC                 02/17/2009 MATURED                            3,000,000  3,000,000
57117P AH 7    MLR_06-1A           02/15/2009 SCHEDULED REDEMPTION                  57,941     57,941
61746R AG 6    MSAC_02-NC6         03/25/2009 SCHEDULED REDEMPTION                 383,439    383,439
617451 CM 9    MSC_06-T21          03/01/2009 SCHEDULED REDEMPTION                  72,749     72,749
61745M NR 0    MSC_99-LIFE         03/01/2009 SCHEDULED REDEMPTION               1,274,506  1,274,506
61746W GB 0    MSDWC_01-
               TOP1                03/01/2009 SCHEDULED REDEMPTION                  30,529     30,529
61746W HF 0    MSDWC_01-
               TOP3                03/01/2009 SCHEDULED REDEMPTION                  34,464     34,464
61746W WT 3    MSDWC_02-
               IQ3                 03/01/2009 Various                               80,927     80,927
655042 AC 3    NOBLE
               DRILLING
               CORP                03/15/2009 MATURED                              250,000    250,000
674135 DM 7    OAK_98-B            03/01/2009 SCHEDULED REDEMPTION                  36,542     36,542
67773# AD 2    OHIO VALLEY
               ELECTRIC
               CORP                02/15/2009 SCHEDULED REDEMPTION                 313,006    313,006
74438W AB 2    PMCF_01-
               ROCK                03/01/2009 SCHEDULED REDEMPTION                  86,887     86,887
69348H BK 3    PNCMA_00-C1         03/01/2009 SCHEDULED REDEMPTION                 467,909    467,909

                                              CHANGE IN BOOK/ADJUSTED CARRYING VALUE
                                      ----------------------------------------------------------
                                                                     13
                               10                                 CURRENT                 15
                           PRIOR YEAR     11           12          YEAR'S      14        TOTAL
                              BOOK/   UNREALIZED     CURRENT     OTHER THAN   TOTAL     FOREIGN
      1                     ADJUSTED   VALUATION     YEAR'S      TEMPORARY  CHANGE IN   EXCHANGE
    CUSIP           9       CARRYING   INCREASE/ (AMORTIZATION)/ IMPAIRMENT B./A.C.V.  CHANGE IN
IDENTIFICATION ACTUAL COST   VALUE    (DECREASE)    ACCRETION    RECOGNIZED (11+12-13) B./A.C.V.
------------------------------------------------------------------------------------------------
294751 BP 6        132,933    132,933                                               0
31865Q AH 4        115,869    115,869                                               0
31331F AU 5


                   119,594    116,411                    (4,166)               (4,166)
35729P AK 6        563,244    560,060                     5,659                 5,659
35729P AT 7         51,589     51,630                                               0
350259 AA 5

                 5,770,134  5,589,894                    (7,400)               (7,400)
337378 AB 9        305,846    275,730                    (3,687)               (3,687)
337366 AB 4        329,126    323,705                      (122)                 (122)
337366 AE 8      3,044,994  3,002,538                    (2,538)               (2,538)
36158Y AB 5         78,629     76,889                      (542)                 (542)
361849 QE 5          9,944      9,349                      (337)                 (337)
361849 CP 5         32,024     31,406                                               0
38141M MP 3

                 2,951,160  2,998,827                     1,173                 1,173
393505 KD 3         77,398     75,054                      (115)                 (115)
449182 BL 7        130,773    130,795                         3                     3
449182 BN 3      1,066,538  1,066,686                        12                    12
22541N HH 5        252,603    252,603                                               0
441812 GE 8

                 1,921,100  1,998,921                     1,079                 1,079
403914 AB 0
                   315,715    300,516                      (516)                 (516)
449670 BB 3         15,308     15,089                      (332)                 (332)
464187 AF 0        104,527    104,556                                               0
244217 BG 9

                   171,174    158,725                      (397)                 (397)
24422E QQ 5

                14,890,000 14,904,828                     2,253                 2,253
617059 EU 0      2,624,160  2,423,581                   (22,733)              (22,733)
46625M 2L 2
                    25,196     25,610                     1,450                 1,450
46625Y TY 9
                    65,654     65,433                      (103)                 (103)
49725V AA 0

                   194,242    194,242                                               0
493268 BB 1         72,261     73,105                       131                   131
493268 BG 0        109,621    109,621                                               0
501773 CS 2      2,949,083  2,864,949                    (2,304)               (2,304)
86359D UE 5         15,957     15,957                         2                     2
52520V AB 9        927,259    927,264                        39                    39
52108H LG 7         84,862     84,568                      (125)                 (125)
52521R CN 9        463,140    289,465                    168,990               168,990
52524P AN 2        570,337    568,467                    (5,345)               (5,345)
55262T EC 3      6,788,379  7,223,381                    26,619                 26,619
590188 JP 4

                 2,951,700  2,999,018                       982                   982
57117P AH 7         57,938     57,939                         1                     1
61746R AG 6        378,627    382,550                       889                   889
617451 CM 9         72,928     72,815                       (67)                  (67)
61745M NR 0      1,461,842  1,287,086                   (12,580)              (12,580)
61746W GB 0
                    30,927     30,927                      (398)                 (398)
61746W HF 0
                    37,024     35,208                      (745)                 (745)
61746W WT 3
                    81,356    107,601                      (210)                 (210)
655042 AC 3

                   279,309    251,142                    (1,142)               (1,142)
674135 DM 7         36,526     36,542                                               0
67773# AD 2

                   313,006    313,006                                               0
74438W AB 2
                    88,666     87,490                      (602)                 (602)
69348H BK 3        534,933    477,574                    (9,665)               (9,665)


                                                                                   22
                                17                          20                    NAIC
                    16        FOREIGN    18       19       BOND                  DESIG-
                   BOOK/     EXCHANGE REALIZED   TOTAL   INTEREST/               NATION
                 ADJUSTED      GAIN     GAIN     GAIN      STOCK                   OR
      1          CARRYING     (LOSS)   (LOSS)   (LOSS)   DIVIDENDS      21       MARKET
    CUSIP        VALUE AT       ON       ON       ON     RECEIVED    MATURITY  INDICATOR
IDENTIFICATION DISPOSAL DATE DISPOSAL DISPOSAL DISPOSAL DURING YEAR    DATE       (A)
----------------------------------------------------------------------------------------
294751 BP 6          132,933                         0        1,736 11/01/2032       1FE
31865Q AH 4          115,869                         0          845 09/15/2010       2FE
31331F AU 5

                     112,245                         0        4,209 01/15/2018         1
35729P AK 6          565,719                         0        2,626 10/25/2033       1FE
35729P AT 7           51,630                         0          327 02/25/2033       2FE
350259 AA 5

                   5,582,494          (32,884) (32,884)      97,682 06/15/2011       2FE
337378 AB 9          272,043                         0        4,974 12/01/2031       1FE
337366 AB 4          323,584                         0        1,792 06/01/2031       1FE
337366 AE 8        3,000,000                         0       39,162 06/01/2031       1FE
36158Y AB 5           76,348                         0          954 01/01/2033       1FE
361849 QE 5            9,012                         0          138 04/01/2034       1FE
361849 CP 5           31,406                         0          533 04/01/2029       1FE
38141M MP 3

                   3,000,000                         0       97,500 02/25/2009       1FE
393505 KD 3           74,939                         0        1,197 01/15/2026       1FE
449182 BL 7          130,797                         0        1,223 02/15/2012       1FE
449182 BN 3        1,066,698                         0       10,566 02/15/2012       1FE
22541N HH 5          252,603                         0        1,047 02/25/2033       3FE
441812 GE 8

                   2,000,000                         0       58,750 02/01/2009       1FE
403914 AB 0
                     300,000                         0        9,938 03/01/2009       1FE
449670 BB 3           14,757                         0          260 07/01/2026       1FE
464187 AF 0          104,556                         0        1,699 05/01/2032       1FE
244217 BG 9

                     158,328            2,772    2,772        4,753 03/15/2012       1FE
24422E QQ 5

                  14,907,081           45,859   45,859      240,171 04/03/2013       1FE
617059 EU 0        2,400,848                         0       41,889 01/01/2030       1FE
46625M 2L 2
                      27,059                         0          253 01/01/2039       1FE
46625Y TY 9
                      65,329                         0          712 10/01/2042       1FE
49725V AA 0

                     194,242                         0        2,336 12/30/2013       2FE
493268 BB 1           73,236                         0          361 06/29/2037       1FE
493268 BG 0          109,621                         0          803 11/30/2032       1FE
501773 CS 2        2,862,645                         0       44,797 06/01/2031       1FE
86359D UE 5           15,959                         0          147 09/01/2030       1FE
52520V AB 9          927,303                         0       10,939 09/01/2036       1FE
52108H LG 7           84,442                         0          775 09/11/2026       1FE
52521R CN 9          458,455                         0        7,171 06/01/2037       2FE
52524P AN 2          563,122                         0        8,307 05/01/2037       1FE
55262T EC 3        7,250,000                         0      112,375 08/15/2011       1FE
590188 JP 4

                   3,000,000                         0       90,000 02/17/2009       1FE
57117P AH 7           57,941                         0          648 09/16/2013       1FE
61746R AG 6          383,439                         0        1,582 11/25/2032       1FE
617451 CM 9           72,749                         0          807 10/01/2052       1FE
61745M NR 0        1,274,506                         0       19,222 04/01/2033       1FE
61746W GB 0
                      30,529                         0          458 02/01/2033       1FE
61746W HF 0
                      34,464                         0          495 07/01/2033       1FE
61746W WT 3
                      80,927                         0          902 09/01/2037       1FE
655042 AC 3

                     250,000                         0        8,688 03/15/2009       1FE
674135 DM 7           36,542                         0          511 03/01/2017       1FE
67773# AD 2

                     313,006                         0        9,077 02/15/2026        2
74438W AB 2
                      86,887                         0        1,296 05/01/2034       1FE
69348H BK 3          467,909                         0        8,406 02/01/2010       1FE


                                     QE05.6

                               SCHEDULE D - PART 4

   Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of
                           During the Current Quarter






                                                                       6
      1                                4                           NUMBER OF
    CUSIP          2          3     DISPOSAL             5         SHARES OF       7             8
IDENTIFICATION DESCRIPTION FOREIGN    DATE      NAME OF PURCHASER    STOCK   CONSIDERATION   PAR VALUE
--------------------------------------------------------------------------------------------------------
73664# AA 8    PORTLAND
               NATURAL GAS
               TRANSMISSION        03/30/2009 SCHEDULED REDEMPTION                  70,364        70,364
74160M DK 5    PRIME_04-CL1        03/01/2009 SCHEDULED REDEMPTION                  53,175        53,175
75970J AX 4    RAMC_07-1           03/01/2009 SCHEDULED REDEMPTION                 771,290       771,290
760985 FA 4    RAMP_01-RS3         03/01/2009 SCHEDULED REDEMPTION                 107,668       107,668
760985 GQ 8    RAMP_02-RS1         03/01/2009 SCHEDULED REDEMPTION                  18,218        18,218
86359A PY 3    SASC_03-BC2         03/25/2009 SCHEDULED REDEMPTION                 160,767       160,767
805564 GS 4    SAST_00-3           03/01/2009 Various                               50,904        50,904
83162C NX 7    SBAP_04-20H         02/01/2009 SCHEDULED REDEMPTION                 323,536       323,536
83162C PR 8    SBAP_05-20G         01/01/2009 SCHEDULED REDEMPTION                 400,435       400,435
83162C PS 6    SBAP_05-20H         02/01/2009 SCHEDULED REDEMPTION                 134,871       134,871
83162C QX 4    SBAP_07-20C         03/01/2009 SCHEDULED REDEMPTION                 560,406       560,406
83162C QY 2    SBAP_07-20D         03/26/2009 Various                            8,450,591     8,107,272
79548C BH 8    SBM7_01-C1          03/01/2009 SCHEDULED REDEMPTION                  99,160        99,160
79549A JJ 9    SBM7_01-C2          03/01/2009 SCHEDULED REDEMPTION                  69,636        69,636
82567D AE 4    SHURGARD
               STORAGE
               CENTER INC          02/12/2009 TENDER TRANSACTION                 2,000,000     2,000,000
84860R AA 1    SPMF_06-1A          03/01/2009 SCHEDULED REDEMPTION                  51,289        51,289
85458# AA 2    STANLEY
               ACCOUNT
               VALUE PLAN
               TRUST               03/30/2009 SCHEDULED REDEMPTION                  14,616        14,616
866348 AA 3    SUMM_02-1           03/12/2009 SCHEDULED REDEMPTION                 227,841       227,841
878742 AE 5    TECK
               COMINCO
               LIMITED        A    03/26/2009 Various                            1,918,500     3,900,000
89352L AE 0    TRANSCANADA
               PIPELINES
               LTD            A    01/21/2009 MATURED                            2,750,000     2,750,000
90783X AA 9    UNION
               PACIFIC
               2007-3 PASS
               THROUGH             01/02/2009 SCHEDULED REDEMPTION                 500,366       500,366
92344G AT 3    VERIZON
               GLOBAL
               FUNDING
               CORPORATION         01/20/2009 STIFEL, NICOLAUS & CO                751,982       700,000
924172 D@ 5    VERMONT
               TRANSCO LLC
               SERIES L
               FMB                 01/01/2009 SCHEDULED REDEMPTION                  11,991        11,991
863572 L9 2    WAMU_00-1           03/25/2009 SCHEDULED REDEMPTION                  29,604        29,604
929766 BJ 1    WBCMT_02-C2         03/01/2009 SCHEDULED REDEMPTION                  93,420        93,420
929766 B8 5    WBCMT_05-C17        03/01/2009 SCHEDULED REDEMPTION                 130,309       130,309
92976B FP 2    WBCMT_06-C24        03/01/2009 SCHEDULED REDEMPTION                  41,256        41,256
94985F AA 6    WFALT_07-PA2        03/01/2009 SCHEDULED REDEMPTION                 320,529       320,529
949837 AA 6    WFMBS_07-10         03/01/2009 SCHEDULED REDEMPTION                 687,436       687,436
98472# AF 6    YANCEY BROS
               CO SENIOR                      HIMCO OPERATIONAL
               SECURED             02/17/2009 TRANSACTION                       11,625,000    12,500,000
3899999        Total - Bonds - Industrial & Miscellaneous                      126,108,595   144,446,239
BONDS - CREDIT TENANT LOANS
93114CAA  9    LEHMAN C.P.
               INC.
               WAL-MART
               LEASE-BK            03/10/2009 SCHEDULED REDEMPTION                 176,109       176,109
4199999        Total - Bonds - Credit Tenant Loans                                 176,109       176,109
BONDS - HYBRUD SECURITIES
125577AX  4    CIT GROUP INC       01/07/2009 Various                              508,650     1,447,000
4899999        Total - Bonds - Hybrid Securities                                   508,650     1,447,000
8399997        Total - Bonds - Part 4                                        5,321,093,242 5,091,925,917
8399999        Total - Bonds                                                 5,321,093,242 5,091,925,917
9999999        Total - Bonds, Preferred and Common Stocks                    5,321,093,242           XXX

                                                   CHANGE IN BOOK/ADJUSTED CARRYING VALUE
                                           ------------------------------------------------------------
                                                                          13
                                   10                                  CURRENT                   15
                               PRIOR YEAR      11           12          YEAR'S       14         TOTAL
                                  BOOK/    UNREALIZED     CURRENT     OTHER THAN    TOTAL      FOREIGN
      1                         ADJUSTED    VALUATION     YEAR'S      TEMPORARY   CHANGE IN    EXCHANGE
    CUSIP            9          CARRYING    INCREASE/ (AMORTIZATION)/ IMPAIRMENT  B./A.C.V.   CHANGE IN
IDENTIFICATION  ACTUAL COST      VALUE     (DECREASE)    ACCRETION    RECOGNIZED  (11+12-13)  B./A.C.V.
--------------------------------------------------------------------------------------------------------
73664# AA 8
                      70,364        70,364                                                0
74160M DK 5           54,573        54,450                    (1,275)                (1,275)
75970J AX 4          771,282       771,287                         2                      2
760985 FA 4          112,900       110,899                    (3,231)                (3,231)
760985 GQ 8           17,766        17,889                       328                     328
86359A PY 3          156,899       160,606                       161                     161
805564 GS 4           54,749        80,092                     (593)                   (593)
83162C NX 7          323,941       323,959                     (423)                   (423)
83162C PR 8          378,744       378,414                    22,021                 22,021
83162C PS 6          130,340       130,270                     4,601                  4,601
83162C QX 4          560,406       560,406                                                0
83162C QY 2        8,107,272     8,107,272                                                0
79548C BH 8          102,780       100,412                    (1,253)                (1,253)
79549A JJ 9           76,283        71,668                    (2,032)                (2,032)
82567D AE 4

                   2,104,247     2,104,119                    (5,215)                (5,215)
84860R AA 1           51,273        51,275                        14                     14
85458# AA 2


                      14,616        14,616                                                0
866348 AA 3          227,841       227,841                                                0
878742 AE 5

                   1,548,008     1,549,976                     1,541                  1,541
89352L AE 0

                   2,726,983     2,749,689                       311                    311
90783X AA 9


                     500,366       500,366                                                0
92344G AT 3


                     791,784       741,664                      (624)                  (624)
924172 D@ 5


                      11,991        11,991                                                0
863572 L9 2           29,604        29,604                                                0
929766 BJ 1           93,417        93,419                         1                      1
929766 B8 5          130,956       130,449                      (140)                  (140)
92976B FP 2           41,462        41,493                      (238)                  (238)
94985F AA 6          313,731       314,186                      6,343                 6,343
949837 AA 6          674,009       675,634                     11,802                11,802
98472# AF 6

                  12,500,000    12,500,000                                                0
3899999          142,873,107   142,407,647          0         140,923          0    140,923           0
BONDS - CREDIT TENANT LOANS
93114CAA  9


                     200,389       191,371                   (15,262)               (15,262)
4199999              200,389       191,371          0        (15,262)          0    (15,262)          0
BONDS - HYBRUD SECURITIES
125577AX  4          403,260       403,511          4             (4)                    (0)
4899999              403,260       403,511          4             (4)          0         (0)          0
8399997        5,306,927,337 2,640,379,149          4     (1,115,817)          0 (1,115,814) 30,181,311
8399999        5,306,927,337 2,640,379,149          4     (1,115,817)          0 (1,115,814) 30,181,311
9999999        5,306,927,337 2,640,379,149          4     (1,115,817)          0 (1,115,814) 30,181,311



                                                                                             22
                                 17                                   20                    NAIC
                    16         FOREIGN       18           19         BOND                  DESIG-
                   BOOK/      EXCHANGE    REALIZED       TOTAL     INTEREST/               NATION
                 ADJUSTED       GAIN        GAIN         GAIN        STOCK                   OR
      1          CARRYING      (LOSS)      (LOSS)       (LOSS)     DIVIDENDS      21       MARKET
    CUSIP        VALUE AT        ON          ON           ON       RECEIVED    MATURITY  INDICATOR
IDENTIFICATION DISPOSAL DATE  DISPOSAL    DISPOSAL     DISPOSAL   DURING YEAR    DATE       (A)
--------------------------------------------------------------------------------------------------
73664# AA 8

                      70,364                                   0        1,038  12/31/2018        2
74160M DK 5           53,175                                   0          756  02/01/2034      1FE
75970J AX 4          771,290                                   0       10,327  04/01/2037      1FE
760985 FA 4          107,668                                   0        1,443  10/01/2031      2FE
760985 GQ 8           18,218                                   0          240  01/01/2032      1FE
86359A PY 3          160,767                                   0          517  02/25/2033      1FE
805564 GS 4           50,904                                   0        1,108  12/01/2030      1FE
83162C NX 7          323,536                                   0        8,563  08/01/2024      1FE
83162C PR 8          400,435                                   0        9,603  07/01/2025      1FE
83162C PS 6          134,871                                   0        3,498  08/01/2025      1FE
83162C QX 4          560,406                                   0       14,760  03/01/2027      1FE
83162C QY 2        8,107,272                343,319      343,319      209,545  04/01/2027      1FE
79548C BH 8           99,160                                   0        1,440  12/01/2035      1FE
79549A JJ 9           69,636                                   0          945  10/01/2011      1FE
82567D AE 4

                   2,098,904                (98,904)     (98,904)      73,194  02/22/2011      1FE
84860R AA 1           51,289                                   0          657  03/01/2024      2FE
85458# AA 2


                      14,616                                   0          197  12/31/2009        1
866348 AA 3          227,841                                   0          613  08/12/2047      1FE
878742 AE 5

                   1,551,517                366,983      366,983      119,182  10/01/2035      3FE
89352L AE 0

                   2,750,000                                   0       59,492  01/21/2009      1FE
90783X AA 9


                     500,366                                   0       15,451  01/02/2031      1FE
92344G AT 3


                     741,039                 10,943       10,943       20,363  09/01/2012      1FE
924172 D@ 5


                      11,991                                   0          219  04/01/2018        1
863572 L9 2           29,604                                   0          118  01/25/2040      1FE
929766 BJ 1           93,420                                   0          856  11/01/2034      1FE
929766 B8 5          130,309                                   0        1,402  03/01/2042      1FE
92976B FP 2           41,256                                   0          513  03/01/2045      1FE
94985F AA 6          320,529                                   0        4,383  06/01/2037      3FE
949837 AA 6          687,436                                   0        9,843  07/01/2037      1FE
98472# AF 6

                  12,500,000               (875,000)    (875,000)     322,628  09/30/2015        3
3899999          142,442,157          0 (16,333,562) (16,333,562)   3,480,539     XXX          XXX
BONDS - CREDIT TENANT LOANS
93114CAA  9


                     176,109                                   0        3,408  01/10/2017        1
4199999              176,109          0           0            0        3,408     XXX          XXX
BONDS - HYBRUD SECURITIES
125577AX  4          403,511                105,139      105,139       28,294  03/15/2067      3FE
4899999              403,511          0     105,139      105,139       28,294     XXX          XXX
8399997        5,304,653,879 46,702,821 (30,263,457)  16,439,364   25,541,037     XXX          XXX
8399999        5,304,653,879 46,702,821 (30,263,457)  16,439,364   25,541,037     XXX          XXX
9999999        5,304,653,879 46,702,821 (30,263,457)  16,439,364   25,541,037     XXX          XXX

(a) For all common stock bearing the NAIC market indicator "U" provide: the number of such issues: 0.

                            SCH. DB-PART A-SECTION 1

                                      NONE

                            SCH. DB-PART B-SECTION 1

                                      NONE

                            SCH. DB-PART C-SECTION 1

                                      NONE

                            SCH. DB-PART D-SECTION 1

                                      NONE


                                   QE06, QE07

                           SCHEDULE E - PART 1 - CASH

                          Month End Depository Balances

                                                           4          5
                                                       AMOUNT OF  AMOUNT OF
                                                        INTEREST  INTEREST     BOOK BALANCE AT END OF EACH MONTH
                                                 3     RECEIVED    ACCRUED           DURING CURRENT QUARTER
                                                RATE    DURING   AT CURRENT --------------------------------------
           1                              2      OF     CURRENT   STATEMENT      6            7             8       9
       DEPOSITORY                        CODE INTEREST  QUARTER     DATE     FIRST MONTH SECOND MONTH  THIRD MONTH  *
---------------------------------------- ---- -------- --------- ---------- ------------ ------------ ------------ ---
OPEN DEPOSITORIES
Bank of America N.A.   Springfield, MA                                          100,000      160,000       100,000 XXX
(Hartford)
Bank of America N.A.   Springfield, MA                                        3,283,632    2,083,962     1,088,945 XXX
(Hartford)
Bank of America N.A.   Springfield, MA                                           25,000       73,668       158,101 XXX
(Hartford)
Bank of America N.A.   Springfield, MA                                          230,643      273,026       314,919 XXX
(Hartford)
Bank One, NA           Chicago, IL                                              185,773      179,701       211,413 XXX
JPMorgan Chase Bank -  London, England                                          347,761      339,813       342,703 XXX
GB
JPMorgan Chase Bank -  London, England                                      148,141,697   57,982,225    56,570,962 XXX
GB
JPMorgan Chase Bank,   New York City, NY                                      4,954,851          888    (1,070,830)XXX
National Association.
JPMorgan Chase Bank,   New York City, NY                                         67,500      234,817       208,140 XXX
National Association.
JPMorgan Chase Bank,   New York City, NY                                            999   18,625,999           525 XXX
National Association.
State Street Bank and  Boston, MA                                                10,366      251,019         8,434 XXX
Trust Company
U.S. Bank N.A.         Milwaukee, WI                                             94,240      178,362       136,595 XXX
(Cincinnati)
Wachovia Bank N.A.     Avondale, PA                                             178,409      140,049       138,249 XXX
((NJ/PA/NY)
Wells Fargo Bank, N.A  San Francisco, CA                                        319,964      277,919       163,136 XXX
Wells Fargo Bank, N.A  San Francisco, CA                                     10,829,676   10,736,370    10,339,304 XXX
0199998. Deposits in.59 depositories
that do not exceed the allowable limit
in any one depository (see Instructions)
- Open Depositories                      XXX    XXX        94                   502,773      338,569       440,594 XXX
                                         ---    ---       ---               -----------   ----------    ---------- ---
0199999. Total Open Depositories         XXX    XXX        94         0     169,273,284   91,876,387    69,151,190 XXX
                                         ---    ---       ---       ---     -----------   ----------    ---------- ---
0399999. Total Cash on Deposit           XXX    XXX        94         0     169,273,284   91,876,387    69,151,190 XXX
                                         ---    ---       ---       ---     -----------   ----------    ---------- ---
0599999. Total Cash                      XXX    XXX        94         0     169,273,284   91,876,387    69,151,190 XXX
                                         ===    ===       ===       ===     ===========   ==========    ========== ===


                                      QE08

                     SCHEDULE E - PART 2 - CASH EQUIVALENTS

                  Show Investments Owned End of Current Quarter

                                                                                          7
                                                                                       AMOUNT
                                                                                         OF       8
                                                    4                       6         INTEREST  AMOUNT
                                           3      RATE         5        BOOK/ADJUSTED    DUE   RECEIVED
                   1             2        DATE     OF       MATURITY      CARRYING       &     DURING
              DESCRIPTION       CODE   ACQUIRED INTEREST      DATE         VALUE       ACCRUED   YEAR
------------------------------- ---- ---------- -------- ------------ --------------- -------- --------
INDUSTRIAL AND MISCELLANEOUS (UNAFFILIATED) - ISSUER OBLIGATIONS
DEUT GSI                             03/31/2009  0.190     04/01/2009      1,775,000
3299999. Industrial and Miscellaneous (Unaffiliated) - Issuer Obligations  1,775,000      0        0
3899999. Total - Industrial and Miscellaneous (Unaffiliated)               1,775,000      0        0
TOTAL
7799999. Subtotals - Issuer
         Obligations                                                       1,775,000      0        0
8399999. Subtotals - Bonds                                                 1,775,000      0        0
8699999. Total - Cash Equivalents                                          1,775,000      0        0


                                      QE09

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life Insurance
              Company ("Hartford") authorizing the establishment of the Separate
              Account.(1)
       (2)    Not applicable.
       (3)    (a) Amended and Restated Principal Underwriter Agreement.(2)
       (3)    (b) Form of Dealer Agreement.(3)
       (4)    Form of Individual Flexible Premium Variable Annuity Contract.(4)
       (5)    Form of Application.(4)
       (6)    (a) Certificate of Incorporation of Hartford.(5)
       (6)    (b) Bylaws of Hartford.(5)
       (7)    Form of Reinsurance Agreement.(2)
       (8)    Form of Fund Participation Agreement.(6)
       (9)    Opinion and Consent of Richard J. Wirth, Assistant General
              Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   No financial statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73568, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement, File No. 333-148564, filed on February 9, 2009.

(3) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73568, dated April 29, 1996.

(4) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101951, filed on April 7, 2003.

(5)  Incorporated by reference to Post-Effective Amendment No. 7, to the
     Registration Statement File No. 333-136545, filed on April   , 2009.

(6) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-119418, filed on September 17, 2007.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Ricardo Anzaldua                    Senior Vice President, Assistant Secretary
Robert Arena                        Executive Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Richard G. Costello                 Assistant Secretary
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Jennifer J. Geisler                 Senior Vice President
Ronald R. Gendreau                  Executive Vice President
John N. Giamalis                    Senior Vice President, Treasurer
Christopher M. Grinnell             Assistant Vice President
Daniel R. Guilbert                  Actuary, Vice President
Christopher J. Hanlon               Senior Vice President
Susan M. Hess                       Vice President
Charles E. Hunt                     Vice President
Donald C. Hunt                      Secretary
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Stephen T. Joyce                    Executive Vice President
Thomas P. Kalmbach                  Actuary, Vice President
John F. Keenan                      Senior Vice President
Michael Knipper                     Senior Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Dawn M. LeBlanc                     Assistant Vice President
Debra L. Ludovissie                 Assistant Vice President
Kenneth A. McCullum                 Actuary, Senior Vice President
Gregory McGreevey                   Executive Vice President, Chief Investment Officer and Director*
Ernest M. McNeill, Jr.              Senior Vice President, Chief Accounting Officer*
William P. Meaney                   Senior Vice President
Jonathan L. Mercier                 Assistant Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Assistant Vice President
Brian Murphy                        Executive Vice President
Brian O'Connell                     Chief Information Officer, Vice President
Jamie Ohl                           Senior Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Sharon A. Ritchey                   Executive Vice President
Michael J. Roscoe                   Actuary, Vice President
Richard Rubin                       Assistant Vice President
Wade A. Seward                      Vice President
D. Keith Sloane                     Senior Vice President
Richard Smolinski                   Actuary, Assistant Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Vice President
James E. Trimble                    Chief Actuary, Senior Vice President
Charles N. Vest                     Actuary, Vice President
Andrew J. Waggoner                  Vice President
Jean H. Walker                      Vice President
John C. Walters                     President, Chief Executive Officer, Chairman of the Board, Director*
Richard J. Wirth                    Assistant Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 333-148564, filed on February 9, 2009.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2009, there were 446,948 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD

                                                              POSITIONS AND OFFICES
NAME                                                             WITH UNDERWRITER
----------------------------------------------------------------------------------------------------------------
Robert Arena (1)                  Senior Vice President/ Business Line Principal and Director
Diana Benken (1)                  Chief Financial Officer and Controller/FINOP
Christopher S. Conner (2)         AML Compliance Officer and Chief Compliance Officer
Kevin M. Connor (2)               Director
James Davey (1)                   Executive Vice President and Director
Peter E. Delahanty (1)            Senior Vice President/IIP Marketing
John N. Giamalis (3)              Treasurer
Stephen T. Joyce (1)              Senior Vice President/Business Line Principal
Kenneth A. McCullum (1)           Senior Vice President
Vernon Meyer (1)                  Senior Vice President
Jamie Ohl (1)                     Senior Vice President/Business Line Principal
Mark A. Sides (4)                 Chief Legal Officer and Secretary
Keith D. Sloane                   Senior Vice President
Martin A. Swanson (1)             Vice President/Marketing
John C. Walters (1)               Chief Executive Officer and President and Director

------------

(1)  Address: 200 Hopmeadow Street, Simsbury, CT 06089

(2)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(3)  Address: One Hartford Plaza, Hartford, CT 06115

(4)  Address: 500 Bielenberg Dr., Woodbury, MN 55125

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 1st day of May, 2009.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT ONE
(Registrant)

By:    John C. Walters*                     *By:   /s/ Richard J. Wirth
       -----------------------------------         -----------------------------------
       John C. Walters                             Richard J. Wirth
       President, Chief Executive Officer          Attorney-in-Fact
       and Chairman of the Board

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

By:    John C. Walters*
       -----------------------------------
       John C. Walters
       Chief Executive Officer and
       Chairman of the Board, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Glenn D. Lammey, Chief Financial Officer, Executive Vice
 President, Director*
Gregory McGreevey, Executive Vice President and
 Chief Financial Officer, Director*                                *By:   /s/ Richard J. Wirth
                                                                          -----------------------------------
Ernest M. McNeill, Jr., Chief Accounting Officer,                         Richard J. Wirth
 Senior Vice President*                                                   Attorney-in-Fact
John C. Walters, President, Chief Executive
 Officer and Chairman of the Board, Director*                      Date:  May 1, 2009

333-101951

                                 EXHIBIT INDEX

      (9)  Opinion and Consent of Richard J. Wirth, Assistant General Counsel.
     (10)  Consent of Deloitte & Touche LLP.
     (99)  Copy of Power of Attorney.